Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to financial statements.
Report of Independent Accountants	31	The auditors' opinion.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the past five year, and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - Inst CL	7.64%	36.36%	111.49%
LB Mortgage	7.57%	38.70%	113.69%
US Mortgage Funds Average	6.73%	32.12%	98.71%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 64 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - Inst CL	7.64%	6.40%	7.78%
LB Mortgage	7.57%	6.76%	7.89%
US Mortgage Funds Average	6.73%	5.72%	7.10%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $21,149 - a 111.49% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,369 - a 113.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance - continued

Total Return Components

	Years ended October 31,			March 3, 1997 (commencement of sale of Institutional Class shares) to October 31,
	2000	1999	1998	1997
Dividend returns	7.16%	6.14%	6.13%	4.30%
Capital returns	0.48%	-3.05%	-0.27%	2.43%
Total returns	7.64%	3.09%	5.86%	6.73%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.80¢	34.50¢	71.45¢
Annualized dividend rate	6.49%	6.59%	6.90%
30-day annualized yield	6.71%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.52 over the past one month, $10.38 over the past six months, and $10.35 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2000, the fund's Institutional Class shares returned 7.64%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 6.73% for the same period, according to Lipper Inc. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 7.57%.

Q. What factors influenced the fund's performance?

A. In the plus column was the fund's relatively large weighting in commercial mortgage-backed securities (CMBS) - which accounted for about 15% of the fund's net assets at the end of the period. CMBS are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. They seemingly had the wind at their backs during the past year. Rising interest rates, which hurt many other fixed-income securities, boosted outstanding CMBS by limiting issuance of new securities. Second, there was overall improvement in the credit quality of the sector thanks to the strong economy and better commercial real estate fundamentals as rents and occupancies increased. Finally, the Labor Department proposed allowing private pension funds to buy some mortgage securities that had been off-limits.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did mortgage securities made up of home loans - those issued by Fannie Mae, Freddie Mac and Ginnie Mae - perform during the year?

A. Generally speaking, they performed poorly early on but improved quite a bit in the second half of the year. At first, rising interest rates were a drag on the performance of these mortgage securities, pushing their yields higher and their prices lower. At the same time, good economic conditions translated into a strong housing market, prompting more mortgage prepayment. More recently, mortgage security prices firmed as it became evident that previous interest-rate hikes had helped slow the economy. In response, mortgage prepayments fell and the outstanding supply was reduced. Against that backdrop, various types of mortgage securities fell in and out of favor during the year. For instance, Ginnie Mae securities - which accounted for a smaller portion of the fund than of the Lehman Brothers index - outpaced Fannie Mae and Freddie Mac securities during much of the year. That was due to a very small supply of Ginnie Mae securities. Some legislators floated the idea of even cutting off their longstanding but never-used lines of credit. Having a relatively small weighting in Ginnie Mae securities probably was the biggest disappointment for the year.

Q. What helped Fannie Mae and Freddie Mac securities regain their footing?

A. The yield advantage offered by Fannie Mae and Freddie Mac securities - as much as 10 basis points (0.10 percentage points) - over Ginnie Maes was one factor that helped them rebound. Also, the legislative pressure on the agencies eased when Fannie Mae and Freddie Mac made some concessions to legislators, adopting measures to improve their capital structure and allow more scrutiny of their books. In response, demand for their securities improved as more investors became attracted to their relatively high yields and cheap prices.

Q. Interest rates have been relatively volatile over the past year. How did you manage the fund's sensitivity to interest-rate changes?

A. I kept the fund's duration - a gauge of its interest-rate sensitivity - in line with the mortgage securities market as a whole as measured by the Lehman Brothers Mortgage-Backed Securities Index. That meant I avoided positioning the fund with more or less sensitivity based on my view of where interest rates were headed.

Q. What's your outlook?

A. I'm optimistic about the prospects for mortgage securities. Even though there's the possibility that interest rates will move lower, I don't see a large wave of mortgage prepayment in the future. By my calculations, mortgage rates would have to decline at least one full percentage point from current levels in order for prepayments to accelerate at a meaningful level. Given that, I think that mortgage securities offer very attractive values at current levels, offering yields that are well in excess of U.S. Treasury securities.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gain

Start date: December 31, 1984

Size: as of October 31, 2000, more than $466 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on the strength of the housing market and its effect on mortgage securities:

"Sometimes, significant interest-rate volatility - such as we've seen during the past year - can lead to an increase in the rate of mortgage prepayments, which can have negative implications for the mortgage market. This past year, however, that was not the case. The strong housing market, fueled by the robust economy, favorable employment growth and rising personal incomes, benefited the mortgage market during the past year. Thanks to a significant wave of refinancing activity in 1998 and early 1999, the vast majority of mortgages outstanding 12 months ago carried interest rates of 6.5% to 7.0%. As interest rates climbed throughout the past year, these bonds started to trade below their par value of $100. Essentially, investors weren't willing to pay full price - or par - for a bond that paid less income when they could buy a newly issued bond with a higher income. As a result, 6.5% to 7.0% mortgage securities began to trade at discount prices ranging from $92 to $96. But given the fact that the housing market was strong and many homeowners decided to move into other homes, many of those mortgage securities were paid off at par, resulting in fairly good performance for the mortgage market as a whole."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2000
	% of fund's investments	% of fund's investments 6 months ago
Less than 6%	0.4	0.5
6 - 6.99%	32.6	45.0
7 - 7.99%	43.7	38.4
8 - 8.99%	14.0	9.9
9% and over	2.8	4.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	7.1	8.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	3.7	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000	As of April 30, 2000
Mortgage Securities 77.3%	Mortgage Securities 77.1%
CMOs and Other Mortgage Related Securities 19.3%	CMOs and Other Mortgage Related Securities 21.8%
U.S. Government Agency Obligations 3.1%	U.S. Government Agency Obligations 3.9%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets (2.8)%*

* Short-term investments and net other assets are not included in the pie chart.

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 3.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.1%
Fannie Mae 6.5% 4/29/09 (Cost $14,292,808)	$ 15,440,000	$ 14,701,814
U.S. Government Agency - Mortgage Securities - 77.3%

Fannie Mae - 48.5%
6% 2/1/14 to 6/1/29	17,285,396	16,223,096
6.5% 9/1/10 to 2/1/30	66,387,810	63,905,089
7% 3/1/19 to 10/1/30	71,013,814	69,662,626
7% 11/1/30 (b)	15,000,000	14,695,313
7.5% 3/1/22 to 11/1/30	40,259,542	40,213,187
8% 1/1/07 to 7/1/30	13,049,020	13,209,123
8.25% 1/1/13	54,630	55,566
8.5% 6/1/16 to 11/1/23	2,946,350	3,021,512
8.75% 11/1/08 to 7/1/09	122,645	125,817
9% 1/1/08 to 2/1/13	497,626	512,597
9.5% 5/1/03 to 8/1/22	2,747,955	2,835,347
11% 12/1/02 to 8/1/10	834,963	905,168
12.25% 5/1/13 to 6/1/15	146,833	164,723
12.5% 11/1/14 to 3/1/16	279,804	316,089
12.75% 2/1/14 to 6/1/15	44,209	49,029
13.5% 9/1/13 to 12/1/14	129,910	149,843
14% 11/1/14	40,901	47,586
		226,091,711
Freddie Mac - 12.1%
5% 7/1/10	2,010,726	1,866,834
6% 2/1/29 to 7/1/29	4,606,402	4,321,358
6.5% 1/1/24 to 9/1/24	20,168,922	19,511,494
7% 7/1/29 to 9/1/29	7,508,084	7,360,249
7.5% 6/1/26 to 11/1/30	6,307,591	6,309,623
7.5% 11/1/30 (b)	7,275,000	7,270,453
8% 10/1/07 to 4/1/21	487,909	493,337
8.5% 11/1/03 to 5/1/30	2,741,499	2,801,348
9% 9/1/08 to 5/1/21	3,334,308	3,434,549
10% 1/1/09 to 5/1/19	930,499	974,266
10.5% 8/1/10 to 2/1/16	83,810	88,684
11.5% 4/1/12	54,722	59,735
12.25% 6/1/14 to 7/1/15	106,234	119,159
12.5% 5/1/12 to 12/1/14	521,724	580,346
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
12.75% 6/1/05 to 3/1/15	$ 55,553	$ 60,251
13% 1/1/11 to 6/1/15	865,615	995,218
		56,246,904
Government National Mortgage Association - 16.7%
6.5% 5/15/28 to 1/15/29	4,059,163	3,918,350
7% 1/15/26 to 6/15/29 (d)	16,431,436	16,196,453
7.5% 7/15/05 to 9/15/27	12,034,063	12,123,749
8% 4/15/02 to 12/15/25	7,861,876	8,003,375
8.5% 7/15/16 to 10/15/30	35,803,208	36,731,278
9% 9/20/16 to 4/20/18	60,050	61,959
9.5% 8/15/09 to 12/15/24	72,451	76,491
10.5% 1/15/01 to 2/20/18	487,533	519,050
13% 10/15/13	43,913	50,431
13.5% 7/15/11 to 10/15/14	56,959	65,227
		77,746,363
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $362,314,237)		360,084,978
Collateralized Mortgage Obligations - 4.3%

U.S. Government Agency - 4.3%
Fannie Mae REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	9,369,247
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	9,128,100
Freddie Mac REMIC planned amortization class Series 70 Class C, 9% 9/15/20	1,404,060	1,445,298
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,677,765)		19,942,645
Commercial Mortgage Securities - 15.0%

Bankers Trust II Series 1999-S1A Class D, 8.81% 2/28/14 (a)(c)	5,000,000	5,010,938
CBM Funding Corp. sequential pay Series 1996-1 Class A3PI, 7.08% 11/1/07	2,300,000	2,296,586
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	1,902,938
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	10,200,000	9,431,813
Federal Deposit Insurance Corp. REMIC Trust sequential pay Series 1996-C1 Class 1A, 6.75% 7/25/26	2,242,680	2,220,078
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9698% 4/13/31 (a)(c)	$ 1,600,000	$ 1,450,500
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.3619% 3/17/28 (c)	15,000,000	14,067,188
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 7.5213% 2/15/34 (a)(c)	7,900,000	7,755,579
Class A5, 7.8713% 2/15/34 (a)(c)	5,278,196	5,156,138
Structured Asset Securities Corp. Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,097,744
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (a)	18,200,000	17,531,720
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $72,038,810)		69,921,222
Cash Equivalents - 7.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $32,822,000)	$ 32,828,035	32,822,000
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $501,145,620)		497,472,659
NET OTHER ASSETS - (6.7)%		(31,448,023)
NET ASSETS - 100%		$ 466,024,636
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,904,875 or 7.9% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) A portion of this security is subject to a forward commitment to sell.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $501,225,418. Net unrealized depreciation aggregated $3,752,759, of which $3,729,911 related to appreciated investment securities and $7,482,670 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $8,706,000 of which $5,050,000 and $3,656,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $32,822,000) (cost $501,145,620) - See accompanying schedule		$ 497,472,659
Commitment to sell securities on a delayed delivery basis	$ (14,775,000)
Receivable for securities sold on a delayed delivery basis	14,906,250	131,250
Receivable for investments sold, regular delivery		113,202
Cash		485
Receivable for fund shares sold		182,244
Interest receivable		2,409,643
Total assets		500,309,483
Liabilities
Payable for investments purchased Regular delivery	8,232,107
Delayed delivery	22,113,125
Payable for fund shares redeemed	3,103,942
Distributions payable	505,453
Accrued management fee	168,882
Distribution fees payable	27,900
Other payables and accrued expenses	133,438
Total liabilities		34,284,847
Net Assets		$ 466,024,636
Net Assets consist of:
Paid in capital		$ 477,537,240
Undistributed net investment income		813,267
Accumulated undistributed net realized gain (loss) on investments		(8,784,160)
Net unrealized appreciation (depreciation) on investments		(3,541,711)
Net Assets		$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,610,260 ÷ 437,974 shares)	$10.53
Maximum offering price per share (100/95.25 of $10.53)	$11.06
Class T: Net Asset Value and redemption price per share ($61,359,366 ÷ 5,823,010 shares)	$10.54
Maximum offering price per share (100/96.50 of $10.54)	$10.92
Class B: Net Asset Value and offering price per share ($19,910,805 ÷ 1,891,662 shares) A	$10.53
Initial Class: Net Asset Value, offering price and redemption price per share ($371,106,546 ÷ 35,209,347 shares)	$10.54
Institutional Class: Net Asset Value, offering price and redemption price per share ($9,037,659 ÷ 859,087 shares)	$10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 32,656,104
Expenses
Management fee	$ 1,899,545
Transfer agent fees	759,081
Distribution fees	261,047
Accounting fees and expenses	143,998
Non-interested trustees' compensation	1,585
Custodian fees and expenses	69,446
Registration fees	93,364
Audit	54,560
Legal	7,135
Miscellaneous	2,586
Total expenses before reductions	3,292,347
Expense reductions	(12,991)	3,279,356
Net investment income		29,376,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(3,442,334)
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,356,250
Delayed delivery commitments	131,250	6,487,500
Net gain (loss)		3,045,166
Net increase (decrease) in net assets resulting from operations		$ 32,421,914

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 29,376,748	$ 30,638,885
Net realized gain (loss)	(3,442,334)	(5,620,586)
Change in net unrealized appreciation (depreciation)	6,487,500	(10,190,965)
Net increase (decrease) in net assets resulting from operations	32,421,914	14,827,334
Distributions to shareholders From net investment income	(30,637,049)	(30,183,549)
From net realized gain	-	(6,924,572)
Total distributions	(30,637,049)	(37,108,121)
Share transactions - net increase (decrease)	(9,263,825)	(14,273,306)
Total increase (decrease) in net assets	(7,478,960)	(36,554,093)
Net Assets
Beginning of period	473,503,596	510,057,689
End of period (including undistributed net investment income of $813,267 and $1,901,973, respectively)	$ 466,024,636	$ 473,503,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.086	(.336)	(.061)	.048	.224
Total from investment operations	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Ratio of expenses to average net assets	.88%	.90% E	.90% E	.90% A, E	.90% A, E
Ratio of net investment income to average net assets	6.44%	6.09%	6.01%	6.18% A	6.09% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.092	(.338)	(.063)	.048	.233
Total from investment operations	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Ratio of expenses to average net assets	1.00%	1.00% E	1.00% E	1.00% A, E	1.00% A, E
Ratio of net investment income to average net assets	6.33%	5.99%	6.05%	6.10% A	5.99% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.081	(.324)	(.064)	.065	.214
Total from investment operations	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Ratio of expenses to average net assets	1.60%	1.62%	1.65% E	1.65% A, E	1.65% A, E
Ratio of net investment income to average net assets	5.73%	5.37%	5.37%	5.32% A	5.34% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended October 31,	2000	1999	1998	1997 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780	$ 10.890
Income from Investment Operations
Net investment income	.690 D	.674 D	.700 D	.176 D	.678 D	.729
Net realized and unrealized gain (loss)	.078	(.342)	(.056)	.047	.391	(.015)
Total from investment operations	.768	.332	.644	.223	1.069	.714
Less Distributions
From net investment income	(.718)	(.662)	(.664)	(.173)	(.689)	(.724)
From net realized gain	-	(.150)	(.030)	(.080)	(.110)	(.100)
Total distributions	(.718)	(.812)	(.694)	(.253)	(.799)	(.824)
Net asset value, end of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Total Return B, C	7.66%	3.14%	5.99%	2.05%	10.34%	6.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113	$ 488,162
Ratio of expenses to average net assets	.67%	.70%	.71%	.72% A	.73%	.74%
Ratio of expenses to average net assets after expense reductions	.67%	.70%	.71%	.72% A	.73%	.73% E
Ratio of net investment income to average net assets	6.65%	6.29%	6.34%	6.36% A	6.26%	6.75%
Portfolio turnover rate	99%	183%	262%	125% A	149%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Three months ended October 31

G Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997 H	1997 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.080	(.343)	(.063)	.050	.226
Total from investment operations	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Ratio of expenses to average net assets	.73%	.75% E	.75% E	.75% A, E	.75% A, E
Ratio of expenses to average net assets after expense reductions	.72% F	.75%	.75%	.75% A	.70% A, F
Ratio of net investment income to average net assets	6.60%	6.24%	6.30%	6.35% A	6.29% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

H Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28,1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $455,603,228 and $472,388,211, respectively, of which U.S. government and government agency obligations aggregated $439,935,274 and $444,362,092, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*

* .65% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,801	$ 9
Class T	82,308	1,661
Class B	172,938	124,900
	$ 261,047	$ 126,570

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 19,275	$ 5,275
Class T	45,570	13,922
Class B	104,949	104,949*
	$ 169,794	$ 124,146

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 8,617.22
Class T	78,644.24
Class B	36,267.19
Initial Class	607,430.16
Institutional Class	28,123.22
	$ 759,081

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $12,619 under the custodian arrangement, and Initial Class' transfer agent expenses were reduced by $372 under the transfer agent arrangement.

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 259,663	$ 153,223
Class T	2,169,235	1,450,107
Class B	1,158,837	724,614
Initial Class	26,148,441	26,727,640
Institutional Class	900,873	1,127,965
Total	$ 30,637,049	$ 30,183,549
From net realized gain
Class A	$ -	$ 26,293
Class T	-	278,709
Class B	-	132,050
Initial Class	-	6,182,269
Institutional Class	-	305,251
Total	$ -	$ 6,924,572

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999
Class A Shares sold	215,111	233,326	$ 2,232,936	$ 2,488,784
Reinvestment of distributions	18,825	11,952	195,149	127,329
Shares redeemed	(90,958)	(120,472)	(941,418)	(1,280,382)
Net increase (decrease)	142,978	124,806	$ 1,486,667	$ 1,335,731
Class T Shares sold	4,402,524	2,003,369	$ 45,948,619	$ 21,386,352
Reinvestment of distributions	163,509	148,336	1,696,640	1,582,559
Shares redeemed	(1,514,665)	(1,122,570)	(15,663,958)	(11,947,707)
Net increase (decrease)	3,051,368	1,029,135	$ 31,981,301	$ 11,021,204

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999
Class B Shares sold	652,666	1,505,268	$ 6,775,572	$ 16,049,817
Reinvestment of distributions	85,020	63,855	880,755	679,689
Shares redeemed	(669,424)	(461,420)	(6,925,550)	(4,891,488)
Net increase (decrease)	68,262	1,107,703	$ 730,777	$ 11,838,018
Initial Class Shares sold	3,201,394	3,914,002	$ 33,214,158	$ 41,964,545
Reinvestment of distributions	2,034,985	2,515,203	21,102,123	26,913,754
Shares redeemed	(8,824,923)	(9,502,966)	(91,371,208)	(101,601,425)
Net increase (decrease)	(3,588,544)	(3,073,761)	$ (37,054,927)	$ (32,723,126)
Institutional Class Shares sold	827,963	667,600	$ 8,501,722	$ 7,141,162
Reinvestment of distributions	43,983	70,535	454,723	754,625
Shares redeemed	(1,486,148)	(1,277,677)	(15,364,088)	(13,640,920)
Net increase (decrease)	(614,202)	(539,542)	$ (6,407,643)	$ (5,745,133)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 2000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMORI-ANN-1200	119005
1.538544.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T and Class B

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	15	The manager's review of fund performance, strategy and outlook.
Investment Changes	18	A summary of major shifts in the fund's investments over the past six months.
Investments	19	A complete list of the fund's investments with their market values.
Financial Statements	23	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	32	Notes to the financial statements.
Report of Independent Accountants	39	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL A	7.49%	35.67%	110.41%
Fidelity Adv Mortgage Securities - CL A (incl. 4.75% sales charge)	2.38%	29.22%	100.42%
LB Mortgage	7.57%	38.70%	113.69%
US Mortgage Funds Average	6.73%	32.12%	98.71%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 64 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL A	7.49%	6.29%	7.72%
Fidelity Adv Mortgage Securities - CL A (incl. 4.75% sales charge)	2.38%	5.26%	7.20%
LB Mortgage	7.57%	6.76%	7.89%
US Mortgage Funds Average	6.73%	5.72%	7.10%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on October 31, 1990, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $20,042 - an 100.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,369 - a 113.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance - continued

Total Return Components

	Years ended October 31,			March 3, 1997 (commencement of sale of Class A shares) to October 31,
	2000	1999	1998	1997
Dividend returns	7.01%	5.98%	5.92%	4.18%
Capital returns	0.48%	-3.05%	-0.27%	2.53%
Total returns	7.49%	2.93%	5.65%	6.71%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.70¢	33.96¢	70.09¢
Annualized dividend rate	6.37%	6.48%	6.77%
30-day annualized yield	6.28%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.53 over the past one month, $10.39 over the past six months, and $10.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL T	7.42%	35.29%	109.82%
Fidelity Adv Mortgage Securities - CL T (incl. 3.50% sales charge)	3.66%	30.55%	102.48%
LB Mortgage	7.57%	38.70%	113.69%
US Mortgage Funds Average	6.73%	32.12%	98.71%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 64 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL T	7.42%	6.23%	7.69%
Fidelity Adv Mortgage Securities - CL T (incl. 3.50% sales charge)	3.66%	5.48%	7.31%
LB Mortgage	7.57%	6.76%	7.89%
US Mortgage Funds Average	6.73%	5.72%	7.10%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on October 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $20,248 - a 102.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,369 - a 113.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

Total Return Components

	Years ended October 31,			March 3, 1997 (commencement of sale of Class T shares) to October 31,
	2000	1999	1998	1997
Dividend returns	6.85%	5.87%	5.87%	4.12%
Capital returns	0.57%	-3.05%	-0.27%	2.53%
Total returns	7.42%	2.82%	5.60%	6.65%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.54¢	32.99¢	68.46¢
Annualized dividend rate	6.19%	6.29%	6.60%
30-day annualized yield	6.21%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.54 over the past one month, $10.40 over the past six months, and $10.37 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL B	6.70%	32.12%	104.91%
Fidelity Adv Mortgage Securities - CL B (incl. contingent deferred sales charge)	1.70%	30.20%	104.91%
LB Mortgage	7.57%	38.70%	113.69%
US Mortgage Funds Average	6.73%	32.12%	98.71%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 64 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL B	6.70%	5.73%	7.44%
Fidelity Adv Mortgage Securities - CL B (incl. contingent deferred sales charge)	1.70%	5.42%	7.44%
LB Mortgage	7.57%	6.76%	7.89%
US Mortgage Funds Average	6.73%	5.72%	7.10%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $20,491 - a 104.91% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,369 a 113.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

Total Return Components

	Years ended October 31,			March 3, 1997 (commencement of sale of Class B shares) to October 31,
	2000	1999	1998	1997
Dividend returns	6.22%	5.25%	5.19%	3.66%
Capital returns	0.48%	-2.96%	-0.37%	2.52%
Total returns	6.70%	2.29%	4.82%	6.18%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.03¢	30.03¢	62.41¢
Annualized dividend rate	5.62%	5.73%	6.02%
30-day annualized yield	5.84%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.53 over the past one month, $10.39 over the past six months, and $10.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

Fund Talk: The Manager's Overview - continued

A. For the 12 months ending October 31, 2000, the fund's Class A, Class T and Class B shares returned 7.49%, 7.42% and 6.70%, respectively. To get a sense of how these returns did relative to the fund's competitors, the U.S. mortgage funds average returned 6.73% for the same period, according to Lipper Inc. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 7.57%.

Annual Report

Q. What factors influenced the fund's performance?

A. In the plus column was the fund's relatively large weighting in commercial mortgage-backed securities (CMBS) - which accounted for about 15% of the fund's net assets at the end of the period. CMBS are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. They seemingly had the wind at their backs during the past year. Rising interest rates, which hurt many other fixed-income securities, boosted outstanding CMBS by limiting issuance of new securities. Second, there was overall improvement in the credit quality of the sector thanks to the strong economy and better commercial real estate fundamentals as rents and occupancies increased. Finally, the Labor Department proposed allowing private pension funds to buy some mortgage securities that had been off-limits.

Q. How did mortgage securities made up of home loans - those issued by Fannie Mae, Freddie Mac and Ginnie Mae - perform during the year?

A. Generally speaking, they performed poorly early on but improved quite a bit in the second half of the year. At first, rising interest rates were a drag on the performance of these mortgage securities, pushing their yields higher and their prices lower. At the same time, good economic conditions translated into a strong housing market, prompting more mortgage prepayment. More recently, mortgage security prices firmed as it became evident that previous interest-rate hikes had helped slow the economy. In response, mortgage prepayments fell and the outstanding supply was reduced. Against that backdrop, various types of mortgage securities fell in and out of favor during the year. For instance, Ginnie Mae securities - which accounted for a smaller portion of the fund than of the Lehman Brothers index - outpaced Fannie Mae and Freddie Mac securities during much of the year. That was due to a very small supply of Ginnie Mae securities. Some legislators floated the idea of even cutting off their longstanding but never-used lines of credit. Having a relatively small weighting in Ginnie Mae securities probably was the biggest disappointment for the year.

Q. What helped Fannie Mae and Freddie Mac securities regain their footing?

A. The yield advantage offered by Fannie Mae and Freddie Mac securities - as much as 10 basis points (0.10 percentage points) - over Ginnie Maes was one factor that helped them rebound. Also, the legislative pressure on the agencies eased when Fannie Mae and Freddie Mac made some concessions to legislators, adopting measures to improve their capital structure and allow more scrutiny of their books. In response, demand for their securities improved as more investors became attracted to their relatively high yields and cheap prices.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Interest rates have been relatively volatile over the past year. How did you manage the fund's sensitivity to interest-rate changes?

A. I kept the fund's duration - a gauge of its interest-rate sensitivity - in line with the mortgage securities market as a whole as measured by the Lehman Brothers Mortgage-Backed Securities Index. That meant I avoided positioning the fund with more or less sensitivity based on my view of where interest rates were headed.

Q. What's your outlook?

A. I'm optimistic about the prospects for mortgage securities. Even though there's the possibility that interest rates will move lower, I don't see a large wave of mortgage prepayment in the future. By my calculations, mortgage rates would have to decline at least one full percentage point from current levels in order for prepayments to accelerate at a meaningful level. Given that, I think that mortgage securities offer very attractive values at current levels, offering yields that are well in excess of U.S. Treasury securities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gain

Start date: December 31, 1984

Size: as of October 31, 2000, more than $466 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on the strength of the housing market and its effect on mortgage securities:

"Sometimes, significant interest-rate volatility - such as we've seen during the past year - can lead to an increase in the rate of mortgage prepayments, which can have negative implications for the mortgage market. This past year, however, that was not the case. The strong housing market, fueled by the robust economy, favorable employment growth and rising personal incomes, benefited the mortgage market during the past year. Thanks to a significant wave of refinancing activity in 1998 and early 1999, the vast majority of mortgages outstanding 12 months ago carried interest rates of 6.5% to 7.0%. As interest rates climbed throughout the past year, these bonds started to trade below their par value of $100. Essentially, investors weren't willing to pay full price - or par - for a bond that paid less income when they could buy a newly issued bond with a higher income. As a result, 6.5% to 7.0% mortgage securities began to trade at discount prices ranging from $92 to $96. But given the fact that the housing market was strong and many homeowners decided to move into other homes, many of those mortgage securities were paid off at par, resulting in fairly good performance for the mortgage market as a whole."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2000
	% of fund's investments	% of fund's investments 6 months ago
Less than 6%	0.4	0.5
6 - 6.99%	32.6	45.0
7 - 7.99%	43.7	38.4
8 - 8.99%	14.0	9.9
9% and over	2.8	4.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	7.1	8.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	3.7	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000	As of April 30, 2000
Mortgage Securities 77.3%	Mortgage Securities 77.1%
CMOs and Other Mortgage Related Securities 19.3%	CMOs and Other Mortgage Related Securities 21.8%
U.S. Government Agency Obligations 3.1%	U.S. Government Agency Obligations 3.9%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets (2.8)%*

* Short-term investments and net other assets are not included in the pie chart.

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Investments October 31, 2000

U.S. Government and Government Agency Obligations - 3.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.1%
Fannie Mae 6.5% 4/29/09 (Cost $14,292,808)	$ 15,440,000	$ 14,701,814
U.S. Government Agency - Mortgage Securities - 77.3%

Fannie Mae - 48.5%
6% 2/1/14 to 6/1/29	17,285,396	16,223,096
6.5% 9/1/10 to 2/1/30	66,387,810	63,905,089
7% 3/1/19 to 10/1/30	71,013,814	69,662,626
7% 11/1/30 (b)	15,000,000	14,695,313
7.5% 3/1/22 to 11/1/30	40,259,542	40,213,187
8% 1/1/07 to 7/1/30	13,049,020	13,209,123
8.25% 1/1/13	54,630	55,566
8.5% 6/1/16 to 11/1/23	2,946,350	3,021,512
8.75% 11/1/08 to 7/1/09	122,645	125,817
9% 1/1/08 to 2/1/13	497,626	512,597
9.5% 5/1/03 to 8/1/22	2,747,955	2,835,347
11% 12/1/02 to 8/1/10	834,963	905,168
12.25% 5/1/13 to 6/1/15	146,833	164,723
12.5% 11/1/14 to 3/1/16	279,804	316,089
12.75% 2/1/14 to 6/1/15	44,209	49,029
13.5% 9/1/13 to 12/1/14	129,910	149,843
14% 11/1/14	40,901	47,586
		226,091,711
Freddie Mac - 12.1%
5% 7/1/10	2,010,726	1,866,834
6% 2/1/29 to 7/1/29	4,606,402	4,321,358
6.5% 1/1/24 to 9/1/24	20,168,922	19,511,494
7% 7/1/29 to 9/1/29	7,508,084	7,360,249
7.5% 6/1/26 to 11/1/30	6,307,591	6,309,623
7.5% 11/1/30 (b)	7,275,000	7,270,453
8% 10/1/07 to 4/1/21	487,909	493,337
8.5% 11/1/03 to 5/1/30	2,741,499	2,801,348
9% 9/1/08 to 5/1/21	3,334,308	3,434,549
10% 1/1/09 to 5/1/19	930,499	974,266
10.5% 8/1/10 to 2/1/16	83,810	88,684
11.5% 4/1/12	54,722	59,735
12.25% 6/1/14 to 7/1/15	106,234	119,159
12.5% 5/1/12 to 12/1/14	521,724	580,346
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
12.75% 6/1/05 to 3/1/15	$ 55,553	$ 60,251
13% 1/1/11 to 6/1/15	865,615	995,218
		56,246,904
Government National Mortgage Association - 16.7%
6.5% 5/15/28 to 1/15/29	4,059,163	3,918,350
7% 1/15/26 to 6/15/29 (d)	16,431,436	16,196,453
7.5% 7/15/05 to 9/15/27	12,034,063	12,123,749
8% 4/15/02 to 12/15/25	7,861,876	8,003,375
8.5% 7/15/16 to 10/15/30	35,803,208	36,731,278
9% 9/20/16 to 4/20/18	60,050	61,959
9.5% 8/15/09 to 12/15/24	72,451	76,491
10.5% 1/15/01 to 2/20/18	487,533	519,050
13% 10/15/13	43,913	50,431
13.5% 7/15/11 to 10/15/14	56,959	65,227
		77,746,363
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $362,314,237)		360,084,978
Collateralized Mortgage Obligations - 4.3%

U.S. Government Agency - 4.3%
Fannie Mae REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	9,369,247
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	9,128,100
Freddie Mac REMIC planned amortization class Series 70 Class C, 9% 9/15/20	1,404,060	1,445,298
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,677,765)		19,942,645
Commercial Mortgage Securities - 15.0%

Bankers Trust II Series 1999-S1A Class D, 8.81% 2/28/14 (a)(c)	5,000,000	5,010,938
CBM Funding Corp. sequential pay Series 1996-1 Class A3PI, 7.08% 11/1/07	2,300,000	2,296,586
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	1,902,938
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	10,200,000	9,431,813
Federal Deposit Insurance Corp. REMIC Trust sequential pay Series 1996-C1 Class 1A, 6.75% 7/25/26	2,242,680	2,220,078
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9698% 4/13/31 (a)(c)	$ 1,600,000	$ 1,450,500
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.3619% 3/17/28 (c)	15,000,000	14,067,188
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 7.5213% 2/15/34 (a)(c)	7,900,000	7,755,579
Class A5, 7.8713% 2/15/34 (a)(c)	5,278,196	5,156,138
Structured Asset Securities Corp. Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,097,744
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (a)	18,200,000	17,531,720
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $72,038,810)		69,921,222
Cash Equivalents - 7.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $32,822,000)	$ 32,828,035	32,822,000
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $501,145,620)		497,472,659
NET OTHER ASSETS - (6.7)%		(31,448,023)
NET ASSETS - 100%		$ 466,024,636
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,904,875 or 7.9% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) A portion of this security is subject to a forward commitment to sell.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $501,225,418. Net unrealized depreciation aggregated $3,752,759, of which $3,729,911 related to appreciated investment securities and $7,482,670 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $8,706,000 of which $5,050,000 and $3,656,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $32,822,000) (cost $501,145,620) - See accompanying schedule		$ 497,472,659
Commitment to sell securities on a delayed delivery basis	$ (14,775,000)
Receivable for securities sold on a delayed delivery basis	14,906,250	131,250
Receivable for investments sold, regular delivery		113,202
Cash		485
Receivable for fund shares sold		182,244
Interest receivable		2,409,643
Total assets		500,309,483
Liabilities
Payable for investments purchased Regular delivery	8,232,107
Delayed delivery	22,113,125
Payable for fund shares redeemed	3,103,942
Distributions payable	505,453
Accrued management fee	168,882
Distribution fees payable	27,900
Other payables and accrued expenses	133,438
Total liabilities		34,284,847
Net Assets		$ 466,024,636
Net Assets consist of:
Paid in capital		$ 477,537,240
Undistributed net investment income		813,267
Accumulated undistributed net realized gain (loss) on investments		(8,784,160)
Net unrealized appreciation (depreciation) on investments		(3,541,711)
Net Assets		$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,610,260 ÷ 437,974 shares)	$10.53
Maximum offering price per share (100/95.25 of $10.53)	$11.06
Class T: Net Asset Value and redemption price per share ($61,359,366 ÷ 5,823,010 shares)	$10.54
Maximum offering price per share (100/96.50 of $10.54)	$10.92
Class B: Net Asset Value and offering price per share ($19,910,805 ÷ 1,891,662 shares) A	$10.53
Initial Class: Net Asset Value, offering price and redemption price per share ($371,106,546 ÷ 35,209,347 shares)	$10.54
Institutional Class: Net Asset Value, offering price and redemption price per share ($9,037,659 ÷ 859,087 shares)	$10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 32,656,104
Expenses
Management fee	$ 1,899,545
Transfer agent fees	759,081
Distribution fees	261,047
Accounting fees and expenses	143,998
Non-interested trustees' compensation	1,585
Custodian fees and expenses	69,446
Registration fees	93,364
Audit	54,560
Legal	7,135
Miscellaneous	2,586
Total expenses before reductions	3,292,347
Expense reductions	(12,991)	3,279,356
Net investment income		29,376,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(3,442,334)
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,356,250
Delayed delivery commitments	131,250	6,487,500
Net gain (loss)		3,045,166
Net increase (decrease) in net assets resulting from operations		$ 32,421,914

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 29,376,748	$ 30,638,885
Net realized gain (loss)	(3,442,334)	(5,620,586)
Change in net unrealized appreciation (depreciation)	6,487,500	(10,190,965)
Net increase (decrease) in net assets resulting from operations	32,421,914	14,827,334
Distributions to shareholders From net investment income	(30,637,049)	(30,183,549)
From net realized gain	-	(6,924,572)
Total distributions	(30,637,049)	(37,108,121)
Share transactions - net increase (decrease)	(9,263,825)	(14,273,306)
Total increase (decrease) in net assets	(7,478,960)	(36,554,093)
Net Assets
Beginning of period	473,503,596	510,057,689
End of period (including undistributed net investment income of $813,267 and $1,901,973, respectively)	$ 466,024,636	$ 473,503,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.086	(.336)	(.061)	.048	.224
Total from investment operations	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Ratio of expenses to average net assets	.88%	.90% E	.90% E	.90% A, E	.90% A, E
Ratio of net investment income to average net assets	6.44%	6.09%	6.01%	6.18% A	6.09% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.092	(.338)	(.063)	.048	.233
Total from investment operations	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Ratio of expenses to average net assets	1.00%	1.00% E	1.00% E	1.00% A, E	1.00% A, E
Ratio of net investment income to average net assets	6.33%	5.99%	6.05%	6.10% A	5.99% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.081	(.324)	(.064)	.065	.214
Total from investment operations	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Ratio of expenses to average net assets	1.60%	1.62%	1.65% E	1.65% A, E	1.65% A, E
Ratio of net investment income to average net assets	5.73%	5.37%	5.37%	5.32% A	5.34% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended October 31,	2000	1999	1998	1997 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780	$ 10.890
Income from Investment Operations
Net investment income	.690 D	.674 D	.700 D	.176 D	.678 D	.729
Net realized and unrealized gain (loss)	.078	(.342)	(.056)	.047	.391	(.015)
Total from investment operations	.768	.332	.644	.223	1.069	.714
Less Distributions
From net investment income	(.718)	(.662)	(.664)	(.173)	(.689)	(.724)
From net realized gain	-	(.150)	(.030)	(.080)	(.110)	(.100)
Total distributions	(.718)	(.812)	(.694)	(.253)	(.799)	(.824)
Net asset value, end of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Total Return B, C	7.66%	3.14%	5.99%	2.05%	10.34%	6.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113	$ 488,162
Ratio of expenses to average net assets	.67%	.70%	.71%	.72% A	.73%	.74%
Ratio of expenses to average net assets after expense reductions	.67%	.70%	.71%	.72% A	.73%	.73% E
Ratio of net investment income to average net assets	6.65%	6.29%	6.34%	6.36% A	6.26%	6.75%
Portfolio turnover rate	99%	183%	262%	125% A	149%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Three months ended October 31

G Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997 H	1997 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.080	(.343)	(.063)	.050	.226
Total from investment operations	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Ratio of expenses to average net assets	.73%	.75% E	.75% E	.75% A, E	.75% A, E
Ratio of expenses to average net assets after expense reductions	.72% F	.75%	.75%	.75% A	.70% A, F
Ratio of net investment income to average net assets	6.60%	6.24%	6.30%	6.35% A	6.29% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

H Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28,1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $455,603,228 and $472,388,211, respectively, of which U.S. government and government agency obligations aggregated $439,935,274 and $444,362,092, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*

* .65% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,801	$ 9
Class T	82,308	1,661
Class B	172,938	124,900
	$ 261,047	$ 126,570

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 19,275	$ 5,275
Class T	45,570	13,922
Class B	104,949	104,949*
	$ 169,794	$ 124,146

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 8,617.22
Class T	78,644.24
Class B	36,267.19
Initial Class	607,430.16
Institutional Class	28,123.22
	$ 759,081

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $12,619 under the custodian arrangement, and Initial Class' transfer agent expenses were reduced by $372 under the transfer agent arrangement.

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 259,663	$ 153,223
Class T	2,169,235	1,450,107
Class B	1,158,837	724,614
Initial Class	26,148,441	26,727,640
Institutional Class	900,873	1,127,965
Total	$ 30,637,049	$ 30,183,549
From net realized gain
Class A	$ -	$ 26,293
Class T	-	278,709
Class B	-	132,050
Initial Class	-	6,182,269
Institutional Class	-	305,251
Total	$ -	$ 6,924,572

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999
Class A Shares sold	215,111	233,326	$ 2,232,936	$ 2,488,784
Reinvestment of distributions	18,825	11,952	195,149	127,329
Shares redeemed	(90,958)	(120,472)	(941,418)	(1,280,382)
Net increase (decrease)	142,978	124,806	$ 1,486,667	$ 1,335,731
Class T Shares sold	4,402,524	2,003,369	$ 45,948,619	$ 21,386,352
Reinvestment of distributions	163,509	148,336	1,696,640	1,582,559
Shares redeemed	(1,514,665)	(1,122,570)	(15,663,958)	(11,947,707)
Net increase (decrease)	3,051,368	1,029,135	$ 31,981,301	$ 11,021,204

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999
Class B Shares sold	652,666	1,505,268	$ 6,775,572	$ 16,049,817
Reinvestment of distributions	85,020	63,855	880,755	679,689
Shares redeemed	(669,424)	(461,420)	(6,925,550)	(4,891,488)
Net increase (decrease)	68,262	1,107,703	$ 730,777	$ 11,838,018
Initial Class Shares sold	3,201,394	3,914,002	$ 33,214,158	$ 41,964,545
Reinvestment of distributions	2,034,985	2,515,203	21,102,123	26,913,754
Shares redeemed	(8,824,923)	(9,502,966)	(91,371,208)	(101,601,425)
Net increase (decrease)	(3,588,544)	(3,073,761)	$ (37,054,927)	$ (32,723,126)
Institutional Class Shares sold	827,963	667,600	$ 8,501,722	$ 7,141,162
Reinvestment of distributions	43,983	70,535	454,723	754,625
Shares redeemed	(1,486,148)	(1,277,677)	(15,364,088)	(13,640,920)
Net increase (decrease)	(614,202)	(539,542)	$ (6,407,643)	$ (5,745,133)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 2000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMOR-ANN-1200	119003
1.704047.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	19	The manager's review of fund performance, strategy and outlook.
Investment Changes	22	A summary of major shifts in the fund's investments over the past six months.
Investments	23	A complete list of the fund's investments with their market values.
Financial Statements	38	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	47	Notes to the financial statements.
Report of Independent Accountants	54	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Municipal Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL A	8.17%	30.02%	98.47%
Fidelity Adv Municipal Income - CL A (incl. 4.75% sales charge)	3.03%	23.84%	89.04%
LB 3 Plus Year Municipal Bond	9.09%	32.62%	n/a*
General Municipal Debt Funds Average	7.36%	25.48%	90.37%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal 3 Plus Year Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 265 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL A	8.17%	5.39%	7.09%
Fidelity Adv Municipal Income - CL A (incl. 4.75% sales charge)	3.03%	4.37%	6.57%
LB 3 Plus Year Municipal Bond	9.09%	5.81%	n/a*
General Municipal Debt Funds Average	7.36%	4.64%	6.64%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on October 31, 1990, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,904 - an 89.04% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,114 - a 101.14% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2000	1999	1998	1997	1996
Dividend returns	5.35%	4.42%	4.86%	5.51%	0.89%
Capital returns	2.82%	-6.78%	3.21%	3.51%	0.95%
Total returns	8.17%	-2.36%	8.07%	9.02%	1.84%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.00¢	30.10¢	59.80¢
Annualized dividend rate	4.91%	5.03%	5.08%
30-day annualized yield	4.64%	-	-
30-day annualized tax-equivalent yield	7.25%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.98 over the past one month, $11.87 over the past six months and $11.77 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor Municipal Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL T	8.14%	29.94%	98.34%
Fidelity Adv Municipal Income - CL T (incl. 3.50% sales charge)	4.35%	25.39%	91.40%
LB 3 Plus Year Municipal Bond	9.09%	32.62%	n/a*
General Municipal Debt Funds Average	7.36%	25.48%	90.37%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 265 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL T	8.14%	5.38%	7.09%
Fidelity Adv Municipal Income - CL T (incl. 3.50% sales charge)	4.35%	4.63%	6.71%
LB 3 Plus Year Municipal Bond	9.09%	5.81%	n/a*
General Municipal Debt Funds Average	7.36%	4.64%	6.64%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on October 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $19,140 - a 91.40% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,114 - a 101.14% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	5.23%	4.32%	4.86%	5.47%	5.69%
Capital returns	2.91%	-6.85%	3.29%	3.42%	-1.01%
Total returns	8.14%	-2.53%	8.15%	8.89%	4.68%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.89¢	29.46¢	58.58¢
Annualized dividend rate	4.80%	4.92%	4.97%
30-day annualized yield	4.60%	-	-
30-day annualized tax-equivalent yield	7.19%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.99 over the past one month, $11.88 over the past six months and $11.78 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor Municipal Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL B	7.38%	25.67%	89.34%
Fidelity Adv Municipal Income - CL B (incl. contingent deferred sales charge)	2.38%	23.67%	89.34%
LB 3 Plus Year Municipal Bond	9.09%	32.62%	n/a*
General Municipal Debt Funds Average	7.36%	25.48%	90.37%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 265 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL B	7.38%	4.68%	6.59%
Fidelity Adv Municipal Income - CL B (incl. contingent deferred sales charge)	2.38%	4.34%	6.59%
LB 3 Plus Year Municipal Bond	9.09%	5.81%	n/a*
General Municipal Debt Funds Average	7.36%	4.64%	6.64%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,934 - an 89.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,114 - a 101.14% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	4.55%	3.69%	4.17%	4.81%	4.99%
Capital returns	2.83%	-6.85%	3.30%	3.34%	-1.01%
Total returns	7.38%	-3.16%	7.47%	8.15%	3.98%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.25¢	25.64¢	51.00¢
Annualized dividend rate	4.18%	4.29%	4.34%
30-day annualized yield	4.14%	-	-
30-day annualized tax-equivalent yield	6.47%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.96 over the past one month, $11.85 over the past six months, and $11.75 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor Municipal Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% (1.00% prior to January 1, 1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL C	7.34%	25.18%	88.60%
Fidelity Adv Municipal Income - CL C (incl. contingent deferred sales charge)	6.34%	25.18%	88.60%
LB 3 Plus Year Municipal Bond	9.09%	32.62%	n/a*
General Municipal Debt Funds Average	7.36%	25.48%	90.37%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 265 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL C	7.34%	4.59%	6.55%
Fidelity Adv Municipal Income - CL C (incl. contingent deferred sales charge)	6.34%	4.59%	6.55%
LB 3 Plus Year Municipal Bond	9.09%	5.81%	n/a*
General Municipal Debt Funds Average	7.36%	4.64%	6.64%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,860 - an 88.60% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,114 - a 101.14% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31
	2000	1999	1998
Dividend returns	4.43%	3.61%	3.87%
Capital returns	2.91%	-6.85%	3.54%
Total returns	7.34%	-3.24%	7.41%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.15¢	25.05¢	49.81¢
Annualized dividend rate	4.08%	4.18%	4.23%
30-day annualized yield	4.03%	-	-
30-day annualized tax-equivalent yield	6.30%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.99 over the past one month, $11.88 over the past six months, and $11.78 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

While 1999 proved to be a most difficult year for the municipal bond market - its worst year, in fact, since 1994 - the sector soared during the first three quarters of 2000. Year to date through the end of October, the Lehman Brothers Municipal Bond Index - an index of over 35,000 investment-grade, fixed-rate, tax-exempt bonds - returned 8.17%. For the one-year period ending October 31, 2000, the index showed a gain of 8.51%. As the 12-month period opened, municipal bond prices were pressured by the series of interest-rate hikes made by the Federal Reserve Board and by the more attractive returns of the U.S. equity markets. But that scenario began to turn around in early 2000. Among the factors that spurred municipal bonds' revival were a better technical environment - meaning reduced supply met by increased demand - as well as credit upgrades for many municipal bond issuers due to the strength of the economy. Munis also benefited as a safe haven when equity markets began to churn. Individual investors were particularly attracted to the generally higher yields municipal bonds offered. Compared to the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, the municipal bond market finished comfortably ahead of that index's 7.30% return for the 12 months ending October 31, 2000.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended October 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 8.17%, 8.14%, 7.38% and 7.34%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 7.36% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 9.09% for the same 12-month period.

Fund Talk: The Manager's Overview - continued

Q. What were some of the main forces behind the fund's performance during the year?

Annual Report

A. Changing expectations about economic growth, inflation and interest rates caused the municipal market to reverse course several times during the past year. In the early months of the period, the municipal market and the fund came under pressure due to inflationary fears and rising interest rates. Performance of the market and the fund improved throughout the first several months of 2000, although municipals sold off in May when economic growth proved stronger than originally expected. That was followed by a summer bond market rally, which was fueled by relief that inflation appeared to be in check. The tug of war between a belief that the economy was on a slow, non-inflationary growth track and a concern that robust conditions would incite inflation continued throughout the fall, with municipals performing accordingly.

Q. What helped the fund's performance relative to its peers?

A. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I managed the fund's duration to be in line with the municipal market as a whole as measured by the Lehman Brothers index. Given that interest rates were pretty volatile during the period, some peers may have suffered if they were positioned with too little or too much interest-rate sensitivity at the wrong time. Rather than make a bet on interest rates, I position the fund to emphasize the best value opportunities based on their performance potential in a variety of possible interest-rate scenarios.

Q. Were there other strategies that helped the fund's performance relative to its peers?

A. The fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above their face - or par - value. Their premium gives them protection under the "market discount rule" that can take effect during rising interest-rate environments. As interest rates rose and bond prices fell, more and more bonds fell to levels subjecting them to this adverse tax rule and investors punished them accordingly.

Q. Which bonds were the most disappointing during the period?

A. The fund's stake in strong-performing California bonds was smaller - at 2.5% of net assets - than many of our peers, which hurt relative performance. These bonds started the period with higher prices than similar bonds from other states. Even so, gains in personal income in the state prompted strong investor interest in tax-free California bonds and they performed well as a result.

Q. What choices did you make in terms of credit quality and why?

A. As of October 31, 2000, more than half of the fund's investments were in bonds with the highest credit rating of AAA or Aaa. In addition, more than 92% of the fund's investments were in bonds rated "investment-grade," with a rating of Baa or higher by Moody's; or BBB- by Standard & Poor's. The fund's emphasis on investment-grade and high-quality bonds reflected that, for the most part, I didn't feel that lower-quality bonds offered enough incentive by way of additional yield for owning them.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's ahead for the municipal market?

A. The market appears to be factoring in the potential for interest rates to hold steady, if not fall, now that economic growth shows some signs of slowing and inflation is apparently moderate. If short-term interest rates stabilize or fall, municipal bonds most likely would benefit. My outlook for the technical aspects of supply and demand is favorable. The supply of municipals has continued to decline in response to rising interest rates because many issuers now find it too expensive to issue new or refinance old debt. Given the relatively high tax-equivalent yields of municipal bonds, I believe that demand will remain strong.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high current yield exempt from federal income tax

Start date: September 16, 1987

Size: as of October 31, 2000, more than $457 million

Manager: Christine Thompson, since 1998; joined Fidelity in 1985

3

Christine Thompson on her investment approach:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to opportunistically purchase and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies - which invest the insurance premiums they collect - are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to be the most volatile, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who seek to exploit small differences between various fixed-income investments. At a given point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

Annual Report

Investment Changes

Top Five States as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.6	17.4
Pennsylvania	6.3	5.6
Washington	6.3	4.2
North Carolina	5.9	6.0
Illinois	5.7	5.1
Top Five Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.6	16.2
General Obligations	17.2	15.5
Electric Utilities	15.8	17.2
Transportation	12.3	14.7
Water & Sewer	10.6	10.5
Average Years to Maturity as of October 31, 2000
		6 months ago
Years	16.4	16.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	7.2	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of October 31, 2000 As of April 30, 2000

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Alabama - 0.9%
Shelby County Gen. Oblig. Series A, 7.7% 8/1/17	-	$ 4,000,000	$ 4,204,000
Alaska - 1.9%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	Aa2	5,490,000	5,531,779
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (d)	Aaa	1,500,000	1,512,090
5.45% 7/1/09 (AMBAC Insured) (d)	Aaa	1,500,000	1,520,400
			8,564,269
Arizona - 1.2%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	Aaa	1,300,000	1,321,528
Maricopa County Ind. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	Baa1	4,495,000	4,303,153
			5,624,681
California - 2.5%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series B, 5.2% 8/1/26 (MBIA Insured) (d)	Aaa	670,000	670,576
Series R:
5.35% 8/1/07 (MBIA Insured) (d)	Aaa	1,000,000	1,048,310
6.15% 8/1/27 (MBIA Insured) (d)	Aaa	1,500,000	1,529,265
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (d)	Ba1	500,000	511,200
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	1,000,000	1,037,740
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB-	4,500,000	4,688,550
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	500,000	531,245
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02	BBB-	1,000,000	1,025,770
6.5% 7/1/08	BBB-	300,000	328,425
			11,371,081
Colorado - 4.8%
Arapaho County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (e)	Aaa	3,620,000	601,499
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Colorado - continued
Arapaho County School District #5 Cherry Creek 6% 12/15/15	Aa1	$ 1,250,000	$ 1,334,263
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	Baa2	1,360,000	1,303,410
(Rocky Mountain Adventist Proj.):
6.25% 2/1/04	Ba1	400,000	393,068
6.625% 2/1/13	Ba1	6,900,000	6,788,151
6.625% 2/1/22	Ba1	4,000,000	3,765,920
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	Aaa	1,405,000	1,093,174
0% 1/1/08 (MBIA Insured)	Aaa	870,000	610,183
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/02 (MBIA Insured) (d)	Aaa	2,115,000	1,918,263
7.5% 11/15/23 (d)	A2	2,070,000	2,212,809
7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (d)(e)	Aaa	430,000	481,226
Series D, 0% 11/15/04 (MBIA Insured) (d)	Aaa	1,700,000	1,394,697
			21,896,663
Connecticut - 1.3%
Connecticut Health & Edl. Facilities Auth. Rev. (New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (e)	AAA	1,920,000	2,020,339
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	BBB	3,350,000	2,784,654
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	1,000,000	1,019,200
			5,824,193
District of Columbia - 2.8%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	150,000	160,917
Series B, 5.25% 6/1/26 (FSA Insured)	Aaa	6,000,000	5,570,100
District of Columbia Hosp. Rev. (Hosp. for Sick Children Proj.) Series A, 8.875% 1/1/21	-	925,000	945,702
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev.:
5.4% 11/1/00	Baa	500,000	500,000
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
District of Columbia - continued
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev.: - continued
5.625% 11/1/10	Baa	$ 385,000	$ 387,114
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	1,000,000	1,014,830
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	Aaa	2,000,000	2,101,820
(Nat'l. Academy of Science Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	Aaa	2,500,000	2,329,775
			13,010,258
Florida - 2.3%
Broward County Resource Recovery Rev. (SES Broward Co. LP South Proj.) 7.95% 12/1/08	A3	950,000	971,375
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (d)	Aaa	5,000,000	5,246,100
Florida Mid-Bay Bridge Auth. Rev. Series A, 7.5% 10/1/17	-	2,500,000	2,626,750
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured) (f)	Aaa	1,500,000	1,592,055
			10,436,280
Illinois - 5.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	Aaa	10,500,000	10,530,555
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	1,500,000	1,458,225
Series B, 6% 1/1/09 (MBIA Insured) (d)	Aaa	300,000	318,045
Chicago O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Proj.) Series A:
6.25% 1/1/09 (AMBAC Insured) (d)	Aaa	3,700,000	3,998,479
6.375% 1/1/15 (MBIA Insured)	Aaa	1,400,000	1,477,266
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) 8.2% 12/1/24	Baa2	1,000,000	1,105,090
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	A3	3,000,000	3,001,470
(Memorial Hosp. Proj.):
7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (e)	-	1,000,000	1,056,540
7.25% 5/1/22 (Pre-Refunded to 5/1/02 @ 102) (e)	-	1,000,000	1,058,330
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	$ 1,500,000	$ 1,542,210
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Series A:
0% 6/15/09 (FGIC Insured)	Aaa	1,000,000	648,340
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	65,000	42,544
			26,237,094
Indiana - 0.2%
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	1,000,000	1,035,090
Iowa - 1.1%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series A, 6.35% 3/1/01	Aa1	1,500,000	1,508,970
Series B, 5.75% 12/1/07 (d)	Aaa	3,500,000	3,576,475
			5,085,445
Kansas - 1.7%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sister of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	1,500,000	1,543,680
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	Aaa	2,390,000	2,344,184
5% 12/1/14 (MBIA Insured)	Aaa	500,000	486,055
5.25% 12/1/09 (MBIA Insured)	Aaa	1,385,000	1,400,374
5.25% 12/1/11 (MBIA Insured)	Aaa	1,750,000	1,762,163
			7,536,456
Kentucky - 2.6%
Kenton County Arpt. Board Arpt. Rev. (Delta Air Lines, Inc. Proj.) Series A, 7.5% 2/1/20 (d)	Baa3	2,000,000	2,077,240
Kentucky Property & Bldgs. Commission Rev.:
5.625% 9/1/13	Aa3	2,170,000	2,262,854
5.625% 9/1/14	Aa3	1,500,000	1,555,935
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	6,050,000	6,131,131
			12,027,160
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (Student Ln. Prog.) Sr. Series A1, 6.2% 3/1/01	Aaa	1,825,000	1,834,727
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	$ 1,015,000	$ 1,073,667
5.75% 7/1/13 (Escrowed to Maturity) (e)	A1	1,665,000	1,761,237
			2,834,904
Massachusetts - 5.3%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	2,000,000	1,802,620
Series A:
5.375% 3/1/19	Aa2	1,000,000	987,760
5.75% 3/1/26 (FGIC Insured)	Aa2	2,000,000	2,023,740
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Bentley College Proj.) Series J, 5% 7/1/17 (MBIA Insured)	Aaa	1,000,000	950,870
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	700,000	698,264
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	1,000,000	1,065,200
(Hebrew Rehab. Ctr. for Aged Proj.) Series C, 5.25% 7/1/17	A	2,000,000	1,820,060
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	500,000	474,015
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	BBB	1,000,000	983,680
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
Series A1, 0% 8/1/02	A+	1,600,000	1,473,184
Series A2:
0% 8/1/08	A+	800,000	542,688
0% 8/1/10	-	4,500,000	2,707,605
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series C, 6.5% 7/1/03	Baa2	1,000,000	1,045,470
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	550,000	550,006
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aa1	$ 10,000	$ 10,078
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	7,000,000	7,062,020
			24,197,260
Michigan - 3.0%
Detroit Wtr. Supply Sys. Rev. Sr. Lien Series A:
5.75% 7/1/26 (FGIC Insured)	Aaa	1,400,000	1,414,224
5.875% 7/1/22 (FGIC Insured)	Aaa	1,700,000	1,741,820
5.875% 7/1/29 (FGIC Insured)	Aaa	1,100,000	1,120,636
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	1,250,000	1,226,288
Howell Pub. Schools 5.875% 5/1/22 (MBIA Insured)	Aaa	2,225,000	2,281,270
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	2,000,000	1,725,120
(Mercy Health Svcs. Proj.) Series S, 5.75% 8/15/05	Aa3	200,000	205,110
(Pontiac Osteopathic Hosp. Proj.) Series A, 6% 2/1/24	Baa2	2,000,000	1,678,480
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	Aa3	2,310,000	2,466,849
			13,859,797
Minnesota - 1.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	1,800,000	1,629,216
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (d)	Aa1	1,840,000	1,911,760
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA+	1,500,000	1,453,095
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	2,000,000	2,036,860
			7,030,931
Nebraska - 0.5%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 5.25% 7/15/19	Aa2	2,100,000	2,048,319
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nevada - 0.7%
Clark County School District Series A, 9.75% 6/1/01 (MBIA Insured)	Aaa	$ 500,000	$ 514,970
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.):
Series A, 6% 6/15/10	BBB+	1,500,000	1,530,930
Sub Lien Series A, 6.1% 6/15/14	BBB+	1,000,000	1,014,790
			3,060,690
New Jersey - 0.8%
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (d)	Aaa	1,635,000	1,541,936
New Jersey Trans. Trust Fund Auth. (Trans. Sys. Proj.) Series A, 5.5% 6/15/11 (MBIA Insured)	Aaa	2,000,000	2,073,660
			3,615,596
New Mexico - 2.1%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	Aaa	3,970,000	4,317,534
6.75% 7/1/09 (AMBAC Insured) (d)	Aaa	450,000	507,245
6.75% 7/1/11 (AMBAC Insured) (d)	Aaa	1,805,000	2,053,151
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (d)	Aaa	1,100,000	1,106,127
Series IV A2, 6.65% 3/1/07	Aaa	1,700,000	1,760,282
			9,744,339
New York - 16.6%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	2,000,000	1,999,360
6.125% 7/1/29	Baa1	6,750,000	6,930,225
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	2,000,000	1,732,660
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	2,565,000	2,366,546
5% 4/1/29 (FSA Insured)	Aaa	2,200,000	1,993,134
5.25% 4/1/26 (MBIA Insured)	Aaa	1,000,000	943,800
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	Baa1	700,000	734,454
(Trans. Facilities Proj.):
Series 7, 5.625% 7/1/16	Baa1	1,000,000	1,002,930
Series P, 5.75% 7/1/15	Baa1	1,010,000	1,023,049
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17	Baa1	$ 1,000,000	$ 963,170
5.375% 7/1/21 (FSA Insured)	Aaa	700,000	680,764
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	1,000,000	866,330
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	500,000	459,210
New York City Gen. Oblig.:
Series B, 5.7% 8/15/02 (Escrowed to Maturity) (e)	A3	35,000	35,794
Series H:
6.875% 2/1/02	A3	160,000	164,554
6.875% 2/1/02 (Escrowed to Maturity) (e)	Aaa	80,000	82,454
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	Aaa	965,000	1,011,812
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (d)	A3	8,680,000	9,087,092
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B:
5.5% 6/15/27 (MBIA Insured)	Aaa	3,500,000	3,423,560
5.75% 6/15/26	Aa3	5,000,000	5,039,400
5.75% 6/15/29	Aa3	5,000,000	5,033,200
5.75% 6/15/29 (MBIA Insured)	Aaa	1,500,000	1,504,440
6% 6/15/33	Aa3	5,800,000	6,037,452
New York City Transitional Fin. Auth. Rev.:
Series A, 5.75% 8/15/24	Aa2	3,000,000	3,036,870
Series B, 6% 11/15/29	Aa2	1,000,000	1,043,620
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	Baa1	500,000	575,930
(Jamaica Hosp. Med. Ctr. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	Aaa	6,150,000	6,095,265
(State Univ. Edl. Facilities Proj.):
Series A, 4.75% 5/15/25 (MBIA Insured)	Aaa	1,750,000	1,525,405
5.95% 5/15/29 (FGIC Insured)	Aaa	5,000,000	5,153,700
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aa1	1,500,000	1,397,925
4.875% 6/15/20	Aa1	1,300,000	1,188,395
5% 6/15/15	Aa1	700,000	680,680
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aa1	$ 1,000,000	$ 957,580
New York State Local Govt. Assistance Corp. Series A, 0% 4/1/08	A3	1,000,000	690,250
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	500,000	513,250
			75,974,260
North Carolina - 5.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/05 (MBIA Insured)	Aaa	4,000,000	4,117,440
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	3,050,000	3,100,264
6% 1/1/06	Baa3	5,490,000	5,669,249
6% 1/1/14	Baa3	1,000,000	1,001,930
7.25% 1/1/07	Baa3	1,000,000	1,097,810
Series C:
5.125% 1/1/03	Baa1	2,700,000	2,701,161
5.25% 1/1/04	Baa1	1,365,000	1,367,266
5.5% 1/1/07	Baa3	700,000	704,886
5.5% 1/1/07 (MBIA Insured)	Aaa	2,000,000	2,068,040
Series D, 6.7% 1/1/19	Baa3	1,115,000	1,159,310
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
5.75% 1/1/02	Baa1	2,500,000	2,523,225
5.9% 1/1/03	Baa1	250,000	254,228
6.25% 1/1/17 (AMBAC Insured)	Aaa	1,150,000	1,185,317
			26,950,126
Ohio - 3.3%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (d)	-	1,005,000	1,015,995
Delaware County Gen. Oblig. 6% 12/1/25	Aa2	1,000,000	1,040,600
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	1,000,000	1,015,080
Franklin County Hosp. Rev. (Doctor's Ohio Health Corp. Proj.) Series A, 4.75% 12/1/03	Baa3	4,160,000	3,917,722
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (d)	-	3,000,000	3,005,820
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 5.6% 5/15/01	BBB+	$ 1,000,000	$ 997,750
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	2,000,000	2,083,400
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured)	Aaa	2,000,000	2,099,880
			15,176,247
Oklahoma - 2.8%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	1,500,000	1,481,325
6% 8/15/19 (MBIA Insured)	Aaa	3,000,000	3,087,210
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	1,000,000	1,009,500
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) 5.75% 10/1/25 (MBIA Insured)	Aaa	3,000,000	3,043,620
Tulsa Muni. Arpt. Trust Rev. (American Airlines Corp. Proj.) 7.35% 12/1/11	Baa2	4,000,000	4,170,520
			12,792,175
Oregon - 0.7%
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	Aa3	1,000,000	1,025,670
5.75% 8/1/19	Aa3	2,080,000	2,125,469
			3,151,139
Pennsylvania - 6.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (d)	Aaa	1,000,000	1,048,290
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10 (g)	-	310,000	318,172
Allegheny County Port Auth. Spl. Rev. 6.125% 3/1/29 (MBIA Insured)	Aaa	4,460,000	4,628,900
Butler County Ind. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	A	3,000,000	2,957,310
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.):
6.8% 11/15/14	Baa3	3,250,000	2,918,923
6.8% 11/15/23	Baa3	1,000,000	863,670
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	Aa3	3,500,000	3,541,055
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992, 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (e)	Aaa	$ 2,705,000	$ 2,930,218
8.25% 6/1/22 (Escrowed to Maturity) (e)	Aaa	2,250,000	2,560,365
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	Aa3	3,065,000	3,157,318
(UPMC Health Sys. Proj.) Series A, 5% 8/1/29 (FSA Insured)	Aaa	3,000,000	2,640,780
Pennsylvania Hsg. Fin. Agcy. (Residential Dev. Section 8 Proj.) Series A, 7% 7/1/01	Aa3	515,000	516,916
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A, 5.125% 5/15/21 (MBIA Insured)	Aaa	1,000,000	926,240
			29,008,157
Rhode Island - 1.4%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Higher Ed./Johnson & Wales Proj.) 5% 4/1/29 (MBIA Insured)	Aaa	640,000	566,886
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	Aaa	4,000,000	4,701,160
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 6.55% 12/1/00	A	1,000,000	1,001,380
			6,269,426
South Carolina - 1.1%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A, 6.25% 1/1/05 (FGIC Insured)	Aaa	1,715,000	1,818,192
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.):
Sr. Lien Series A2, 5.4% 9/1/02	AAA	1,250,000	1,260,713
Sub Lien Series B, 5.7% 9/1/05 (d)	A	1,000,000	1,021,520
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa1	1,000,000	1,031,810
			5,132,235
Tennessee - 0.2%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	Aaa	1,000,000	764,590
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas - 5.1%
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series A1, 6.05% 12/1/01 (d)	Aaa	$ 435,000	$ 441,999
Conroe Independent School District Series B, 0% 2/15/09	Aaa	750,000	496,058
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	Aaa	4,500,000	4,516,470
Hurst Euless Bedford Independent School District 0% 8/15/11	Aaa	1,000,000	575,460
Los Fresnos Independent School District:
5.75% 8/15/13	Aaa	1,040,000	1,088,537
5.75% 8/15/14	Aaa	1,100,000	1,144,462
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (e)	Aa1	75,000	78,978
Texas Gen. Oblig. (Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000,000	4,876,050
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/11 (AMBAC Insured)	Aaa	3,930,000	2,256,410
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	Aaa	1,000,000	1,098,220
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Ctr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	4,000,000	4,204,960
Yselta Independent School District 0% 8/15/09	Aaa	4,065,000	2,622,535
			23,400,139
Utah - 2.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
0% 7/1/06 (MBIA Insured)	Aaa	2,860,000	2,174,117
6.5% 7/1/09 (AMBAC Insured)	Aaa	365,000	407,515
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	635,000	712,629
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	2,500,000	2,572,250
6% 7/1/16 (MBIA Insured)	Aaa	7,000,000	7,313,810
South Salt Lake City Ind. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	250,000	261,598
			13,441,919
Virginia - 1.3%
Loudoun County Ind. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (e)	-	880,000	971,731
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Virginia - continued
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	$ 1,965,000	$ 2,002,944
Virginia State Resources Auth. Clean Wtr. Rev.:
(State Revolving Funds Proj.) 5.75% 10/1/19	Aaa	1,750,000	1,806,473
5.625% 10/1/22	Aaa	1,250,000	1,264,950
			6,046,098
Washington - 6.3%
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	Aaa	1,715,000	1,690,870
Port Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	Aaa	3,000,000	2,952,150
Thurston County School District #333 Series B, 0% 12/1/10 (FGIC Insured)	Aaa	4,000,000	2,410,040
Univ. Wash Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	Aaa	3,000,000	3,012,570
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	Aaa	2,700,000	2,035,854
5.4% 7/1/12	Aa1	16,000,000	16,112,151
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	Aa1	500,000	508,095
			28,721,730
Wisconsin - 0.8%
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	A1	1,300,000	1,358,864
Milwaukee County Series A, 0% 12/1/10 (FGIC Insured)	Aaa	3,500,000	2,102,555
			3,461,419
TOTAL MUNICIPAL BONDS (Cost $441,814,363)			451,368,893
Cash Equivalents - 1.1%
	Shares	Value (Note 1)
Fidelity Municipal Cash Central Fund, 4.49% (b)(c) (Cost $5,053,609)	5,053,609	$ 5,053,609
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $446,867,972)		456,422,502
NET OTHER ASSETS - 0.3%		1,330,279
NET ASSETS - 100%		$ 457,752,781
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security purchased on a delayed delivery or when-issued basis.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Allegheny County Ind. Dev. Auth. Rev (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10	3/13/90	$ 310,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.8%	AAA, AA, A	73.4%
Baa	11.8%	BBB	11.4%
Ba	2.5%	BB	2.4%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 4%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Health Care	17.6%
General Obligations	17.2
Electric Utilities	15.8
Transportation	12.3
Water & Sewer	10.6
Education	8.8
Others* (individually less than 5%)	17.7
100.0%
* Includes cash equivalents and net other assets
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $446,867,972. Net unrealized appreciation aggregated $9,554,530, of which $13,352,990 related to appreciated investment securities and $3,798,460 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,212,000 of which $7,417,000, $6,268,000 and $2,527,000 will expire on October 31, 2003, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

During the fiscal year ended October 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 18.61% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (cost $446,867,972) - See accompanying schedule		$ 456,422,502
Receivable for fund shares sold		277,480
Interest receivable		8,109,397
Other receivables		22,338
Total assets		464,831,717
Liabilities
Payable for investments purchased Regular delivery	$ 3,404,918
Delayed delivery	1,603,005
Payable for fund shares redeemed	1,018,075
Distributions payable	680,374
Accrued management fee	142,580
Distribution fees payable	139,316
Other payables and accrued expenses	90,668
Total liabilities		7,078,936
Net Assets		$ 457,752,781
Net Assets consist of:
Paid in capital		$ 465,034,413
Distributions in excess of net investment income		(76,089)
Accumulated undistributed net realized gain (loss) on investments		(16,760,073)
Net unrealized appreciation (depreciation) on investments		9,554,530
Net Assets		$ 457,752,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,779,612 ÷ 1,894,490 shares)	$12.02
Maximum offering price per share (100/95.25 of $12.02)	$12.62
Class T: Net Asset Value and redemption price per share ($340,958,789 ÷ 28,321,738 shares)	$12.04
Maximum offering price per share (100/96.50 of $12.04)	$12.48
Class B: Net Asset Value and offering price per share ($68,570,502 ÷ 5,712,289 shares) A	$12.00
Class C: Net Asset Value and offering price per share ($17,119,552 ÷ 1,422,159 shares) A	$12.04
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,324,326 ÷ 694,701 shares)	$11.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 24,369,233
Expenses
Management fee	$ 1,595,755
Transfer agent fees	453,437
Distribution fees	1,565,812
Accounting fees and expenses	134,731
Non-interested trustees' compensation	619
Custodian fees and expenses	10,834
Registration fees	111,456
Audit	44,033
Legal	14,566
Miscellaneous	16,181
Total expenses before reductions	3,947,424
Expense reductions	(4,966)	3,942,458
Net investment income		20,426,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,014,047)
Change in net unrealized appreciation (depreciation) on investment securities		15,974,733
Net gain (loss)		13,960,686
Net increase (decrease) in net assets resulting from operations		$ 34,387,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,426,775	$ 19,650,204
Net realized gain (loss)	(2,014,047)	2,481,428
Change in net unrealized appreciation (depreciation)	15,974,733	(33,690,142)
Net increase (decrease) in net assets resulting from operations	34,387,461	(11,558,510)
Distributions to shareholders from net investment income	(20,623,031)	(19,650,204)
Share transactions - net increase (decrease)	23,373,862	(1,025,834)
Total increase (decrease) in net assets	37,138,292	(32,234,548)
Net Assets
Beginning of period	420,614,489	452,849,037
End of period (including distributions in excess of net investment income of $76,089 and $0, respectively)	$ 457,752,781	$ 420,614,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.690	$ 12.540	$ 12.150	$ 11.740	$ 11.630
Income from Investment Operations
Net investment income	.591 D	.567	.571	.583 D	.105 D, E
Net realized and unrealized gain (loss)	.337	(.850)	.390	.445	.109
Total from investment operations	.928	(.283)	.961	1.028	.214
Less Distributions
From net investment income	(.598)	(.567)	(.571)	(.616) E	(.104)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.598)	(.567)	(.571)	(.618)	(.104)
Net asset value, end of period	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740
Total Return B, C	8.17%	(2.36)%	8.07%	9.02%	1.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 22,780	$ 10,722	$ 6,721	$ 3,755	$ 202
Ratio of expenses to average net assets	.72%	.72%	.90% G	.90% G	.90% A, G
Ratio of net investment income to average net assets	5.02%	4.62%	4.57%	4.87%	5.73% A
Portfolio turnover rate	39% H	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.700	$ 12.560	$ 12.150	$ 11.760	$ 11.880
Income from Investment Operations
Net investment income	.583 B	.555	.571	.597 B	.677 B, C
Net realized and unrealized gain (loss)	.343	(.860)	.410	.407	(.136)
Total from investment operations	.926	(.305)	.981	1.004	.541
Less Distributions
From net investment income	(.586)	(.555)	(.571)	(.612) C	(.661)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.586)	(.555)	(.571)	(.614)	(.661)
Net asset value, end of period	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760
Total Return A	8.14%	(2.53)%	8.15%	8.89%	4.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 340,959	$ 329,926	$ 380,325	$ 392,075	$ 480,432
Ratio of expenses to average net assets	.81%	.81%	.87%	.89%	.89%
Ratio of net investment income to average net assets	4.93%	4.51%	4.62%	5.04%	5.74%
Portfolio turnover rate	39% D	23%	36%	36%	49%

A Total returns do not include the one time sales charge.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.670	$ 12.530	$ 12.130	$ 11.740	$ 11.860
Income from Investment Operations
Net investment income	.504 B	.476	.491	.515 B	.596 B, C
Net realized and unrealized gain (loss)	.336	(.860)	.400	.416	(.136)
Total from investment operations	.840	(.384)	.891	.931	.460
Less Distributions
From net investment income	(.510)	(.476)	(.491)	(.539) C	(.580)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.510)	(.476)	(.491)	(.541)	(.580)
Net asset value, end of period	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740
Total Return A	7.38%	(3.16)%	7.47%	8.15%	3.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 68,571	$ 63,464	$ 55,032	$ 41,024	$ 39,389
Ratio of expenses to average net assets	1.46%	1.46%	1.53%	1.56%	1.57%
Ratio of net investment income to average net assets	4.28%	3.88%	3.96%	4.35%	5.06%
Portfolio turnover rate	39% D	23%	36%	36%	49%

A Total returns do not include the contingent deferred sales charge.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.700	$ 12.560	$ 12.130
Income from Investment Operations
Net investment income	.493 D	.465	.455
Net realized and unrealized gain (loss)	.345	(.860)	.430
Total from investment operations	.838	(.395)	.885
Less Distributions
From net investment income	(.498)	(.465)	(.455)
Net asset value, end of period	$ 12.040	$ 11.700	$ 12.560
Total Return B, C	7.34%	(3.24)%	7.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,120	$ 13,071	$ 7,031
Ratio of expenses to average net assets	1.56%	1.56%	1.75% A, F
Ratio of net investment income to average net assets	4.18%	3.79%	3.60% A
Portfolio turnover rate	39% G	23%	36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.650	$ 12.510	$ 12.120	$ 11.720	$ 11.880
Income from Investment Operations
Net investment income	.604 B	.584	.592	.609 B	.707 B, C
Net realized and unrealized gain (loss)	.339	(.860)	.390	.464	(.197)
Total from investment operations	.943	(.276)	.982	1.073	.510
Less Distributions
From net investment income	(.613)	(.584)	(.592)	(.671) C	(.670)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.613)	(.584)	(.592)	(.673)	(.670)
Net asset value, end of period	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720
Total Return A	8.34%	(2.31)%	8.28%	9.44%	4.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,324	$ 3,431	$ 3,741	$ 1,511	$ 927
Ratio of expenses to average net assets	.61%	.60%	.75% D	.75% D	.75% D
Ratio of net investment income to average net assets	5.13%	4.75%	4.75%	5.11%	5.88%
Portfolio turnover rate	39% E	23%	36%	36%	49%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

When-Issued Securities. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $318,172 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,700,158 and $192,112,546, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,161	$ 43
Class T	815,119	8,802
Class B	584,010	422,224
Class C	145,522	63,271
	$ 1,565,812	$ 494,340

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 85,146	$ 27,474
Class T	144,387	50,758
Class B	259,197	259,197*
Class C	11,127	11,127*
	$ 499,857	$ 348,556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 15,735.11
Class T	345,728.11
Class B	68,630.11
Class C	15,680.11
Institutional Class	7,664.15
	$ 453,437

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $234 under the custodian arrangement and Class T's transfer agent fees were reduced by $4,732 under the transfer agent arrangement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 712,048	$ 439,029
Class T	16,217,959	16,229,661
Class B	2,815,400	2,381,487
Class C	614,742	421,752
Institutional Class	262,882	178,275
Total	$ 20,623,031	$ 19,650,204

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	1,280,562	565,331	$ 15,201,152	$ 6,989,179
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class A	314,140	-	3,612,609	-
Reinvestment of distributions	40,864	25,296	482,684	307,568
Shares redeemed	(658,536)	(208,996)	(7,799,948)	(2,558,328)
Net increase (decrease)	977,030	381,631	$ 11,496,497	$ 4,738,419
Class T Shares sold	5,871,344	3,793,311	$ 69,198,493	$ 46,774,471
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class T	3,316,008	-	38,167,257	-
Reinvestment of distributions	861,078	835,205	10,155,440	10,221,698
Shares redeemed	(9,924,270)	(6,722,556)	(116,868,899)	(82,551,608)
Net increase (decrease)	124,160	(2,094,040)	$ 652,291	$ (25,555,439)
Class B Shares sold	1,533,458	2,125,759	$ 18,027,417	$ 26,076,418
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class B	776,254	-	8,911,393	-
Reinvestment of distributions	138,033	115,598	1,623,281	1,407,504
Shares redeemed	(2,173,697)	(1,196,611)	(25,534,174)	(14,568,680)
Net increase (decrease)	274,048	1,044,746	$ 3,027,917	$ 12,915,242
Class C Shares sold	761,618	871,985	$ 8,992,554	$ 10,752,375
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class C	114,599	-	1,319,029	-
Reinvestment of distributions	33,650	22,987	397,120	280,065
Shares redeemed	(604,764)	(337,753)	(7,119,022)	(4,112,814)
Net increase (decrease)	305,103	557,219	$ 3,589,681	$ 6,919,626

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Institutional Class Shares sold	247,204	103,836	$ 2,915,763	$ 1,286,178
Issued in exchange for shares of Fidelity Advisor Inter- mediate Municipal Income Fund Institutional Class	420,609	-	4,820,174	-
Reinvestment of distributions	8,738	7,731	103,106	93,765
Shares redeemed	(276,387)	(116,192)	(3,231,567)	(1,423,625)
Net increase (decrease)	400,164	(4,625)	$ 4,607,476	$ (43,682)

8. Merger Information.

On May 25, 2000, Class A, Class T, Class B, Class C, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class' acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.

Annual Report

Report of Independent Accountants

To the Trustees of Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Advisor Series II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 2000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

HIM-ANN-1200	118985
1.538412.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	26	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	35	Notes to the financial statements.
Report of Independent Accountants	42	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Municipal Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - Inst CL	8.34%	30.95%	100.04%
LB 3 Plus Year Municipal Bond	9.09%	32.62%	n/a*
General Municipal Debt Funds Average	7.36%	25.48%	90.37%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 265 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - Inst CL	8.34%	5.54%	7.18%
LB 3 Plus Year Municipal Bond	9.09%	5.81%	n/a*
General Municipal Debt Funds Average	7.36%	4.64%	6.64%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $20,004 - a 100.04% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,114 - a 101.14% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,					July 3, 1995 (commencement of sale of Institutional Class shares) to October 31,
	2000	1999	1998	1997	1996	1995
Dividend returns	5.51%	4.56%	5.06%	6.01%	5.76%	2.01%
Capital returns	2.83%	-6.87%	3.22%	3.43%	-1.35%	1.54%
Total returns	8.34%	-2.31%	8.28%	9.44%	4.41%	3.55%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.13¢	30.88¢	61.33¢
Annualized dividend rate	5.06%	5.18%	5.23%
30-day annualized yield	5.02%	-	-
30-day annualized tax-equivalent yield	7.84%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.94 over the past one month, $11.82 over the past six months, and $11.73 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

While 1999 proved to be a most difficult year for the municipal bond market - its worst year, in fact, since 1994 - the sector soared during the first three quarters of 2000. Year to date through the end of October, the Lehman Brothers Municipal Bond Index - an index of over 35,000 investment-grade, fixed-rate, tax-exempt bonds - returned 8.17%. For the one-year period ending October 31, 2000, the index showed a gain of 8.51%. As the 12-month period opened, municipal bond prices were pressured by the series of interest-rate hikes made by the Federal Reserve Board and by the more attractive returns of the U.S. equity markets. But that scenario began to turn around in early 2000. Among the factors that spurred municipal bonds' revival were a better technical environment - meaning reduced supply met by increased demand - as well as credit upgrades for many municipal bond issuers due to the strength of the economy. Munis also benefited as a safe haven when equity markets began to churn. Individual investors were particularly attracted to the generally higher yields municipal bonds offered. Compared to the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, the municipal bond market finished comfortably ahead of that index's 7.30% return for the 12 months ending October 31, 2000.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended October 31, 2000, the fund's Institutional Class shares returned 8.34%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 7.36% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 9.09% for the same 12-month period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were some of the main forces behind the fund's performance during the year?

A. Changing expectations about economic growth, inflation and interest rates caused the municipal market to reverse course several times during the past year. In the early months of the period, the municipal market and the fund came under pressure due to inflationary fears and rising interest rates. Performance of the market and the fund improved throughout the first several months of 2000, although municipals sold off in May when economic growth proved stronger than originally expected. That was followed by a summer bond market rally, which was fueled by relief that inflation appeared to be in check. The tug of war between a belief that the economy was on a slow, non-inflationary growth track and a concern that robust conditions would incite inflation continued throughout the fall, with municipals performing accordingly.

Q. What helped the fund's performance relative to its peers?

A. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I managed the fund's duration to be in line with the municipal market as a whole as measured by the Lehman Brothers index. Given that interest rates were pretty volatile during the period, some peers may have suffered if they were positioned with too little or too much interest-rate sensitivity at the wrong time. Rather than make a bet on interest rates, I position the fund to emphasize the best value opportunities based on their performance potential in a variety of possible interest-rate scenarios.

Q. Were there other strategies that helped the fund's performance relative to its peers?

A. The fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above their face - or par - value. Their premium gives them protection under the "market discount rule" that can take effect during rising interest-rate environments. As interest rates rose and bond prices fell, more and more bonds fell to levels subjecting them to this adverse tax rule and investors punished them accordingly.

Q. Which bonds were the most disappointing during the period?

A. The fund's stake in strong-performing California bonds was smaller - at 2.5% of net assets - than many of our peers, which hurt relative performance. These bonds started the period with higher prices than similar bonds from other states. Even so, gains in personal income in the state prompted strong investor interest in tax-free California bonds and they performed well as a result.

Q. What choices did you make in terms of credit quality and why?

A. As of October 31, 2000, more than half of the fund's investments were in bonds with the highest credit rating of AAA or Aaa. In addition, more than 92% of the fund's investments were in bonds rated "investment-grade," with a rating of Baa or higher by Moody's; or BBB- by Standard & Poor's. The fund's emphasis on investment-grade and high-quality bonds reflected that, for the most part, I didn't feel that lower-quality bonds offered enough incentive by way of additional yield for owning them.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's ahead for the municipal market?

A. The market appears to be factoring in the potential for interest rates to hold steady, if not fall, now that economic growth shows some signs of slowing and inflation is apparently moderate. If short-term interest rates stabilize or fall, municipal bonds most likely would benefit. My outlook for the technical aspects of supply and demand is favorable. The supply of municipals has continued to decline in response to rising interest rates because many issuers now find it too expensive to issue new or refinance old debt. Given the relatively high tax-equivalent yields of municipal bonds, I believe that demand will remain strong.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high current yield exempt from federal income tax

Start date: September 16, 1987

Size: as of October 31, 2000, more than $457 million

Manager: Christine Thompson, since 1998; joined Fidelity in 1985

3

Christine Thompson on her investment approach:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to opportunistically purchase and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies - which invest the insurance premiums they collect - are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to be the most volatile, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who seek to exploit small differences between various fixed-income investments. At a given point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

Annual Report

Investment Changes

Top Five States as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.6	17.4
Pennsylvania	6.3	5.6
Washington	6.3	4.2
North Carolina	5.9	6.0
Illinois	5.7	5.1
Top Five Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.6	16.2
General Obligations	17.2	15.5
Electric Utilities	15.8	17.2
Transportation	12.3	14.7
Water & Sewer	10.6	10.5
Average Years to Maturity as of October 31, 2000
		6 months ago
Years	16.4	16.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	7.2	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of October 31, 2000 As of April 30, 2000

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Alabama - 0.9%
Shelby County Gen. Oblig. Series A, 7.7% 8/1/17	-	$ 4,000,000	$ 4,204,000
Alaska - 1.9%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	Aa2	5,490,000	5,531,779
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (d)	Aaa	1,500,000	1,512,090
5.45% 7/1/09 (AMBAC Insured) (d)	Aaa	1,500,000	1,520,400
			8,564,269
Arizona - 1.2%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	Aaa	1,300,000	1,321,528
Maricopa County Ind. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	Baa1	4,495,000	4,303,153
			5,624,681
California - 2.5%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series B, 5.2% 8/1/26 (MBIA Insured) (d)	Aaa	670,000	670,576
Series R:
5.35% 8/1/07 (MBIA Insured) (d)	Aaa	1,000,000	1,048,310
6.15% 8/1/27 (MBIA Insured) (d)	Aaa	1,500,000	1,529,265
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (d)	Ba1	500,000	511,200
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	1,000,000	1,037,740
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB-	4,500,000	4,688,550
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	500,000	531,245
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02	BBB-	1,000,000	1,025,770
6.5% 7/1/08	BBB-	300,000	328,425
			11,371,081
Colorado - 4.8%
Arapaho County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (e)	Aaa	3,620,000	601,499
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Colorado - continued
Arapaho County School District #5 Cherry Creek 6% 12/15/15	Aa1	$ 1,250,000	$ 1,334,263
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	Baa2	1,360,000	1,303,410
(Rocky Mountain Adventist Proj.):
6.25% 2/1/04	Ba1	400,000	393,068
6.625% 2/1/13	Ba1	6,900,000	6,788,151
6.625% 2/1/22	Ba1	4,000,000	3,765,920
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	Aaa	1,405,000	1,093,174
0% 1/1/08 (MBIA Insured)	Aaa	870,000	610,183
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/02 (MBIA Insured) (d)	Aaa	2,115,000	1,918,263
7.5% 11/15/23 (d)	A2	2,070,000	2,212,809
7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (d)(e)	Aaa	430,000	481,226
Series D, 0% 11/15/04 (MBIA Insured) (d)	Aaa	1,700,000	1,394,697
			21,896,663
Connecticut - 1.3%
Connecticut Health & Edl. Facilities Auth. Rev. (New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (e)	AAA	1,920,000	2,020,339
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	BBB	3,350,000	2,784,654
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	1,000,000	1,019,200
			5,824,193
District of Columbia - 2.8%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	150,000	160,917
Series B, 5.25% 6/1/26 (FSA Insured)	Aaa	6,000,000	5,570,100
District of Columbia Hosp. Rev. (Hosp. for Sick Children Proj.) Series A, 8.875% 1/1/21	-	925,000	945,702
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev.:
5.4% 11/1/00	Baa	500,000	500,000
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
District of Columbia - continued
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev.: - continued
5.625% 11/1/10	Baa	$ 385,000	$ 387,114
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	1,000,000	1,014,830
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	Aaa	2,000,000	2,101,820
(Nat'l. Academy of Science Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	Aaa	2,500,000	2,329,775
			13,010,258
Florida - 2.3%
Broward County Resource Recovery Rev. (SES Broward Co. LP South Proj.) 7.95% 12/1/08	A3	950,000	971,375
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (d)	Aaa	5,000,000	5,246,100
Florida Mid-Bay Bridge Auth. Rev. Series A, 7.5% 10/1/17	-	2,500,000	2,626,750
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured) (f)	Aaa	1,500,000	1,592,055
			10,436,280
Illinois - 5.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	Aaa	10,500,000	10,530,555
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	1,500,000	1,458,225
Series B, 6% 1/1/09 (MBIA Insured) (d)	Aaa	300,000	318,045
Chicago O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Proj.) Series A:
6.25% 1/1/09 (AMBAC Insured) (d)	Aaa	3,700,000	3,998,479
6.375% 1/1/15 (MBIA Insured)	Aaa	1,400,000	1,477,266
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) 8.2% 12/1/24	Baa2	1,000,000	1,105,090
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	A3	3,000,000	3,001,470
(Memorial Hosp. Proj.):
7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (e)	-	1,000,000	1,056,540
7.25% 5/1/22 (Pre-Refunded to 5/1/02 @ 102) (e)	-	1,000,000	1,058,330
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	$ 1,500,000	$ 1,542,210
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Series A:
0% 6/15/09 (FGIC Insured)	Aaa	1,000,000	648,340
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	65,000	42,544
			26,237,094
Indiana - 0.2%
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	1,000,000	1,035,090
Iowa - 1.1%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series A, 6.35% 3/1/01	Aa1	1,500,000	1,508,970
Series B, 5.75% 12/1/07 (d)	Aaa	3,500,000	3,576,475
			5,085,445
Kansas - 1.7%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sister of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	1,500,000	1,543,680
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	Aaa	2,390,000	2,344,184
5% 12/1/14 (MBIA Insured)	Aaa	500,000	486,055
5.25% 12/1/09 (MBIA Insured)	Aaa	1,385,000	1,400,374
5.25% 12/1/11 (MBIA Insured)	Aaa	1,750,000	1,762,163
			7,536,456
Kentucky - 2.6%
Kenton County Arpt. Board Arpt. Rev. (Delta Air Lines, Inc. Proj.) Series A, 7.5% 2/1/20 (d)	Baa3	2,000,000	2,077,240
Kentucky Property & Bldgs. Commission Rev.:
5.625% 9/1/13	Aa3	2,170,000	2,262,854
5.625% 9/1/14	Aa3	1,500,000	1,555,935
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	6,050,000	6,131,131
			12,027,160
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (Student Ln. Prog.) Sr. Series A1, 6.2% 3/1/01	Aaa	1,825,000	1,834,727
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	$ 1,015,000	$ 1,073,667
5.75% 7/1/13 (Escrowed to Maturity) (e)	A1	1,665,000	1,761,237
			2,834,904
Massachusetts - 5.3%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	2,000,000	1,802,620
Series A:
5.375% 3/1/19	Aa2	1,000,000	987,760
5.75% 3/1/26 (FGIC Insured)	Aa2	2,000,000	2,023,740
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Bentley College Proj.) Series J, 5% 7/1/17 (MBIA Insured)	Aaa	1,000,000	950,870
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	700,000	698,264
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	1,000,000	1,065,200
(Hebrew Rehab. Ctr. for Aged Proj.) Series C, 5.25% 7/1/17	A	2,000,000	1,820,060
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	500,000	474,015
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	BBB	1,000,000	983,680
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
Series A1, 0% 8/1/02	A+	1,600,000	1,473,184
Series A2:
0% 8/1/08	A+	800,000	542,688
0% 8/1/10	-	4,500,000	2,707,605
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series C, 6.5% 7/1/03	Baa2	1,000,000	1,045,470
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	550,000	550,006
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aa1	$ 10,000	$ 10,078
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	7,000,000	7,062,020
			24,197,260
Michigan - 3.0%
Detroit Wtr. Supply Sys. Rev. Sr. Lien Series A:
5.75% 7/1/26 (FGIC Insured)	Aaa	1,400,000	1,414,224
5.875% 7/1/22 (FGIC Insured)	Aaa	1,700,000	1,741,820
5.875% 7/1/29 (FGIC Insured)	Aaa	1,100,000	1,120,636
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	1,250,000	1,226,288
Howell Pub. Schools 5.875% 5/1/22 (MBIA Insured)	Aaa	2,225,000	2,281,270
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	2,000,000	1,725,120
(Mercy Health Svcs. Proj.) Series S, 5.75% 8/15/05	Aa3	200,000	205,110
(Pontiac Osteopathic Hosp. Proj.) Series A, 6% 2/1/24	Baa2	2,000,000	1,678,480
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	Aa3	2,310,000	2,466,849
			13,859,797
Minnesota - 1.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	1,800,000	1,629,216
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (d)	Aa1	1,840,000	1,911,760
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA+	1,500,000	1,453,095
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	2,000,000	2,036,860
			7,030,931
Nebraska - 0.5%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 5.25% 7/15/19	Aa2	2,100,000	2,048,319
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nevada - 0.7%
Clark County School District Series A, 9.75% 6/1/01 (MBIA Insured)	Aaa	$ 500,000	$ 514,970
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.):
Series A, 6% 6/15/10	BBB+	1,500,000	1,530,930
Sub Lien Series A, 6.1% 6/15/14	BBB+	1,000,000	1,014,790
			3,060,690
New Jersey - 0.8%
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (d)	Aaa	1,635,000	1,541,936
New Jersey Trans. Trust Fund Auth. (Trans. Sys. Proj.) Series A, 5.5% 6/15/11 (MBIA Insured)	Aaa	2,000,000	2,073,660
			3,615,596
New Mexico - 2.1%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	Aaa	3,970,000	4,317,534
6.75% 7/1/09 (AMBAC Insured) (d)	Aaa	450,000	507,245
6.75% 7/1/11 (AMBAC Insured) (d)	Aaa	1,805,000	2,053,151
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (d)	Aaa	1,100,000	1,106,127
Series IV A2, 6.65% 3/1/07	Aaa	1,700,000	1,760,282
			9,744,339
New York - 16.6%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	2,000,000	1,999,360
6.125% 7/1/29	Baa1	6,750,000	6,930,225
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	2,000,000	1,732,660
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	2,565,000	2,366,546
5% 4/1/29 (FSA Insured)	Aaa	2,200,000	1,993,134
5.25% 4/1/26 (MBIA Insured)	Aaa	1,000,000	943,800
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	Baa1	700,000	734,454
(Trans. Facilities Proj.):
Series 7, 5.625% 7/1/16	Baa1	1,000,000	1,002,930
Series P, 5.75% 7/1/15	Baa1	1,010,000	1,023,049
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17	Baa1	$ 1,000,000	$ 963,170
5.375% 7/1/21 (FSA Insured)	Aaa	700,000	680,764
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	1,000,000	866,330
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	500,000	459,210
New York City Gen. Oblig.:
Series B, 5.7% 8/15/02 (Escrowed to Maturity) (e)	A3	35,000	35,794
Series H:
6.875% 2/1/02	A3	160,000	164,554
6.875% 2/1/02 (Escrowed to Maturity) (e)	Aaa	80,000	82,454
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	Aaa	965,000	1,011,812
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (d)	A3	8,680,000	9,087,092
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B:
5.5% 6/15/27 (MBIA Insured)	Aaa	3,500,000	3,423,560
5.75% 6/15/26	Aa3	5,000,000	5,039,400
5.75% 6/15/29	Aa3	5,000,000	5,033,200
5.75% 6/15/29 (MBIA Insured)	Aaa	1,500,000	1,504,440
6% 6/15/33	Aa3	5,800,000	6,037,452
New York City Transitional Fin. Auth. Rev.:
Series A, 5.75% 8/15/24	Aa2	3,000,000	3,036,870
Series B, 6% 11/15/29	Aa2	1,000,000	1,043,620
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	Baa1	500,000	575,930
(Jamaica Hosp. Med. Ctr. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	Aaa	6,150,000	6,095,265
(State Univ. Edl. Facilities Proj.):
Series A, 4.75% 5/15/25 (MBIA Insured)	Aaa	1,750,000	1,525,405
5.95% 5/15/29 (FGIC Insured)	Aaa	5,000,000	5,153,700
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aa1	1,500,000	1,397,925
4.875% 6/15/20	Aa1	1,300,000	1,188,395
5% 6/15/15	Aa1	700,000	680,680
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aa1	$ 1,000,000	$ 957,580
New York State Local Govt. Assistance Corp. Series A, 0% 4/1/08	A3	1,000,000	690,250
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	500,000	513,250
			75,974,260
North Carolina - 5.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/05 (MBIA Insured)	Aaa	4,000,000	4,117,440
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	3,050,000	3,100,264
6% 1/1/06	Baa3	5,490,000	5,669,249
6% 1/1/14	Baa3	1,000,000	1,001,930
7.25% 1/1/07	Baa3	1,000,000	1,097,810
Series C:
5.125% 1/1/03	Baa1	2,700,000	2,701,161
5.25% 1/1/04	Baa1	1,365,000	1,367,266
5.5% 1/1/07	Baa3	700,000	704,886
5.5% 1/1/07 (MBIA Insured)	Aaa	2,000,000	2,068,040
Series D, 6.7% 1/1/19	Baa3	1,115,000	1,159,310
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
5.75% 1/1/02	Baa1	2,500,000	2,523,225
5.9% 1/1/03	Baa1	250,000	254,228
6.25% 1/1/17 (AMBAC Insured)	Aaa	1,150,000	1,185,317
			26,950,126
Ohio - 3.3%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (d)	-	1,005,000	1,015,995
Delaware County Gen. Oblig. 6% 12/1/25	Aa2	1,000,000	1,040,600
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	1,000,000	1,015,080
Franklin County Hosp. Rev. (Doctor's Ohio Health Corp. Proj.) Series A, 4.75% 12/1/03	Baa3	4,160,000	3,917,722
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (d)	-	3,000,000	3,005,820
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 5.6% 5/15/01	BBB+	$ 1,000,000	$ 997,750
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	2,000,000	2,083,400
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured)	Aaa	2,000,000	2,099,880
			15,176,247
Oklahoma - 2.8%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	1,500,000	1,481,325
6% 8/15/19 (MBIA Insured)	Aaa	3,000,000	3,087,210
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	1,000,000	1,009,500
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) 5.75% 10/1/25 (MBIA Insured)	Aaa	3,000,000	3,043,620
Tulsa Muni. Arpt. Trust Rev. (American Airlines Corp. Proj.) 7.35% 12/1/11	Baa2	4,000,000	4,170,520
			12,792,175
Oregon - 0.7%
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	Aa3	1,000,000	1,025,670
5.75% 8/1/19	Aa3	2,080,000	2,125,469
			3,151,139
Pennsylvania - 6.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (d)	Aaa	1,000,000	1,048,290
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10 (g)	-	310,000	318,172
Allegheny County Port Auth. Spl. Rev. 6.125% 3/1/29 (MBIA Insured)	Aaa	4,460,000	4,628,900
Butler County Ind. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	A	3,000,000	2,957,310
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.):
6.8% 11/15/14	Baa3	3,250,000	2,918,923
6.8% 11/15/23	Baa3	1,000,000	863,670
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	Aa3	3,500,000	3,541,055
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992, 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (e)	Aaa	$ 2,705,000	$ 2,930,218
8.25% 6/1/22 (Escrowed to Maturity) (e)	Aaa	2,250,000	2,560,365
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	Aa3	3,065,000	3,157,318
(UPMC Health Sys. Proj.) Series A, 5% 8/1/29 (FSA Insured)	Aaa	3,000,000	2,640,780
Pennsylvania Hsg. Fin. Agcy. (Residential Dev. Section 8 Proj.) Series A, 7% 7/1/01	Aa3	515,000	516,916
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A, 5.125% 5/15/21 (MBIA Insured)	Aaa	1,000,000	926,240
			29,008,157
Rhode Island - 1.4%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Higher Ed./Johnson & Wales Proj.) 5% 4/1/29 (MBIA Insured)	Aaa	640,000	566,886
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	Aaa	4,000,000	4,701,160
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 6.55% 12/1/00	A	1,000,000	1,001,380
			6,269,426
South Carolina - 1.1%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A, 6.25% 1/1/05 (FGIC Insured)	Aaa	1,715,000	1,818,192
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.):
Sr. Lien Series A2, 5.4% 9/1/02	AAA	1,250,000	1,260,713
Sub Lien Series B, 5.7% 9/1/05 (d)	A	1,000,000	1,021,520
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa1	1,000,000	1,031,810
			5,132,235
Tennessee - 0.2%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	Aaa	1,000,000	764,590
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas - 5.1%
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series A1, 6.05% 12/1/01 (d)	Aaa	$ 435,000	$ 441,999
Conroe Independent School District Series B, 0% 2/15/09	Aaa	750,000	496,058
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	Aaa	4,500,000	4,516,470
Hurst Euless Bedford Independent School District 0% 8/15/11	Aaa	1,000,000	575,460
Los Fresnos Independent School District:
5.75% 8/15/13	Aaa	1,040,000	1,088,537
5.75% 8/15/14	Aaa	1,100,000	1,144,462
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (e)	Aa1	75,000	78,978
Texas Gen. Oblig. (Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000,000	4,876,050
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/11 (AMBAC Insured)	Aaa	3,930,000	2,256,410
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	Aaa	1,000,000	1,098,220
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Ctr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	4,000,000	4,204,960
Yselta Independent School District 0% 8/15/09	Aaa	4,065,000	2,622,535
			23,400,139
Utah - 2.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
0% 7/1/06 (MBIA Insured)	Aaa	2,860,000	2,174,117
6.5% 7/1/09 (AMBAC Insured)	Aaa	365,000	407,515
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	635,000	712,629
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	2,500,000	2,572,250
6% 7/1/16 (MBIA Insured)	Aaa	7,000,000	7,313,810
South Salt Lake City Ind. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	250,000	261,598
			13,441,919
Virginia - 1.3%
Loudoun County Ind. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (e)	-	880,000	971,731
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Virginia - continued
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	$ 1,965,000	$ 2,002,944
Virginia State Resources Auth. Clean Wtr. Rev.:
(State Revolving Funds Proj.) 5.75% 10/1/19	Aaa	1,750,000	1,806,473
5.625% 10/1/22	Aaa	1,250,000	1,264,950
			6,046,098
Washington - 6.3%
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	Aaa	1,715,000	1,690,870
Port Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	Aaa	3,000,000	2,952,150
Thurston County School District #333 Series B, 0% 12/1/10 (FGIC Insured)	Aaa	4,000,000	2,410,040
Univ. Wash Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	Aaa	3,000,000	3,012,570
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	Aaa	2,700,000	2,035,854
5.4% 7/1/12	Aa1	16,000,000	16,112,151
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	Aa1	500,000	508,095
			28,721,730
Wisconsin - 0.8%
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	A1	1,300,000	1,358,864
Milwaukee County Series A, 0% 12/1/10 (FGIC Insured)	Aaa	3,500,000	2,102,555
			3,461,419
TOTAL MUNICIPAL BONDS (Cost $441,814,363)			451,368,893
Cash Equivalents - 1.1%
	Shares	Value (Note 1)
Fidelity Municipal Cash Central Fund, 4.49% (b)(c) (Cost $5,053,609)	5,053,609	$ 5,053,609
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $446,867,972)		456,422,502
NET OTHER ASSETS - 0.3%		1,330,279
NET ASSETS - 100%		$ 457,752,781
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security purchased on a delayed delivery or when-issued basis.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Allegheny County Ind. Dev. Auth. Rev (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10	3/13/90	$ 310,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.8%	AAA, AA, A	73.4%
Baa	11.8%	BBB	11.4%
Ba	2.5%	BB	2.4%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 4%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Health Care	17.6%
General Obligations	17.2
Electric Utilities	15.8
Transportation	12.3
Water & Sewer	10.6
Education	8.8
Others* (individually less than 5%)	17.7
100.0%
* Includes cash equivalents and net other assets
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $446,867,972. Net unrealized appreciation aggregated $9,554,530, of which $13,352,990 related to appreciated investment securities and $3,798,460 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,212,000 of which $7,417,000, $6,268,000 and $2,527,000 will expire on October 31, 2003, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

During the fiscal year ended October 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 18.61% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (cost $446,867,972) - See accompanying schedule		$ 456,422,502
Receivable for fund shares sold		277,480
Interest receivable		8,109,397
Other receivables		22,338
Total assets		464,831,717
Liabilities
Payable for investments purchased Regular delivery	$ 3,404,918
Delayed delivery	1,603,005
Payable for fund shares redeemed	1,018,075
Distributions payable	680,374
Accrued management fee	142,580
Distribution fees payable	139,316
Other payables and accrued expenses	90,668
Total liabilities		7,078,936
Net Assets		$ 457,752,781
Net Assets consist of:
Paid in capital		$ 465,034,413
Distributions in excess of net investment income		(76,089)
Accumulated undistributed net realized gain (loss) on investments		(16,760,073)
Net unrealized appreciation (depreciation) on investments		9,554,530
Net Assets		$ 457,752,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,779,612 ÷ 1,894,490 shares)	$12.02
Maximum offering price per share (100/95.25 of $12.02)	$12.62
Class T: Net Asset Value and redemption price per share ($340,958,789 ÷ 28,321,738 shares)	$12.04
Maximum offering price per share (100/96.50 of $12.04)	$12.48
Class B: Net Asset Value and offering price per share ($68,570,502 ÷ 5,712,289 shares) A	$12.00
Class C: Net Asset Value and offering price per share ($17,119,552 ÷ 1,422,159 shares) A	$12.04
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,324,326 ÷ 694,701 shares)	$11.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 24,369,233
Expenses
Management fee	$ 1,595,755
Transfer agent fees	453,437
Distribution fees	1,565,812
Accounting fees and expenses	134,731
Non-interested trustees' compensation	619
Custodian fees and expenses	10,834
Registration fees	111,456
Audit	44,033
Legal	14,566
Miscellaneous	16,181
Total expenses before reductions	3,947,424
Expense reductions	(4,966)	3,942,458
Net investment income		20,426,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,014,047)
Change in net unrealized appreciation (depreciation) on investment securities		15,974,733
Net gain (loss)		13,960,686
Net increase (decrease) in net assets resulting from operations		$ 34,387,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,426,775	$ 19,650,204
Net realized gain (loss)	(2,014,047)	2,481,428
Change in net unrealized appreciation (depreciation)	15,974,733	(33,690,142)
Net increase (decrease) in net assets resulting from operations	34,387,461	(11,558,510)
Distributions to shareholders from net investment income	(20,623,031)	(19,650,204)
Share transactions - net increase (decrease)	23,373,862	(1,025,834)
Total increase (decrease) in net assets	37,138,292	(32,234,548)
Net Assets
Beginning of period	420,614,489	452,849,037
End of period (including distributions in excess of net investment income of $76,089 and $0, respectively)	$ 457,752,781	$ 420,614,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.690	$ 12.540	$ 12.150	$ 11.740	$ 11.630
Income from Investment Operations
Net investment income	.591 D	.567	.571	.583 D	.105 D, E
Net realized and unrealized gain (loss)	.337	(.850)	.390	.445	.109
Total from investment operations	.928	(.283)	.961	1.028	.214
Less Distributions
From net investment income	(.598)	(.567)	(.571)	(.616) E	(.104)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.598)	(.567)	(.571)	(.618)	(.104)
Net asset value, end of period	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740
Total Return B, C	8.17%	(2.36)%	8.07%	9.02%	1.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 22,780	$ 10,722	$ 6,721	$ 3,755	$ 202
Ratio of expenses to average net assets	.72%	.72%	.90% G	.90% G	.90% A, G
Ratio of net investment income to average net assets	5.02%	4.62%	4.57%	4.87%	5.73% A
Portfolio turnover rate	39% H	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.700	$ 12.560	$ 12.150	$ 11.760	$ 11.880
Income from Investment Operations
Net investment income	.583 B	.555	.571	.597 B	.677 B, C
Net realized and unrealized gain (loss)	.343	(.860)	.410	.407	(.136)
Total from investment operations	.926	(.305)	.981	1.004	.541
Less Distributions
From net investment income	(.586)	(.555)	(.571)	(.612) C	(.661)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.586)	(.555)	(.571)	(.614)	(.661)
Net asset value, end of period	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760
Total Return A	8.14%	(2.53)%	8.15%	8.89%	4.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 340,959	$ 329,926	$ 380,325	$ 392,075	$ 480,432
Ratio of expenses to average net assets	.81%	.81%	.87%	.89%	.89%
Ratio of net investment income to average net assets	4.93%	4.51%	4.62%	5.04%	5.74%
Portfolio turnover rate	39% D	23%	36%	36%	49%

A Total returns do not include the one time sales charge.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.670	$ 12.530	$ 12.130	$ 11.740	$ 11.860
Income from Investment Operations
Net investment income	.504 B	.476	.491	.515 B	.596 B, C
Net realized and unrealized gain (loss)	.336	(.860)	.400	.416	(.136)
Total from investment operations	.840	(.384)	.891	.931	.460
Less Distributions
From net investment income	(.510)	(.476)	(.491)	(.539) C	(.580)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.510)	(.476)	(.491)	(.541)	(.580)
Net asset value, end of period	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740
Total Return A	7.38%	(3.16)%	7.47%	8.15%	3.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 68,571	$ 63,464	$ 55,032	$ 41,024	$ 39,389
Ratio of expenses to average net assets	1.46%	1.46%	1.53%	1.56%	1.57%
Ratio of net investment income to average net assets	4.28%	3.88%	3.96%	4.35%	5.06%
Portfolio turnover rate	39% D	23%	36%	36%	49%

A Total returns do not include the contingent deferred sales charge.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.700	$ 12.560	$ 12.130
Income from Investment Operations
Net investment income	.493 D	.465	.455
Net realized and unrealized gain (loss)	.345	(.860)	.430
Total from investment operations	.838	(.395)	.885
Less Distributions
From net investment income	(.498)	(.465)	(.455)
Net asset value, end of period	$ 12.040	$ 11.700	$ 12.560
Total Return B, C	7.34%	(3.24)%	7.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,120	$ 13,071	$ 7,031
Ratio of expenses to average net assets	1.56%	1.56%	1.75% A, F
Ratio of net investment income to average net assets	4.18%	3.79%	3.60% A
Portfolio turnover rate	39% G	23%	36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.650	$ 12.510	$ 12.120	$ 11.720	$ 11.880
Income from Investment Operations
Net investment income	.604 B	.584	.592	.609 B	.707 B, C
Net realized and unrealized gain (loss)	.339	(.860)	.390	.464	(.197)
Total from investment operations	.943	(.276)	.982	1.073	.510
Less Distributions
From net investment income	(.613)	(.584)	(.592)	(.671) C	(.670)
In excess of net investment income	-	-	-	(.002)	-
Total distributions	(.613)	(.584)	(.592)	(.673)	(.670)
Net asset value, end of period	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720
Total Return A	8.34%	(2.31)%	8.28%	9.44%	4.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,324	$ 3,431	$ 3,741	$ 1,511	$ 927
Ratio of expenses to average net assets	.61%	.60%	.75% D	.75% D	.75% D
Ratio of net investment income to average net assets	5.13%	4.75%	4.75%	5.11%	5.88%
Portfolio turnover rate	39% E	23%	36%	36%	49%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

When-Issued Securities. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $318,172 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,700,158 and $192,112,546, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,161	$ 43
Class T	815,119	8,802
Class B	584,010	422,224
Class C	145,522	63,271
	$ 1,565,812	$ 494,340

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 85,146	$ 27,474
Class T	144,387	50,758
Class B	259,197	259,197*
Class C	11,127	11,127*
	$ 499,857	$ 348,556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 15,735.11
Class T	345,728.11
Class B	68,630.11
Class C	15,680.11
Institutional Class	7,664.15
	$ 453,437

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $234 under the custodian arrangement and Class T's transfer agent fees were reduced by $4,732 under the transfer agent arrangement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 712,048	$ 439,029
Class T	16,217,959	16,229,661
Class B	2,815,400	2,381,487
Class C	614,742	421,752
Institutional Class	262,882	178,275
Total	$ 20,623,031	$ 19,650,204

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	1,280,562	565,331	$ 15,201,152	$ 6,989,179
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class A	314,140	-	3,612,609	-
Reinvestment of distributions	40,864	25,296	482,684	307,568
Shares redeemed	(658,536)	(208,996)	(7,799,948)	(2,558,328)
Net increase (decrease)	977,030	381,631	$ 11,496,497	$ 4,738,419
Class T Shares sold	5,871,344	3,793,311	$ 69,198,493	$ 46,774,471
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class T	3,316,008	-	38,167,257	-
Reinvestment of distributions	861,078	835,205	10,155,440	10,221,698
Shares redeemed	(9,924,270)	(6,722,556)	(116,868,899)	(82,551,608)
Net increase (decrease)	124,160	(2,094,040)	$ 652,291	$ (25,555,439)
Class B Shares sold	1,533,458	2,125,759	$ 18,027,417	$ 26,076,418
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class B	776,254	-	8,911,393	-
Reinvestment of distributions	138,033	115,598	1,623,281	1,407,504
Shares redeemed	(2,173,697)	(1,196,611)	(25,534,174)	(14,568,680)
Net increase (decrease)	274,048	1,044,746	$ 3,027,917	$ 12,915,242
Class C Shares sold	761,618	871,985	$ 8,992,554	$ 10,752,375
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class C	114,599	-	1,319,029	-
Reinvestment of distributions	33,650	22,987	397,120	280,065
Shares redeemed	(604,764)	(337,753)	(7,119,022)	(4,112,814)
Net increase (decrease)	305,103	557,219	$ 3,589,681	$ 6,919,626

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Institutional Class Shares sold	247,204	103,836	$ 2,915,763	$ 1,286,178
Issued in exchange for shares of Fidelity Advisor Inter- mediate Municipal Income Fund Institutional Class	420,609	-	4,820,174	-
Reinvestment of distributions	8,738	7,731	103,106	93,765
Shares redeemed	(276,387)	(116,192)	(3,231,567)	(1,423,625)
Net increase (decrease)	400,164	(4,625)	$ 4,607,476	$ (43,682)

8. Merger Information.

On May 25, 2000, Class A, Class T, Class B, Class C, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class' acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.

Annual Report

Report of Independent Accountants

To the Trustees of Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Advisor Series II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 2000

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Semiannual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

HIMI-SANN-0600	118987
1.538417.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Yield

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	21	The manager's review of fund performance, strategy and outlook.
Investment Changes	24	A summary of major shifts in the fund's investments over the past six months.
Investments	25	A complete list of the fund's investments with their market values.
Financial Statements	43	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	52	Notes to the financial statements.
Report of Independent Accountants	60	The auditors' opinion.
Distributions	61

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Yield Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five year and the past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL A	-5.66%	30.97%	217.41%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-10.14%	24.75%	202.33%
ML High Yield Master II	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-2.77%	25.45%	173.70%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL A	-5.66%	5.54%	12.24%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-10.14%	4.52%	11.70%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on October 31, 1990, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $30,233 - a 202.33% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2000	1999	1998	1997	1996
Dividend returns	7.65%	10.58%	7.65%	9.54%	1.17%
Capital returns	-13.31%	1.40%	-12.20%	5.64%	2.41%
Total returns	-5.66%	11.98%	-4.55%	15.18%	3.58%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.99¢	44.12¢	90.50¢
Annualized dividend rate	8.40%	8.49%	8.42%
30-day annualized yield	10.94%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.80 over the past one month, $10.31 over the past six months and $10.75 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor High Yield Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	-5.73%	30.91%	217.26%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	-9.03%	26.33%	206.15%
ML High Yield Master II	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-2.77%	25.45%	173.70%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	-5.73%	5.53%	12.24%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	-9.03%	4.79%	11.84%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on October 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $30,615 - a 206.15% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Total Return Components

Years ended October 31,
2000	1999	1998	1997	1996
Dividend returns	7.56%	10.43%	7.57%	9.57%	9.56%
Capital returns	-13.29%	1.40%	-12.11%	5.64%	3.36%
Total returns	-5.73%	11.83%	-4.54%	15.21%	12.92%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.92¢	43.65¢	89.50¢
Annualized dividend rate	8.31%	8.38%	8.31%
30-day annualized yield	10.98%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.81 over the past one month, $10.33 over the past six months and $10.77 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor High Yield Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	-6.39%	26.50%	202.59%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-10.72%	24.88%	202.59%
ML High Yield Master II	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-2.77%	25.45%	173.70%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	-6.39%	4.81%	11.71%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-10.72%	4.54%	11.71%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $30,259 - a 202.59% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Total Return Components

Years ended October 31,
2000	1999	1998	1997	1996
Dividend returns	6.96%	9.79%	6.98%	8.85%	8.82%
Capital returns	-13.35%	1.31%	-12.08%	5.49%	3.28%
Total returns	-6.39%	11.10%	-5.10%	14.34%	12.10%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.37¢	40.22¢	82.38¢
Annualized dividend rate	7.68%	7.75%	7.68%
30-day annualized yield	10.75%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.77 over the past one month, $10.29 over the past six months, and $10.72 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor High Yield Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	-6.45%	26.02%	201.45%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	-7.32%	26.02%	201.45%
ML High Yield Master II	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-2.77%	25.45%	173.70%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	-6.45%	4.73%	11.67%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	-7.32%	4.73%	11.67%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have been $30,145 - a 201.45% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Total Return Components

Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
2000	1999	1998
Dividend returns	6.87%	9.69%	6.74%
Capital returns	-13.32%	1.31%	-12.47%
Total returns	-6.45%	11.00%	-5.73%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.31¢	39.88¢	81.52¢
Annualized dividend rate	7.59%	7.67%	7.59%
30-day annualized yield	10.66%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.79 over the past one month, $10.31 over the past six months and $10.74 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

With a negative return for the 12-month period ending October 31, 2000, the high-yield market can be viewed in one of two ways: as a distressed market that perhaps has not reached its bottom, or as an opportunity for investors to take advantage of attractively low prices. Early in the period, high-yield securities suffered in comparison to the high-flying NASDAQ market. High-yield debt suffered again when the NASDAQ tumbled and an economic slowdown loomed, resulting in a series of corporate earnings disappointments. Technical factors - abundant supply in the face of weak demand - further hampered performance. As the high-yield default rate crept higher, investors turned to the relative safety of investment-grade bonds. For the one-year period ending October 31, 2000, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - fell 1.68%. This return lagged the overall U.S. taxable bond market as measured by the Lehman Brothers Aggregate Bond Index, which gained 7.30% during the past 12 months. A potential catalyst for improved performance could be a continued increase in merger and acquisition activity. From July to August, $90 billion in M&A activity took place where the target company was in the high-yield universe. Not only do these deals reduce the supply of high-yield credits, they also establish benchmark valuations for some sectors of the market.

(Portfolio Manager photograph)
Note to shareholders: Tom Soviero became Portfolio Manager of Fidelity Advisor High Yield Fund on June 1, 2000.

Q. How did the fund perform, Tom?

A. For the 12 months that ended October 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -5.66%, -5.73%, -6.39%, and -6.45%, respectively. In comparison, the high current yield funds average tracked by Lipper Inc. fell 2.77%, while the overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, dropped 1.68% for the same 12-month period.

Q. How would you characterize the investment environment for high-yield bonds?

A. In a word, challenging. Weak market conditions were specific to the high-yield asset class, rather than in response to external shocks, such as the Asian currency crisis in 1998. A good proxy for the high-yield market's malaise is the distressed ratio, the proportion of securities yielding at least 10 percentage points more than Treasuries, which had a yield of approximately 6% at the end of the period. Nearly 25% of securities in the high-yield market were yielding at least 16%, suggesting that one out of every four high-yield bonds was experiencing significant fundamental problems. This environment led investors to seek higher-quality investment alternatives by moving up the credit spectrum within the high-yield sector, or moving out of high-yield bonds altogether.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. As the fund's new manager, what investment strategies did you implement?

A. First, I think it's important to understand my investment philosophy, which emphasizes sector and security selection based on fundamental credit research. This philosophy drove my core strategy during the past months. Despite a rocky transition environment, I was able to reduce the portfolio's exposure to weaker players within certain sectors, such as telecommunications, at relatively attractive prices. Structurally, I maintained an average credit quality of "B," although I did invest along the entire quality spectrum. I also invested in all levels of the capital structure, including opportunistic investments in common stocks, almost always of high-yield issuers. I am a firm believer that volatility creates opportunity, particularly when bond prices fall below their fundamental values.

Q. What drove the fund's underperformance during the past year?

A. Credit problems were the biggest factor, including the portfolio's overweighting in the telecommunications sector, where several lower-tier companies performed poorly. For example, ICG Communications, an Internet access provider, had problems servicing key customers and serious management turmoil that led to declining financial health. GST Telecommunications, a competitive local exchange carrier, also suffered from internal conflict and management changes. Several retail chains fared badly, including Pathmark Stores and Rite Aid. Pathmark deteriorated in response to a failed merger, which led to liquidity problems and a debt-restructuring program. Rite Aid, a turnaround play, hasn't yet met my expectations. Despite an improving balance sheet, Rite Aid's profitability remained weak, a concern in light of its substantial debt load. Another disappointment was Gaylord Container, which issued a poor September quarterly earnings report as a result of increased raw material prices. The market overreacted, and the bonds fell substantially. However, Gaylord's fundamental prospects remained strong and I purchased more at attractive prices shortly thereafter.

Q. What holdings helped the fund's return?

A. Selling lower-tier telecom bonds and replacing them in part with top-tier issuers, such as Nextel, helped returns. Nextel, the portfolio's largest holding at the end of the period, held up extremely well based on strong subscriber growth at above-average revenue and low disconnect rates. A common stock investment in Laboratory Corp. of America - also a high-yield issuer - benefited from a successful turnaround strategy and favorable macro trends that drove a strong health care diagnostics sector move. Increasing merger and acquisition activity in the high-yield arena benefited several holdings that were acquired by investment-grade entities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook for the months ahead?

A. The past months have been disappointing. However, from a valuation perspective, credit spreads are at their widest - with a lower default rate - since 1991 when we began to emerge from the recession. At that time, we saw non-traditional sources of capital enter the high-yield market, including hedge funds and equity players. If recent merger and acquisition activity is any indication, we may be approaching a point where such non-traditional players may re-enter the high-yield market in order to capture potential gains from fundamentally sound companies selling at prices below their intrinsic value.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of October 31, 2000, more than $3.2 billion

Manager: Tom Soviero, since June 2000; joined Fidelity in 1989

3

Tom Soviero on the role of mergers and acquisitions:

"Merger and acquisition (M&A) activity in the high-yield bond market can play a significant role for investors seeking to capture the intrinsic value of a company and its business prospects. At no time is this more important than during weak investment environments. As credit spreads widen and market sentiment deteriorates, a high-yield company's access to capital may become constrained or simply too expensive. Without access to adequate, affordable financing, companies may find that they can no longer support the growth necessary to become - or remain - competitive.

"Recently, M&A activity has been on the rise as a number of well-established global companies have taken advantage of attractive prices for high-yield companies. Several of the fund's holdings have been acquired, or have acquisitions pending, by investment-grade entities including R&B Falcon, Repap, VoiceStream and Intermedia. These examples are diversified across sectors and may signal a use of M&A as a quasi-financing tool to achieve the size and balance sheet strength necessary to compete and survive over a longer term. These examples also illustrate the broad-based upside potential in the high-yield market - as transactions multiply, demand and prices for high-yield bonds may improve to reflect companies' current value and future prospects."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	4.7	1.9
Laboratory Corp. of America Holdings	4.4	0.0
Intermedia Communications, Inc.	2.7	2.5
CSC Holdings, Inc.	2.6	2.1
United Pan-Europe Communications NV	2.5	2.5
	16.9	9.0
Top Five Market Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	28.3	29.6
Utilities	26.3	28.9
Health	9.3	3.2
Basic Industries	7.6	8.3
Energy	3.4	4.2
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.2	0.5
Baa	0.8	0.5
Ba	6.0	5.1
B	50.4	55.2
Caa, Ca, C	10.7	13.5
D	0.0	0.2
Not Rated	2.7	5.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 and April 30, 2000 account for 2.7% and 5.6%, respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Nonconvertible Bonds 64.4%		Nonconvertible Bonds 77.4%
	Convertible Bonds, Preferred Stocks 16.6%		Convertible Bonds, Preferred Stocks 11.2%
	Common Stocks 9.8%		Common Stocks 4.7%
	Other Investments 1.9%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 7.3%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	11.9%	** Foreign investments	12.6%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 66.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 2.2%
CONSTRUCTION & REAL ESTATE - 0.4%
Building Materials - 0.1%
Hexcel Corp. 7% 8/1/03	B3	$ 2,220	$ 2,020
Real Estate Investment Trusts - 0.3%
Rockefeller Center Properties, Inc. 0% 12/31/00	-	12,700	10,795
TOTAL CONSTRUCTION & REAL ESTATE			12,815
FINANCE - 0.3%
Securities Industry - 0.3%
Ameritrade Holding Corp. 5.75% 8/1/04	CCC+	14,820	10,004
HEALTH - 1.5%
Medical Facilities Management - 1.5%
HEALTHSOUTH Corp. 3.25% 4/1/03	Ba3	13,240	11,304
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	25,300	18,722
7% 5/15/09 (e)	B3	24,020	17,775
			47,801
TOTAL CONVERTIBLE BONDS			70,620
Nonconvertible Bonds - 64.4%
BASIC INDUSTRIES - 7.1%
Chemicals & Plastics - 3.9%
Avecia Group PLC 11% 7/1/09	B2	26,890	25,546
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	745	596
Huntsman Corp.:
9.5% 7/1/07 (e)	B2	16,270	9,762
9.5% 7/1/07 (e)	B2	23,525	14,115
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	23,790	22,482
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	7,905	7,707
9.875% 5/1/07	Ba3	12,710	12,392
10.875% 5/1/09	B2	32,730	31,421
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	3,000	2,865
			126,886
Metals & Mining - 0.1%
Metallurg, Inc. 11% 12/1/07	B3	4,735	3,693
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - 1.4%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	$ 17,510	$ 11,382
9.75% 6/15/07	Caa1	16,030	10,740
9.875% 2/15/08	Caa3	63,880	19,164
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa1	2,525	2,273
U.S. Can Corp. 12.375% 10/1/10 (e)	B3	3,280	3,214
			46,773
Paper & Forest Products - 1.7%
Abitibi-Consolidated, Inc. 7.4% 4/1/18	Baa3	16,780	14,614
Container Corp. of America gtd.:
9.75% 4/1/03	B2	3,490	3,490
11.25% 5/1/04	B2	4,550	4,561
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,001
SF Holdings Group, Inc. 0% 3/15/08 (d)	Caa2	17,151	8,919
Stone Container Corp. 12.58% 8/1/16 (f)	B2	18,740	18,740
			54,325
TOTAL BASIC INDUSTRIES			231,677
CONSTRUCTION & REAL ESTATE - 1.2%
Building Materials - 0.6%
Flowserve Corp. 12.25% 8/15/10 (e)	B3	13,440	13,440
Numatics, Inc. 9.625% 4/1/08	B3	10,385	7,996
			21,436
Construction - 0.1%
Blount, Inc. 13% 8/1/09	B3	3,790	3,184
Real Estate - 0.1%
Stewart Enterprises, Inc. 6.4% 5/5/13	Ba3	2,970	1,901
Real Estate Investment Trusts - 0.4%
Ocwen Asset Investment Corp. 11.5% 7/1/05	-	15,000	11,700
TOTAL CONSTRUCTION & REAL ESTATE			38,221
DURABLES - 1.2%
Home Furnishings - 0.7%
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (g)	-	14,222	10,880
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
DURABLES - continued
Home Furnishings - continued
Sealy Mattress Co.:
0% 12/15/07 (d)	B3	$ 6,930	$ 5,163
9.875% 12/15/07	B3	6,190	5,881
			21,924
Textiles & Apparel - 0.5%
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	11,665	9,565
7% 11/1/06	Ba3	9,895	7,322
Pillowtex Corp.:
9% 12/15/07	Ca	5,340	641
10% 11/15/06	Ca	4,370	524
			18,052
TOTAL DURABLES			39,976
ENERGY - 2.8%
Coal - 0.5%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	15,310	14,966
Energy Services - 1.5%
R&B Falcon Corp.:
6.5% 4/15/03	Ba3	4,345	4,128
6.75% 4/15/05	Ba3	2,160	2,009
6.95% 4/15/08	Ba3	320	291
9.5% 12/15/08	Ba3	20,820	21,861
12.25% 3/15/06	Ba3	6,570	7,687
RBF Finance Co. 11.375% 3/15/09	Ba3	10,650	12,168
			48,144
Oil & Gas - 0.8%
Lomak Petroleum, Inc. 8.75% 1/15/07	B3	8,777	8,294
Swift Energy Co. 10.25% 8/1/09	B2	4,000	4,060
Tesoro Petroleum Corp. 9% 7/1/08	B1	16,330	15,718
			28,072
TOTAL ENERGY			91,182
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - 2.1%
Credit & Other Finance - 2.1%
Arch Escrow Corp. 13.75% 4/15/08	B3	$ 26,120	$ 13,321
Denbury Management, Inc. 9% 3/1/08	B3	16,470	14,494
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	8,070	7,989
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	8,899
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	Ca	6,670	800
7.6% 8/1/07 (c)	Ca	6,970	836
Stone Container Finance Co. 11.5% 8/15/06 (e)	B2	8,330	8,497
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	15,770	16,007
			70,843
HEALTH - 3.1%
Medical Equipment & Supplies - 0.3%
PharMerica, Inc. 8.375% 4/1/08	B3	12,205	9,154
Medical Facilities Management - 2.8%
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3	3,740	3,516
HEALTHSOUTH Corp. 7% 6/15/08	Ba1	20,375	17,140
Iasis Healthcare Corp. 13% 10/15/09	B3	14,690	13,441
Manor Care, Inc. 7.5% 6/15/06	Ba1	3,700	3,219
Oxford Health Plans, Inc. 11% 5/15/05	B2	29,600	32,264
Unilab Corp. 12.75% 10/1/09	B3	20,624	22,068
			91,648
TOTAL HEALTH			100,802
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
Electrical Equipment - 0.3%
L-3 Communications Corp. 8% 8/1/08	B2	10,600	9,593
Industrial Machinery & Equipment - 0.1%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	1,460	1,453
International Knife & Saw, Inc. 11.375% 11/15/06	Caa1	2,155	1,013
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	945	548
			3,014
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - 1.9%
Allied Waste North America, Inc. 10% 8/1/09	B2	$ 73,385	$ 62,194
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			74,801
MEDIA & LEISURE - 19.1%
Broadcasting - 16.4%
360networks, Inc. 13% 5/1/08	B3	34,070	27,086
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	12,887
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	11,280	9,306
Callahan Nordrhein Westfalen 14% 7/15/10 (e)	B3	10,230	9,821
Comcast UK Cable Partners Ltd. 0% 11/15/07 (d)	B2	5,370	4,833
Diamond Cable Communications PLC yankee 0% 12/15/05 (d)	B2	34,145	30,816
EchoStar DBS Corp. 9.375% 2/1/09	B1	56,555	55,424
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	10,210	7,300
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	6,100	5,078
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (d)	Caa1	14,478	12,053
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	24,025	16,337
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	30,195	21,740
International Cabletel, Inc. 0% 2/1/06 (d)	B2	51,577	45,388
Knology Holding, Inc. 0% 10/15/07 (d)	-	9,035	2,801
LIN Holdings Corp. 0% 3/1/08 (d)	B3	6,905	4,868
NTL Communications Corp.:
0% 10/1/08 (d)	B3	30,780	17,622
11.5% 10/1/08	B3	35,980	32,202
11.875% 10/1/10 (e)	B2	3,280	3,034
NTL, Inc. 10% 2/15/07	B2	20,160	17,539
Pegasus Communications Corp.:
9.625% 10/15/05	B3	2,770	2,701
9.75% 12/1/06	B3	7,495	7,308
12.5% 8/1/17	B3	12,450	12,948
Satelites Mexicanos SA de CV:
10.125% 11/1/04	B3	34,360	21,647
11.28% 6/30/04 (e)(f)	B1	13,115	11,476
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	$ 11,320	$ 7,924
Telewest Communications PLC 11.25% 11/1/08	B1	5,360	4,824
Telewest PLC:
yankee 9.625% 10/1/06	B1	9,260	7,593
11% 10/1/07	B1	31,970	28,773
United International Holdings, Inc. 0% 2/15/08 (d)	B3	25,735	14,926
United Pan-Europe Communications NV:
0% 8/1/09 (d)	B2	2,860	1,115
0% 11/1/09 (d)	B2	52,150	19,556
10.875% 8/1/09	B2	23,150	16,784
11.25% 11/1/09	B2	31,010	23,413
11.25% 2/1/10	B2	12,775	9,581
11.5% 2/1/10	B2	17,030	12,943
			539,647
Entertainment - 1.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	25,820	12,394
9.5% 2/1/11	Caa3	25,010	11,755
Cinemark USA, Inc. 8.5% 8/1/08	B2	4,985	2,044
Livent, Inc. 9.375% 10/15/04 (c)	-	11,100	2,220
Waterford Gaming LLC/Waterford Gaming Finance Corp. 9.5% 3/15/10 (e)	B1	10,545	10,281
			38,694
Lodging & Gaming - 1.5%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	4,675
Horseshoe Gaming LLC 8.625% 5/15/09	B2	37,840	36,894
ITT Corp. 6.75% 11/15/05	Ba1	4,465	4,119
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	3,630	3,548
			49,236
TOTAL MEDIA & LEISURE			627,577
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
NONDURABLES - 0.6%
Foods - 0.4%
Del Monte Corp. 12.25% 4/15/07	B3	$ 6,355	$ 6,514
Del Monte Foods Co. 0% 12/15/07 (d)	Caa1	7,584	5,631
			12,145
Household Products - 0.2%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	17,930	6,724
TOTAL NONDURABLES			18,869
RETAIL & WHOLESALE - 1.1%
Drug Stores - 0.4%
Rite Aid Corp.:
6.125% 12/15/08 (e)	Caa1	3,705	889
6.5% 12/15/05 (e)	Caa1	13,360	3,340
7.125% 1/15/07	Caa1	22,370	5,593
10.5% 9/15/02 (e)	-	5,515	3,419
			13,241
Grocery Stores - 0.7%
Disco SA 9.875% 5/15/08	B1	15,000	12,000
Fleming Companies, Inc.:
Series B, 10.625% 7/31/07	B3	6,020	4,515
10.5% 12/1/04	B3	9,950	8,458
			24,973
TOTAL RETAIL & WHOLESALE			38,214
SERVICES - 1.1%
Printing - 0.8%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	14,572
World Color Press, Inc. 8.375% 11/15/08	Baa3	11,330	10,565
			25,137
Services - 0.3%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	6,710
SITEL Corp. 9.25% 3/15/06	B3	4,150	3,185
			9,895
TOTAL SERVICES			35,032
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - 3.1%
Computer Services & Software - 2.2%
Colo.com 13.875% 3/15/10 unit (e)	-	$ 20,750	$ 15,563
Concentric Network Corp. 12.75% 12/15/07	B	27,280	27,144
Covad Communications Group, Inc.:
0% 3/15/08 (d)	B3	27,070	7,309
12% 2/15/10	B3	8,245	3,834
12.5% 2/15/09	B3	22,410	10,981
Exodus Communications, Inc. 10.75% 12/15/09	B3	9,725	8,947
			73,778
Electronic Instruments - 0.4%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	14,655	13,043
Electronics - 0.4%
Details, Inc. 10% 11/15/05	B3	3,555	3,448
Intersil Corp. 13.25% 8/15/09	B1	6,445	7,412
Viasystems, Inc. 9.75% 6/1/07	B3	1,290	1,155
			12,015
Photographic Equipment - 0.1%
IMAX Corp. 7.875% 12/1/05	Ba2	5,120	2,918
TOTAL TECHNOLOGY			101,754
TRANSPORTATION - 0.5%
Railroads - 0.5%
TFM SA de CV 0% 6/15/09 (d)	B2	22,700	16,685
UTILITIES - 19.1%
Cellular - 11.2%
Arch Communications Group 12.75% 7/1/07	B3	3,825	1,913
Crown Castle International Corp. 10.75% 8/1/11	B3	10,650	10,863
CTI Holdings SA 0% 4/15/08 (d)	B1	25,000	12,750
Echostar Broadband Corp. 10.375% 10/1/07 (e)	B3	29,640	29,640
ICO Global Communications Holdings Ltd. 15% 8/1/05 unit (c)	-	14,125	8,616
Intercel, Inc. 0% 2/1/06 (d)	B2	5,190	5,086
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	12,825	8,465
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	50,600	35,420
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Metrocall, Inc.:
9.75% 11/1/07	B3	$ 4,180	$ 1,672
10.375% 10/1/07	B3	12,175	4,870
11% 9/15/08	B3	16,685	6,674
Millicom International Cellular SA 0% 6/1/06 (d)	Caa1	34,725	27,780
Nextel Communications, Inc.:
0% 9/15/07 (d)	B1	21,280	17,237
12% 11/1/08	B1	22,320	23,659
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	8,345	5,007
12.75% 8/1/10 (e)	Caa1	41,370	38,060
Orbital Imaging Corp. 11.625% 3/1/05	CCC	8,016	1,523
Paging Network, Inc.:
8.875% 2/1/06 (c)	Caa3	1,695	356
10% 10/15/08 (c)	Caa3	17,995	3,779
10.125% 8/1/07 (c)	Caa3	21,510	4,517
ProNet, Inc. 11.875% 6/15/05	B3	5,825	2,330
Rogers Cantel, Inc. 8.8% 10/1/07	Ba2	10,630	10,311
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	B3	51,970	33,391
10.625% 7/15/10	B3	6,580	6,531
Tritel PCS, Inc. 0% 5/15/09 (d)	B3	50,540	32,598
USA Mobile Communication, Inc. II 9.5% 2/1/04	B3	13,915	8,071
VoiceStream Wireless Corp.:
10.375% 11/15/09	B2	18,358	19,643
11.5% 9/15/09	B2	6,050	6,716
			367,478
Telephone Services - 7.9%
Alestra SA de RL de CV 12.625% 5/15/09	B2	12,800	10,816
Allegiance Telecom, Inc.:
0% 2/15/08 (d)	B3	16,681	11,343
12.875% 5/15/08	B3	17,580	17,580
Asia Global Crossing Ltd. 13.375% 10/15/10 (e)	B2	11,015	10,299
Call-Net Enterprises, Inc.:
0% 5/15/09 (d)	B2	2,990	718
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Call-Net Enterprises, Inc.: - continued
8% 8/15/08	B2	$ 4,615	$ 1,846
9.375% 5/15/09	B2	6,600	2,772
Esat Telecom Group PLC 0% 2/1/07 (d)	A2	7,530	7,266
Global Crossing Holdings Ltd. 9.5% 11/15/09	Ba2	1,190	1,139
Global TeleSystems, Inc. 9.875% 2/15/05	Caa1	5,165	1,601
Hermes Europe Railtel BV 11.5% 8/15/07	B3	20,320	10,160
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	1,690	930
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	2,000	1,890
0% 7/15/07 (d)	B2	16,875	13,922
0% 3/1/09 (d)	B3	19,000	11,970
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	26,410	3,697
13.5% 5/15/09	Caa2	9,140	2,833
Level 3 Communications, Inc.:
9.125% 5/1/08	B3	20,255	16,508
11% 3/15/08	B3	20,620	18,610
Metromedia Fiber Network, Inc.:
10% 11/15/08	B2	14,497	12,757
10% 12/15/09	B2	9,740	8,571
NEXTLINK Communications LLC 12.5% 4/15/06	B2	28,040	26,498
NEXTLINK Communications, Inc. 10.75% 6/1/09	B2	10,590	9,319
Ono Finance PLC 13% 5/1/09	Caa1	14,500	11,165
Primus Telecommunications Group, Inc. 12.75% 10/15/09	B3	5,000	2,500
Viatel, Inc.:
0% 4/15/08 (d)	B3	6,650	1,995
11.25% 4/15/08	B3	13,290	6,512
11.5% 3/15/09	B3	4,220	2,110
WinStar Communications, Inc.:
0% 4/15/10 (d)	B3	1,883	603
12.5% 4/15/08	B3	22,276	16,373
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
WinStar Communications, Inc.: - continued
12.75% 4/15/10	B3	$ 10,199	$ 7,343
Worldwide Fiber, Inc. 12% 8/1/09	B3	10,205	7,705
			259,351
TOTAL UTILITIES			626,829
TOTAL NONCONVERTIBLE BONDS			2,112,462
TOTAL CORPORATE BONDS (Cost $2,580,045)			2,183,082
Asset-Backed Securities - 0.4%

Airplanes pass through trust 10.875% 3/15/19 (Cost $19,147)	Ba2	18,188	13,459
Commercial Mortgage Securities - 0.7%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0835% 4/1/39 (f)	-	10,700	8,155
Structured Asset Securities Corp.:
Series 1995-C1:
Class E, 7.375% 9/25/24 (e)	BB	4,000	3,794
Class F, 7.375% 9/25/24 (e)	-	2,500	2,039
Series 1996-CFL Class G, 7.75% 2/25/28 (e)	BB	9,260	8,618
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,069)			22,606
Common Stocks - 9.8%
	Shares
BASIC INDUSTRIES - 0.1%
Chemicals & Plastics - 0.0%
Trivest 1992 Special Fund Ltd. (h)	3	181
Iron & Steel - 0.1%
AK Steel Holding Corp.	269,600	2,494
Common Stocks - continued
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - continued
Paper & Forest Products - 0.0%
SF Holdings Group, Inc. Class C (a)(e)	3,095	$ 0
TOTAL BASIC INDUSTRIES		2,675
CONSTRUCTION & REAL ESTATE - 0.0%
Construction - 0.0%
Capital Pacific Holdings, Inc. warrants 5/1/02 (a)(e)	24,095	6
DURABLES - 0.0%
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	42,253	1,056
ENERGY - 0.5%
Oil & Gas - 0.5%
Chesapeake Energy Corp. (a)	1,927,021	10,839
DevX Energy, Inc. (a)	500,000	3,500
		14,339
FINANCE - 0.0%
Securities Industry - 0.0%
ECM Corp. LP (a)(e)	900	76
HEALTH - 4.4%
Medical Facilities Management - 4.4%
Laboratory Corp. of America Holdings (a)	1,075,000	144,984
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Industrial Machinery & Equipment - 0.0%
Exide Corp. warrants 3/18/06 (a)	15,720	31
Pollution Control - 0.1%
Allied Waste Industries, Inc. (a)	327,000	3,025
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		3,056
MEDIA & LEISURE - 2.7%
Broadcasting - 2.6%
Citadel Communications Corp. (a)	300,200	3,640
CS Wireless Systems, Inc. (a)(e)	439	0
EchoStar Communications Corp. Class A (a)	1,664,996	75,341
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
NTL, Inc. (a)	1	$ 0
Pegasus Communications Corp. unit	6,509	6,802
		85,783
Entertainment - 0.0%
Livent, Inc. (a)	125,200	1
Lodging & Gaming - 0.1%
Prime Hospitality Corp. (a)	400,000	3,800
TOTAL MEDIA & LEISURE		89,584
RETAIL & WHOLESALE - 1.4%
Grocery Stores - 1.4%
Pathmark Stores, Inc. (a)	2,669,378	41,876
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	3,365
		45,241
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Concentric Network Corp. warrants 12/15/07 (a)(e)	8,680	4,132
DecisionOne Corp. (a)	63,872	1
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	36,096	0
Class B warrants 4/18/07 (a)	62,195	0
Class C warrants 4/18/07 (a)	36,890	0
		4,133
UTILITIES - 0.5%
Cellular - 0.2%
Leap Wireless International, Inc. warrants 4/15/10 (CV ratio 5.146) (a)(e)	12,825	128
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	44
warrants 1/15/07 (CV ratio .6) (a)	18,480	60
McCaw International Ltd. warrants 4/16/07 (a)(e)	66,290	994
Orbital Imaging Corp. warrants 3/1/05 (a)(e)	5,276	26
Powertel, Inc. warrants 2/1/06 (a)	85,408	4,270
		5,522
Telephone Services - 0.3%
AT&T Latin America Corp. (a)	1,283,200	9,143
FirstWorld Communications, Inc. warrants 4/15/08 (a)(e)	1,635	21
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(e)	37,830	$ 76
McLeodUSA, Inc. Class A (a)	1	0
Mpower Communications Corp. (e)	30,880	201
Ono Finance PLC rights 5/31/09 (a)(e)	850	6
RSL Communications Ltd./RSL Communications PLC warrants 11/15/06 (a)(e)	25,710	64
XO Communications, Inc. Class A (a)	1	0
		9,511
TOTAL UTILITIES		15,033
TOTAL COMMON STOCKS (Cost $254,002)		320,183
Preferred Stocks - 14.4%

Convertible Preferred Stocks - 0.6%
BASIC INDUSTRIES - 0.4%
Chemicals & Plastics - 0.4%
Sealed Air Corp. Series A, $2.00	300,000	14,138
ENERGY - 0.1%
Oil & Gas - 0.1%
Tesoro Petroleum Corp. $1.1552 PIES	163,400	1,757
UTILITIES - 0.1%
Telephone Services - 0.1%
BroadWing, Inc. $3.375	100,000	4,856
TOTAL CONVERTIBLE PREFERRED STOCKS		20,751
Nonconvertible Preferred Stocks - 13.8%
CONSTRUCTION & REAL ESTATE - 0.4%
Real Estate Investment Trusts - 0.4%
California Federal Preferred Capital Corp. $2.2812	533,897	11,879
FINANCE - 0.3%
Insurance - 0.3%
American Annuity Group Capital Trust II 8.875%	10,340	9,852
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
HEALTH - 0.3%
Medical Facilities Management - 0.3%
Fresenius Medical Care Capital Trust 9%	9,847	$ 9,805
MEDIA & LEISURE - 6.2%
Broadcasting - 5.2%
Adelphia Communications Corp. $13.00	200,386	18,035
Benedek Communications Corp. $11.50 pay-in-kind	11,347	5,674
Citadel Broadcasting Co. Series B, 13.25% pay-in-kind	77,536	7,443
CSC Holdings, Inc.:
Series H, 11.75% pay-in-kind	202,712	21,893
Series M, 11.125% pay-in-kind	596,624	63,242
Granite Broadcasting Corp. 12.75% pay-in-kind	29,789	15,490
NTL, Inc. 13% pay-in-kind	39,073	34,384
Pegasus Communications Corp. 12.75% pay-in-kind	2,915	3,046
		169,207
Publishing - 1.0%
PRIMEDIA, Inc.:
$9.20	76,000	6,232
8.625%	16,735	1,356
Series D, $10.00	309,863	26,958
		34,546
TOTAL MEDIA & LEISURE		203,753
TECHNOLOGY - 0.0%
Computers & Office Equipment - 0.0%
Ampex Corp. 8% non-cumulative	149	232
UTILITIES - 6.6%
Cellular - 3.6%
Dobson Communications Corp. 13 % pay-in-kind	2,273	2,057
Nextel Communications, Inc.:
11.125% pay-in-kind	15,571	14,403
Series D, 13% pay-in-kind	101,816	101,307
		117,767
Telephone Services - 3.0%
Broadwing Communications, Inc. Series B, $12.50 pay-in-kind	26,660	26,393
e.spire Communications, Inc. $127.50 pay-in-kind	28,372	4,256
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Telephone Services - continued
ICG Holdings, Inc. 14.25% pay-in-kind	6,883	$ 103
Intermedia Communications, Inc. 13.5% pay-in-kind	69,042	58,686
Source Media, Inc. 13.50% pay-in-kind	128,080	448
XO Communications, Inc.:
$7.00 pay-in-kind	57,629	2,305
13% pay-in-kind	9,831	7,078
		99,269
TOTAL UTILITIES		217,036
TOTAL NONCONVERTIBLE PREFERRED STOCKS		452,557
TOTAL PREFERRED STOCKS (Cost $567,683)		473,308
Floating Rate Loans - 0.8%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
DURABLES - 0.2%
Textiles & Apparel - 0.2%
Synthetic Industries, Inc. term loan 14.9% 12/13/00 (f)	-	$ 6,200	5,704
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Industrial Machinery & Equipment - 0.2%
Exide Corp. Tranche B term loan 11.2% 3/18/05 (f)	-	5,000	4,925
Pollution Control - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 9.4375% 7/21/06 (f)	Ba3	2,273	2,142
Tranche C term loan 9.7042% 7/21/07 (f)	Ba3	2,727	2,570
			4,712
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			9,637
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - 0.3%
Entertainment - 0.3%
Regal Cinemas, Inc.:
Tranche A term loan 8.93% 6/15/05 (f)	Caa1	$ 5,480	$ 3,836
Tranche B term loan 9.18% 6/15/06 (f)	Caa1	2,946	2,092
Tranche C term loan 9.43% 6/15/07 (f)	Caa1	7,973	5,661
			11,589
TOTAL FLOATING RATE LOANS (Cost $28,468)			26,930
Cash Equivalents - 4.0%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 10/31/00 due 11/1/00 (Cost $131,144)	$ 131,168	131,144
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $3,600,558)		3,170,712
NET OTHER ASSETS - 3.3%		107,232
NET ASSETS - 100%		$ 3,277,944
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $222,806,000 or 6.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/00	$ 13,506
(h) Share amount represents number of units held.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.2%	AAA, AA, A	0.0%
Baa	0.8%	BBB	1.6%
Ba	5.6%	BB	4.6%
B	49.5%	B	50.2%
Caa	10.3%	CCC	5.3%
Ca, C	0.1%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 2.7%. FMR has determined that unrated debt securities that are lower quality account for 2.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
United Kingdom	3.2%
Netherlands	2.8%
Canada	2.3%
Mexico	1.9%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,603,993,000. Net unrealized depreciation aggregated $433,281,000, of which $185,916,000 related to appreciated investment securities and $619,197,000 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $522,914,000 of which $34,735,000 and $488,179,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $131,144) (cost $3,600,558) - See accompanying schedule		$ 3,170,712
Receivable for investments sold		62,381
Receivable for fund shares sold		7,003
Dividends receivable		1,985
Interest receivable		61,204
Other receivables		42
Total assets		3,303,327
Liabilities
Payable for investments purchased	$ 5,410
Payable for fund shares redeemed	10,420
Distributions payable	6,077
Accrued management fee	1,618
Distribution fees payable	1,356
Other payables and accrued expenses	502
Total liabilities		25,383
Net Assets		$ 3,277,944
Net Assets consist of:
Paid in capital		$ 4,137,833
Undistributed net investment income		94,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(524,455)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(429,833)
Net Assets		$ 3,277,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($208,508 ÷ 21,636 shares)	$9.64
Maximum offering price per share (100/95.25 of $9.64)	$10.12
Class T: Net Asset Value and redemption price per share ($1,776,654 ÷ 184,009 shares)	$9.66
Maximum offering price per share (100/96.50 of $9.66)	$10.01
Class B: Net Asset Value and offering price per share ($956,431 ÷ 99,484 shares) A	$9.61
Class C: Net Asset Value and offering price per share ($247,039 ÷ 25,645 shares) A	$9.63
Institutional Class: Net Asset Value, offering price and redemption price per share ($89,312 ÷ 9,471 shares)	$9.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2000
Investment Income Dividends		$ 52,761
Interest		375,318
Total income		428,079
Expenses
Management fee	$ 22,838
Transfer agent fees	6,981
Distribution fees	18,855
Accounting fees and expenses	813
Non-interested trustees' compensation	17
Custodian fees and expenses	110
Registration fees	247
Audit	54
Legal	141
Miscellaneous	41
Total expenses before reductions	50,097
Expense reductions	(41)	50,056
Net investment income		378,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(503,656)
Foreign currency transactions	(4)	(503,660)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(83,305)
Assets and liabilities in foreign currencies	(26)	(83,331)
Net gain (loss)		(586,991)
Net increase (decrease) in net assets resulting from operations		$ (208,968)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 378,023	$ 358,470
Net realized gain (loss)	(503,660)	(56,481)
Change in net unrealized appreciation (depreciation)	(83,331)	120,312
Net increase (decrease) in net assets resulting from operations	(208,968)	422,301
Distributions to shareholders From net investment income	(320,749)	(352,867)
From net realized gain	-	(40,674)
In excess of net realized gain	-	(29,684)
Return of capital	-	(16,824)
Total distributions	(320,749)	(440,049)
Share transactions - net increase (decrease)	(348,559)	568,709
Total increase (decrease) in net assets	(878,276)	550,961
Net Assets
Beginning of period	4,156,220	3,605,259
End of period (including undistributed net investment income of $94,399 and $52,902, respectively)	$ 3,277,944	$ 4,156,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.120	$ 11.090	$ 12.930	$ 12.300	$ 12.010
Income from Investment Operations
Net investment income D	1.059	1.022	1.111	1.058	.163
Net realized and unrealized gain (loss)	(1.634)	.287	(1.603)	.710	.267
Total from investment operations	(.575)	1.309	(.492)	1.768	.430
Less Distributions
From net investment income	(.905)	(1.030)	(1.048)	(1.078)	(.140)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.049)	-	-	-
Total distributions	(.905)	(1.279)	(1.348)	(1.138)	(.140)
Net asset value, end of period	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.30
Total Return B, C	(5.66)%	11.98%	(4.55)%	15.18%	3.58%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 221	$ 117	$ 44	$ 4
Ratio of expenses to average net assets	.94%	.95%	1.01%	1.15%	1.25% A, F
Ratio of expenses to average net assets after expense reductions	.94%	.95%	1.00% G	1.14% G	1.25% A
Ratio of net investment income to average net assets	9.86%	8.89%	9.03%	8.58%	9.06% A
Portfolio turnover rate	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.140	$ 11.110	$ 12.940	$ 12.310	$ 11.910
Income from Investment Operations
Net investment income C	1.055	1.021	1.119	1.086	1.105
Net realized and unrealized gain (loss)	(1.640)	.274	(1.612)	.686	.364
Total from investment operations	(.585)	1.295	(.493)	1.772	1.469
Less Distributions
From net investment income	(.895)	(1.017)	(1.037)	(1.082)	(1.069)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.048)	-	-	-
Total distributions	(.895)	(1.265)	(1.337)	(1.142)	(1.069)
Net asset value, end of period	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Total Return A, B	(5.73)%	11.83%	(4.54)%	15.21%	12.92%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,777	$ 2,351	$ 2,322	$ 2,208	$ 1,709
Ratio of expenses to average net assets	1.03%	1.04%	1.07%	1.09%	1.12%
Ratio of expenses to average net assets after expense reductions	1.03%	1.04%	1.07%	1.08% D	1.11% D
Ratio of net investment income to average net assets	9.76%	8.80%	8.91%	8.72%	9.20%
Portfolio turnover rate	63%	61%	75%	105%	121%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.090	$ 11.070	$ 12.890	$ 12.280	$ 11.890
Income from Investment Operations
Net investment income C	.978	.938	1.024	.998	1.017
Net realized and unrealized gain (loss)	(1.634)	.276	(1.588)	.674	.361
Total from investment operations	(.656)	1.214	(.564)	1.672	1.378
Less Distributions
From net investment income	(.824)	(.949)	(.956)	(1.002)	(.988)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.045)	-	-	-
Total distributions	(.824)	(1.194)	(1.256)	(1.062)	(.988)
Net asset value, end of period	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Total Return A, B	(6.39)%	11.10%	(5.10)%	14.34%	12.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 956	$ 1,192	$ 923	$ 593	$ 344
Ratio of expenses to average net assets	1.70%	1.70%	1.74%	1.74%	1.79%
Ratio of expenses to average net assets after expense reductions	1.70%	1.69% D	1.74%	1.74%	1.79%
Ratio of net investment income to average net assets	9.10%	8.15%	8.25%	8.04%	8.52%
Portfolio turnover rate	63%	61%	75%	105%	121%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income D	.969	.926	.988
Net realized and unrealized gain (loss)	(1.634)	.280	(1.639)
Total from investment operations	(.665)	1.206	(.651)
Less Distributions
From net investment income	(.815)	(.941)	(.929)
From net realized gain	-	(.120)	(.300)
In excess of net realized gain	-	(.080)	-
Return of capital	-	(.045)	-
Total distributions	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 9.630	$ 11.110	$ 11.090
Total Return B, C	(6.45)%	11.00%	(5.73)%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 247	$ 269	$ 130
Ratio of expenses to average net assets	1.78%	1.78%	1.86% A
Ratio of expenses to average net assets after expense reductions	1.78%	1.78%	1.86% A
Ratio of net investment income to average net assets	9.02%	8.06%	8.21% A
Portfolio turnover rate	63%	61%	75%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.900	$ 10.900	$ 12.710	$ 12.120	$ 11.760
Income from Investment Operations
Net investment income B	1.055	1.024	1.123	1.094	1.070
Net realized and unrealized gain (loss)	(1.606)	.269	(1.562)	.671	.368
Total from investment operations	(.551)	1.293	(.439)	1.765	1.438
Less Distributions
From net investment income	(.919)	(1.044)	(1.071)	(1.115)	(1.078)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.049)	-	-	-
Total distributions	(.919)	(1.293)	(1.371)	(1.175)	(1.078)
Net asset value, end of period	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Total Return A	(5.56)%	12.05%	(4.21)%	15.42%	12.81%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 123	$ 113	$ 76	$ 38
Ratio of expenses to average net assets	.82%	.82%	.83%	.85%	1.10%
Ratio of expenses to average net assets after expense reductions	.82%	.81% C	.83%	.85%	1.05% C
Ratio of net investment income to average net assets	9.98%	9.03%	9.12%	8.96%	9.26%
Portfolio turnover rate	63%	61%	75%	105%	121%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,880,000 or 0.3% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $26,930,000 or 0.8% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,335,081,000 and $2,751,035,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 351,000	$ 1,000
Class T	5,500,000	84,000
Class B	10,182,000	7,360,000
Class C	2,822,000	1,334,000
	$ 18,855,000	$ 8,779,000

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 422,000	$ 167,000
Class T	898,000	358,000
Class B	4,065,000	4,065,000*
Class C	157,000	157,000*
Total	$ 5,542,000	$ 4,747,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 419,000.18
Class T	3,763,000.17
Class B	2,091,000.18
Class C	464,000.16
Institutional Class	244,000.21
	$ 6,981,000

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $23,520,000. The weighted average interest rate was 6.16%. Interest earned from the interfund lending program amounted to $28,000 and is included in interest income on the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $17,000 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $24,000 under the custodian arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 19,732	$ 14,241
Class T	182,570	218,969
Class B	86,748	91,163
Class C	21,383	16,708
Institutional Class	10,316	11,786
Total	$ 320,749	$ 352,867
Return of Capital
Class A	$ -	$ 679
Class T	-	10,440
Class B	-	4,346
Class C	-	797
Institutional Class	-	562
Total	$ -	$ 16,824
From net realized gain
Class A	$ -	$ 1,446
Class T	-	25,543
Class B	-	10,501
Class C	-	1,751
Institutional Class	-	1,433
Total	$ -	$ 40,674
In excess of net realized gain
Class A	$ -	$ 1,056
Class T	-	18,641
Class B	-	7,663
Class C	-	1,278
Institutional Class	-	1,046
Total	$ -	$ 29,684
	$ 320,749	$ 440,049

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999

Class A Shares sold	10,756	13,700	$ 117,740	$ 158,674
Reinvestment of distributions	1,144	1,173	12,198	13,495
Shares redeemed	(10,139)	(5,559)	(109,658)	(64,643)
Net increase (decrease)	1,761	9,314	$ 20,280	$ 107,526
Class T Shares sold	80,648	101,408	$ 877,876	$ 1,178,382
Reinvestment of distributions	13,081	18,746	139,965	216,117
Shares redeemed	(120,833)	(118,096)	(1,303,448)	(1,367,579)
Net increase (decrease)	(27,104)	2,058	$ (285,607)	$ 26,920
Class B Shares sold	22,283	43,832	$ 242,700	$ 507,464
Reinvestment of distributions	5,027	6,459	53,537	74,128
Shares redeemed	(35,314)	(26,213)	(379,926)	(302,213)
Net increase (decrease)	(8,004)	24,078	$ (83,689)	$ 279,379
Class C Shares sold	13,456	20,267	$ 146,823	$ 234,940
Reinvestment of distributions	1,115	1,004	11,868	11,541
Shares redeemed	(13,098)	(8,802)	(141,107)	(101,978)
Net increase (decrease)	1,473	12,469	$ 17,584	$ 144,503
Institutional Class Shares sold	5,154	11,210	$ 55,289	$ 127,339
Reinvestment of distributions	709	981	7,434	11,076
Shares redeemed	(7,642)	(11,277)	(79,850)	(128,034)
Net increase (decrease)	(1,779)	914	$ (17,127)	$ 10,381

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Yield Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Yield Fund (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Distributions

A total of 3% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Thomas T. Soviero, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

HY-ANN-1200	118948
1.538463.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Yield

Fund - Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	9	The manager's review of fund performance, strategy and outlook.
Investment Changes	12	A summary of major shifts in the fund's investments over the past six months.
Investments	13	A complete list of the fund's investments with their market values.
Financial Statements	31	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	40	Notes to the financial statements.
Report of Independent Accountants	48	The auditors' opinion.
Distributions	49

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - Inst CL	-5.56%	31.99%	218.33%
ML High Yield Master II	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-2.77%	25.45%	173.70%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - Inst CL	-5.56%	5.71%	12.28%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $31,833 - a 218.33% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

Total Return Components

Years ended	Years ended October 31,
2000	1999	1998	1997	1996
Dividend returns	7.93%	10.90%	7.97%	10.03%	9.75%
Capital returns	-13.49%	1.15%	-12.18%	5.39%	3.06%
Total returns	-5.56%	12.05%	-4.21%	15.42%	12.81%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.08¢	44.72¢	91.86¢
Annualized dividend rate	8.69%	8.79%	8.72%
30-day annualized yield	11.88%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.59 over the past one month, $10.09 over the past six months, and $10.53 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

With a negative return for the 12-month period ending October 31, 2000, the high-yield market can be viewed in one of two ways: as a distressed market that perhaps has not reached its bottom, or as an opportunity for investors to take advantage of attractively low prices. Early in the period, high-yield securities suffered in comparison to the high-flying NASDAQ market. High-yield debt suffered again when the NASDAQ tumbled and an economic slowdown loomed, resulting in a series of corporate earnings disappointments. Technical factors - abundant supply in the face of weak demand - further hampered performance. As the high-yield default rate crept higher, investors turned to the relative safety of investment-grade bonds. For the one-year period ending October 31, 2000, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - fell 1.68%. This return lagged the overall U.S. taxable bond market as measured by the Lehman Brothers Aggregate Bond Index, which gained 7.30% during the past 12 months. A potential catalyst for improved performance could be a continued increase in merger and acquisition activity. From July to August, $90 billion in M&A activity took place where the target company was in the high-yield universe. Not only do these deals reduce the supply of high-yield credits, they also establish benchmark valuations for some sectors of the market.

(Portfolio Manager photograph)
Note to shareholders: Tom Soviero became Portfolio Manager of Fidelity Advisor High Yield Fund on June 1, 2000.

Q. How did the fund perform, Tom?

A. For the 12 months that ended October 31, 2000, the fund's Institutional Class shares returned -5.56%. In comparison, the high current yield funds average tracked by Lipper Inc. fell 2.77%, while the overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, dropped 1.68% for the same 12-month period.

Q. How would you characterize the investment environment for high-yield bonds?

A. In a word, challenging. Weak market conditions were specific to the high-yield asset class, rather than in response to external shocks, such as the Asian currency crisis in 1998. A good proxy for the high-yield market's malaise is the distressed ratio, the proportion of securities yielding at least 10 percentage points more than Treasuries, which had a yield of approximately 6% at the end of the period. Nearly 25% of securities in the high-yield market were yielding at least 16%, suggesting that one out of every four high-yield bonds was experiencing significant fundamental problems. This environment led investors to seek higher-quality investment alternatives by moving up the credit spectrum within the high-yield sector, or moving out of high-yield bonds altogether.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. As the fund's new manager, what investment strategies did you implement?

A. First, I think it's important to understand my investment philosophy, which emphasizes sector and security selection based on fundamental credit research. This philosophy drove my core strategy during the past months. Despite a rocky transition environment, I was able to reduce the portfolio's exposure to weaker players within certain sectors, such as telecommunications, at relatively attractive prices. Structurally, I maintained an average credit quality of "B," although I did invest along the entire quality spectrum. I also invested in all levels of the capital structure, including opportunistic investments in common stocks, almost always of high-yield issuers. I am a firm believer that volatility creates opportunity, particularly when bond prices fall below their fundamental values.

Q. What drove the fund's underperformance during the past year?

A. Credit problems were the biggest factor, including the portfolio's overweighting in the telecommunications sector, where several lower-tier companies performed poorly. For example, ICG Communications, an Internet access provider, had problems servicing key customers and serious management turmoil that led to declining financial health. GST Telecommunications, a competitive local exchange carrier, also suffered from internal conflict and management changes. Several retail chains fared badly, including Pathmark Stores and Rite Aid. Pathmark deteriorated in response to a failed merger, which led to liquidity problems and a debt-restructuring program. Rite Aid, a turnaround play, hasn't yet met my expectations. Despite an improving balance sheet, Rite Aid's profitability remained weak, a concern in light of its substantial debt load. Another disappointment was Gaylord Container, which issued a poor September quarterly earnings report as a result of increased raw material prices. The market overreacted, and the bonds fell substantially. However, Gaylord's fundamental prospects remained strong and I purchased more at attractive prices shortly thereafter.

Q. What holdings helped the fund's return?

A. Selling lower-tier telecom bonds and replacing them in part with top-tier issuers, such as Nextel, helped returns. Nextel, the portfolio's largest holding at the end of the period, held up extremely well based on strong subscriber growth at above-average revenue and low disconnect rates. A common stock investment in Laboratory Corp. of America - also a high-yield issuer - benefited from a successful turnaround strategy and favorable macro trends that drove a strong health care diagnostics sector move. Increasing merger and acquisition activity in the high-yield arena benefited several holdings that were acquired by investment-grade entities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook for the months ahead?

A. The past months have been disappointing. However, from a valuation perspective, credit spreads are at their widest - with a lower default rate - since 1991 when we began to emerge from the recession. At that time, we saw non-traditional sources of capital enter the high-yield market, including hedge funds and equity players. If recent merger and acquisition activity is any indication, we may be approaching a point where such non-traditional players may re-enter the high-yield market in order to capture potential gains from fundamentally sound companies selling at prices below their intrinsic value.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of October 31, 2000, more than $3.2 billion

Manager: Tom Soviero, since June 2000; joined Fidelity in 1989

3

Tom Soviero on the role of mergers and acquisitions:

"Merger and acquisition (M&A) activity in the high-yield bond market can play a significant role for investors seeking to capture the intrinsic value of a company and its business prospects. At no time is this more important than during weak investment environments. As credit spreads widen and market sentiment deteriorates, a high-yield company's access to capital may become constrained or simply too expensive. Without access to adequate, affordable financing, companies may find that they can no longer support the growth necessary to become - or remain - competitive.

"Recently, M&A activity has been on the rise as a number of well-established global companies have taken advantage of attractive prices for high-yield companies. Several of the fund's holdings have been acquired, or have acquisitions pending, by investment-grade entities including R&B Falcon, Repap, VoiceStream and Intermedia. These examples are diversified across sectors and may signal a use of M&A as a quasi-financing tool to achieve the size and balance sheet strength necessary to compete and survive over a longer term. These examples also illustrate the broad-based upside potential in the high-yield market - as transactions multiply, demand and prices for high-yield bonds may improve to reflect companies' current value and future prospects."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	4.7	1.9
Laboratory Corp. of America Holdings	4.4	0.0
Intermedia Communications, Inc.	2.7	2.5
CSC Holdings, Inc.	2.6	2.1
United Pan-Europe Communications NV	2.5	2.5
	16.9	9.0
Top Five Market Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	28.3	29.6
Utilities	26.3	28.9
Health	9.3	3.2
Basic Industries	7.6	8.3
Energy	3.4	4.2
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.2	0.5
Baa	0.8	0.5
Ba	6.0	5.1
B	50.4	55.2
Caa, Ca, C	10.7	13.5
D	0.0	0.2
Not Rated	2.7	5.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 and April 30, 2000 account for 2.7% and 5.6%, respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Nonconvertible Bonds 64.4%		Nonconvertible Bonds 77.4%
	Convertible Bonds, Preferred Stocks 16.6%		Convertible Bonds, Preferred Stocks 11.2%
	Common Stocks 9.8%		Common Stocks 4.7%
	Other Investments 1.9%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 7.3%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	11.9%	** Foreign investments	12.6%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 66.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 2.2%
CONSTRUCTION & REAL ESTATE - 0.4%
Building Materials - 0.1%
Hexcel Corp. 7% 8/1/03	B3	$ 2,220	$ 2,020
Real Estate Investment Trusts - 0.3%
Rockefeller Center Properties, Inc. 0% 12/31/00	-	12,700	10,795
TOTAL CONSTRUCTION & REAL ESTATE			12,815
FINANCE - 0.3%
Securities Industry - 0.3%
Ameritrade Holding Corp. 5.75% 8/1/04	CCC+	14,820	10,004
HEALTH - 1.5%
Medical Facilities Management - 1.5%
HEALTHSOUTH Corp. 3.25% 4/1/03	Ba3	13,240	11,304
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	25,300	18,722
7% 5/15/09 (e)	B3	24,020	17,775
			47,801
TOTAL CONVERTIBLE BONDS			70,620
Nonconvertible Bonds - 64.4%
BASIC INDUSTRIES - 7.1%
Chemicals & Plastics - 3.9%
Avecia Group PLC 11% 7/1/09	B2	26,890	25,546
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	745	596
Huntsman Corp.:
9.5% 7/1/07 (e)	B2	16,270	9,762
9.5% 7/1/07 (e)	B2	23,525	14,115
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	23,790	22,482
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	7,905	7,707
9.875% 5/1/07	Ba3	12,710	12,392
10.875% 5/1/09	B2	32,730	31,421
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	3,000	2,865
			126,886
Metals & Mining - 0.1%
Metallurg, Inc. 11% 12/1/07	B3	4,735	3,693
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - 1.4%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	$ 17,510	$ 11,382
9.75% 6/15/07	Caa1	16,030	10,740
9.875% 2/15/08	Caa3	63,880	19,164
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa1	2,525	2,273
U.S. Can Corp. 12.375% 10/1/10 (e)	B3	3,280	3,214
			46,773
Paper & Forest Products - 1.7%
Abitibi-Consolidated, Inc. 7.4% 4/1/18	Baa3	16,780	14,614
Container Corp. of America gtd.:
9.75% 4/1/03	B2	3,490	3,490
11.25% 5/1/04	B2	4,550	4,561
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,001
SF Holdings Group, Inc. 0% 3/15/08 (d)	Caa2	17,151	8,919
Stone Container Corp. 12.58% 8/1/16 (f)	B2	18,740	18,740
			54,325
TOTAL BASIC INDUSTRIES			231,677
CONSTRUCTION & REAL ESTATE - 1.2%
Building Materials - 0.6%
Flowserve Corp. 12.25% 8/15/10 (e)	B3	13,440	13,440
Numatics, Inc. 9.625% 4/1/08	B3	10,385	7,996
			21,436
Construction - 0.1%
Blount, Inc. 13% 8/1/09	B3	3,790	3,184
Real Estate - 0.1%
Stewart Enterprises, Inc. 6.4% 5/5/13	Ba3	2,970	1,901
Real Estate Investment Trusts - 0.4%
Ocwen Asset Investment Corp. 11.5% 7/1/05	-	15,000	11,700
TOTAL CONSTRUCTION & REAL ESTATE			38,221
DURABLES - 1.2%
Home Furnishings - 0.7%
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (g)	-	14,222	10,880
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
DURABLES - continued
Home Furnishings - continued
Sealy Mattress Co.:
0% 12/15/07 (d)	B3	$ 6,930	$ 5,163
9.875% 12/15/07	B3	6,190	5,881
			21,924
Textiles & Apparel - 0.5%
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	11,665	9,565
7% 11/1/06	Ba3	9,895	7,322
Pillowtex Corp.:
9% 12/15/07	Ca	5,340	641
10% 11/15/06	Ca	4,370	524
			18,052
TOTAL DURABLES			39,976
ENERGY - 2.8%
Coal - 0.5%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	15,310	14,966
Energy Services - 1.5%
R&B Falcon Corp.:
6.5% 4/15/03	Ba3	4,345	4,128
6.75% 4/15/05	Ba3	2,160	2,009
6.95% 4/15/08	Ba3	320	291
9.5% 12/15/08	Ba3	20,820	21,861
12.25% 3/15/06	Ba3	6,570	7,687
RBF Finance Co. 11.375% 3/15/09	Ba3	10,650	12,168
			48,144
Oil & Gas - 0.8%
Lomak Petroleum, Inc. 8.75% 1/15/07	B3	8,777	8,294
Swift Energy Co. 10.25% 8/1/09	B2	4,000	4,060
Tesoro Petroleum Corp. 9% 7/1/08	B1	16,330	15,718
			28,072
TOTAL ENERGY			91,182
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - 2.1%
Credit & Other Finance - 2.1%
Arch Escrow Corp. 13.75% 4/15/08	B3	$ 26,120	$ 13,321
Denbury Management, Inc. 9% 3/1/08	B3	16,470	14,494
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	8,070	7,989
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	8,899
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	Ca	6,670	800
7.6% 8/1/07 (c)	Ca	6,970	836
Stone Container Finance Co. 11.5% 8/15/06 (e)	B2	8,330	8,497
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	15,770	16,007
			70,843
HEALTH - 3.1%
Medical Equipment & Supplies - 0.3%
PharMerica, Inc. 8.375% 4/1/08	B3	12,205	9,154
Medical Facilities Management - 2.8%
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3	3,740	3,516
HEALTHSOUTH Corp. 7% 6/15/08	Ba1	20,375	17,140
Iasis Healthcare Corp. 13% 10/15/09	B3	14,690	13,441
Manor Care, Inc. 7.5% 6/15/06	Ba1	3,700	3,219
Oxford Health Plans, Inc. 11% 5/15/05	B2	29,600	32,264
Unilab Corp. 12.75% 10/1/09	B3	20,624	22,068
			91,648
TOTAL HEALTH			100,802
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
Electrical Equipment - 0.3%
L-3 Communications Corp. 8% 8/1/08	B2	10,600	9,593
Industrial Machinery & Equipment - 0.1%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	1,460	1,453
International Knife & Saw, Inc. 11.375% 11/15/06	Caa1	2,155	1,013
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	945	548
			3,014
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - 1.9%
Allied Waste North America, Inc. 10% 8/1/09	B2	$ 73,385	$ 62,194
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			74,801
MEDIA & LEISURE - 19.1%
Broadcasting - 16.4%
360networks, Inc. 13% 5/1/08	B3	34,070	27,086
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	12,887
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	11,280	9,306
Callahan Nordrhein Westfalen 14% 7/15/10 (e)	B3	10,230	9,821
Comcast UK Cable Partners Ltd. 0% 11/15/07 (d)	B2	5,370	4,833
Diamond Cable Communications PLC yankee 0% 12/15/05 (d)	B2	34,145	30,816
EchoStar DBS Corp. 9.375% 2/1/09	B1	56,555	55,424
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	10,210	7,300
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	6,100	5,078
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (d)	Caa1	14,478	12,053
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	24,025	16,337
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	30,195	21,740
International Cabletel, Inc. 0% 2/1/06 (d)	B2	51,577	45,388
Knology Holding, Inc. 0% 10/15/07 (d)	-	9,035	2,801
LIN Holdings Corp. 0% 3/1/08 (d)	B3	6,905	4,868
NTL Communications Corp.:
0% 10/1/08 (d)	B3	30,780	17,622
11.5% 10/1/08	B3	35,980	32,202
11.875% 10/1/10 (e)	B2	3,280	3,034
NTL, Inc. 10% 2/15/07	B2	20,160	17,539
Pegasus Communications Corp.:
9.625% 10/15/05	B3	2,770	2,701
9.75% 12/1/06	B3	7,495	7,308
12.5% 8/1/17	B3	12,450	12,948
Satelites Mexicanos SA de CV:
10.125% 11/1/04	B3	34,360	21,647
11.28% 6/30/04 (e)(f)	B1	13,115	11,476
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	$ 11,320	$ 7,924
Telewest Communications PLC 11.25% 11/1/08	B1	5,360	4,824
Telewest PLC:
yankee 9.625% 10/1/06	B1	9,260	7,593
11% 10/1/07	B1	31,970	28,773
United International Holdings, Inc. 0% 2/15/08 (d)	B3	25,735	14,926
United Pan-Europe Communications NV:
0% 8/1/09 (d)	B2	2,860	1,115
0% 11/1/09 (d)	B2	52,150	19,556
10.875% 8/1/09	B2	23,150	16,784
11.25% 11/1/09	B2	31,010	23,413
11.25% 2/1/10	B2	12,775	9,581
11.5% 2/1/10	B2	17,030	12,943
			539,647
Entertainment - 1.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	25,820	12,394
9.5% 2/1/11	Caa3	25,010	11,755
Cinemark USA, Inc. 8.5% 8/1/08	B2	4,985	2,044
Livent, Inc. 9.375% 10/15/04 (c)	-	11,100	2,220
Waterford Gaming LLC/Waterford Gaming Finance Corp. 9.5% 3/15/10 (e)	B1	10,545	10,281
			38,694
Lodging & Gaming - 1.5%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	4,675
Horseshoe Gaming LLC 8.625% 5/15/09	B2	37,840	36,894
ITT Corp. 6.75% 11/15/05	Ba1	4,465	4,119
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	3,630	3,548
			49,236
TOTAL MEDIA & LEISURE			627,577
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
NONDURABLES - 0.6%
Foods - 0.4%
Del Monte Corp. 12.25% 4/15/07	B3	$ 6,355	$ 6,514
Del Monte Foods Co. 0% 12/15/07 (d)	Caa1	7,584	5,631
			12,145
Household Products - 0.2%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	17,930	6,724
TOTAL NONDURABLES			18,869
RETAIL & WHOLESALE - 1.1%
Drug Stores - 0.4%
Rite Aid Corp.:
6.125% 12/15/08 (e)	Caa1	3,705	889
6.5% 12/15/05 (e)	Caa1	13,360	3,340
7.125% 1/15/07	Caa1	22,370	5,593
10.5% 9/15/02 (e)	-	5,515	3,419
			13,241
Grocery Stores - 0.7%
Disco SA 9.875% 5/15/08	B1	15,000	12,000
Fleming Companies, Inc.:
Series B, 10.625% 7/31/07	B3	6,020	4,515
10.5% 12/1/04	B3	9,950	8,458
			24,973
TOTAL RETAIL & WHOLESALE			38,214
SERVICES - 1.1%
Printing - 0.8%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	14,572
World Color Press, Inc. 8.375% 11/15/08	Baa3	11,330	10,565
			25,137
Services - 0.3%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	6,710
SITEL Corp. 9.25% 3/15/06	B3	4,150	3,185
			9,895
TOTAL SERVICES			35,032
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - 3.1%
Computer Services & Software - 2.2%
Colo.com 13.875% 3/15/10 unit (e)	-	$ 20,750	$ 15,563
Concentric Network Corp. 12.75% 12/15/07	B	27,280	27,144
Covad Communications Group, Inc.:
0% 3/15/08 (d)	B3	27,070	7,309
12% 2/15/10	B3	8,245	3,834
12.5% 2/15/09	B3	22,410	10,981
Exodus Communications, Inc. 10.75% 12/15/09	B3	9,725	8,947
			73,778
Electronic Instruments - 0.4%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	14,655	13,043
Electronics - 0.4%
Details, Inc. 10% 11/15/05	B3	3,555	3,448
Intersil Corp. 13.25% 8/15/09	B1	6,445	7,412
Viasystems, Inc. 9.75% 6/1/07	B3	1,290	1,155
			12,015
Photographic Equipment - 0.1%
IMAX Corp. 7.875% 12/1/05	Ba2	5,120	2,918
TOTAL TECHNOLOGY			101,754
TRANSPORTATION - 0.5%
Railroads - 0.5%
TFM SA de CV 0% 6/15/09 (d)	B2	22,700	16,685
UTILITIES - 19.1%
Cellular - 11.2%
Arch Communications Group 12.75% 7/1/07	B3	3,825	1,913
Crown Castle International Corp. 10.75% 8/1/11	B3	10,650	10,863
CTI Holdings SA 0% 4/15/08 (d)	B1	25,000	12,750
Echostar Broadband Corp. 10.375% 10/1/07 (e)	B3	29,640	29,640
ICO Global Communications Holdings Ltd. 15% 8/1/05 unit (c)	-	14,125	8,616
Intercel, Inc. 0% 2/1/06 (d)	B2	5,190	5,086
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	12,825	8,465
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	50,600	35,420
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Metrocall, Inc.:
9.75% 11/1/07	B3	$ 4,180	$ 1,672
10.375% 10/1/07	B3	12,175	4,870
11% 9/15/08	B3	16,685	6,674
Millicom International Cellular SA 0% 6/1/06 (d)	Caa1	34,725	27,780
Nextel Communications, Inc.:
0% 9/15/07 (d)	B1	21,280	17,237
12% 11/1/08	B1	22,320	23,659
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	8,345	5,007
12.75% 8/1/10 (e)	Caa1	41,370	38,060
Orbital Imaging Corp. 11.625% 3/1/05	CCC	8,016	1,523
Paging Network, Inc.:
8.875% 2/1/06 (c)	Caa3	1,695	356
10% 10/15/08 (c)	Caa3	17,995	3,779
10.125% 8/1/07 (c)	Caa3	21,510	4,517
ProNet, Inc. 11.875% 6/15/05	B3	5,825	2,330
Rogers Cantel, Inc. 8.8% 10/1/07	Ba2	10,630	10,311
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	B3	51,970	33,391
10.625% 7/15/10	B3	6,580	6,531
Tritel PCS, Inc. 0% 5/15/09 (d)	B3	50,540	32,598
USA Mobile Communication, Inc. II 9.5% 2/1/04	B3	13,915	8,071
VoiceStream Wireless Corp.:
10.375% 11/15/09	B2	18,358	19,643
11.5% 9/15/09	B2	6,050	6,716
			367,478
Telephone Services - 7.9%
Alestra SA de RL de CV 12.625% 5/15/09	B2	12,800	10,816
Allegiance Telecom, Inc.:
0% 2/15/08 (d)	B3	16,681	11,343
12.875% 5/15/08	B3	17,580	17,580
Asia Global Crossing Ltd. 13.375% 10/15/10 (e)	B2	11,015	10,299
Call-Net Enterprises, Inc.:
0% 5/15/09 (d)	B2	2,990	718
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Call-Net Enterprises, Inc.: - continued
8% 8/15/08	B2	$ 4,615	$ 1,846
9.375% 5/15/09	B2	6,600	2,772
Esat Telecom Group PLC 0% 2/1/07 (d)	A2	7,530	7,266
Global Crossing Holdings Ltd. 9.5% 11/15/09	Ba2	1,190	1,139
Global TeleSystems, Inc. 9.875% 2/15/05	Caa1	5,165	1,601
Hermes Europe Railtel BV 11.5% 8/15/07	B3	20,320	10,160
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	1,690	930
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	2,000	1,890
0% 7/15/07 (d)	B2	16,875	13,922
0% 3/1/09 (d)	B3	19,000	11,970
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	26,410	3,697
13.5% 5/15/09	Caa2	9,140	2,833
Level 3 Communications, Inc.:
9.125% 5/1/08	B3	20,255	16,508
11% 3/15/08	B3	20,620	18,610
Metromedia Fiber Network, Inc.:
10% 11/15/08	B2	14,497	12,757
10% 12/15/09	B2	9,740	8,571
NEXTLINK Communications LLC 12.5% 4/15/06	B2	28,040	26,498
NEXTLINK Communications, Inc. 10.75% 6/1/09	B2	10,590	9,319
Ono Finance PLC 13% 5/1/09	Caa1	14,500	11,165
Primus Telecommunications Group, Inc. 12.75% 10/15/09	B3	5,000	2,500
Viatel, Inc.:
0% 4/15/08 (d)	B3	6,650	1,995
11.25% 4/15/08	B3	13,290	6,512
11.5% 3/15/09	B3	4,220	2,110
WinStar Communications, Inc.:
0% 4/15/10 (d)	B3	1,883	603
12.5% 4/15/08	B3	22,276	16,373
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
WinStar Communications, Inc.: - continued
12.75% 4/15/10	B3	$ 10,199	$ 7,343
Worldwide Fiber, Inc. 12% 8/1/09	B3	10,205	7,705
			259,351
TOTAL UTILITIES			626,829
TOTAL NONCONVERTIBLE BONDS			2,112,462
TOTAL CORPORATE BONDS (Cost $2,580,045)			2,183,082
Asset-Backed Securities - 0.4%

Airplanes pass through trust 10.875% 3/15/19 (Cost $19,147)	Ba2	18,188	13,459
Commercial Mortgage Securities - 0.7%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0835% 4/1/39 (f)	-	10,700	8,155
Structured Asset Securities Corp.:
Series 1995-C1:
Class E, 7.375% 9/25/24 (e)	BB	4,000	3,794
Class F, 7.375% 9/25/24 (e)	-	2,500	2,039
Series 1996-CFL Class G, 7.75% 2/25/28 (e)	BB	9,260	8,618
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,069)			22,606
Common Stocks - 9.8%
	Shares
BASIC INDUSTRIES - 0.1%
Chemicals & Plastics - 0.0%
Trivest 1992 Special Fund Ltd. (h)	3	181
Iron & Steel - 0.1%
AK Steel Holding Corp.	269,600	2,494
Common Stocks - continued
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - continued
Paper & Forest Products - 0.0%
SF Holdings Group, Inc. Class C (a)(e)	3,095	$ 0
TOTAL BASIC INDUSTRIES		2,675
CONSTRUCTION & REAL ESTATE - 0.0%
Construction - 0.0%
Capital Pacific Holdings, Inc. warrants 5/1/02 (a)(e)	24,095	6
DURABLES - 0.0%
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	42,253	1,056
ENERGY - 0.5%
Oil & Gas - 0.5%
Chesapeake Energy Corp. (a)	1,927,021	10,839
DevX Energy, Inc. (a)	500,000	3,500
		14,339
FINANCE - 0.0%
Securities Industry - 0.0%
ECM Corp. LP (a)(e)	900	76
HEALTH - 4.4%
Medical Facilities Management - 4.4%
Laboratory Corp. of America Holdings (a)	1,075,000	144,984
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Industrial Machinery & Equipment - 0.0%
Exide Corp. warrants 3/18/06 (a)	15,720	31
Pollution Control - 0.1%
Allied Waste Industries, Inc. (a)	327,000	3,025
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		3,056
MEDIA & LEISURE - 2.7%
Broadcasting - 2.6%
Citadel Communications Corp. (a)	300,200	3,640
CS Wireless Systems, Inc. (a)(e)	439	0
EchoStar Communications Corp. Class A (a)	1,664,996	75,341
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
NTL, Inc. (a)	1	$ 0
Pegasus Communications Corp. unit	6,509	6,802
		85,783
Entertainment - 0.0%
Livent, Inc. (a)	125,200	1
Lodging & Gaming - 0.1%
Prime Hospitality Corp. (a)	400,000	3,800
TOTAL MEDIA & LEISURE		89,584
RETAIL & WHOLESALE - 1.4%
Grocery Stores - 1.4%
Pathmark Stores, Inc. (a)	2,669,378	41,876
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	3,365
		45,241
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Concentric Network Corp. warrants 12/15/07 (a)(e)	8,680	4,132
DecisionOne Corp. (a)	63,872	1
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	36,096	0
Class B warrants 4/18/07 (a)	62,195	0
Class C warrants 4/18/07 (a)	36,890	0
		4,133
UTILITIES - 0.5%
Cellular - 0.2%
Leap Wireless International, Inc. warrants 4/15/10 (CV ratio 5.146) (a)(e)	12,825	128
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	44
warrants 1/15/07 (CV ratio .6) (a)	18,480	60
McCaw International Ltd. warrants 4/16/07 (a)(e)	66,290	994
Orbital Imaging Corp. warrants 3/1/05 (a)(e)	5,276	26
Powertel, Inc. warrants 2/1/06 (a)	85,408	4,270
		5,522
Telephone Services - 0.3%
AT&T Latin America Corp. (a)	1,283,200	9,143
FirstWorld Communications, Inc. warrants 4/15/08 (a)(e)	1,635	21
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(e)	37,830	$ 76
McLeodUSA, Inc. Class A (a)	1	0
Mpower Communications Corp. (e)	30,880	201
Ono Finance PLC rights 5/31/09 (a)(e)	850	6
RSL Communications Ltd./RSL Communications PLC warrants 11/15/06 (a)(e)	25,710	64
XO Communications, Inc. Class A (a)	1	0
		9,511
TOTAL UTILITIES		15,033
TOTAL COMMON STOCKS (Cost $254,002)		320,183
Preferred Stocks - 14.4%

Convertible Preferred Stocks - 0.6%
BASIC INDUSTRIES - 0.4%
Chemicals & Plastics - 0.4%
Sealed Air Corp. Series A, $2.00	300,000	14,138
ENERGY - 0.1%
Oil & Gas - 0.1%
Tesoro Petroleum Corp. $1.1552 PIES	163,400	1,757
UTILITIES - 0.1%
Telephone Services - 0.1%
BroadWing, Inc. $3.375	100,000	4,856
TOTAL CONVERTIBLE PREFERRED STOCKS		20,751
Nonconvertible Preferred Stocks - 13.8%
CONSTRUCTION & REAL ESTATE - 0.4%
Real Estate Investment Trusts - 0.4%
California Federal Preferred Capital Corp. $2.2812	533,897	11,879
FINANCE - 0.3%
Insurance - 0.3%
American Annuity Group Capital Trust II 8.875%	10,340	9,852
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
HEALTH - 0.3%
Medical Facilities Management - 0.3%
Fresenius Medical Care Capital Trust 9%	9,847	$ 9,805
MEDIA & LEISURE - 6.2%
Broadcasting - 5.2%
Adelphia Communications Corp. $13.00	200,386	18,035
Benedek Communications Corp. $11.50 pay-in-kind	11,347	5,674
Citadel Broadcasting Co. Series B, 13.25% pay-in-kind	77,536	7,443
CSC Holdings, Inc.:
Series H, 11.75% pay-in-kind	202,712	21,893
Series M, 11.125% pay-in-kind	596,624	63,242
Granite Broadcasting Corp. 12.75% pay-in-kind	29,789	15,490
NTL, Inc. 13% pay-in-kind	39,073	34,384
Pegasus Communications Corp. 12.75% pay-in-kind	2,915	3,046
		169,207
Publishing - 1.0%
PRIMEDIA, Inc.:
$9.20	76,000	6,232
8.625%	16,735	1,356
Series D, $10.00	309,863	26,958
		34,546
TOTAL MEDIA & LEISURE		203,753
TECHNOLOGY - 0.0%
Computers & Office Equipment - 0.0%
Ampex Corp. 8% non-cumulative	149	232
UTILITIES - 6.6%
Cellular - 3.6%
Dobson Communications Corp. 13 % pay-in-kind	2,273	2,057
Nextel Communications, Inc.:
11.125% pay-in-kind	15,571	14,403
Series D, 13% pay-in-kind	101,816	101,307
		117,767
Telephone Services - 3.0%
Broadwing Communications, Inc. Series B, $12.50 pay-in-kind	26,660	26,393
e.spire Communications, Inc. $127.50 pay-in-kind	28,372	4,256
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Telephone Services - continued
ICG Holdings, Inc. 14.25% pay-in-kind	6,883	$ 103
Intermedia Communications, Inc. 13.5% pay-in-kind	69,042	58,686
Source Media, Inc. 13.50% pay-in-kind	128,080	448
XO Communications, Inc.:
$7.00 pay-in-kind	57,629	2,305
13% pay-in-kind	9,831	7,078
		99,269
TOTAL UTILITIES		217,036
TOTAL NONCONVERTIBLE PREFERRED STOCKS		452,557
TOTAL PREFERRED STOCKS (Cost $567,683)		473,308
Floating Rate Loans - 0.8%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
DURABLES - 0.2%
Textiles & Apparel - 0.2%
Synthetic Industries, Inc. term loan 14.9% 12/13/00 (f)	-	$ 6,200	5,704
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Industrial Machinery & Equipment - 0.2%
Exide Corp. Tranche B term loan 11.2% 3/18/05 (f)	-	5,000	4,925
Pollution Control - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 9.4375% 7/21/06 (f)	Ba3	2,273	2,142
Tranche C term loan 9.7042% 7/21/07 (f)	Ba3	2,727	2,570
			4,712
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			9,637
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - 0.3%
Entertainment - 0.3%
Regal Cinemas, Inc.:
Tranche A term loan 8.93% 6/15/05 (f)	Caa1	$ 5,480	$ 3,836
Tranche B term loan 9.18% 6/15/06 (f)	Caa1	2,946	2,092
Tranche C term loan 9.43% 6/15/07 (f)	Caa1	7,973	5,661
			11,589
TOTAL FLOATING RATE LOANS (Cost $28,468)			26,930
Cash Equivalents - 4.0%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 10/31/00 due 11/1/00 (Cost $131,144)	$ 131,168	131,144
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $3,600,558)		3,170,712
NET OTHER ASSETS - 3.3%		107,232
NET ASSETS - 100%		$ 3,277,944
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $222,806,000 or 6.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/00	$ 13,506
(h) Share amount represents number of units held.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.2%	AAA, AA, A	0.0%
Baa	0.8%	BBB	1.6%
Ba	5.6%	BB	4.6%
B	49.5%	B	50.2%
Caa	10.3%	CCC	5.3%
Ca, C	0.1%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 2.7%. FMR has determined that unrated debt securities that are lower quality account for 2.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
United Kingdom	3.2%
Netherlands	2.8%
Canada	2.3%
Mexico	1.9%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,603,993,000. Net unrealized depreciation aggregated $433,281,000, of which $185,916,000 related to appreciated investment securities and $619,197,000 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $522,914,000 of which $34,735,000 and $488,179,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $131,144) (cost $3,600,558) - See accompanying schedule		$ 3,170,712
Receivable for investments sold		62,381
Receivable for fund shares sold		7,003
Dividends receivable		1,985
Interest receivable		61,204
Other receivables		42
Total assets		3,303,327
Liabilities
Payable for investments purchased	$ 5,410
Payable for fund shares redeemed	10,420
Distributions payable	6,077
Accrued management fee	1,618
Distribution fees payable	1,356
Other payables and accrued expenses	502
Total liabilities		25,383
Net Assets		$ 3,277,944
Net Assets consist of:
Paid in capital		$ 4,137,833
Undistributed net investment income		94,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(524,455)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(429,833)
Net Assets		$ 3,277,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($208,508 ÷ 21,636 shares)	$9.64
Maximum offering price per share (100/95.25 of $9.64)	$10.12
Class T: Net Asset Value and redemption price per share ($1,776,654 ÷ 184,009 shares)	$9.66
Maximum offering price per share (100/96.50 of $9.66)	$10.01
Class B: Net Asset Value and offering price per share ($956,431 ÷ 99,484 shares) A	$9.61
Class C: Net Asset Value and offering price per share ($247,039 ÷ 25,645 shares) A	$9.63
Institutional Class: Net Asset Value, offering price and redemption price per share ($89,312 ÷ 9,471 shares)	$9.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2000
Investment Income Dividends		$ 52,761
Interest		375,318
Total income		428,079
Expenses
Management fee	$ 22,838
Transfer agent fees	6,981
Distribution fees	18,855
Accounting fees and expenses	813
Non-interested trustees' compensation	17
Custodian fees and expenses	110
Registration fees	247
Audit	54
Legal	141
Miscellaneous	41
Total expenses before reductions	50,097
Expense reductions	(41)	50,056
Net investment income		378,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(503,656)
Foreign currency transactions	(4)	(503,660)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(83,305)
Assets and liabilities in foreign currencies	(26)	(83,331)
Net gain (loss)		(586,991)
Net increase (decrease) in net assets resulting from operations		$ (208,968)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 378,023	$ 358,470
Net realized gain (loss)	(503,660)	(56,481)
Change in net unrealized appreciation (depreciation)	(83,331)	120,312
Net increase (decrease) in net assets resulting from operations	(208,968)	422,301
Distributions to shareholders From net investment income	(320,749)	(352,867)
From net realized gain	-	(40,674)
In excess of net realized gain	-	(29,684)
Return of capital	-	(16,824)
Total distributions	(320,749)	(440,049)
Share transactions - net increase (decrease)	(348,559)	568,709
Total increase (decrease) in net assets	(878,276)	550,961
Net Assets
Beginning of period	4,156,220	3,605,259
End of period (including undistributed net investment income of $94,399 and $52,902, respectively)	$ 3,277,944	$ 4,156,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.120	$ 11.090	$ 12.930	$ 12.300	$ 12.010
Income from Investment Operations
Net investment income D	1.059	1.022	1.111	1.058	.163
Net realized and unrealized gain (loss)	(1.634)	.287	(1.603)	.710	.267
Total from investment operations	(.575)	1.309	(.492)	1.768	.430
Less Distributions
From net investment income	(.905)	(1.030)	(1.048)	(1.078)	(.140)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.049)	-	-	-
Total distributions	(.905)	(1.279)	(1.348)	(1.138)	(.140)
Net asset value, end of period	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.30
Total Return B, C	(5.66)%	11.98%	(4.55)%	15.18%	3.58%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 221	$ 117	$ 44	$ 4
Ratio of expenses to average net assets	.94%	.95%	1.01%	1.15%	1.25% A, F
Ratio of expenses to average net assets after expense reductions	.94%	.95%	1.00% G	1.14% G	1.25% A
Ratio of net investment income to average net assets	9.86%	8.89%	9.03%	8.58%	9.06% A
Portfolio turnover rate	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.140	$ 11.110	$ 12.940	$ 12.310	$ 11.910
Income from Investment Operations
Net investment income C	1.055	1.021	1.119	1.086	1.105
Net realized and unrealized gain (loss)	(1.640)	.274	(1.612)	.686	.364
Total from investment operations	(.585)	1.295	(.493)	1.772	1.469
Less Distributions
From net investment income	(.895)	(1.017)	(1.037)	(1.082)	(1.069)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.048)	-	-	-
Total distributions	(.895)	(1.265)	(1.337)	(1.142)	(1.069)
Net asset value, end of period	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Total Return A, B	(5.73)%	11.83%	(4.54)%	15.21%	12.92%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,777	$ 2,351	$ 2,322	$ 2,208	$ 1,709
Ratio of expenses to average net assets	1.03%	1.04%	1.07%	1.09%	1.12%
Ratio of expenses to average net assets after expense reductions	1.03%	1.04%	1.07%	1.08% D	1.11% D
Ratio of net investment income to average net assets	9.76%	8.80%	8.91%	8.72%	9.20%
Portfolio turnover rate	63%	61%	75%	105%	121%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.090	$ 11.070	$ 12.890	$ 12.280	$ 11.890
Income from Investment Operations
Net investment income C	.978	.938	1.024	.998	1.017
Net realized and unrealized gain (loss)	(1.634)	.276	(1.588)	.674	.361
Total from investment operations	(.656)	1.214	(.564)	1.672	1.378
Less Distributions
From net investment income	(.824)	(.949)	(.956)	(1.002)	(.988)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.045)	-	-	-
Total distributions	(.824)	(1.194)	(1.256)	(1.062)	(.988)
Net asset value, end of period	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Total Return A, B	(6.39)%	11.10%	(5.10)%	14.34%	12.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 956	$ 1,192	$ 923	$ 593	$ 344
Ratio of expenses to average net assets	1.70%	1.70%	1.74%	1.74%	1.79%
Ratio of expenses to average net assets after expense reductions	1.70%	1.69% D	1.74%	1.74%	1.79%
Ratio of net investment income to average net assets	9.10%	8.15%	8.25%	8.04%	8.52%
Portfolio turnover rate	63%	61%	75%	105%	121%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income D	.969	.926	.988
Net realized and unrealized gain (loss)	(1.634)	.280	(1.639)
Total from investment operations	(.665)	1.206	(.651)
Less Distributions
From net investment income	(.815)	(.941)	(.929)
From net realized gain	-	(.120)	(.300)
In excess of net realized gain	-	(.080)	-
Return of capital	-	(.045)	-
Total distributions	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 9.630	$ 11.110	$ 11.090
Total Return B, C	(6.45)%	11.00%	(5.73)%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 247	$ 269	$ 130
Ratio of expenses to average net assets	1.78%	1.78%	1.86% A
Ratio of expenses to average net assets after expense reductions	1.78%	1.78%	1.86% A
Ratio of net investment income to average net assets	9.02%	8.06%	8.21% A
Portfolio turnover rate	63%	61%	75%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.900	$ 10.900	$ 12.710	$ 12.120	$ 11.760
Income from Investment Operations
Net investment income B	1.055	1.024	1.123	1.094	1.070
Net realized and unrealized gain (loss)	(1.606)	.269	(1.562)	.671	.368
Total from investment operations	(.551)	1.293	(.439)	1.765	1.438
Less Distributions
From net investment income	(.919)	(1.044)	(1.071)	(1.115)	(1.078)
From net realized gain	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	(.080)	-	-	-
Return of capital	-	(.049)	-	-	-
Total distributions	(.919)	(1.293)	(1.371)	(1.175)	(1.078)
Net asset value, end of period	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Total Return A	(5.56)%	12.05%	(4.21)%	15.42%	12.81%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 123	$ 113	$ 76	$ 38
Ratio of expenses to average net assets	.82%	.82%	.83%	.85%	1.10%
Ratio of expenses to average net assets after expense reductions	.82%	.81% C	.83%	.85%	1.05% C
Ratio of net investment income to average net assets	9.98%	9.03%	9.12%	8.96%	9.26%
Portfolio turnover rate	63%	61%	75%	105%	121%
A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,880,000 or 0.3% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $26,930,000 or 0.8% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,335,081,000 and $2,751,035,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 351,000	$ 1,000
Class T	5,500,000	84,000
Class B	10,182,000	7,360,000
Class C	2,822,000	1,334,000
	$ 18,855,000	$ 8,779,000

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 422,000	$ 167,000
Class T	898,000	358,000
Class B	4,065,000	4,065,000*
Class C	157,000	157,000*
Total	$ 5,542,000	$ 4,747,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 419,000.18
Class T	3,763,000.17
Class B	2,091,000.18
Class C	464,000.16
Institutional Class	244,000.21
	$ 6,981,000

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $23,520,000. The weighted average interest rate was 6.16%. Interest earned from the interfund lending program amounted to $28,000 and is included in interest income on the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $17,000 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $24,000 under the custodian arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 19,732	$ 14,241
Class T	182,570	218,969
Class B	86,748	91,163
Class C	21,383	16,708
Institutional Class	10,316	11,786
Total	$ 320,749	$ 352,867
Return of Capital
Class A	$ -	$ 679
Class T	-	10,440
Class B	-	4,346
Class C	-	797
Institutional Class	-	562
Total	$ -	$ 16,824
From net realized gain
Class A	$ -	$ 1,446
Class T	-	25,543
Class B	-	10,501
Class C	-	1,751
Institutional Class	-	1,433
Total	$ -	$ 40,674
In excess of net realized gain
Class A	$ -	$ 1,056
Class T	-	18,641
Class B	-	7,663
Class C	-	1,278
Institutional Class	-	1,046
Total	$ -	$ 29,684
	$ 320,749	$ 440,049

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999

Class A Shares sold	10,756	13,700	$ 117,740	$ 158,674
Reinvestment of distributions	1,144	1,173	12,198	13,495
Shares redeemed	(10,139)	(5,559)	(109,658)	(64,643)
Net increase (decrease)	1,761	9,314	$ 20,280	$ 107,526
Class T Shares sold	80,648	101,408	$ 877,876	$ 1,178,382
Reinvestment of distributions	13,081	18,746	139,965	216,117
Shares redeemed	(120,833)	(118,096)	(1,303,448)	(1,367,579)
Net increase (decrease)	(27,104)	2,058	$ (285,607)	$ 26,920
Class B Shares sold	22,283	43,832	$ 242,700	$ 507,464
Reinvestment of distributions	5,027	6,459	53,537	74,128
Shares redeemed	(35,314)	(26,213)	(379,926)	(302,213)
Net increase (decrease)	(8,004)	24,078	$ (83,689)	$ 279,379
Class C Shares sold	13,456	20,267	$ 146,823	$ 234,940
Reinvestment of distributions	1,115	1,004	11,868	11,541
Shares redeemed	(13,098)	(8,802)	(141,107)	(101,978)
Net increase (decrease)	1,473	12,469	$ 17,584	$ 144,503
Institutional Class Shares sold	5,154	11,210	$ 55,289	$ 127,339
Reinvestment of distributions	709	981	7,434	11,076
Shares redeemed	(7,642)	(11,277)	(79,850)	(128,034)
Net increase (decrease)	(1,779)	914	$ (17,127)	$ 10,381

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Yield Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Yield Fund (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

Distributions

A total of 3% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Thomas T. Soviero, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

HYI-ANN-1200	118950
1.538465.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	21	The manager's review of fund performance, strategy and outlook.
Investment Changes	24	A summary of major shifts in the fund's investments over the past six months.
Investments	25	A complete list of the fund's investments with their market values.
Financial Statements	37	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	46	Notes to the financial statements.
Report of Independent Accountants	53	The auditors' opinion.
Distributions	54

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL A	6.32%	29.31%	96.55%
Fidelity Adv Int Bond - CL A (incl. 3.75% sales charge)	2.33%	24.46%	89.18%
LB Int Govt/Credit Bond	6.46%	33.43%	102.72%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	29.18%	89.40%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 117 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL A	6.32%	5.28%	6.99%
Fidelity Adv Int Bond - CL A (incl. 3.75% sales charge)	2.33%	4.47%	6.58%
LB Int Gov/Credit Bond	6.46%	5.94%	7.32%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	5.25%	6.59%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on October 31, 1990, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,918 - an 89.18% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,272 - a 102.72% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.32%	5.36%	5.71%	6.16%	1.00%
Capital returns	0.00%	-4.36%	1.70%	0.67%	1.64%
Total returns	6.32%	1.00%	7.41%	6.83%	2.64%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.48¢	32.24¢	62.71¢
Annualized dividend rate	6.25%	6.26%	6.14%
30-day annualized yield	6.23%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.32 over the past one month, $10.21 over the past six months and $10.21 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares, took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL T	6.18%	28.96%	96.01%
Fidelity Adv Int Bond - CL T (incl. 2.75% sales charge)	3.26%	25.41%	90.62%
LB Int Govt/Credit Bond	6.46%	33.43%	102.72%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	29.18%	89.40%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 117 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL T	6.18%	5.22%	6.96%
Fidelity Adv Int Bond - CL T (incl. 2.75% sales charge)	3.26%	4.63%	6.66%
LB Int Govt/Credit Bond	6.46%	5.94%	7.32%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	5.25%	6.59%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on October 31, 1990, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $19,062 - a 90.62% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,272- a 102.72% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.18%	5.25%	5.64%	6.12%	6.53%
Capital returns	0.00%	-4.27%	1.60%	0.66%	-1.50%
Total returns	6.18%	0.98%	7.24%	6.78%	5.03%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.37¢	31.55¢	61.41¢
Annualized dividend rate	6.12%	6.13%	6.01%
30-day annualized yield	6.16%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.33 over the past one month, $10.21 over the past six months and $10.21 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL B	5.50%	24.80%	87.52%
Fidelity Adv Int Bond - CL B (incl. contingent deferred sales charge)	2.50%	24.80%	87.52%
LB Int Govt/Credit Bond	6.46%	33.43%	102.72%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	29.18%	89.40%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 117 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL B	5.50%	4.53%	6.49%
Fidelity Adv Int Bond - CL B (incl. contingent deferred sales charge)	2.50%	4.53%	6.49%
LB Int Govt/Credit Bond	6.46%	5.94%	7.32%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	5.25%	6.59%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on October 31, 1990. As the chart shows, by October 31, 2000 the value of the investment would have been $18,752 - an 87.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,272 - a 102.72% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	5.50%	4.65%	4.93%	5.38%	5.83%
Capital returns	0.00%	-4.28%	1.70%	0.57%	-1.50%
Total returns	5.50%	0.37%	6.63%	5.95%	4.33%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.79¢	28.14¢	54.68¢
Annualized dividend rate	5.47%	5.47%	5.36%
30-day annualized yield	5.68%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.31 over the past one month, $10.20 over the past six months and $10.20 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL C	5.42%	24.12%	86.49%
Fidelity Adv Int Bond - CL C (incl. contingent deferred sales charge)	4.42%	24.12%	86.49%
LB Int Govt/Credit Bond	6.46%	33.43%	102.72%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	29.18%	89.40%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 117 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL C	5.42%	4.42%	6.43%
Fidelity Adv Int Bond - CL C (incl. contingent deferred sales charge)	4.42%	4.42%	6.43%
LB Int Govt/Credit Bond	6.46%	5.94%	7.32%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	5.25%	6.59%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on October 31, 1990. As the chart shows, by October 31, 2000 the value of the investment would have been $18,649 - an 86.49% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,272 - a 102.72% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2000	1999	1998
Dividend returns	5.42%	4.56%	4.77%
Capital returns	0.00%	-4.37%	1.80%
Total returns	5.42%	0.19%	6.57%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Period ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.75¢	27.85¢	53.98¢
Annualized dividend rate	5.42%	5.42%	5.29%
30-day annualized yield	5.64%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.31 over the past one month, $10.20 over the past six months and $10.20 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. How did the fund perform, Andy?

A. For the 12 months that ended October 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 6.32%, 6.18%, 5.50% and 5.42%, respectively. By comparison, the Lehman Brothers Intermediate Government/Credit Bond Index returned 6.46% during the same period, while the short-intermediate investment grade debt funds average was up 5.69%, as tracked by Lipper Inc.

Q. What was the investment environment like during the period?

A. Treasury securities were the best-performing sector in the fixed-income market for the overall period, as the reduction in the deficit enabled the federal government to buy back debt, which led to a rally in Treasuries as yields fell and prices rose. Late in 1999, corporate securities also staged a brief rally as fears about potential Y2K computer problems receded and investors entered 2000 with a sense of optimism. However, we saw a turn in investors' attitudes about credit risk during the second half of the 12-month period. Many believed we were approaching the end of a cycle of business expansion and the beginning of a slowdown in economic growth, which potentially could be negative for corporate bonds. At the same time, the heightened focus on stock market performance created pressures among many company managements to support their companies' stock prices. This has encouraged steps such as stock buyback programs and other activities that potentially could cause the credit trends of the companies to deteriorate. Meanwhile, rapidly rising energy prices created another uncertainty for bond investors. In combination, these factors added up to a negative environment for corporate bonds. In contrast, government agency bonds, mortgages and, in particular, asset-backed securities tended to perform well during the period. Among corporate subsectors, defensive areas such as real estate investment trusts (REITs) and utility and energy company bonds tended to perform somewhat better than the overall corporate bond market.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies, and how did they affect performance?

A. I emphasized the spread sectors - those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities. I overweighted mortgages, asset-backed securities and corporate bonds, while underweighting government agency bonds and Treasury securities. While I emphasized corporate securities, which accounted for approximately 44% of net assets on October 31, 2000, I was relatively defensive within the corporate bond sector. For example, I modestly shortened the duration of our corporate bond allocation and increased diversification so the fund was less vulnerable to problems with any individual security. I focused on sound credit analysis and also evaluated individual securities based on the market's heightened sensitivity to deteriorating credit quality. I looked for better credit quality and emphasized defensive sectors. Consistent with our policy, I did not bet on changes in the direction of interest rates and tended to have an interest-rate sensitivity, or duration, close to that of the Lehman Brothers benchmark index.

Q. What specific areas particularly helped performance, and what areas hurt?

A. Our overweighting of mortgages, including commercial mortgage-backed securities, helped performance, as did our investments in REITs and asset-backed securities. Our underweighted position in government agency bonds and our overweighted position in corporate securities hurt. While our overall security selection of corporate bonds tended to be good, we did have some individual laggards. One noteworthy disappointment was our investment in Finova, a commercial finance company. The credit quality of the company has deteriorated, in part because the company was unable to extend its line of credit with its banks. We have sold our position in Finova bonds as of the end of the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I believe we have entered a new period of heightened volatility among the spread sectors as fixed-income investors search for a new equilibrium in setting valuations for credit risk. This volatility, however, is less dramatic among the shorter-term securities in which we invest, and we believe it still makes sense to invest in corporate bonds because of their yield advantages. At the same time, mortgages and asset-backed securities continue to appear very attractive. I have positioned the fund so it is not overly exposed to shifts in the relationships of yields of shorter-term bonds to the yields of longer-term securities.

Fund Facts

Goal: high current income; may also seek capital appreciation

Start date: February 2, 1984

Size: as of October 31, 2000, more than $534 million

Manager: Andrew Dudley, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the bond market's perceptions of the national elections:

"From the perspective of fixed-income investors, the most important outcome of the elections is that there likely will not be any broad, sweeping mandate for change. The results of both the presidential election and the fight for control of Congress are likely to be so close that it will be difficult for anyone to make dramatic shifts in policy. The financial markets would like that result. They don't like the prospect of broad sweeping changes that create uncertainty in the market.

"The new Congress is likely to be almost evenly split between Republicans and Democrats. That means that the defection of just one member, for any reason, can jeopardize the outcome of a vote on any issue. That is not an environment for major change, particularly if you also have a president who has been narrowly elected. The bond market was most fearful of a Republican president with a mandate for cutting taxes and clear Republican control in both houses of Congress. That would have increased the potential for large tax cuts, which could reduce or eliminate the federal surplus, causing an increase in the issuance of Treasury securities, higher interest rates and greater volatility in the bond market. To the extent there was no broad, sweeping mandate, there would be less uncertainty for the bond market to worry about."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	47.6	41.6
Aa	5.4	4.7
A	21.0	25.0
Baa	21.1	20.5
Ba and Below	0.4	0.9
Not Rated	0.7	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2000
6 months ago
Years	5.9	5.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	3.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Corporate Bonds 44.1%		Corporate Bonds 47.1%
	U.S. Government and Government Agency Obligations 32.4%		U.S. Government and Government Agency Obligations 31.6%
	Asset-Backed Securities 7.9%		Asset-Backed Securities 9.1%
	CMOs and Other Mortgage Related Securities 7.0%		CMOs and Other Mortgage Related Securities 4.2%
	Other Investments 5.0%		Other Investments 5.6%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	11.7%	** Foreign investments	13.3%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.1%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
BASIC INDUSTRIES - 1.0%
Chemicals & Plastics - 0.5%
Praxair, Inc. 6.15% 4/15/03	A3	$ 2,640,000	$ 2,568,588
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	570,000	576,253
8.55% 8/1/10	Baa3	1,800,000	1,774,926
Fort James Corp. 6.625% 9/15/04	Baa2	255,000	243,038
			2,594,217
TOTAL BASIC INDUSTRIES			5,162,805
CONSTRUCTION & REAL ESTATE - 2.4%
Real Estate - 0.8%
Arden Realty LP 8.875% 3/1/05	Baa3	1,090,000	1,110,296
Duke Realty LP 7.3% 6/30/03	Baa1	3,000,000	2,981,940
			4,092,236
Real Estate Investment Trusts - 1.6%
Avalonbay Communities, Inc. 8.25% 7/15/08	Baa1	1,500,000	1,524,315
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	640,000	608,032
7.9% 1/15/03	Baa2	2,700,000	2,708,532
Equity Office Properties Trust 6.5% 1/15/04	Baa1	3,000,000	2,908,440
ProLogis Trust 6.7% 4/15/04	Baa1	415,000	402,450
Spieker Properties LP 6.8% 5/1/04	Baa2	535,000	520,271
			8,672,040
TOTAL CONSTRUCTION & REAL ESTATE			12,764,276
DURABLES - 1.5%
Autos, Tires, & Accessories - 1.5%
Daimler-Chrysler North America Holding Corp. 7.4% 1/20/05	A1	5,000,000	5,014,000
TRW, Inc. 6.625% 6/1/04	Baa1	3,000,000	2,882,340
			7,896,340
ENERGY - 2.0%
Oil & Gas - 2.0%
Apache Finance Property Ltd. 6.5% 12/15/07	Baa1	700,000	666,995
Canada Occidental Petroleum Ltd. 7.125% 2/4/04	Baa2	2,000,000	1,974,600
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Conoco, Inc. 5.9% 4/15/04	A3	$ 600,000	$ 582,060
Oryx Energy Co. 8.125% 10/15/05	Baa1	2,465,000	2,566,262
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	2,100,000	2,011,443
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	2,700,000	2,677,914
			10,479,274
FINANCE - 20.0%
Banks - 8.1%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	2,750,000	2,739,110
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	1,200,000	1,168,020
Banc One Corp. 7.25% 8/1/02	A1	2,500,000	2,508,000
Bank of America Corp. 7.8% 2/15/10	Aa3	4,500,000	4,568,220
Bank One Corp. 7.875% 8/1/10	A1	2,950,000	2,968,349
BankBoston Corp. 6.625% 2/1/04	A3	3,200,000	3,137,920
BanPonce Financial Corp. 6.75% 8/9/01	A3	3,850,000	3,839,413
Barclays Bank PLC yankee 5.95% 7/15/01	A1	2,400,000	2,386,080
Capital One Bank 6.76% 7/23/02	Baa2	4,500,000	4,422,285
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,390,000	1,319,346
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	252,205
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	650,000	674,921
Korea Development Bank:
7.125% 4/22/04	Baa2	175,000	170,195
7.375% 9/17/04	Baa2	1,110,000	1,083,959
MBNA Corp. 6.34% 6/2/03	Baa2	450,000	434,430
Midland Bank PLC 8.625% 12/15/04	Aa3	2,700,000	2,845,449
NationsBank Corp. 8.125% 6/15/02	Aa3	3,000,000	3,059,910
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	2,000,000	2,083,200
U.S. Bancorp 7.5% 6/1/26	A2	2,000,000	2,016,880
Union Planters National Bank 6.81% 8/20/01	A3	1,500,000	1,498,320
			43,176,212
Credit & Other Finance - 9.8%
Associates Corp. of North America:
5.875% 7/15/02	A1	3,000,000	2,945,640
6% 4/15/03	A1	1,350,000	1,320,327
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Credit & Other Finance - continued
CIT Group, Inc. 5.5% 2/15/04	A1	$ 290,000	$ 272,542
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,700,000	2,678,616
Commercial Credit Group, Inc. 6.5% 8/1/04	Aa3	3,000,000	2,949,930
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	350,000	347,624
Duke Capital Corp. 7.5% 10/1/09	A3	1,800,000	1,810,134
ERP Operating LP:
6.55% 11/15/01	A3	470,000	466,334
7.1% 6/23/04	A3	3,000,000	2,964,510
Ford Motor Credit Co.:
5.75% 2/23/04	A2	2,800,000	2,673,832
7.75% 11/15/02	A2	100,000	101,233
General Electric Capital Corp. 6.65% 9/3/02	Aaa	5,400,000	5,393,466
General Motors Acceptance Corp.:
7.625% 6/15/04	A2	1,700,000	1,727,302
9% 10/15/02	A2	1,000,000	1,037,040
GS Escrow Corp. 7.125% 8/1/05	Ba1	550,000	504,565
Household Finance Corp. 8% 5/9/05	A2	1,900,000	1,942,997
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	2,000,000	2,104,000
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	1,265,000	1,222,091
PNC Funding Corp. 6.95% 9/1/02	A2	5,000,000	5,002,200
Popular North America, Inc. 7.375% 9/15/01	A3	2,250,000	2,245,725
Qwest Capital Funding, Inc. 7.9% 8/15/10 (c)	Baa1	3,000,000	3,043,650
RBSG Capital Corp. 10.125% 3/1/04	A2	1,500,000	1,619,565
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	1,725,000	1,681,427
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A3	900,000	931,554
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,160,000	1,109,992
6.375% 5/1/09	Baa1	2,000,000	1,789,800
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	590,000	595,900
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,300,000	1,313,000
Unicredito Italiano Capital Trust II yankee 9.2% 10/29/49 (b)(c)	A1	500,000	496,880
			52,291,876
Insurance - 0.2%
The St. Paul Companies, Inc. 7.875% 4/15/05	A1	1,100,000	1,127,390
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Savings & Loans - 0.1%
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	$ 900,000	$ 893,844
Securities Industry - 1.8%
Amvescap PLC yankee 6.6% 5/15/05	A2	700,000	669,046
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,550,000	4,604,418
Merrill Lynch & Co., Inc. 8.3% 11/1/02	Aa3	2,750,000	2,818,255
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	1,500,000	1,505,775
			9,597,494
TOTAL FINANCE			107,086,816
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Tyco International Group SA:
6.875% 9/5/02	Baa1	1,600,000	1,587,920
yankee:
6.125% 6/15/01	Baa1	1,200,000	1,189,260
6.375% 6/15/05	Baa1	1,000,000	964,100
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			3,741,280
MEDIA & LEISURE - 3.3%
Broadcasting - 1.7%
British Sky Broadcasting Group PLC 7.3% 10/15/06	Ba1	2,000,000	1,814,620
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,900,000	2,922,736
Continental Cablevision, Inc. 8.3% 5/15/06	A2	2,370,000	2,427,378
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	1,000,000	948,720
TCI Communications, Inc. 8.65% 9/15/04	A2	900,000	932,841
			9,046,295
Entertainment - 0.4%
Walt Disney Co. 7.3% 2/8/05	A2	2,000,000	2,031,000
Publishing - 1.2%
News America Holdings, Inc. 8.5% 2/15/05	Baa3	2,765,000	2,855,498
Time Warner Entertainment Co. LP 7.25% 9/1/08	Baa2	3,900,000	3,844,659
			6,700,157
TOTAL MEDIA & LEISURE			17,777,452
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
NONDURABLES - 2.7%
Beverages - 0.8%
Seagram JE & Sons, Inc.:
6.4% 12/15/03	Baa3	$ 3,000,000	$ 2,999,760
6.625% 12/15/05	Baa3	1,285,000	1,293,815
			4,293,575
Foods - 1.1%
ConAgra Foods, Inc. 7.875% 9/15/10	Baa1	3,200,000	3,247,488
Nabisco, Inc. 6.85% 6/15/05	Baa2	2,700,000	2,588,274
			5,835,762
Tobacco - 0.8%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	2,700,000	2,596,212
7.5% 4/1/04	A2	750,000	740,955
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,300,000	1,230,229
			4,567,396
TOTAL NONDURABLES			14,696,733
RETAIL & WHOLESALE - 0.7%
General Merchandise Stores - 0.7%
Federated Department Stores, Inc.:
8.5% 6/15/03	Baa1	1,375,000	1,365,348
8.5% 6/1/10	Baa1	2,300,000	2,220,834
			3,586,182
TECHNOLOGY - 1.0%
Communications Equipment - 0.5%
Marconi PLC yankee 7.75% 9/15/10	A3	2,700,000	2,599,182
Computers & Office Equipment - 0.5%
Comdisco, Inc. 5.95% 4/30/02	Baa2	2,000,000	1,460,000
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,500,000	1,497,765
			2,957,765
TOTAL TECHNOLOGY			5,556,947
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TRANSPORTATION - 0.5%
Air Transportation - 0.5%
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	$ 435,000	$ 426,605
7.73% 9/15/12	Baa1	158,342	154,589
Delta Air Lines, Inc. 7.7% 12/15/05	Baa3	2,000,000	1,931,180
			2,512,374
UTILITIES - 8.3%
Cellular - 0.6%
Vodafone AirTouch PLC 7.75% 2/15/10 (c)	A2	3,000,000	3,045,870
Electric Utility - 2.8%
Avon Energy Partners Holdings 6.46% 3/4/08 (c)	Baa2	2,000,000	1,804,220
Dominion Resources, Inc. 7.625% 7/15/05	Baa1	2,000,000	2,019,840
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A2	5,000,000	4,974,550
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	400,000	420,400
NSTAR Companies 8% 2/15/10	A2	2,400,000	2,421,216
Philadelphia Electric Co. 6.5% 5/1/03	Baa1	2,050,000	2,015,355
Texas Utilities Electric Co. 8% 6/1/02	A3	1,475,000	1,496,919
			15,152,500
Gas - 1.7%
Enron Corp.:
6.5% 8/1/02	Baa1	1,000,000	988,700
9.875% 6/15/03	Baa1	3,800,000	4,055,892
Reliant Energy Resources Corp. 8.125% 7/15/05 (c)	Baa1	2,000,000	2,024,020
Sempra Energy 7.95% 3/1/10	A2	1,800,000	1,816,272
			8,884,884
Telephone Services - 3.2%
Cable & Wireless Optus Ltd. 8% 6/22/10 (c)	Baa1	2,000,000	2,065,300
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa2	3,650,000	3,583,716
6.65% 5/15/06	Baa2	1,330,000	1,263,952
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Telephone Services - continued
Telefonica Europe BV 7.75% 9/15/10	A2	$ 2,700,000	$ 2,716,308
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	3,745,000	3,589,508
7.7% 7/20/29	Baa1	1,000,000	943,530
WorldCom, Inc.:
6.4% 8/15/05	A3	900,000	867,663
7.75% 4/1/07	A3	300,000	303,564
8.25% 5/15/10	A3	2,000,000	2,082,900
			17,416,441
TOTAL UTILITIES			44,499,695
TOTAL NONCONVERTIBLE BONDS (Cost $236,299,705)			235,760,174
U.S. Government and Government Agency Obligations - 19.0%

U.S. Government Agency Obligations - 7.7%
Fannie Mae:
6.375% 10/15/02	Aaa	3,000,000	2,998,590
6.5% 4/29/09	Aaa	14,410,000	13,721,058
7% 7/15/05	Aaa	2,260,000	2,302,737
7.125% 2/15/05	Aaa	3,120,000	3,188,234
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	1,800,000	1,927,116
Freddie Mac:
6.875% 1/15/05	Aaa	980,000	992,554
7% 7/15/05	Aaa	15,625,000	15,917,969
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	274,886	277,071
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			41,325,329
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bonds:
11.25% 2/15/15	Aaa	$ 5,325,000	$ 7,984,145
12% 8/15/13	Aaa	10,390,000	14,200,221
14% 11/15/11	Aaa	1,510,000	2,112,581
U.S. Treasury Notes:
5.25% 5/31/01	Aaa	6,700,000	6,654,581
5.5% 2/15/08	Aaa	11,715,000	11,466,056
7.5% 11/15/01	Aaa	6,190,000	6,262,547
7.875% 8/15/01	Aaa	11,300,000	11,427,125
TOTAL U.S. TREASURY OBLIGATIONS			60,107,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,084,590)			101,432,585
U.S. Government Agency - Mortgage Securities - 13.4%

Fannie Mae - 8.4%
5.5% 9/1/10 to 5/1/11	Aaa	1,295,278	1,230,959
6% 3/1/11 to 2/1/14	Aaa	11,375,526	10,956,555
6.5% 4/1/29 to 12/1/29	Aaa	3,486,058	3,350,149
7% 12/1/23 to 12/1/28	Aaa	2,835,758	2,786,977
7.5% 8/1/17 to 6/1/29	Aaa	16,338,324	16,337,395
8% 1/1/30 to 8/1/30	Aaa	6,226,687	6,302,528
8.5% 6/1/11 to 9/1/25	Aaa	1,241,623	1,271,745
9.5% 2/1/25	Aaa	1,231,926	1,295,444
10% 1/1/20	Aaa	29,544	31,658
10.5% 7/1/11 to 8/1/20	Aaa	175,191	187,868
11% 8/1/15	Aaa	1,063,827	1,153,848
12.5% 2/1/11 to 4/1/15	Aaa	51,859	58,486
TOTAL FANNIE MAE			44,963,612
Freddie Mac - 1.1%
7.5% 9/1/30 to 11/1/30	Aaa	3,919,611	3,917,141
8.5% 9/1/24 to 8/1/27	Aaa	1,225,336	1,255,732
9.5% 1/1/17	Aaa	13,647	14,261
10% 4/1/06 to 8/1/10	Aaa	93,655	96,088
10.25% 12/1/09	Aaa	21,954	23,067
10.5% 5/1/21	Aaa	256,433	276,981
11% 12/1/11	Aaa	15,120	16,135
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Freddie Mac - continued
11.5% 10/1/15	Aaa	$ 52,250	$ 57,015
11.75% 10/1/10	Aaa	31,649	34,009
TOTAL FREDDIE MAC			5,690,429
Government National Mortgage Association - 3.9%
6.5% 2/15/29	Aaa	4,411,018	4,258,000
7.5% 2/15/28 to 10/15/28	Aaa	295,545	296,583
8% 2/15/02 to 6/15/25	Aaa	1,547,162	1,570,358
8.5% 4/15/17 to 10/15/30	Aaa	13,983,380	14,342,594
11% 7/20/19 to 8/20/19	Aaa	186,224	200,829
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			20,668,364
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $72,051,847)			71,322,405
Asset-Backed Securities - 7.9%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	1,100,000	1,073,182
Americredit Automobile Receivables Trust 7.15% 8/15/04	Aaa	4,000,000	4,017,500
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	3,000,000	3,007,500
Capital One Master Trust 7.1% 4/17/06	Aaa	4,000,000	4,040,000
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	75,071	75,000
Conseco Finance Securitizations Corp. 7.3% 5/1/31	Aaa	3,500,000	3,518,585
Discover Card Master Trust I 5.85% 11/16/04	A2	2,000,000	1,973,438
Ford Credit Auto Owner Trust:
6.4% 12/15/02	Aa2	590,000	587,004
7.03% 11/15/03	Aaa	332,000	334,646
MBNA Master Credit Card Trust II 7.35% 7/16/07	Aaa	4,500,000	4,609,160
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	2,500,000	2,503,906
Premier Auto Trust 5.59% 2/9/04	Aaa	5,000,000	4,909,350
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II:
5.65% 3/17/09	Aaa	$ 2,000,000	$ 1,938,740
7% 7/15/08	Aaa	5,100,000	5,133,456
West Penn Funding LLC 6.81% 9/25/08	Aaa	4,500,000	4,493,496
TOTAL ASSET-BACKED SECURITIES (Cost $41,955,888)			42,214,963
Collateralized Mortgage Obligations - 1.1%

U.S. Government Agency - 1.1%
Freddie Mac sequential pay Series 2061 Class J, 6.5% 9/20/22	Aaa	2,176,882	2,142,182
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	3,933,991	3,862,668
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,998,964)			6,004,850
Commercial Mortgage Securities - 5.9%

Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 12/17/07	Aaa	3,559,129	3,602,506
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-SPICE Class D, 7.332% 4/20/08	-	4,000,000	3,934,376
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	2,075,821	2,103,450
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	2,519,592	2,484,162
Series 1998-FL1:
Class D, 7.1188% 12/10/00 (c)(d)	Aa1	1,600,000	1,599,875
Class E, 7.4688% 1/10/13 (c)(d)	Baa1	2,970,000	3,022,670
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (c)	A2	1,000,000	1,003,125
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 9/15/08	Aaa	3,588,974	3,687,671
Hilton Hotel Pool Trust Series 2000 HLT Class A1, 7.055% 10/3/10	Aaa	2,000,000	2,004,942
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	2,753,184	2,767,272
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A1, 7.95% 5/15/09	Aaa	$ 2,874,661	$ 2,989,647
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,460,840
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,267,822)			31,660,536
Foreign Government and Government Agency Obligations (e) - 3.2%

Canadian Government 6.125% 7/15/02	Aa1	5,000,000	4,972,500
Chile Republic 6.875% 4/28/09	Baa1	2,700,000	2,494,773
Korean Republic yankee:
8.75% 4/15/03	Baa2	550,000	562,265
8.875% 4/15/08	Baa2	2,000,000	2,079,920
New Brunswick Province yankee 7.125% 10/1/02	A1	2,250,000	2,268,878
Quebec Province 5.75% 2/15/09	A2	2,500,000	2,292,000
United Mexican States 8.5% 2/1/06	Baa3	2,400,000	2,392,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,972,631)			17,063,136
Supranational Obligations - 1.8%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $9,937,100)	Aaa	10,000,000	9,753,200
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $19,951,000)	$ 19,954,668	$ 19,951,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $535,519,547)		535,162,849
NET OTHER ASSETS - (0.1)%		(635,358)
NET ASSETS - 100%		$ 534,527,491
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,840,202 or 5.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	73.1%	AAA, AA, A	62.5%
Baa	21.1%	BBB	21.8%
Ba	0.4%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
United Kingdom	3.8
Canada	2.8
Multi-National	1.8
Others (individually less than 1%)	3.3
100.0%
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $535,849,274. Net unrealized depreciation aggregated $686,425, of which $4,342,505 related to appreciated investment securities and $5,028,930 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $27,085,000 of which $9,361,000, $1,410,000, $3,985,000 and $12,329,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $19,951,000) (cost $535,519,547) - See accompanying schedule		$ 535,162,849
Cash		26,317
Receivable for investments sold		6,656,487
Receivable for fund shares sold		1,215,361
Interest receivable		7,576,522
Total assets		550,637,536
Liabilities
Payable for investments purchased	$ 10,989,196
Payable for fund shares redeemed	4,319,908
Distributions payable	318,030
Accrued management fee	191,174
Distribution fees payable	136,942
Other payables and accrued expenses	154,795
Total liabilities		16,110,045
Net Assets		$ 534,527,491
Net Assets consist of:
Paid in capital		$ 562,970,197
Distributions in excess of net investment income		(696,903)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,389,105)
Net unrealized appreciation (depreciation) on investments		(356,698)
Net Assets		$ 534,527,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,176,535 ÷ 4,675,703 shares)	$10.30
Maximum offering price per share (100/96.25 of $10.30)	$10.70
Class T: Net Asset Value and redemption price per share ($313,887,279 ÷ 30,451,607 shares)	$10.31
Maximum offering price per share (100/97.25 of $10.31)	$10.60
Class B: Net Asset Value and offering price per share ($63,583,540 ÷ 6,175,831 shares) A	$10.30
Class C: Net Asset Value and offering price per share ($20,530,237 ÷ 1,994,333 shares) A	$10.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($88,349,900 ÷ 8,561,425 shares)	$10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 37,609,266
Security lending		43,742
Total Income		37,653,008
Expenses
Management fee	$ 2,277,055
Transfer agent fees	1,113,985
Distribution fees	1,590,192
Accounting and security lending fees	158,368
Non-interested trustees' compensation	1,802
Custodian fees and expenses	36,706
Registration fees	122,115
Audit	36,950
Legal	8,534
Miscellaneous	5,072
Total expenses before reductions	5,350,779
Expense reductions	(4,493)	5,346,286
Net investment income		32,306,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(12,232,243)
Change in net unrealized appreciation (depreciation) on investment securities		11,362,314
Net gain (loss)		(869,929)
Net increase (decrease) in net assets resulting from operations		$ 31,436,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 32,306,722	$ 30,133,116
Net realized gain (loss)	(12,232,243)	(4,437,550)
Change in net unrealized appreciation (depreciation)	11,362,314	(20,620,170)
Net increase (decrease) in net assets resulting from operations	31,436,793	5,075,396
Distributions to shareholders from net investment income	(31,864,025)	(29,409,259)
Share transactions - net increase (decrease)	(41,785,512)	91,347,340
Total increase (decrease) in net assets	(42,212,744)	67,013,477
Net Assets
Beginning of period	576,740,235	509,726,758
End of period (including distributions in excess of net investment income of $696,903 and $1,366,046, respectively)	$ 534,527,491	$ 576,740,235

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998 H	1997 I	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.770	$ 10.560	$ 10.590	$ 10.350
Income from Investment Operations
Net investment income D	.629	.580	.537	.615	.159
Net realized and unrealized gain (loss)	(.002)	(.474)	.207	(.023)	.235
Total from investment operations	.627	.106	.744	.592	.394
Less Distributions
From net investment income	(.627)	(.576)	(.534)	(.622)	(.154)
Net asset value, end of period	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590
Total Return B, C	6.32%	1.00%	7.21%	5.81%	3.83%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 48,177	$ 22,628	$ 8,217	$ 3,819	$ 687
Ratio of expenses to average net assets	.84%	.87%	.90% A, F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.84%	.86% G	.90% A	.90%	.90% A
Ratio of net investment income to average net assets	6.20%	5.58%	5.51% A	5.93%	6.45% A
Portfolio turnover rate	153%	138%	176% A	138%	200%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

I Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998 G	1997 H	1996 H	1995 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760	$ 10.260
Income from Investment Operations
Net investment income	.620 D	.576 D	.537 D	.625 D	.671 D	.649
Net realized and unrealized gain (loss)	(.006)	(.473)	.201	(.058)	(.147)	.491
Total from investment operations	.614	.103	.738	.567	.524	1.140
Less Distributions
From net investment income	(.614)	(.563)	(.528)	(.617)	(.674)	(.640)
Net asset value, end of period	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760
Total Return B, C	6.18%	0.98%	7.15%	5.56%	5.10%	11.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 313,887	$ 315,350	$ 287,734	$ 278,869	$ 262,103	$ 228,439
Ratio of expenses to average net assets	.97%	.97%	.98% A	.96%	.97%	.94% E
Ratio of expenses to average net assets after expense reductions	.97%	.97%	.98% A	.96%	.96% F	.94%
Ratio of net investment income to average net assets	6.07%	5.48%	5.48% A	5.97%	6.38%	6.20%
Portfolio turnover rate	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Eleven months ended October 31

H Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750	$ 10.250
Income from Investment Operations
Net investment income	.553 D	.506 D	.468 D	.551 D	.597 D	.579
Net realized and unrealized gain (loss)	(.006)	(.467)	.214	(.057)	(.153)	.483
Total from investment operations	.547	.039	.682	.494	.444	1.062
Less Distributions
From net investment income	(.547)	(.499)	(.462)	(.544)	(.604)	(.562)
Net asset value, end of period	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750
Total Return B, C	5.50%	0.37%	6.60%	4.83%	4.32%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 63,584	$ 64,532	$ 39,657	$ 22,201	$ 18,972	$ 15,830
Ratio of expenses to average net assets	1.62%	1.61%	1.65% A, E	1.65% E	1.66% E	1.70% E
Ratio of net investment income to average net assets	5.42%	4.83%	4.79% A	5.27%	5.69%	5.44%
Portfolio turnover rate	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.290	$ 10.760	$ 10.560	$ 10.570
Income from Investment Operations
Net investment income D	.545	.492	.453	.031
Net realized and unrealized gain (loss)	(.005)	(.472)	.199	(.005)
Total from investment operations	.540	.020	.652	.026
Less Distributions
From net investment income	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 10.290	$ 10.290	$ 10.760	$ 10.560
Total Return B, C	5.42%	0.19%	6.30%	0.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 20,530	$ 17,099	$ 6,100	$ 160
Ratio of expenses to average net assets	1.69%	1.71%	1.75% A, F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.69%	1.71%	1.75% A	1.73% A, G
Ratio of net investment income to average net assets	5.35%	4.73%	4.67% A	4.42% A
Portfolio turnover rate	153%	138%	176% A	138%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770	$ 10.270
Income from Investment Operations
Net investment income	.656 D	.610 D	.566 D	.658 D	.705 D	.671
Net realized and unrealized gain (loss)	(.002)	(.485)	.201	(.060)	(.151)	.499
Total from investment operations	.654	.125	.767	.598	.554	1.170
Less Distributions
From net investment income	(.644)	(.595)	(.557)	(.648)	(.704)	(.670)
Net asset value, end of period	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770
Total Return B, C	6.59%	1.19%	7.44%	5.86%	5.40%	11.73%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 88,350	$ 157,131	$ 168,019	$ 177,427	$ 211,866	$ 208,861
Ratio of expenses to average net assets	.65%	.66%	.68% A	.67%	.66%	.67% E
Ratio of net investment income to average net assets	6.39%	5.78%	5.78% A	6.27%	6.69%	6.47%
Portfolio turnover rate	153%	138%	176% A	138%	200%	189%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $786,313,099 and $810,362,389, respectively, of which U.S. government and government agency obligations aggregated $412,986,897 and $523,990,897, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 51,294	$ 35
Class T	773,580	7,103
Class B	586,959	424,280
Class C	178,359	97,655
	$ 1,590,192	$ 529,073

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 93,134	$ 39,488
Class T	79,827	30,178
Class B	140,980	140,980*
Class C	8,151	8,151*
	$ 322,092	$ 218,797

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 68,231.20
Class T	692,611.22
Class B	147,247.23
Class C	35,553.20
Institutional Class	170,343.16
	$ 1,113,985

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $16,326,400. The weighted average interest rate was 6.00%. Interest earned from the interfund lending program amounted to $27,210 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,493 under the custodian arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 2,118,454	$ 868,429
Class T	18,584,382	16,224,315
Class B	3,494,654	2,508,941
Class C	942,822	528,467
Institutional Class	6,723,713	9,279,107
Total	$ 31,864,025	$ 29,409,259

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	4,902,349	3,357,531	$ 50,077,303	$ 35,356,066
Reinvestment of distributions	193,209	72,714	1,973,473	761,419
Shares redeemed	(2,616,153)	(1,997,004)	(26,717,363)	(20,973,090)
Net increase (decrease)	2,479,405	1,433,241	$ 25,333,413	$ 15,144,395
Class T Shares sold	14,704,629	17,948,549	$ 150,170,581	$ 189,451,401
Reinvestment of distributions	1,661,438	1,383,474	16,962,342	14,555,972
Shares redeemed	(16,507,172)	(15,455,120)	(168,525,179)	(162,894,381)
Net increase (decrease)	(141,105)	3,876,903	$ (1,392,256)	$ 41,112,992
Class B Shares sold	2,796,903	4,797,807	$ 28,571,712	$ 50,576,586
Reinvestment of distributions	280,308	191,805	2,858,231	2,011,162
Shares redeemed	(3,169,406)	(2,406,744)	(32,309,883)	(25,318,778)
Net increase (decrease)	(92,195)	2,582,868	$ (879,940)	$ 27,268,970
Class C Shares sold	1,610,410	1,681,953	$ 16,444,630	$ 17,687,270
Reinvestment of distributions	70,863	38,404	722,809	402,151
Shares redeemed	(1,347,947)	(626,095)	(13,729,963)	(6,595,292)
Net increase (decrease)	333,326	1,094,262	$ 3,437,476	$ 11,494,129
Institutional Class Shares sold	1,678,500	5,199,325	$ 17,149,282	$ 54,855,022
Reinvestment of distributions	340,111	401,855	3,475,461	4,235,018
Shares redeemed	(8,691,446)	(5,956,114)	(88,908,948)	(62,763,186)
Net increase (decrease)	(6,672,835)	(354,934)	$ (68,284,205)	$ (3,673,146)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 2000

Annual Report

Distributions

A total of 10.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

LTB-ANN-1200	118714
1.539398.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	23	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	32	Notes to the financial statements.
Report of Independent Accountants	39	The auditors' opinion.
Distributions	40

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - Inst CL	6.59%	30.84%	101.57%
LB Int Govt/Credit Bond	6.46%	33.43%	102.72%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	29.18%	89.40%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 117 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - Inst CL	6.59%	5.52%	7.26%
LB Int Govt/Credit Bond	6.46%	5.94%	7.32%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	5.25%	6.59%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $20,157 - a 101.57% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,272 - a 102.72% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.49%	5.55%	5.96%	6.41%	6.83%
Capital returns	0.10%	-4.36%	1.70%	0.57%	-1.50%
Total returns	6.59%	1.19%	7.66%	6.98%	5.33%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.64¢	33.12¢	64.42¢
Annualized dividend rate	6.42%	6.42%	6.30%
30-day annualized yield	6.65%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.34 over the past one month, $10.23 over the past six months and $10.22 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. How did the fund perform, Andy?

A. For the 12 months that ended October 31, 2000, the fund's Institutional Class shares returned 6.59%. By comparison, the Lehman Brothers Intermediate Government/Credit Bond Index returned 6.46% during the same period, while the short-intermediate investment grade debt funds average was up 5.69%, as tracked by Lipper Inc.

Q. What was the investment environment like during the period?

A. Treasury securities were the best-performing sector in the fixed-income market for the overall period, as the reduction in the deficit enabled the federal government to buy back debt, which led to a rally in Treasuries as yields fell and prices rose. Late in 1999, corporate securities also staged a brief rally as fears about potential Y2K computer problems receded and investors entered 2000 with a sense of optimism. However, we saw a turn in investors' attitudes about credit risk during the second half of the 12-month period. Many believed we were approaching the end of a cycle of business expansion and the beginning of a slowdown in economic growth, which potentially could be negative for corporate bonds. At the same time, the heightened focus on stock market performance created pressures among many company managements to support their companies' stock prices. This has encouraged steps such as stock buyback programs and other activities that potentially could cause the credit trends of the companies to deteriorate. Meanwhile, rapidly rising energy prices created another uncertainty for bond investors. In combination, these factors added up to a negative environment for corporate bonds. In contrast, government agency bonds, mortgages and, in particular, asset-backed securities tended to perform well during the period. Among corporate subsectors, defensive areas such as real estate investment trusts (REITs) and utility and energy company bonds tended to perform somewhat better than the overall corporate bond market.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies, and how did they affect performance?

A. I emphasized the spread sectors - those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities. I overweighted mortgages, asset-backed securities and corporate bonds, while underweighting government agency bonds and Treasury securities. While I emphasized corporate securities, which accounted for approximately 44% of net assets on October 31, 2000, I was relatively defensive within the corporate bond sector. For example, I modestly shortened the duration of our corporate bond allocation and increased diversification so the fund was less vulnerable to problems with any individual security. I focused on sound credit analysis and also evaluated individual securities based on the market's heightened sensitivity to deteriorating credit quality. I looked for better credit quality and emphasized defensive sectors. Consistent with our policy, I did not bet on changes in the direction of interest rates and tended to have an interest-rate sensitivity, or duration, close to that of the Lehman Brothers benchmark index.

Q. What specific areas particularly helped performance, and what areas hurt?

A. Our overweighting of mortgages, including commercial mortgage-backed securities, helped performance, as did our investments in REITs and asset-backed securities. Our underweighted position in government agency bonds and our overweighted position in corporate securities hurt. While our overall security selection of corporate bonds tended to be good, we did have some individual laggards. One noteworthy disappointment was our investment in Finova, a commercial finance company. The credit quality of the company has deteriorated, in part because the company was unable to extend its line of credit with its banks. We have sold our position in Finova bonds as of the end of the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I believe we have entered a new period of heightened volatility among the spread sectors as fixed-income investors search for a new equilibrium in setting valuations for credit risk. This volatility, however, is less dramatic among the shorter-term securities in which we invest, and we believe it still makes sense to invest in corporate bonds because of their yield advantages. At the same time, mortgages and asset-backed securities continue to appear very attractive. I have positioned the fund so it is not overly exposed to shifts in the relationships of yields of shorter-term bonds to the yields of longer-term securities.

Fund Facts

Goal: high current income; may also seek capital appreciation

Start date: February 2, 1984

Size: as of October 31, 2000, more than $534 million

Manager: Andrew Dudley, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the bond market's perceptions of the national elections:

"From the perspective of fixed-income investors, the most important outcome of the elections is that there likely will not be any broad, sweeping mandate for change. The results of both the presidential election and the fight for control of Congress are likely to be so close that it will be difficult for anyone to make dramatic shifts in policy. The financial markets would like that result. They don't like the prospect of broad sweeping changes that create uncertainty in the market.

"The new Congress is likely to be almost evenly split between Republicans and Democrats. That means that the defection of just one member, for any reason, can jeopardize the outcome of a vote on any issue. That is not an environment for major change, particularly if you also have a president who has been narrowly elected. The bond market was most fearful of a Republican president with a mandate for cutting taxes and clear Republican control in both houses of Congress. That would have increased the potential for large tax cuts, which could reduce or eliminate the federal surplus, causing an increase in the issuance of Treasury securities, higher interest rates and greater volatility in the bond market. To the extent there was no broad, sweeping mandate, there would be less uncertainty for the bond market to worry about."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	47.6	41.6
Aa	5.4	4.7
A	21.0	25.0
Baa	21.1	20.5
Ba and Below	0.4	0.9
Not Rated	0.7	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2000
6 months ago
Years	5.9	5.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	3.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Corporate Bonds 44.1%		Corporate Bonds 47.1%
	U.S. Government and Government Agency Obligations 32.4%		U.S. Government and Government Agency Obligations 31.6%
	Asset-Backed Securities 7.9%		Asset-Backed Securities 9.1%
	CMOs and Other Mortgage Related Securities 7.0%		CMOs and Other Mortgage Related Securities 4.2%
	Other Investments 5.0%		Other Investments 5.6%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	11.7%	** Foreign investments	13.3%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.1%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
BASIC INDUSTRIES - 1.0%
Chemicals & Plastics - 0.5%
Praxair, Inc. 6.15% 4/15/03	A3	$ 2,640,000	$ 2,568,588
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	570,000	576,253
8.55% 8/1/10	Baa3	1,800,000	1,774,926
Fort James Corp. 6.625% 9/15/04	Baa2	255,000	243,038
			2,594,217
TOTAL BASIC INDUSTRIES			5,162,805
CONSTRUCTION & REAL ESTATE - 2.4%
Real Estate - 0.8%
Arden Realty LP 8.875% 3/1/05	Baa3	1,090,000	1,110,296
Duke Realty LP 7.3% 6/30/03	Baa1	3,000,000	2,981,940
			4,092,236
Real Estate Investment Trusts - 1.6%
Avalonbay Communities, Inc. 8.25% 7/15/08	Baa1	1,500,000	1,524,315
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	640,000	608,032
7.9% 1/15/03	Baa2	2,700,000	2,708,532
Equity Office Properties Trust 6.5% 1/15/04	Baa1	3,000,000	2,908,440
ProLogis Trust 6.7% 4/15/04	Baa1	415,000	402,450
Spieker Properties LP 6.8% 5/1/04	Baa2	535,000	520,271
			8,672,040
TOTAL CONSTRUCTION & REAL ESTATE			12,764,276
DURABLES - 1.5%
Autos, Tires, & Accessories - 1.5%
Daimler-Chrysler North America Holding Corp. 7.4% 1/20/05	A1	5,000,000	5,014,000
TRW, Inc. 6.625% 6/1/04	Baa1	3,000,000	2,882,340
			7,896,340
ENERGY - 2.0%
Oil & Gas - 2.0%
Apache Finance Property Ltd. 6.5% 12/15/07	Baa1	700,000	666,995
Canada Occidental Petroleum Ltd. 7.125% 2/4/04	Baa2	2,000,000	1,974,600
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Conoco, Inc. 5.9% 4/15/04	A3	$ 600,000	$ 582,060
Oryx Energy Co. 8.125% 10/15/05	Baa1	2,465,000	2,566,262
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	2,100,000	2,011,443
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	2,700,000	2,677,914
			10,479,274
FINANCE - 20.0%
Banks - 8.1%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	2,750,000	2,739,110
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	1,200,000	1,168,020
Banc One Corp. 7.25% 8/1/02	A1	2,500,000	2,508,000
Bank of America Corp. 7.8% 2/15/10	Aa3	4,500,000	4,568,220
Bank One Corp. 7.875% 8/1/10	A1	2,950,000	2,968,349
BankBoston Corp. 6.625% 2/1/04	A3	3,200,000	3,137,920
BanPonce Financial Corp. 6.75% 8/9/01	A3	3,850,000	3,839,413
Barclays Bank PLC yankee 5.95% 7/15/01	A1	2,400,000	2,386,080
Capital One Bank 6.76% 7/23/02	Baa2	4,500,000	4,422,285
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,390,000	1,319,346
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	252,205
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	650,000	674,921
Korea Development Bank:
7.125% 4/22/04	Baa2	175,000	170,195
7.375% 9/17/04	Baa2	1,110,000	1,083,959
MBNA Corp. 6.34% 6/2/03	Baa2	450,000	434,430
Midland Bank PLC 8.625% 12/15/04	Aa3	2,700,000	2,845,449
NationsBank Corp. 8.125% 6/15/02	Aa3	3,000,000	3,059,910
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	2,000,000	2,083,200
U.S. Bancorp 7.5% 6/1/26	A2	2,000,000	2,016,880
Union Planters National Bank 6.81% 8/20/01	A3	1,500,000	1,498,320
			43,176,212
Credit & Other Finance - 9.8%
Associates Corp. of North America:
5.875% 7/15/02	A1	3,000,000	2,945,640
6% 4/15/03	A1	1,350,000	1,320,327
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Credit & Other Finance - continued
CIT Group, Inc. 5.5% 2/15/04	A1	$ 290,000	$ 272,542
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,700,000	2,678,616
Commercial Credit Group, Inc. 6.5% 8/1/04	Aa3	3,000,000	2,949,930
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	350,000	347,624
Duke Capital Corp. 7.5% 10/1/09	A3	1,800,000	1,810,134
ERP Operating LP:
6.55% 11/15/01	A3	470,000	466,334
7.1% 6/23/04	A3	3,000,000	2,964,510
Ford Motor Credit Co.:
5.75% 2/23/04	A2	2,800,000	2,673,832
7.75% 11/15/02	A2	100,000	101,233
General Electric Capital Corp. 6.65% 9/3/02	Aaa	5,400,000	5,393,466
General Motors Acceptance Corp.:
7.625% 6/15/04	A2	1,700,000	1,727,302
9% 10/15/02	A2	1,000,000	1,037,040
GS Escrow Corp. 7.125% 8/1/05	Ba1	550,000	504,565
Household Finance Corp. 8% 5/9/05	A2	1,900,000	1,942,997
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	2,000,000	2,104,000
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	1,265,000	1,222,091
PNC Funding Corp. 6.95% 9/1/02	A2	5,000,000	5,002,200
Popular North America, Inc. 7.375% 9/15/01	A3	2,250,000	2,245,725
Qwest Capital Funding, Inc. 7.9% 8/15/10 (c)	Baa1	3,000,000	3,043,650
RBSG Capital Corp. 10.125% 3/1/04	A2	1,500,000	1,619,565
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	1,725,000	1,681,427
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A3	900,000	931,554
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,160,000	1,109,992
6.375% 5/1/09	Baa1	2,000,000	1,789,800
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	590,000	595,900
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,300,000	1,313,000
Unicredito Italiano Capital Trust II yankee 9.2% 10/29/49 (b)(c)	A1	500,000	496,880
			52,291,876
Insurance - 0.2%
The St. Paul Companies, Inc. 7.875% 4/15/05	A1	1,100,000	1,127,390
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Savings & Loans - 0.1%
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	$ 900,000	$ 893,844
Securities Industry - 1.8%
Amvescap PLC yankee 6.6% 5/15/05	A2	700,000	669,046
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,550,000	4,604,418
Merrill Lynch & Co., Inc. 8.3% 11/1/02	Aa3	2,750,000	2,818,255
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	1,500,000	1,505,775
			9,597,494
TOTAL FINANCE			107,086,816
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Tyco International Group SA:
6.875% 9/5/02	Baa1	1,600,000	1,587,920
yankee:
6.125% 6/15/01	Baa1	1,200,000	1,189,260
6.375% 6/15/05	Baa1	1,000,000	964,100
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			3,741,280
MEDIA & LEISURE - 3.3%
Broadcasting - 1.7%
British Sky Broadcasting Group PLC 7.3% 10/15/06	Ba1	2,000,000	1,814,620
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,900,000	2,922,736
Continental Cablevision, Inc. 8.3% 5/15/06	A2	2,370,000	2,427,378
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	1,000,000	948,720
TCI Communications, Inc. 8.65% 9/15/04	A2	900,000	932,841
			9,046,295
Entertainment - 0.4%
Walt Disney Co. 7.3% 2/8/05	A2	2,000,000	2,031,000
Publishing - 1.2%
News America Holdings, Inc. 8.5% 2/15/05	Baa3	2,765,000	2,855,498
Time Warner Entertainment Co. LP 7.25% 9/1/08	Baa2	3,900,000	3,844,659
			6,700,157
TOTAL MEDIA & LEISURE			17,777,452
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
NONDURABLES - 2.7%
Beverages - 0.8%
Seagram JE & Sons, Inc.:
6.4% 12/15/03	Baa3	$ 3,000,000	$ 2,999,760
6.625% 12/15/05	Baa3	1,285,000	1,293,815
			4,293,575
Foods - 1.1%
ConAgra Foods, Inc. 7.875% 9/15/10	Baa1	3,200,000	3,247,488
Nabisco, Inc. 6.85% 6/15/05	Baa2	2,700,000	2,588,274
			5,835,762
Tobacco - 0.8%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	2,700,000	2,596,212
7.5% 4/1/04	A2	750,000	740,955
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,300,000	1,230,229
			4,567,396
TOTAL NONDURABLES			14,696,733
RETAIL & WHOLESALE - 0.7%
General Merchandise Stores - 0.7%
Federated Department Stores, Inc.:
8.5% 6/15/03	Baa1	1,375,000	1,365,348
8.5% 6/1/10	Baa1	2,300,000	2,220,834
			3,586,182
TECHNOLOGY - 1.0%
Communications Equipment - 0.5%
Marconi PLC yankee 7.75% 9/15/10	A3	2,700,000	2,599,182
Computers & Office Equipment - 0.5%
Comdisco, Inc. 5.95% 4/30/02	Baa2	2,000,000	1,460,000
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,500,000	1,497,765
			2,957,765
TOTAL TECHNOLOGY			5,556,947
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TRANSPORTATION - 0.5%
Air Transportation - 0.5%
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	$ 435,000	$ 426,605
7.73% 9/15/12	Baa1	158,342	154,589
Delta Air Lines, Inc. 7.7% 12/15/05	Baa3	2,000,000	1,931,180
			2,512,374
UTILITIES - 8.3%
Cellular - 0.6%
Vodafone AirTouch PLC 7.75% 2/15/10 (c)	A2	3,000,000	3,045,870
Electric Utility - 2.8%
Avon Energy Partners Holdings 6.46% 3/4/08 (c)	Baa2	2,000,000	1,804,220
Dominion Resources, Inc. 7.625% 7/15/05	Baa1	2,000,000	2,019,840
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A2	5,000,000	4,974,550
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	400,000	420,400
NSTAR Companies 8% 2/15/10	A2	2,400,000	2,421,216
Philadelphia Electric Co. 6.5% 5/1/03	Baa1	2,050,000	2,015,355
Texas Utilities Electric Co. 8% 6/1/02	A3	1,475,000	1,496,919
			15,152,500
Gas - 1.7%
Enron Corp.:
6.5% 8/1/02	Baa1	1,000,000	988,700
9.875% 6/15/03	Baa1	3,800,000	4,055,892
Reliant Energy Resources Corp. 8.125% 7/15/05 (c)	Baa1	2,000,000	2,024,020
Sempra Energy 7.95% 3/1/10	A2	1,800,000	1,816,272
			8,884,884
Telephone Services - 3.2%
Cable & Wireless Optus Ltd. 8% 6/22/10 (c)	Baa1	2,000,000	2,065,300
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa2	3,650,000	3,583,716
6.65% 5/15/06	Baa2	1,330,000	1,263,952
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Telephone Services - continued
Telefonica Europe BV 7.75% 9/15/10	A2	$ 2,700,000	$ 2,716,308
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	3,745,000	3,589,508
7.7% 7/20/29	Baa1	1,000,000	943,530
WorldCom, Inc.:
6.4% 8/15/05	A3	900,000	867,663
7.75% 4/1/07	A3	300,000	303,564
8.25% 5/15/10	A3	2,000,000	2,082,900
			17,416,441
TOTAL UTILITIES			44,499,695
TOTAL NONCONVERTIBLE BONDS (Cost $236,299,705)			235,760,174
U.S. Government and Government Agency Obligations - 19.0%

U.S. Government Agency Obligations - 7.7%
Fannie Mae:
6.375% 10/15/02	Aaa	3,000,000	2,998,590
6.5% 4/29/09	Aaa	14,410,000	13,721,058
7% 7/15/05	Aaa	2,260,000	2,302,737
7.125% 2/15/05	Aaa	3,120,000	3,188,234
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	1,800,000	1,927,116
Freddie Mac:
6.875% 1/15/05	Aaa	980,000	992,554
7% 7/15/05	Aaa	15,625,000	15,917,969
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	274,886	277,071
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			41,325,329
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bonds:
11.25% 2/15/15	Aaa	$ 5,325,000	$ 7,984,145
12% 8/15/13	Aaa	10,390,000	14,200,221
14% 11/15/11	Aaa	1,510,000	2,112,581
U.S. Treasury Notes:
5.25% 5/31/01	Aaa	6,700,000	6,654,581
5.5% 2/15/08	Aaa	11,715,000	11,466,056
7.5% 11/15/01	Aaa	6,190,000	6,262,547
7.875% 8/15/01	Aaa	11,300,000	11,427,125
TOTAL U.S. TREASURY OBLIGATIONS			60,107,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,084,590)			101,432,585
U.S. Government Agency - Mortgage Securities - 13.4%

Fannie Mae - 8.4%
5.5% 9/1/10 to 5/1/11	Aaa	1,295,278	1,230,959
6% 3/1/11 to 2/1/14	Aaa	11,375,526	10,956,555
6.5% 4/1/29 to 12/1/29	Aaa	3,486,058	3,350,149
7% 12/1/23 to 12/1/28	Aaa	2,835,758	2,786,977
7.5% 8/1/17 to 6/1/29	Aaa	16,338,324	16,337,395
8% 1/1/30 to 8/1/30	Aaa	6,226,687	6,302,528
8.5% 6/1/11 to 9/1/25	Aaa	1,241,623	1,271,745
9.5% 2/1/25	Aaa	1,231,926	1,295,444
10% 1/1/20	Aaa	29,544	31,658
10.5% 7/1/11 to 8/1/20	Aaa	175,191	187,868
11% 8/1/15	Aaa	1,063,827	1,153,848
12.5% 2/1/11 to 4/1/15	Aaa	51,859	58,486
TOTAL FANNIE MAE			44,963,612
Freddie Mac - 1.1%
7.5% 9/1/30 to 11/1/30	Aaa	3,919,611	3,917,141
8.5% 9/1/24 to 8/1/27	Aaa	1,225,336	1,255,732
9.5% 1/1/17	Aaa	13,647	14,261
10% 4/1/06 to 8/1/10	Aaa	93,655	96,088
10.25% 12/1/09	Aaa	21,954	23,067
10.5% 5/1/21	Aaa	256,433	276,981
11% 12/1/11	Aaa	15,120	16,135
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Freddie Mac - continued
11.5% 10/1/15	Aaa	$ 52,250	$ 57,015
11.75% 10/1/10	Aaa	31,649	34,009
TOTAL FREDDIE MAC			5,690,429
Government National Mortgage Association - 3.9%
6.5% 2/15/29	Aaa	4,411,018	4,258,000
7.5% 2/15/28 to 10/15/28	Aaa	295,545	296,583
8% 2/15/02 to 6/15/25	Aaa	1,547,162	1,570,358
8.5% 4/15/17 to 10/15/30	Aaa	13,983,380	14,342,594
11% 7/20/19 to 8/20/19	Aaa	186,224	200,829
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			20,668,364
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $72,051,847)			71,322,405
Asset-Backed Securities - 7.9%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	1,100,000	1,073,182
Americredit Automobile Receivables Trust 7.15% 8/15/04	Aaa	4,000,000	4,017,500
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	3,000,000	3,007,500
Capital One Master Trust 7.1% 4/17/06	Aaa	4,000,000	4,040,000
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	75,071	75,000
Conseco Finance Securitizations Corp. 7.3% 5/1/31	Aaa	3,500,000	3,518,585
Discover Card Master Trust I 5.85% 11/16/04	A2	2,000,000	1,973,438
Ford Credit Auto Owner Trust:
6.4% 12/15/02	Aa2	590,000	587,004
7.03% 11/15/03	Aaa	332,000	334,646
MBNA Master Credit Card Trust II 7.35% 7/16/07	Aaa	4,500,000	4,609,160
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	2,500,000	2,503,906
Premier Auto Trust 5.59% 2/9/04	Aaa	5,000,000	4,909,350
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II:
5.65% 3/17/09	Aaa	$ 2,000,000	$ 1,938,740
7% 7/15/08	Aaa	5,100,000	5,133,456
West Penn Funding LLC 6.81% 9/25/08	Aaa	4,500,000	4,493,496
TOTAL ASSET-BACKED SECURITIES (Cost $41,955,888)			42,214,963
Collateralized Mortgage Obligations - 1.1%

U.S. Government Agency - 1.1%
Freddie Mac sequential pay Series 2061 Class J, 6.5% 9/20/22	Aaa	2,176,882	2,142,182
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	3,933,991	3,862,668
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,998,964)			6,004,850
Commercial Mortgage Securities - 5.9%

Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 12/17/07	Aaa	3,559,129	3,602,506
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-SPICE Class D, 7.332% 4/20/08	-	4,000,000	3,934,376
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	2,075,821	2,103,450
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	2,519,592	2,484,162
Series 1998-FL1:
Class D, 7.1188% 12/10/00 (c)(d)	Aa1	1,600,000	1,599,875
Class E, 7.4688% 1/10/13 (c)(d)	Baa1	2,970,000	3,022,670
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (c)	A2	1,000,000	1,003,125
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 9/15/08	Aaa	3,588,974	3,687,671
Hilton Hotel Pool Trust Series 2000 HLT Class A1, 7.055% 10/3/10	Aaa	2,000,000	2,004,942
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	2,753,184	2,767,272
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A1, 7.95% 5/15/09	Aaa	$ 2,874,661	$ 2,989,647
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,460,840
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,267,822)			31,660,536
Foreign Government and Government Agency Obligations (e) - 3.2%

Canadian Government 6.125% 7/15/02	Aa1	5,000,000	4,972,500
Chile Republic 6.875% 4/28/09	Baa1	2,700,000	2,494,773
Korean Republic yankee:
8.75% 4/15/03	Baa2	550,000	562,265
8.875% 4/15/08	Baa2	2,000,000	2,079,920
New Brunswick Province yankee 7.125% 10/1/02	A1	2,250,000	2,268,878
Quebec Province 5.75% 2/15/09	A2	2,500,000	2,292,000
United Mexican States 8.5% 2/1/06	Baa3	2,400,000	2,392,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,972,631)			17,063,136
Supranational Obligations - 1.8%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $9,937,100)	Aaa	10,000,000	9,753,200
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $19,951,000)	$ 19,954,668	$ 19,951,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $535,519,547)		535,162,849
NET OTHER ASSETS - (0.1)%		(635,358)
NET ASSETS - 100%		$ 534,527,491
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,840,202 or 5.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	73.1%	AAA, AA, A	62.5%
Baa	21.1%	BBB	21.8%
Ba	0.4%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
United Kingdom	3.8
Canada	2.8
Multi-National	1.8
Others (individually less than 1%)	3.3
100.0%
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $535,849,274. Net unrealized depreciation aggregated $686,425, of which $4,342,505 related to appreciated investment securities and $5,028,930 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $27,085,000 of which $9,361,000, $1,410,000, $3,985,000 and $12,329,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $19,951,000) (cost $535,519,547) - See accompanying schedule		$ 535,162,849
Cash		26,317
Receivable for investments sold		6,656,487
Receivable for fund shares sold		1,215,361
Interest receivable		7,576,522
Total assets		550,637,536
Liabilities
Payable for investments purchased	$ 10,989,196
Payable for fund shares redeemed	4,319,908
Distributions payable	318,030
Accrued management fee	191,174
Distribution fees payable	136,942
Other payables and accrued expenses	154,795
Total liabilities		16,110,045
Net Assets		$ 534,527,491
Net Assets consist of:
Paid in capital		$ 562,970,197
Distributions in excess of net investment income		(696,903)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,389,105)
Net unrealized appreciation (depreciation) on investments		(356,698)
Net Assets		$ 534,527,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,176,535 ÷ 4,675,703 shares)	$10.30
Maximum offering price per share (100/96.25 of $10.30)	$10.70
Class T: Net Asset Value and redemption price per share ($313,887,279 ÷ 30,451,607 shares)	$10.31
Maximum offering price per share (100/97.25 of $10.31)	$10.60
Class B: Net Asset Value and offering price per share ($63,583,540 ÷ 6,175,831 shares) A	$10.30
Class C: Net Asset Value and offering price per share ($20,530,237 ÷ 1,994,333 shares) A	$10.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($88,349,900 ÷ 8,561,425 shares)	$10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 37,609,266
Security lending		43,742
Total Income		37,653,008
Expenses
Management fee	$ 2,277,055
Transfer agent fees	1,113,985
Distribution fees	1,590,192
Accounting and security lending fees	158,368
Non-interested trustees' compensation	1,802
Custodian fees and expenses	36,706
Registration fees	122,115
Audit	36,950
Legal	8,534
Miscellaneous	5,072
Total expenses before reductions	5,350,779
Expense reductions	(4,493)	5,346,286
Net investment income		32,306,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(12,232,243)
Change in net unrealized appreciation (depreciation) on investment securities		11,362,314
Net gain (loss)		(869,929)
Net increase (decrease) in net assets resulting from operations		$ 31,436,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 32,306,722	$ 30,133,116
Net realized gain (loss)	(12,232,243)	(4,437,550)
Change in net unrealized appreciation (depreciation)	11,362,314	(20,620,170)
Net increase (decrease) in net assets resulting from operations	31,436,793	5,075,396
Distributions to shareholders from net investment income	(31,864,025)	(29,409,259)
Share transactions - net increase (decrease)	(41,785,512)	91,347,340
Total increase (decrease) in net assets	(42,212,744)	67,013,477
Net Assets
Beginning of period	576,740,235	509,726,758
End of period (including distributions in excess of net investment income of $696,903 and $1,366,046, respectively)	$ 534,527,491	$ 576,740,235

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998 H	1997 I	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.770	$ 10.560	$ 10.590	$ 10.350
Income from Investment Operations
Net investment income D	.629	.580	.537	.615	.159
Net realized and unrealized gain (loss)	(.002)	(.474)	.207	(.023)	.235
Total from investment operations	.627	.106	.744	.592	.394
Less Distributions
From net investment income	(.627)	(.576)	(.534)	(.622)	(.154)
Net asset value, end of period	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590
Total Return B, C	6.32%	1.00%	7.21%	5.81%	3.83%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 48,177	$ 22,628	$ 8,217	$ 3,819	$ 687
Ratio of expenses to average net assets	.84%	.87%	.90% A, F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.84%	.86% G	.90% A	.90%	.90% A
Ratio of net investment income to average net assets	6.20%	5.58%	5.51% A	5.93%	6.45% A
Portfolio turnover rate	153%	138%	176% A	138%	200%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

I Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998 G	1997 H	1996 H	1995 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760	$ 10.260
Income from Investment Operations
Net investment income	.620 D	.576 D	.537 D	.625 D	.671 D	.649
Net realized and unrealized gain (loss)	(.006)	(.473)	.201	(.058)	(.147)	.491
Total from investment operations	.614	.103	.738	.567	.524	1.140
Less Distributions
From net investment income	(.614)	(.563)	(.528)	(.617)	(.674)	(.640)
Net asset value, end of period	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760
Total Return B, C	6.18%	0.98%	7.15%	5.56%	5.10%	11.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 313,887	$ 315,350	$ 287,734	$ 278,869	$ 262,103	$ 228,439
Ratio of expenses to average net assets	.97%	.97%	.98% A	.96%	.97%	.94% E
Ratio of expenses to average net assets after expense reductions	.97%	.97%	.98% A	.96%	.96% F	.94%
Ratio of net investment income to average net assets	6.07%	5.48%	5.48% A	5.97%	6.38%	6.20%
Portfolio turnover rate	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Eleven months ended October 31

H Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750	$ 10.250
Income from Investment Operations
Net investment income	.553 D	.506 D	.468 D	.551 D	.597 D	.579
Net realized and unrealized gain (loss)	(.006)	(.467)	.214	(.057)	(.153)	.483
Total from investment operations	.547	.039	.682	.494	.444	1.062
Less Distributions
From net investment income	(.547)	(.499)	(.462)	(.544)	(.604)	(.562)
Net asset value, end of period	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750
Total Return B, C	5.50%	0.37%	6.60%	4.83%	4.32%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 63,584	$ 64,532	$ 39,657	$ 22,201	$ 18,972	$ 15,830
Ratio of expenses to average net assets	1.62%	1.61%	1.65% A, E	1.65% E	1.66% E	1.70% E
Ratio of net investment income to average net assets	5.42%	4.83%	4.79% A	5.27%	5.69%	5.44%
Portfolio turnover rate	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.290	$ 10.760	$ 10.560	$ 10.570
Income from Investment Operations
Net investment income D	.545	.492	.453	.031
Net realized and unrealized gain (loss)	(.005)	(.472)	.199	(.005)
Total from investment operations	.540	.020	.652	.026
Less Distributions
From net investment income	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 10.290	$ 10.290	$ 10.760	$ 10.560
Total Return B, C	5.42%	0.19%	6.30%	0.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 20,530	$ 17,099	$ 6,100	$ 160
Ratio of expenses to average net assets	1.69%	1.71%	1.75% A, F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.69%	1.71%	1.75% A	1.73% A, G
Ratio of net investment income to average net assets	5.35%	4.73%	4.67% A	4.42% A
Portfolio turnover rate	153%	138%	176% A	138%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770	$ 10.270
Income from Investment Operations
Net investment income	.656 D	.610 D	.566 D	.658 D	.705 D	.671
Net realized and unrealized gain (loss)	(.002)	(.485)	.201	(.060)	(.151)	.499
Total from investment operations	.654	.125	.767	.598	.554	1.170
Less Distributions
From net investment income	(.644)	(.595)	(.557)	(.648)	(.704)	(.670)
Net asset value, end of period	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770
Total Return B, C	6.59%	1.19%	7.44%	5.86%	5.40%	11.73%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 88,350	$ 157,131	$ 168,019	$ 177,427	$ 211,866	$ 208,861
Ratio of expenses to average net assets	.65%	.66%	.68% A	.67%	.66%	.67% E
Ratio of net investment income to average net assets	6.39%	5.78%	5.78% A	6.27%	6.69%	6.47%
Portfolio turnover rate	153%	138%	176% A	138%	200%	189%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $786,313,099 and $810,362,389, respectively, of which U.S. government and government agency obligations aggregated $412,986,897 and $523,990,897, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 51,294	$ 35
Class T	773,580	7,103
Class B	586,959	424,280
Class C	178,359	97,655
	$ 1,590,192	$ 529,073

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 93,134	$ 39,488
Class T	79,827	30,178
Class B	140,980	140,980*
Class C	8,151	8,151*
	$ 322,092	$ 218,797

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 68,231.20
Class T	692,611.22
Class B	147,247.23
Class C	35,553.20
Institutional Class	170,343.16
	$ 1,113,985

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $16,326,400. The weighted average interest rate was 6.00%. Interest earned from the interfund lending program amounted to $27,210 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,493 under the custodian arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 2,118,454	$ 868,429
Class T	18,584,382	16,224,315
Class B	3,494,654	2,508,941
Class C	942,822	528,467
Institutional Class	6,723,713	9,279,107
Total	$ 31,864,025	$ 29,409,259

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	4,902,349	3,357,531	$ 50,077,303	$ 35,356,066
Reinvestment of distributions	193,209	72,714	1,973,473	761,419
Shares redeemed	(2,616,153)	(1,997,004)	(26,717,363)	(20,973,090)
Net increase (decrease)	2,479,405	1,433,241	$ 25,333,413	$ 15,144,395
Class T Shares sold	14,704,629	17,948,549	$ 150,170,581	$ 189,451,401
Reinvestment of distributions	1,661,438	1,383,474	16,962,342	14,555,972
Shares redeemed	(16,507,172)	(15,455,120)	(168,525,179)	(162,894,381)
Net increase (decrease)	(141,105)	3,876,903	$ (1,392,256)	$ 41,112,992
Class B Shares sold	2,796,903	4,797,807	$ 28,571,712	$ 50,576,586
Reinvestment of distributions	280,308	191,805	2,858,231	2,011,162
Shares redeemed	(3,169,406)	(2,406,744)	(32,309,883)	(25,318,778)
Net increase (decrease)	(92,195)	2,582,868	$ (879,940)	$ 27,268,970
Class C Shares sold	1,610,410	1,681,953	$ 16,444,630	$ 17,687,270
Reinvestment of distributions	70,863	38,404	722,809	402,151
Shares redeemed	(1,347,947)	(626,095)	(13,729,963)	(6,595,292)
Net increase (decrease)	333,326	1,094,262	$ 3,437,476	$ 11,494,129
Institutional Class Shares sold	1,678,500	5,199,325	$ 17,149,282	$ 54,855,022
Reinvestment of distributions	340,111	401,855	3,475,461	4,235,018
Shares redeemed	(8,691,446)	(5,956,114)	(88,908,948)	(62,763,186)
Net increase (decrease)	(6,672,835)	(354,934)	$ (68,284,205)	$ (3,673,146)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 2000

Annual Report

Distributions

A total of 10.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

LTBI-ANN-1200	118715
1.539399.103

(Fidelity Investment logo)(registered trademark)

Fidelity®

Mortgage Securities Fund

(Initial Class of Fidelity Advisor Mortgage
Securities Fund)

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.
Report of Independent Accountants	31	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities - Initial CL	7.66%	36.76%	112.10%
LB Mortgage	7.57%	38.70%	113.69%
US Mortgage Funds Average	6.73%	32.12%	98.71%

Cumulative total returns show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 64 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities - Initial CL	7.66%	6.46%	7.81%
LB Mortgage	7.57%	6.76%	7.89%
US Mortgage Funds Average	6.73%	5.72%	7.10%

Average annual total returns take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

Annual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund - Initial Class on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $21,210 - a 112.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,369 - a 113.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	7.18%	6.19%	6.17%	6.60%	6.66%
Capital returns	0.48%	-3.05%	-0.18%	2.26%	0.08%
Total returns	7.66%	3.14%	5.99%	8.86%	6.74%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.84¢	34.80¢	71.83¢
Annualized dividend rate	6.52%	6.64%	6.93%
30-day annualized yield	6.77%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.54 over the past one month, $10.40 over the past six months and $10.37 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2000, the fund's Initial Class shares returned 7.66%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 6.73% for the same period, according to Lipper Inc. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 7.57%.

Fund Talk: The Manager's Overview - continued

Q. What factors influenced the fund's performance?

Annual Report

A. In the plus column was the fund's relatively large weighting in commercial mortgage-backed securities (CMBS) - which accounted for about 15% of the fund's net assets at the end of the period. CMBS are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. They seemingly had the wind at their backs during the past year. Rising interest rates, which hurt many other fixed-income securities, boosted outstanding CMBS by limiting issuance of new securities. Second, there was overall improvement in the credit quality of the sector thanks to the strong economy and better commercial real estate fundamentals as rents and occupancies increased. Finally, the Labor Department proposed allowing private pension funds to buy some mortgage securities that had been off-limits.

Q. How did mortgage securities made up of home loans - those issued by Fannie Mae, Freddie Mac and Ginnie Mae - perform during the year?

A. Generally speaking, they performed poorly early on but improved quite a bit in the second half of the year. At first, rising interest rates were a drag on the performance of these mortgage securities, pushing their yields higher and their prices lower. At the same time, good economic conditions translated into a strong housing market, prompting more mortgage prepayment. More recently, mortgage security prices firmed as it became evident that previous interest-rate hikes had helped slow the economy. In response, mortgage prepayments fell and the outstanding supply was reduced. Against that backdrop, various types of mortgage securities fell in and out of favor during the year. For instance, Ginnie Mae securities - which accounted for a smaller portion of the fund than of the Lehman Brothers index - outpaced Fannie Mae and Freddie Mac securities during much of the year. That was due to a very small supply of Ginnie Mae securities. Some legislators floated the idea of even cutting off their longstanding but never-used lines of credit. Having a relatively small weighting in Ginnie Mae securities probably was the biggest disappointment for the year.

Q. What helped Fannie Mae and Freddie Mac securities regain their footing?

A. The yield advantage offered by Fannie Mae and Freddie Mac securities - as much as 10 basis points (0.10 percentage points) - over Ginnie Maes was one factor that helped them rebound. Also, the legislative pressure on the agencies eased when Fannie Mae and Freddie Mac made some concessions to legislators, adopting measures to improve their capital structure and allow more scrutiny of their books. In response, demand for their securities improved as more investors became attracted to their relatively high yields and cheap prices.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Interest rates have been relatively volatile over the past year. How did you manage the fund's sensitivity to interest-rate changes?

A. I kept the fund's duration - a gauge of its interest-rate sensitivity - in line with the mortgage securities market as a whole as measured by the Lehman Brothers Mortgage-Backed Securities Index. That meant I avoided positioning the fund with more or less sensitivity based on my view of where interest rates were headed.

Q. What's your outlook?

A. I'm optimistic about the prospects for mortgage securities. Even though there's the possibility that interest rates will move lower, I don't see a large wave of mortgage prepayment in the future. By my calculations, mortgage rates would have to decline at least one full percentage point from current levels in order for prepayments to accelerate at a meaningful level. Given that, I think that mortgage securities offer very attractive values at current levels, offering yields that are well in excess of U.S. Treasury securities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gain

Start date: December 31, 1984

Size: as of October 31, 2000, more than $466 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on the strength of the housing market and its effect on mortgage securities:

"Sometimes, significant interest-rate volatility - such as we've seen during the past year - can lead to an increase in the rate of mortgage prepayments, which can have negative implications for the mortgage market. This past year, however, that was not the case. The strong housing market, fueled by the robust economy, favorable employment growth and rising personal incomes, benefited the mortgage market during the past year. Thanks to a significant wave of refinancing activity in 1998 and early 1999, the vast majority of mortgages outstanding 12 months ago carried interest rates of 6.5% to 7.0%. As interest rates climbed throughout the past year, these bonds started to trade below their par value of $100. Essentially, investors weren't willing to pay full price - or par - for a bond that paid less income when they could buy a newly issued bond with a higher income. As a result, 6.5% to 7.0% mortgage securities began to trade at discount prices ranging from $92 to $96. But given the fact that the housing market was strong and many homeowners decided to move into other homes, many of those mortgage securities were paid off at par, resulting in fairly good performance for the mortgage market as a whole."

Annual Report

Investment Changes

|

Coupon Distribution as of October 31, 2000
	% of fund's investments	% of fund's investments 6 months ago
Less than 6%	0.4	0.5
6 - 6.99%	32.6	45.0
7 - 7.99%	43.7	38.4
8 - 8.99%	14.0	9.9
9% and over	2.8	4.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	7.1	8.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	3.7	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000	As of April 30, 2000
Mortgage Securities 77.3%	Mortgage Securities 77.1%
CMOs and Other Mortgage Related Securities 19.3%	CMOs and Other Mortgage Related Securities 21.8%
U.S. Government Agency Obligations 3.1%	U.S. Government Agency Obligations 3.9%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets (2.8)%*

* Short-term investments and net other assets are not included in the pie chart.

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 3.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.1%
Fannie Mae 6.5% 4/29/09 (Cost $14,292,808)	$ 15,440,000	$ 14,701,814
U.S. Government Agency - Mortgage Securities - 77.3%

Fannie Mae - 48.5%
6% 2/1/14 to 6/1/29	17,285,396	16,223,096
6.5% 9/1/10 to 2/1/30	66,387,810	63,905,089
7% 3/1/19 to 10/1/30	71,013,814	69,662,626
7% 11/1/30 (b)	15,000,000	14,695,313
7.5% 3/1/22 to 11/1/30	40,259,542	40,213,187
8% 1/1/07 to 7/1/30	13,049,020	13,209,123
8.25% 1/1/13	54,630	55,566
8.5% 6/1/16 to 11/1/23	2,946,350	3,021,512
8.75% 11/1/08 to 7/1/09	122,645	125,817
9% 1/1/08 to 2/1/13	497,626	512,597
9.5% 5/1/03 to 8/1/22	2,747,955	2,835,347
11% 12/1/02 to 8/1/10	834,963	905,168
12.25% 5/1/13 to 6/1/15	146,833	164,723
12.5% 11/1/14 to 3/1/16	279,804	316,089
12.75% 2/1/14 to 6/1/15	44,209	49,029
13.5% 9/1/13 to 12/1/14	129,910	149,843
14% 11/1/14	40,901	47,586
		226,091,711
Freddie Mac - 12.1%
5% 7/1/10	2,010,726	1,866,834
6% 2/1/29 to 7/1/29	4,606,402	4,321,358
6.5% 1/1/24 to 9/1/24	20,168,922	19,511,494
7% 7/1/29 to 9/1/29	7,508,084	7,360,249
7.5% 6/1/26 to 11/1/30	6,307,591	6,309,623
7.5% 11/1/30 (b)	7,275,000	7,270,453
8% 10/1/07 to 4/1/21	487,909	493,337
8.5% 11/1/03 to 5/1/30	2,741,499	2,801,348
9% 9/1/08 to 5/1/21	3,334,308	3,434,549
10% 1/1/09 to 5/1/19	930,499	974,266
10.5% 8/1/10 to 2/1/16	83,810	88,684
11.5% 4/1/12	54,722	59,735
12.25% 6/1/14 to 7/1/15	106,234	119,159
12.5% 5/1/12 to 12/1/14	521,724	580,346
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
12.75% 6/1/05 to 3/1/15	$ 55,553	$ 60,251
13% 1/1/11 to 6/1/15	865,615	995,218
		56,246,904
Government National Mortgage Association - 16.7%
6.5% 5/15/28 to 1/15/29	4,059,163	3,918,350
7% 1/15/26 to 6/15/29 (d)	16,431,436	16,196,453
7.5% 7/15/05 to 9/15/27	12,034,063	12,123,749
8% 4/15/02 to 12/15/25	7,861,876	8,003,375
8.5% 7/15/16 to 10/15/30	35,803,208	36,731,278
9% 9/20/16 to 4/20/18	60,050	61,959
9.5% 8/15/09 to 12/15/24	72,451	76,491
10.5% 1/15/01 to 2/20/18	487,533	519,050
13% 10/15/13	43,913	50,431
13.5% 7/15/11 to 10/15/14	56,959	65,227
		77,746,363
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $362,314,237)		360,084,978
Collateralized Mortgage Obligations - 4.3%

U.S. Government Agency - 4.3%
Fannie Mae REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	9,369,247
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	9,128,100
Freddie Mac REMIC planned amortization class Series 70 Class C, 9% 9/15/20	1,404,060	1,445,298
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,677,765)		19,942,645
Commercial Mortgage Securities - 15.0%

Bankers Trust II Series 1999-S1A Class D, 8.81% 2/28/14 (a)(c)	5,000,000	5,010,938
CBM Funding Corp. sequential pay Series 1996-1 Class A3PI, 7.08% 11/1/07	2,300,000	2,296,586
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	1,902,938
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	10,200,000	9,431,813
Federal Deposit Insurance Corp. REMIC Trust sequential pay Series 1996-C1 Class 1A, 6.75% 7/25/26	2,242,680	2,220,078
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9698% 4/13/31 (a)(c)	$ 1,600,000	$ 1,450,500
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.3619% 3/17/28 (c)	15,000,000	14,067,188
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 7.5213% 2/15/34 (a)(c)	7,900,000	7,755,579
Class A5, 7.8713% 2/15/34 (a)(c)	5,278,196	5,156,138
Structured Asset Securities Corp. Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,097,744
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (a)	18,200,000	17,531,720
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $72,038,810)		69,921,222
Cash Equivalents - 7.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $32,822,000)	$ 32,828,035	32,822,000
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $501,145,620)		497,472,659
NET OTHER ASSETS - (6.7)%		(31,448,023)
NET ASSETS - 100%		$ 466,024,636
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,904,875 or 7.9% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) A portion of this security is subject to a forward commitment to sell.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $501,225,418. Net unrealized depreciation aggregated $3,752,759, of which $3,729,911 related to appreciated investment securities and $7,482,670 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $8,706,000 of which $5,050,000 and $3,656,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $32,822,000) (cost $501,145,620) - See accompanying schedule		$ 497,472,659
Commitment to sell securities on a delayed delivery basis	$ (14,775,000)
Receivable for securities sold on a delayed delivery basis	14,906,250	131,250
Receivable for investments sold, regular delivery		113,202
Cash		485
Receivable for fund shares sold		182,244
Interest receivable		2,409,643
Total assets		500,309,483
Liabilities
Payable for investments purchased Regular delivery	8,232,107
Delayed delivery	22,113,125
Payable for fund shares redeemed	3,103,942
Distributions payable	505,453
Accrued management fee	168,882
Distribution fees payable	27,900
Other payables and accrued expenses	133,438
Total liabilities		34,284,847
Net Assets		$ 466,024,636
Net Assets consist of:
Paid in capital		$ 477,537,240
Undistributed net investment income		813,267
Accumulated undistributed net realized gain (loss) on investments		(8,784,160)
Net unrealized appreciation (depreciation) on investments		(3,541,711)
Net Assets		$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,610,260 ÷ 437,974 shares)	$10.53
Maximum offering price per share (100/95.25 of $10.53)	$11.06
Class T: Net Asset Value and redemption price per share ($61,359,366 ÷ 5,823,010 shares)	$10.54
Maximum offering price per share (100/96.50 of $10.54)	$10.92
Class B: Net Asset Value and offering price per share ($19,910,805 ÷ 1,891,662 shares) A	$10.53
Initial Class: Net Asset Value, offering price and redemption price per share ($371,106,546 ÷ 35,209,347 shares)	$10.54
Institutional Class: Net Asset Value, offering price and redemption price per share ($9,037,659 ÷ 859,087 shares)	$10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 32,656,104
Expenses
Management fee	$ 1,899,545
Transfer agent fees	759,081
Distribution fees	261,047
Accounting fees and expenses	143,998
Non-interested trustees' compensation	1,585
Custodian fees and expenses	69,446
Registration fees	93,364
Audit	54,560
Legal	7,135
Miscellaneous	2,586
Total expenses before reductions	3,292,347
Expense reductions	(12,991)	3,279,356
Net investment income		29,376,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(3,442,334)
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,356,250
Delayed delivery commitments	131,250	6,487,500
Net gain (loss)		3,045,166
Net increase (decrease) in net assets resulting from operations		$ 32,421,914

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 29,376,748	$ 30,638,885
Net realized gain (loss)	(3,442,334)	(5,620,586)
Change in net unrealized appreciation (depreciation)	6,487,500	(10,190,965)
Net increase (decrease) in net assets resulting from operations	32,421,914	14,827,334
Distributions to shareholders From net investment income	(30,637,049)	(30,183,549)
From net realized gain	-	(6,924,572)
Total distributions	(30,637,049)	(37,108,121)
Share transactions - net increase (decrease)	(9,263,825)	(14,273,306)
Total increase (decrease) in net assets	(7,478,960)	(36,554,093)
Net Assets
Beginning of period	473,503,596	510,057,689
End of period (including undistributed net investment income of $813,267 and $1,901,973, respectively)	$ 466,024,636	$ 473,503,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.086	(.336)	(.061)	.048	.224
Total from investment operations	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Ratio of expenses to average net assets	.88%	.90% E	.90% E	.90% A, E	.90% A, E
Ratio of net investment income to average net assets	6.44%	6.09%	6.01%	6.18% A	6.09% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.092	(.338)	(.063)	.048	.233
Total from investment operations	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Ratio of expenses to average net assets	1.00%	1.00% E	1.00% E	1.00% A, E	1.00% A, E
Ratio of net investment income to average net assets	6.33%	5.99%	6.05%	6.10% A	5.99% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.081	(.324)	(.064)	.065	.214
Total from investment operations	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Ratio of expenses to average net assets	1.60%	1.62%	1.65% E	1.65% A, E	1.65% A, E
Ratio of net investment income to average net assets	5.73%	5.37%	5.37%	5.32% A	5.34% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended October 31,	2000	1999	1998	1997 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780	$ 10.890
Income from Investment Operations
Net investment income	.690 D	.674 D	.700 D	.176 D	.678 D	.729
Net realized and unrealized gain (loss)	.078	(.342)	(.056)	.047	.391	(.015)
Total from investment operations	.768	.332	.644	.223	1.069	.714
Less Distributions
From net investment income	(.718)	(.662)	(.664)	(.173)	(.689)	(.724)
From net realized gain	-	(.150)	(.030)	(.080)	(.110)	(.100)
Total distributions	(.718)	(.812)	(.694)	(.253)	(.799)	(.824)
Net asset value, end of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Total Return B, C	7.66%	3.14%	5.99%	2.05%	10.34%	6.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113	$ 488,162
Ratio of expenses to average net assets	.67%	.70%	.71%	.72% A	.73%	.74%
Ratio of expenses to average net assets after expense reductions	.67%	.70%	.71%	.72% A	.73%	.73% E
Ratio of net investment income to average net assets	6.65%	6.29%	6.34%	6.36% A	6.26%	6.75%
Portfolio turnover rate	99%	183%	262%	125% A	149%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Three months ended October 31

G Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997 H	1997 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.080	(.343)	(.063)	.050	.226
Total from investment operations	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	(.150)	(.030)	(.080)	-
Total distributions	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Ratio of expenses to average net assets	.73%	.75% E	.75% E	.75% A, E	.75% A, E
Ratio of expenses to average net assets after expense reductions	.72% F	.75%	.75%	.75% A	.70% A, F
Ratio of net investment income to average net assets	6.60%	6.24%	6.30%	6.35% A	6.29% A
Portfolio turnover rate	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

H Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28,1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $455,603,228 and $472,388,211, respectively, of which U.S. government and government agency obligations aggregated $439,935,274 and $444,362,092, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*

* .65% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,801	$ 9
Class T	82,308	1,661
Class B	172,938	124,900
	$ 261,047	$ 126,570

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 19,275	$ 5,275
Class T	45,570	13,922
Class B	104,949	104,949*
	$ 169,794	$ 124,146

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 8,617.22
Class T	78,644.24
Class B	36,267.19
Initial Class	607,430.16
Institutional Class	28,123.22
	$ 759,081

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $12,619 under the custodian arrangement, and Initial Class' transfer agent expenses were reduced by $372 under the transfer agent arrangement.

Annual Report
Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 259,663	$ 153,223
Class T	2,169,235	1,450,107
Class B	1,158,837	724,614
Initial Class	26,148,441	26,727,640
Institutional Class	900,873	1,127,965
Total	$ 30,637,049	$ 30,183,549
From net realized gain
Class A	$ -	$ 26,293
Class T	-	278,709
Class B	-	132,050
Initial Class	-	6,182,269
Institutional Class	-	305,251
Total	$ -	$ 6,924,572

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999
Class A Shares sold	215,111	233,326	$ 2,232,936	$ 2,488,784
Reinvestment of distributions	18,825	11,952	195,149	127,329
Shares redeemed	(90,958)	(120,472)	(941,418)	(1,280,382)
Net increase (decrease)	142,978	124,806	$ 1,486,667	$ 1,335,731
Class T Shares sold	4,402,524	2,003,369	$ 45,948,619	$ 21,386,352
Reinvestment of distributions	163,509	148,336	1,696,640	1,582,559
Shares redeemed	(1,514,665)	(1,122,570)	(15,663,958)	(11,947,707)
Net increase (decrease)	3,051,368	1,029,135	$ 31,981,301	$ 11,021,204

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999	2000	1999
Class B Shares sold	652,666	1,505,268	$ 6,775,572	$ 16,049,817
Reinvestment of distributions	85,020	63,855	880,755	679,689
Shares redeemed	(669,424)	(461,420)	(6,925,550)	(4,891,488)
Net increase (decrease)	68,262	1,107,703	$ 730,777	$ 11,838,018
Initial Class Shares sold	3,201,394	3,914,002	$ 33,214,158	$ 41,964,545
Reinvestment of distributions	2,034,985	2,515,203	21,102,123	26,913,754
Shares redeemed	(8,824,923)	(9,502,966)	(91,371,208)	(101,601,425)
Net increase (decrease)	(3,588,544)	(3,073,761)	$ (37,054,927)	$ (32,723,126)
Institutional Class Shares sold	827,963	667,600	$ 8,501,722	$ 7,141,162
Reinvestment of distributions	43,983	70,535	454,723	754,625
Shares redeemed	(1,486,148)	(1,277,677)	(15,364,088)	(13,640,920)
Net increase (decrease)	(614,202)	(539,542)	$ (6,407,643)	$ (5,745,133)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 2000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MOR-ANN-1200	119002
1.538542.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T and Class C

Annual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	15	The manager's review of fund performance, strategy and outlook.
Investment Changes	18	A summary of major shifts in the fund's investments over the past six months.
Investments	19	A complete list of the fund's investments with their market values.
Financial Statements	33	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	41	Notes to the financial statements.
Independent Auditors' Report	47	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Short Fixed-Income - CL A	5.91%	29.53%	83.65%
Fidelity Adv Short Fixed-Income - CL A (incl. 1.50% sales charge)	4.32%	27.58%	80.89%
LB 1-3 Year Govt/Credit	6.15%	33.04%	87.31%
Short Investment Grade Debt Funds Average	5.76%	29.56%	84.22%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL A	5.91%	5.31%	6.27%
Fidelity Adv Short Fixed-Income - CL A (incl. 1.50% sales charge)	4.32%	4.99%	6.11%
LB 1-3 Year Govt/Credit	6.15%	5.88%	6.48%
Short Investment Grade Debt Funds Average	5.76%	5.31%	6.29%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on October 31, 1990, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,089 - an 80.89% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,731 - an 87.31% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.24%	5.57%	5.83%	6.28%	0.99%
Capital returns	-0.33%	-2.45%	0.75%	-0.64%	0.86%
Total returns	5.91%	3.12%	6.58%	5.64%	1.85%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.74¢	28.33¢	55.29¢
Annualized dividend rate	6.11%	6.18%	6.08%
30-day annualized yield	6.36%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.14 over the past one month, $9.09 over the past six months, and $9.09 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 1.50% sales charge.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL T	6.00%	29.86%	84.12%
Fidelity Adv Short Fixed-Income - CL T (incl. 1.50% sales charge)	4.41%	27.92%	81.36%
LB 1-3 Year Govt/Credit	6.15%	33.04%	87.31%
Short Investment Grade Debt Funds Average	5.76%	29.56%	84.22%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL T	6.00%	5.37%	6.29%
Fidelity Adv Short Fixed-Income - CL T (incl. 1.50% sales charge)	4.41%	5.05%	6.13%
LB 1-3 Year Govt/Credit	6.15%	5.88%	6.48%
Short Investment Grade Debt Funds Average	5.76%	5.31%	6.29%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

$10,000 Over 10 years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on October 31, 1990, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,136 - an 81.36% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $18,731 - an 87.31% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.22%	5.57%	6.00%	6.29%	6.40%
Capital returns	-0.22%	-2.45%	0.32%	-0.32%	-0.95%
Total returns	6.00%	3.12%	6.32%	5.97%	5.45%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.73¢	28.22¢	55.09¢
Annualized dividend rate	6.09%	6.16%	6.05%
30-day annualized yield	6.35%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.14 over the past one month, $9.09 over the past six months, and $9.10 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 1.50% sales charge.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL C	5.01%	26.56%	79.43%
Fidelity Adv Short Fixed-Income - CL C (incl. contingent deferred sales charge)	4.01%	26.56%	79.43%
LB 1-3 Year Govt/Credit	6.15%	33.04%	87.31%
Short Investment Grade Debt Funds Average	5.76%	29.56%	84.22%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class C's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL C	5.01%	4.82%	6.02%
Fidelity Adv Short Fixed-Income - CL C (incl. contingent deferred sales charge)	4.01%	4.82%	6.02%
LB 1-3 Year Govt/Credit	6.15%	5.88%	6.48%
Short Investment Grade Debt Funds Average	5.76%	5.31%	6.29%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class C on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $17,943 - a 79.43% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,731 - an 87.31% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2000	1999	1998
Dividend returns	5.34%	4.66%	5.06%
Capital returns	-0.33%	-2.35%	0.43%
Total returns	5.01%	2.31%	5.49%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.15¢	24.50¢	47.56¢
Annualized dividend rate	5.34%	5.34%	5.23%
30-day annualized yield	5.68%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.15 over the past one month, $9.10 over the past six months and $9.10 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. How did the fund perform, Andy?

A. For the 12 months that ended October 31, 2000, the fund's Class A, Class T and Class C shares returned 5.91%, 6.00% and 5.01%, respectively. By comparison, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 6.15% during the same period, while the short investment grade debt funds average return, as tracked by Lipper Inc., was up 5.76%.

Q. What was the investment environment like during the period?

A. Treasury securities were the best-performing sector in the fixed-income market for the overall period, as the reduction in the deficit enabled the federal government to buy back debt, which led to a rally in Treasuries as yields fell and prices rose. Late in 1999, corporate securities also staged a brief rally as fears about potential Y2K computer problems receded and investors entered 2000 with a sense of optimism. However, we saw a turn in investors' attitudes about credit risk during the second half of the 12-month period. Many believed we were approaching the end of a cycle of business expansion and the beginning of a slowdown in economic growth, which potentially could be negative for corporate bonds. At the same time, the heightened focus on stock market performance created pressures among many company managements to support their companies' stock prices. This has encouraged steps such as stock buyback programs and other activities that potentially could cause the credit trends of the companies to deteriorate. Meanwhile, rapidly rising energy prices created another uncertainty for bond investors. In combination, these factors added up to a negative environment for corporate bonds. Among corporate subsectors, defensive areas such as real estate investment trusts (REITs) and utility and energy company bonds tended to perform somewhat better than the overall corporate bond market. High-yield bonds, in which the fund does not invest, were particularly poor performers. In contrast, government agency bonds, mortgages and, in particular, asset-backed securities tended to perform well during the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies, and how did they affect performance?

A. I emphasized spread sectors - those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities. During the period, I overweighted mortgages, asset-backed securities and corporate bonds, while underweighting government agency bonds and Treasury securities. Helping performance were the overweighted positions in mortgages and asset-backed securities. Hurting performance were the underweighting in government agency bonds and the overweighting in corporate bonds. While I emphasized corporate securities, which at the end of the fiscal period totaled 40.5% of net assets, I was relatively defensive within the corporate bond sector. For example, I modestly shortened the duration of our corporate bond allocation and increased our diversification so the fund was less vulnerable to problems with any individual security. I focused on sound credit analysis and also evaluated individual securities based on the market's heightened sensitivity to deteriorating credit quality. I also looked for better credit quality and emphasized defensive sectors. Consistent with our policy, I did not bet on changes in the direction of interest rates and tended to have an interest-rate sensitivity, or duration, close to that of the Lehman Brothers benchmark index.

Q. What specific areas particularly helped performance, and what areas hurt?

A. Our investments in REITs and asset-backed securities, such as pools of consumer loans, helped the fund's returns, as did our emphasis on commercial mortgage securities, which typically were between 5% and 7% of net assets. As I mentioned before, our overweighted position in corporate securities hurt. While our overall security selection of corporate bonds tended to be good, we did have some individual laggards. One noteworthy disappointment was our investment in Finova, a commercial finance company. The credit quality of the company deteriorated, in part because the company was unable to extend its line of credit with its banks. We have sold our position in Finova bonds.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I believe we have entered a new period of heightened volatility among the spread sectors as fixed-income investors search for a new equilibrium in setting valuations for credit risk. This volatility, however, is less dramatic among the shorter-term securities in which I invest, and I believe it still makes sense to invest in corporate bonds because of their yield advantages. At the same time, mortgages and asset-backed securities continue to appear very attractive. I have positioned the fund so it is not overly exposed to shifts in the relationships of yields of shorter-term bonds to the yields of longer-term securities.

Fund Facts

Goal: high current income, consistent with preservation of capital, by investing primarily in a broad range of investment-grade, fixed-income securities

Start date: September 16, 1987

Size: as of October 31, 2000, more than $354 million

Manager: Andrew Dudley, since 1997; joined Fidelity in 1996

3

Andrew Dudley on the bond market's perception of the national elections:

"From the perspective of fixed-income investors, the most important outcome of the elections is that there likely will not be any broad, sweeping mandate for change. The results of both the presidential election and the fight for control of Congress are likely to be so close that it will be difficult for anyone to make dramatic shifts in policy. The financial markets would like that result. They don't like the prospect of broad sweeping changes that create uncertainty in the market.

"The new Congress is likely to be almost evenly split between Republicans and Democrats. That means that the defection of just one member, for any reason, can jeopardize the outcome of a vote on any issue. That is not an environment for major change, particularly if you also have a president who has been narrowly elected. The bond market was most fearful of a Republican president with a mandate for cutting taxes and clear Republican control in both houses of Congress. That would have increased the potential for large tax cuts, which could reduce or eliminate the federal surplus, causing an increase in the issuance of Treasury securities, higher interest rates and greater volatility in the bond market. To the extent there was no broad, sweeping mandate, there would be less uncertainty for the bond market to worry about."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	49.4	35.1
Aa	4.5	4.4
A	17.9	17.8
Baa	24.2	36.5
Ba and Below	0.5	0.7
Not Rated	0.1	0.3

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity

Average Years to Maturity as of October 31, 2000
6 months ago
Years	2.5	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Corporate Bonds 40.5%		Corporate Bonds 49.7%
	U.S. Government and Government Agency Obligations 30.5%		U.S. Government and Government Agency Obligations 21.0%
	Asset-Backed Securities 16.6%		Asset-Backed Securities 16.2%
	CMOs and Other Mortgage Related Securities 10.1%		CMOs and Other Mortgage Related Securities 7.7%
	Other Investments 1.1%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	7.2%	** Foreign investments	6.7%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
BASIC INDUSTRIES - 0.5%
Chemicals & Plastics - 0.3%
Praxair, Inc. 6.15% 4/15/03	A3	$ 1,000,000	$ 972,950
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	310,000	313,401
Georgia-Pacific Corp. 9.95% 6/15/02	Baa2	500,000	515,930
			829,331
TOTAL BASIC INDUSTRIES			1,802,281
CONSTRUCTION & REAL ESTATE - 2.7%
Real Estate - 0.6%
Arden Realty LP 8.875% 3/1/05	Baa3	545,000	555,148
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	575,000	558,383
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,200,000	1,171,452
			2,284,983
Real Estate Investment Trusts - 2.1%
Avalonbay Communities, Inc.:
6.58% 2/15/04	Baa1	705,000	686,903
8.25% 7/15/08	Baa1	500,000	508,105
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	470,000	446,524
7.125% 3/15/04	Baa2	1,300,000	1,266,525
Equity Office Properties Trust 6.375% 1/15/02	Baa1	1,650,000	1,626,389
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	600,000	584,610
ProLogis Trust 6.7% 4/15/04	Baa1	1,245,000	1,207,351
Spieker Properties LP 6.8% 5/1/04	Baa2	1,015,000	987,057
			7,313,464
TOTAL CONSTRUCTION & REAL ESTATE			9,598,447
DURABLES - 1.4%
Autos, Tires, & Accessories - 0.6%
Daimler-Chrysler North America Holding Corp. 6.96% 8/23/02 (c)	A1	1,500,000	1,506,990
TRW, Inc. 6.625% 6/1/04	Baa1	600,000	576,468
			2,083,458
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
DURABLES - continued
Textiles & Apparel - 0.8%
Jones Apparel Group, Inc./Jones Apparel Group Hldgs., Inc./Jones Apparel Group USA, Inc. 6.25% 10/1/01	Baa2	$ 2,155,000	$ 2,109,443
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	800,000	751,392
			2,860,835
TOTAL DURABLES			4,944,293
ENERGY - 1.4%
Energy Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa2	575,000	548,320
Oil & Gas - 1.3%
Canada Occidental Petroleum Ltd. 7.125% 2/4/04	Baa2	1,400,000	1,382,220
Oryx Energy Co.:
8% 10/15/03	Baa1	685,000	697,494
8.125% 10/15/05	Baa1	800,000	832,864
The Coastal Corp. 6.2% 5/15/04	Baa2	1,700,000	1,650,190
			4,562,768
TOTAL ENERGY			5,111,088
FINANCE - 17.1%
Banks - 5.8%
Bank One Corp. 7.625% 8/1/05	Aa3	2,500,000	2,528,700
Capital One Bank:
6.48% 6/28/02	Baa2	1,500,000	1,463,010
6.65% 3/15/04	Baa3	2,500,000	2,396,600
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	600,000	575,976
Citicorp 8% 2/1/03	A1	2,000,000	2,047,260
Den Danske Bank Group AS yankee 6.55% 9/15/03 (b)	A1	1,500,000	1,475,010
First Security Corp. 5.875% 11/1/03	Aa2	450,000	433,620
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,000,000	1,002,160
Korea Development Bank:
7.125% 4/22/04	Baa2	700,000	680,778
7.375% 9/17/04	Baa2	810,000	790,997
Popular, Inc. 6.2% 4/30/01	A3	2,885,000	2,869,190
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Banks - continued
Providian National Bank:
6.25% 5/7/01	Baa3	$ 1,010,000	$ 1,003,021
6.75% 3/15/02	Baa3	390,000	384,860
Summit Bancorp 8.625% 12/10/02	A3	1,000,000	1,025,490
Wells Fargo & Co.:
6.5% 9/3/02	Aa2	1,500,000	1,493,535
7.2% 5/1/03	Aa2	550,000	553,779
			20,723,986
Credit & Other Finance - 7.5%
Abbey National PLC 6.69% 10/17/05	Aa3	200,000	195,770
CIT Group Holdings, Inc. 6.5% 6/14/02	A1	470,000	462,701
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Baa1	1,410,694	1,370,348
ERP Operating LP:
6.55% 11/15/01	A3	360,000	357,192
7.1% 6/23/04	A3	450,000	444,677
Ford Motor Credit Co.:
7.0581% 7/16/02 (c)	A2	3,200,000	3,200,480
7.6% 8/1/05	A2	1,300,000	1,306,890
General Electric Capital Corp. 6.65% 9/3/02	Aaa	1,300,000	1,298,427
General Motors Acceptance Corp.:
7.625% 6/15/04	A2	900,000	914,454
9% 10/15/02	A2	3,500,000	3,629,640
Heller Financial, Inc. 6.5% 7/22/02	A3	1,900,000	1,872,849
PNC Funding Corp. 6.95% 9/1/02	A2	1,800,000	1,800,792
Popular North America, Inc. 7.375% 9/15/01	A3	2,380,000	2,375,478
Qwest Capital Funding, Inc. 7.75% 8/15/06 (b)	Baa1	1,700,000	1,723,630
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	550,000	536,107
Sprint Capital Corp. 5.7% 11/15/03	Baa1	1,880,000	1,798,953
The Money Store, Inc. 7.3% 12/1/02	A2	800,000	805,872
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	575,000	580,750
TXU Eastern Funding 6.15% 5/15/02	Baa1	1,800,000	1,761,660
			26,436,670
Insurance - 0.9%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	1,200,000	1,176,960
The St. Paul Companies, Inc. 7.875% 4/15/05	A1	1,796,000	1,840,720
			3,017,680
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Savings & Loans - 0.6%
Long Island Savings Bank FSB 7% 6/13/02	Baa3	$ 1,250,000	$ 1,241,450
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	1,000,000	992,160
			2,233,610
Securities Industry - 2.3%
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,450,000	2,373,805
6.6% 5/15/05	A2	600,000	573,468
Donaldson Lufkin & Jenrette, Inc. 6.25% 8/1/01	A3	2,600,000	2,586,662
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	500,000	492,910
Lehman Brothers Holdings 7% 5/15/03	A3	1,200,000	1,194,732
Morgan Stanley Dean Witter & Co. 7.75% 6/15/05	Aa3	1,000,000	1,023,110
			8,244,687
TOTAL FINANCE			60,656,633
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Tyco International Group SA 6.875% 9/5/02	Baa1	3,040,000	3,017,048
MEDIA & LEISURE - 2.3%
Broadcasting - 1.1%
British Sky Broadcasting Group PLC 7.3% 10/15/06	Ba1	1,000,000	907,310
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,300,000	2,318,032
TCI Communications, Inc. 8.65% 9/15/04	A2	600,000	621,894
			3,847,236
Publishing - 1.2%
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	800,000	826,184
8.625% 2/1/03	Baa3	1,450,000	1,481,393
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa2	1,985,000	2,058,207
			4,365,784
TOTAL MEDIA & LEISURE			8,213,020
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
NONDURABLES - 2.3%
Beverages - 0.9%
Seagram JE & Sons, Inc.:
5.79% 4/15/01	Baa3	$ 1,005,000	$ 996,508
6.4% 12/15/03	Baa3	2,200,000	2,199,824
			3,196,332
Foods - 0.1%
ConAgra Foods, Inc. 7.5% 9/15/05	Baa1	400,000	403,824
Tobacco - 1.3%
Philip Morris Companies, Inc.:
7.25% 9/15/01	A2	1,125,000	1,116,911
7.625% 5/15/02	A2	1,750,000	1,742,353
8.75% 6/1/01	A2	1,000,000	1,003,190
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	800,000	757,064
			4,619,518
TOTAL NONDURABLES			8,219,674
RETAIL & WHOLESALE - 1.0%
General Merchandise Stores - 0.5%
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,860,000	1,852,858
Grocery Stores - 0.5%
Safeway, Inc. 7% 9/15/02	Baa2	1,700,000	1,696,090
TOTAL RETAIL & WHOLESALE			3,548,948
TECHNOLOGY - 0.8%
Computers & Office Equipment - 0.8%
Comdisco, Inc.:
6.65% 11/13/01	Baa2	2,010,000	1,587,900
7.25% 9/1/02	Baa2	1,500,000	1,095,000
			2,682,900
TRANSPORTATION - 2.6%
Air Transportation - 1.4%
Continental Airlines, Inc. pass thru trust certificates:
6.954% 2/2/11	Baa1	2,074,770	2,013,149
7.08% 11/1/04	Baa1	1,110,635	1,082,058
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TRANSPORTATION - continued
Air Transportation - continued
Delta Air Lines 6.65% 3/15/04	Baa3	$ 660,000	$ 627,898
Qantas Airways Ltd. 7.5% 6/30/03 (b)	Baa1	1,000,000	997,500
			4,720,605
Railroads - 0.7%
CSX Corp. 7.05% 5/1/02	Baa2	1,600,000	1,591,376
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	900,000	897,021
			2,488,397
Trucking & Freight - 0.5%
Federal Express Corp. 7.53% 9/23/06	A3	1,873,058	1,866,072
TOTAL TRANSPORTATION			9,075,074
UTILITIES - 7.5%
Cellular - 0.6%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	800,000	771,800
Vodafone AirTouch PLC 7.625% 2/15/05 (b)	A2	1,300,000	1,318,850
			2,090,650
Electric Utility - 2.5%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	2,300,000	2,246,778
Illinois Power Co. 6% 9/15/03	Baa1	850,000	825,240
Niagara Mohawk Power Corp. 7.375% 8/1/03	Baa2	780,000	787,082
Philadelphia Electric Co.:
5.625% 11/1/01	Baa1	1,560,000	1,532,606
6.5% 5/1/03	Baa1	720,000	707,832
6.625% 3/1/03	Baa1	400,000	394,716
Texas Utilities Electric Co.:
7.375% 8/1/01	A3	721,000	721,577
8% 6/1/02	A3	1,750,000	1,776,005
			8,991,836
Gas - 2.0%
Consolidated Natural Gas Co. 7.375% 4/1/05	A2	1,100,000	1,104,554
Enron Corp.:
6.45% 11/15/01	Baa1	1,050,000	1,043,490
6.5% 8/1/02	Baa1	1,350,000	1,334,745
9.875% 6/15/03	Baa1	1,160,000	1,238,114
Enserch Corp. 6.25% 1/1/03	Baa2	650,000	637,267
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas - continued
Reliant Energy Resources Corp. 8.125% 7/15/05 (b)	Baa1	$ 1,100,000	$ 1,113,211
Sonat, Inc. 6.875% 6/1/05	Baa2	520,000	512,002
			6,983,383
Telephone Services - 2.4%
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa2	2,430,000	2,385,871
Telefonica Europe BV 7.35% 9/15/05	A2	1,400,000	1,406,020
Teleglobe Canada, Inc. 7.2% 7/20/09	Baa1	1,550,000	1,485,644
US West Communications 7.2% 11/1/04	A2	1,500,000	1,491,270
WorldCom, Inc.:
8% 5/16/06	A3	1,000,000	1,028,940
8.875% 1/15/06	A3	811,000	836,871
			8,634,616
TOTAL UTILITIES			26,700,485
TOTAL NONCONVERTIBLE BONDS (Cost $145,751,163)			143,569,891
U.S. Government and Government Agency Obligations - 24.1%

U.S. Government Agency Obligations - 15.2%
Fannie Mae 6.375% 10/15/02	Aaa	20,000,000	19,990,594
Federal Home Loan Bank:
6.75% 5/1/02	Aaa	5,800,000	5,823,548
6.75% 8/15/02	Aaa	7,000,000	7,033,880
Freddie Mac 7.375% 5/15/03	Aaa	18,100,000	18,487,521
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	120,002	121,159
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	1,411,765	1,399,713
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	$ 352,941	$ 352,327
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	667,800	668,947
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			53,877,689
U.S. Treasury Obligations - 8.9%
U.S. Treasury Notes:
5.25% 5/31/01	Aaa	14,250,000	14,153,399
5.75% 6/30/01	Aaa	7,000,000	6,969,501
7.875% 8/15/01	Aaa	10,300,000	10,415,875
TOTAL U.S. TREASURY OBLIGATIONS			31,538,775
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,516,602)			85,416,464
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 1.0%
6.5% 10/1/11	Aaa	174,062	170,979
8% 7/1/30	Aaa	2,974,532	3,010,761
11.5% 11/1/15	Aaa	299,343	329,442
TOTAL FANNIE MAE			3,511,182
Freddie Mac - 1.4%
7.5% 9/1/30	Aaa	2,429,758	2,428,227
8.5% 5/1/26 to 7/1/28	Aaa	2,440,796	2,502,787
12% 11/1/19	Aaa	74,423	82,033
TOTAL FREDDIE MAC			5,013,047
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 4.0%
8% 9/15/29 to 10/15/29	Aaa	$ 4,532,421	$ 4,607,478
8.5% 7/15/30	Aaa	9,317,956	9,556,891
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			14,164,369
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,622,582)			22,688,598
Asset-Backed Securities - 16.6%

Americredit Automobile Receivables Trust:
7.02% 12/15/05	Aaa	2,000,000	2,010,938
7.15% 8/15/04	Aaa	1,300,000	1,305,688
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	1,600,000	1,609,500
Arcadia Automobile Receivables Trust:
5.67% 1/15/04	Aaa	1,077,682	1,064,506
7.2% 6/15/07	Aaa	1,232,570	1,241,622
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	2,650,000	2,621,016
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	2,000,000	2,005,000
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	2,200,000	2,186,250
Capital One Master Trust 7.1% 4/17/06	Aaa	2,000,000	2,020,000
Caterpillar Financial Asset Trust 6.2% 4/25/04	Aaa	1,530,000	1,522,350
Chase Manhattan Marine Owner Trust 6.25% 4/16/07	Aaa	377,733	377,261
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	602,056	596,035
6.2% 3/20/04	Aaa	223,766	222,087
Contimortgage Home Equity Loan Trust 6.3% 7/15/12	Aaa	715,620	710,696
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	359,394	359,001
Daimlerchrysler Auto Trust:
6.7% 6/8/03	Aaa	3,300,000	3,299,974
6.85% 11/6/05	Aaa	2,500,000	2,515,625
Discover Card Master Trust I 6.98% 7/18/05 (c)	A2	5,250,000	5,255,742
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	75,475	75,464
First Security Auto Owner Trust 6.2% 10/2/06	A3	928,020	913,665
Ford Credit Auto Owner Trust:
6.15% 9/15/02	Aaa	1,800,000	1,788,609
7.03% 11/15/03	Aaa	933,000	940,435
7.5% 10/15/04	A1	1,700,000	1,721,777
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Honda Auto Receivables Owner Trust 6.62% 7/15/04	Aaa	$ 1,400,000	$ 1,398,961
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	2,200,000	2,167,000
6.65% 10/15/03	Baa3	74,023	73,757
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	214,839	212,623
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	714,800	708,989
Onyx Acceptance Owner Trust 7.26% 5/15/07	Aaa	2,000,000	2,023,500
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	1,200,000	1,201,875
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.12% 2/5/03 (b)(c)	Baa2	815,698	813,149
Premier Auto Trust 5.7% 10/6/02	Aaa	3,829,745	3,806,996
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	1,000,000	1,000,310
Reliance Auto Receivables Corp., Inc. 6.1% 7/15/02 (b)	Aaa	17,991	17,980
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	2,700,000	2,674,674
7% 7/15/08	Aaa	650,000	654,264
7.5% 11/15/07	A2	1,700,000	1,727,625
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	1,400,000	1,417,500
Toyota Auto Receivables Owner Trust 6.76% 8/15/04	Aaa	1,200,000	1,201,688
Tranex Auto Receivables Owner Trust 6.334% 8/15/03 (b)	Aaa	315,398	314,166
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	950,687	939,100
TOTAL ASSET-BACKED SECURITIES (Cost $58,682,134)			58,717,398
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.3%
GE Capital Mortgage Services, Inc. planned amortization class Series 1994-2 Class A4, 6% 1/25/09	Aaa	192,514	190,889
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	680,667	675,344
TOTAL PRIVATE SPONSOR			866,233
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - 4.3%
Fannie Mae sequential pay Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	$ 1,974,933	$ 1,947,778
Freddie Mac:
REMIC planned amortization class:
Series 2134 Class PC, 5.725% 4/15/11	Aaa	2,456,116	2,402,377
Series 2143 Class CH, 6% 2/15/19	Aaa	1,627,952	1,607,603
sequential pay:
Series 2134 Class H, 6.5% 12/15/24	Aaa	1,946,879	1,910,375
Series 1815 Class B, 7% 1/15/21	Aaa	1,398,194	1,395,999
Series 2061 Class J, 6.5% 9/20/22	Aaa	2,184,090	2,149,275
Series 2070 Class A, 6% 8/15/24	Aaa	2,497,737	2,397,029
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	1,573,596	1,545,067
TOTAL U.S. GOVERNMENT AGENCY			15,355,503
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,205,323)			16,221,736
Commercial Mortgage Securities - 5.5%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 1/25/28 (b)	Aaa	422,718	418,424
Bankers Trust II Series 1999-S1A Class D, 8.81% 2/28/14 (b)(c)	Baa2	2,200,000	2,204,813
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	792,580	789,825
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-SPICE Class A, 6.653% 8/20/36 (b)	-	461,710	459,834
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,186,183	1,201,971
Series 1998-FL1:
Class D, 7.1188% 12/10/00 (b)(c)	Aa1	1,000,000	999,922
Class E, 7.4688% 1/10/13 (b)(c)	Baa1	2,700,000	2,747,882
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 6.7063% 5/15/03 (b)(c)	Baa2	1,183,784	1,154,929
Federal Deposit Insurance Corp. REMIC Trust sequential pay Series 1996-C1 Class 1A, 6.75% 7/25/26	Aaa	657,544	650,917
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	$ 551,319	$ 534,780
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aaa	1,008,998	988,766
Hilton Hotel Pool Trust Series 2000 HLT Class A1, 7.055% 10/3/10	Aaa	1,000,000	1,002,471
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/1/15	Aaa	917,917	916,052
Morgan Stanly Dean Witter Capital Trust sequential pay Series 2000-PRIN Class A1, 7.07% 4/23/06	Aaa	1,484,769	1,490,337
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 7.5213% 2/15/34 (b)(c)	Baa2	2,290,000	2,248,136
Structured Asset Securities Corp. floater Series 1998-C2A Class C, 7.05% 1/25/13 (b)(c)	Aa3	1,842,516	1,842,517
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,706,283)			19,651,576
Foreign Government and Government Agency Obligations (d) - 0.7%

Ontario Province yankee 7.75% 6/4/02	Aa3	1,200,000	1,217,412
United Mexican States 8.5% 2/1/06	Baa3	1,250,000	1,246,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,456,523)			2,463,662
Supranational Obligations - 0.4%

African Development Bank 7.75% 12/15/01 (Cost $1,309,490)	Aa1	1,240,000	1,250,776
Commercial Paper - 0.5%

British Telecom PLC 6.8525% 10/9/01 (b)(c) (Cost $1,796,679)	1,800,000	1,796,679
Cash Equivalents - 2.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $10,397,000)	$ 10,398,912	$ 10,397,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $364,443,779)		362,173,780
NET OTHER ASSETS - (2.2)%		(7,690,903)
NET ASSETS - 100%		$ 354,482,877
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,701,974 or 8.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	71.2%	AAA, AA, A	54.0%
Baa	24.2%	BBB	23.7%
Ba	0.5%	BB	1.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $364,475,247. Net unrealized depreciation aggregated $2,301,467, of which $1,132,874 related to appreciated investment securities and $3,434,341 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $49,102,000 of which $336,000, $17,692,000, $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2001, 2002, 2003, 2004, 2005, 2007 and 2008, respectively.

A total of 10.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $10,397,000) (cost $364,443,779) - See accompanying schedule		$ 362,173,780
Cash		190
Receivable for investments sold		9,007,549
Receivable for fund shares sold		402,422
Interest receivable		4,645,446
Total assets		376,229,387
Liabilities
Payable for investments purchased	$ 14,705,335
Payable for fund shares redeemed	6,571,031
Distributions payable	207,733
Accrued management fee	117,221
Distribution fees payable	60,161
Other payables and accrued expenses	85,029
Total liabilities		21,746,510
Net Assets		$ 354,482,877
Net Assets consist of:
Paid in capital		$ 405,748,528
Undistributed net investment income		137,384
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,133,036)
Net unrealized appreciation (depreciation) on investments		(2,269,999)
Net Assets		$ 354,482,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,697,647 ÷ 1,830,095 shares)	$9.12
Maximum offering price per share (100/98.50 of $9.12)	$9.26
Class T: Net Asset Value and redemption price per share ($279,306,222 ÷ 30,593,755 shares)	$9.13
Maximum offering price per share (100/98.50 of $9.13)	$9.27
Class C: Net Asset Value and offering price per share ($50,824,373 ÷ 5,565,221 shares) A	$9.13
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,654,635 ÷ 838,457 shares)	$9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 21,170,780
Security lending		9,988
Total Income		21,180,768
Expenses
Management fee	$ 1,311,010
Transfer agent fees	578,609
Distribution fees	617,164
Accounting and security lending fees	91,600
Non-interested trustees' compensation	1,073
Custodian fees and expenses	19,221
Registration fees	69,709
Audit	33,273
Legal	3,737
Miscellaneous	2,857
Total expenses before reductions	2,728,253
Expense reductions	(8,145)	2,720,108
Net investment income		18,460,660
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(3,704,706)
Change in net unrealized appreciation (depreciation) on investment securities		2,610,601
Net gain (loss)		(1,094,105)
Net increase (decrease) in net assets resulting from operations		$ 17,366,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 18,460,660	$ 19,052,975
Net realized gain (loss)	(3,704,706)	(2,605,978)
Change in net unrealized appreciation (depreciation)	2,610,601	(6,062,922)
Net increase (decrease) in net assets resulting from operations	17,366,555	10,384,075
Distributions to shareholders from net investment income	(18,468,559)	(18,762,496)
Share transactions - net increase (decrease)	(9,153,093)	15,720,432
Total increase (decrease) in net assets	(10,255,097)	7,342,011
Net Assets
Beginning of period	364,737,974	357,395,963
End of period (including undistributed net investment income of $137,384 and $128,689, respectively)	$ 354,482,877	$ 364,737,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.150	$ 9.380	$ 9.310	$ 9.370	$ 9.290
Income from Investment Operations
Net investment income D	.551	.518	.572	.532	.090
Net realized and unrealized gain (loss)	(.028)	(.233)	.024	(.021)	.081
Total from investment operations	.523	.285	.596	.511	.171
Less Distributions
From net investment income	(.553)	(.515)	(.526)	(.571)	(.091)
Net asset value, end of period	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370
Total Return B, C	5.91%	3.12%	6.58%	5.64%	1.85%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,698	$ 17,835	$ 5,524	$ 19,726	$ 204
Ratio of expenses to average net assets	.83%	.82%	.90% F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.83%	.80% G	.90%	.90%	.90% A
Ratio of net investment income to average net assets	6.05%	5.68%	6.03%	6.00%	6.27% A
Portfolio turnover rate	115%	139%	124%	105%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31,1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.150	$ 9.380	$ 9.350	$ 9.380	$ 9.470
Income from Investment Operations
Net investment income C	.550	.523	.555	.578	.594
Net realized and unrealized gain (loss)	(.019)	(.238)	.019	(.036)	(.094)
Total from investment operations	.531	.285	.574	.542	.500
Less Distributions
From net investment income	(.551)	(.515)	(.544)	(.572)	(.590)
Net asset value, end of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380
Total Return A, B	6.00%	3.12%	6.32%	5.97%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 279,306	$ 309,670	$ 333,050	$ 351,614	$ 416,700
Ratio of expenses to average net assets	.84%	.84%	.89%	.89%	.88%
Ratio of expenses to average net assets after expense reductions	.83% D	.83% D	.89%	.89%	.88%
Ratio of net investment income to average net assets	6.05%	5.64%	5.93%	6.19%	6.29%
Portfolio turnover rate	115%	139%	124%	105%	124%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.160	$ 9.380	$ 9.340
Income from Investment Operations
Net investment income D	.467	.434	.437
Net realized and unrealized gain (loss)	(.021)	(.222)	.064
Total from investment operations	.446	.212	.501
Less Distributions
From net investment income	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.130	$ 9.160	$ 9.380
Total Return B, C	5.01%	2.31%	5.49%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 50,824	$ 30,428	$ 11,795
Ratio of expenses to average net assets	1.68%	1.73%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.67% G	1.72% G	1.75% A
Ratio of net investment income to average net assets	5.21%	4.75%	4.92% A
Portfolio turnover rate	115%	139%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.150	$ 9.380	$ 9.350	$ 9.370	$ 9.470
Income from Investment Operations
Net investment income B	.564	.534	.566	.589	.598
Net realized and unrealized gain (loss)	(.015)	(.236)	.021	(.023)	(.098)
Total from investment operations	.549	.298	.587	.566	.500
Less Distributions
From net investment income	(.569)	(.528)	(.557)	(.586)	(.600)
Net asset value, end of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370
Total Return A	6.21%	3.27%	6.47%	6.24%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,655	$ 6,805	$ 7,027	$ 6,750	$ 9,200
Ratio of expenses to average net assets	.67%	.71%	.75% C	.75% C	.80% C
Ratio of expenses to average net assets after expense reductions	.67%	.70% D	.75%	.75%	.80%
Ratio of net investment income to average net assets	6.21%	5.77%	6.06%	6.30%	6.37%
Portfolio turnover rate	115%	139%	124%	105%	124%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $348,990,250 and $353,630,303, respectively, of which U.S. government and government agency obligations aggregated $219,540,904 and $195,487,578, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.15%
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 24,456	$ 23
Class T	397,379	3,311
Class C	195,329	118,568
	$ 617,164	$ 121,902

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 37,079	$ 12,095
Class T	162,595	42,212
Class C	32,659	32,659 *
	$ 232,333	$ 86,966

* When Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,797.18
Class T	501,124.19
Class C	35,098.18
Institutional Class	12,590.18
	$ 578,609

Accounting and Security Lending Fees. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,145 under the custodian arrangement.

7. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 20% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 989,950	$ 728,649
Class T	16,008,757	17,079,838
Class C	1,027,363	560,143
Institutional Class	442,489	393,866
Total	$ 18,468,559	$ 18,762,496

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	1,682,621	4,473,072	$ 15,278,451	$ 41,324,913
Reinvestment of distributions	97,239	71,481	883,778	658,379
Shares redeemed	(1,899,431)	(3,183,911)	(17,261,780)	(29,310,347)
Net increase (decrease)	(119,571)	1,360,642	$ (1,099,551)	$ 12,672,945
Class T Shares sold	18,749,453	21,974,295	$ 170,697,136	$ 203,715,730
Reinvestment of distributions	1,430,849	1,462,245	13,011,480	13,533,243
Shares redeemed	(23,421,838)	(25,110,949)	(213,120,892)	(233,084,712)
Net increase (decrease)	(3,241,536)	(1,674,409)	$ (29,412,276)	$ (15,835,739)
Class C Shares sold	5,686,664	4,501,972	$ 51,826,077	$ 41,508,375
Reinvestment of distributions	87,059	46,606	792,111	430,046
Shares redeemed	(3,532,168)	(2,481,867)	(32,118,065)	(23,005,901)
Net increase (decrease)	2,241,555	2,066,711	$ 20,500,123	$ 18,932,520
Institutional Class Shares sold	304,332	527,018	$ 2,764,206	$ 4,875,430
Reinvestment of distributions	42,066	36,799	382,542	340,500
Shares redeemed	(251,563)	(569,453)	(2,288,137)	(5,265,224)
Net increase (decrease)	94,835	(5,636)	$ 858,611	$ (49,294)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund, (the fund), a fund of Fidelity Advisor Series II (the trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Andrew J. Dudley, Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Ned C. Lautenbach *

Marvin L. Mann *

William O.McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SFI-ANN-1200	118716
1.538430.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	25	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	33	Notes to the financial statements.
Independent Auditors' Report	39	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Short Fixed-Income - Inst CL	6.21%	30.82%	85.56%
LB 1-3 Year Govt/Credit	6.15%	33.04%	87.31%
Short Investment Grade Debt Funds Average	5.76%	29.56%	84.22%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - Inst CL	6.21%	5.52%	6.38%
LB 1-3 Year Govt/Credit	6.15%	5.88%	6.48%
Short Investment Grade Debt Funds Average	5.76%	5.31%	6.29%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,556 - an 85.56% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $18,731 - an 87.31% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.43%	5.72%	6.15%	6.45%	6.51%
Capital returns	-0.22%	-2.45%	0.32%	-0.21%	-1.06%
Total returns	6.21%	3.27%	6.47%	6.24%	5.45%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.87¢	29.16¢	56.90¢
Annualized dividend rate	6.27%	6.36%	6.26%
30-day annualized yield	6.62%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.14 over the past one month, $9.09 over the past six months, and $9.09 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. How did the fund perform, Andy?

A. For the 12 months that ended October 31, 2000, the fund's Institutional Class shares returned 6.21%. By comparison, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 6.15% during the same period, while the short investment grade debt funds average return, as tracked by Lipper Inc., was up 5.76%.

Q. What was the investment environment like during the period?

A. Treasury securities were the best-performing sector in the fixed-income market for the overall period, as the reduction in the deficit enabled the federal government to buy back debt, which led to a rally in Treasuries as yields fell and prices rose. Late in 1999, corporate securities also staged a brief rally as fears about potential Y2K computer problems receded and investors entered 2000 with a sense of optimism. However, we saw a turn in investors' attitudes about credit risk during the second half of the 12-month period. Many believed we were approaching the end of a cycle of business expansion and the beginning of a slowdown in economic growth, which potentially could be negative for corporate bonds. At the same time, the heightened focus on stock market performance created pressures among many company managements to support their companies' stock prices. This has encouraged steps such as stock buyback programs and other activities that potentially could cause the credit trends of the companies to deteriorate. Meanwhile, rapidly rising energy prices created another uncertainty for bond investors. In combination, these factors added up to a negative environment for corporate bonds. Among corporate subsectors, defensive areas such as real estate investment trusts (REITs) and utility and energy company bonds tended to perform somewhat better than the overall corporate bond market. High-yield bonds, in which the fund does not invest, were particularly poor performers. In contrast, government agency bonds, mortgages and, in particular, asset-backed securities tended to perform well during the period.

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Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies, and how did they affect performance?

A. I emphasized spread sectors - those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities. During the period, I overweighted mortgages, asset-backed securities and corporate bonds, while underweighting government agency bonds and Treasury securities. Helping performance were the overweighted positions in mortgages and asset-backed securities. Hurting performance were the underweighting in government agency bonds and the overweighting in corporate bonds. While I emphasized corporate securities, which at the end of the fiscal period totaled 40.5% of net assets, I was relatively defensive within the corporate bond sector. For example, I modestly shortened the duration of our corporate bond allocation and increased our diversification so the fund was less vulnerable to problems with any individual security. I focused on sound credit analysis and also evaluated individual securities based on the market's heightened sensitivity to deteriorating credit quality. I also looked for better credit quality and emphasized defensive sectors. Consistent with our policy, I did not bet on changes in the direction of interest rates and tended to have an interest-rate sensitivity, or duration, close to that of the Lehman Brothers benchmark index.

Q. What specific areas particularly helped performance, and what areas hurt?

A. Our investments in REITs and asset-backed securities, such as pools of consumer loans, helped the fund's returns, as did our emphasis on commercial mortgage securities, which typically were between 5% and 7% of net assets. As I mentioned before, our overweighted position in corporate securities hurt. While our overall security selection of corporate bonds tended to be good, we did have some individual laggards. One noteworthy disappointment was our investment in Finova, a commercial finance company. The credit quality of the company deteriorated, in part because the company was unable to extend its line of credit with its banks. We have sold our position in Finova bonds.

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Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I believe we have entered a new period of heightened volatility among the spread sectors as fixed-income investors search for a new equilibrium in setting valuations for credit risk. This volatility, however, is less dramatic among the shorter-term securities in which I invest, and I believe it still makes sense to invest in corporate bonds because of their yield advantages. At the same time, mortgages and asset-backed securities continue to appear very attractive. I have positioned the fund so it is not overly exposed to shifts in the relationships of yields of shorter-term bonds to the yields of longer-term securities.

Fund Facts

Goal: high current income, consistent with preservation of capital, by investing primarily in a broad range of investment-grade, fixed-income securities

Start date: September 16, 1987

Size: as of October 31, 2000, more than $354 million

Manager: Andrew Dudley, since 1997; joined Fidelity in 1996

3

Andrew Dudley on the bond market's perception of the national elections:

"From the perspective of fixed-income investors, the most important outcome of the elections is that there likely will not be any broad, sweeping mandate for change. The results of both the presidential election and the fight for control of Congress are likely to be so close that it will be difficult for anyone to make dramatic shifts in policy. The financial markets would like that result. They don't like the prospect of broad sweeping changes that create uncertainty in the market.

"The new Congress is likely to be almost evenly split between Republicans and Democrats. That means that the defection of just one member, for any reason, can jeopardize the outcome of a vote on any issue. That is not an environment for major change, particularly if you also have a president who has been narrowly elected. The bond market was most fearful of a Republican president with a mandate for cutting taxes and clear Republican control in both houses of Congress. That would have increased the potential for large tax cuts, which could reduce or eliminate the federal surplus, causing an increase in the issuance of Treasury securities, higher interest rates and greater volatility in the bond market. To the extent there was no broad, sweeping mandate, there would be less uncertainty for the bond market to worry about."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	49.4	35.1
Aa	4.5	4.4
A	17.9	17.8
Baa	24.2	36.5
Ba and Below	0.5	0.7
Not Rated	0.1	0.3

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity

Average Years to Maturity as of October 31, 2000
6 months ago
Years	2.5	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Corporate Bonds 40.5%		Corporate Bonds 49.7%
	U.S. Government and Government Agency Obligations 30.5%		U.S. Government and Government Agency Obligations 21.0%
	Asset-Backed Securities 16.6%		Asset-Backed Securities 16.2%
	CMOs and Other Mortgage Related Securities 10.1%		CMOs and Other Mortgage Related Securities 7.7%
	Other Investments 1.1%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	7.2%	** Foreign investments	6.7%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
BASIC INDUSTRIES - 0.5%
Chemicals & Plastics - 0.3%
Praxair, Inc. 6.15% 4/15/03	A3	$ 1,000,000	$ 972,950
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	310,000	313,401
Georgia-Pacific Corp. 9.95% 6/15/02	Baa2	500,000	515,930
			829,331
TOTAL BASIC INDUSTRIES			1,802,281
CONSTRUCTION & REAL ESTATE - 2.7%
Real Estate - 0.6%
Arden Realty LP 8.875% 3/1/05	Baa3	545,000	555,148
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	575,000	558,383
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,200,000	1,171,452
			2,284,983
Real Estate Investment Trusts - 2.1%
Avalonbay Communities, Inc.:
6.58% 2/15/04	Baa1	705,000	686,903
8.25% 7/15/08	Baa1	500,000	508,105
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	470,000	446,524
7.125% 3/15/04	Baa2	1,300,000	1,266,525
Equity Office Properties Trust 6.375% 1/15/02	Baa1	1,650,000	1,626,389
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	600,000	584,610
ProLogis Trust 6.7% 4/15/04	Baa1	1,245,000	1,207,351
Spieker Properties LP 6.8% 5/1/04	Baa2	1,015,000	987,057
			7,313,464
TOTAL CONSTRUCTION & REAL ESTATE			9,598,447
DURABLES - 1.4%
Autos, Tires, & Accessories - 0.6%
Daimler-Chrysler North America Holding Corp. 6.96% 8/23/02 (c)	A1	1,500,000	1,506,990
TRW, Inc. 6.625% 6/1/04	Baa1	600,000	576,468
			2,083,458
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
DURABLES - continued
Textiles & Apparel - 0.8%
Jones Apparel Group, Inc./Jones Apparel Group Hldgs., Inc./Jones Apparel Group USA, Inc. 6.25% 10/1/01	Baa2	$ 2,155,000	$ 2,109,443
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	800,000	751,392
			2,860,835
TOTAL DURABLES			4,944,293
ENERGY - 1.4%
Energy Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa2	575,000	548,320
Oil & Gas - 1.3%
Canada Occidental Petroleum Ltd. 7.125% 2/4/04	Baa2	1,400,000	1,382,220
Oryx Energy Co.:
8% 10/15/03	Baa1	685,000	697,494
8.125% 10/15/05	Baa1	800,000	832,864
The Coastal Corp. 6.2% 5/15/04	Baa2	1,700,000	1,650,190
			4,562,768
TOTAL ENERGY			5,111,088
FINANCE - 17.1%
Banks - 5.8%
Bank One Corp. 7.625% 8/1/05	Aa3	2,500,000	2,528,700
Capital One Bank:
6.48% 6/28/02	Baa2	1,500,000	1,463,010
6.65% 3/15/04	Baa3	2,500,000	2,396,600
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	600,000	575,976
Citicorp 8% 2/1/03	A1	2,000,000	2,047,260
Den Danske Bank Group AS yankee 6.55% 9/15/03 (b)	A1	1,500,000	1,475,010
First Security Corp. 5.875% 11/1/03	Aa2	450,000	433,620
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,000,000	1,002,160
Korea Development Bank:
7.125% 4/22/04	Baa2	700,000	680,778
7.375% 9/17/04	Baa2	810,000	790,997
Popular, Inc. 6.2% 4/30/01	A3	2,885,000	2,869,190
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Banks - continued
Providian National Bank:
6.25% 5/7/01	Baa3	$ 1,010,000	$ 1,003,021
6.75% 3/15/02	Baa3	390,000	384,860
Summit Bancorp 8.625% 12/10/02	A3	1,000,000	1,025,490
Wells Fargo & Co.:
6.5% 9/3/02	Aa2	1,500,000	1,493,535
7.2% 5/1/03	Aa2	550,000	553,779
			20,723,986
Credit & Other Finance - 7.5%
Abbey National PLC 6.69% 10/17/05	Aa3	200,000	195,770
CIT Group Holdings, Inc. 6.5% 6/14/02	A1	470,000	462,701
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Baa1	1,410,694	1,370,348
ERP Operating LP:
6.55% 11/15/01	A3	360,000	357,192
7.1% 6/23/04	A3	450,000	444,677
Ford Motor Credit Co.:
7.0581% 7/16/02 (c)	A2	3,200,000	3,200,480
7.6% 8/1/05	A2	1,300,000	1,306,890
General Electric Capital Corp. 6.65% 9/3/02	Aaa	1,300,000	1,298,427
General Motors Acceptance Corp.:
7.625% 6/15/04	A2	900,000	914,454
9% 10/15/02	A2	3,500,000	3,629,640
Heller Financial, Inc. 6.5% 7/22/02	A3	1,900,000	1,872,849
PNC Funding Corp. 6.95% 9/1/02	A2	1,800,000	1,800,792
Popular North America, Inc. 7.375% 9/15/01	A3	2,380,000	2,375,478
Qwest Capital Funding, Inc. 7.75% 8/15/06 (b)	Baa1	1,700,000	1,723,630
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	550,000	536,107
Sprint Capital Corp. 5.7% 11/15/03	Baa1	1,880,000	1,798,953
The Money Store, Inc. 7.3% 12/1/02	A2	800,000	805,872
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	575,000	580,750
TXU Eastern Funding 6.15% 5/15/02	Baa1	1,800,000	1,761,660
			26,436,670
Insurance - 0.9%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	1,200,000	1,176,960
The St. Paul Companies, Inc. 7.875% 4/15/05	A1	1,796,000	1,840,720
			3,017,680
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Savings & Loans - 0.6%
Long Island Savings Bank FSB 7% 6/13/02	Baa3	$ 1,250,000	$ 1,241,450
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	1,000,000	992,160
			2,233,610
Securities Industry - 2.3%
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,450,000	2,373,805
6.6% 5/15/05	A2	600,000	573,468
Donaldson Lufkin & Jenrette, Inc. 6.25% 8/1/01	A3	2,600,000	2,586,662
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	500,000	492,910
Lehman Brothers Holdings 7% 5/15/03	A3	1,200,000	1,194,732
Morgan Stanley Dean Witter & Co. 7.75% 6/15/05	Aa3	1,000,000	1,023,110
			8,244,687
TOTAL FINANCE			60,656,633
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Tyco International Group SA 6.875% 9/5/02	Baa1	3,040,000	3,017,048
MEDIA & LEISURE - 2.3%
Broadcasting - 1.1%
British Sky Broadcasting Group PLC 7.3% 10/15/06	Ba1	1,000,000	907,310
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,300,000	2,318,032
TCI Communications, Inc. 8.65% 9/15/04	A2	600,000	621,894
			3,847,236
Publishing - 1.2%
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	800,000	826,184
8.625% 2/1/03	Baa3	1,450,000	1,481,393
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa2	1,985,000	2,058,207
			4,365,784
TOTAL MEDIA & LEISURE			8,213,020
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
NONDURABLES - 2.3%
Beverages - 0.9%
Seagram JE & Sons, Inc.:
5.79% 4/15/01	Baa3	$ 1,005,000	$ 996,508
6.4% 12/15/03	Baa3	2,200,000	2,199,824
			3,196,332
Foods - 0.1%
ConAgra Foods, Inc. 7.5% 9/15/05	Baa1	400,000	403,824
Tobacco - 1.3%
Philip Morris Companies, Inc.:
7.25% 9/15/01	A2	1,125,000	1,116,911
7.625% 5/15/02	A2	1,750,000	1,742,353
8.75% 6/1/01	A2	1,000,000	1,003,190
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	800,000	757,064
			4,619,518
TOTAL NONDURABLES			8,219,674
RETAIL & WHOLESALE - 1.0%
General Merchandise Stores - 0.5%
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,860,000	1,852,858
Grocery Stores - 0.5%
Safeway, Inc. 7% 9/15/02	Baa2	1,700,000	1,696,090
TOTAL RETAIL & WHOLESALE			3,548,948
TECHNOLOGY - 0.8%
Computers & Office Equipment - 0.8%
Comdisco, Inc.:
6.65% 11/13/01	Baa2	2,010,000	1,587,900
7.25% 9/1/02	Baa2	1,500,000	1,095,000
			2,682,900
TRANSPORTATION - 2.6%
Air Transportation - 1.4%
Continental Airlines, Inc. pass thru trust certificates:
6.954% 2/2/11	Baa1	2,074,770	2,013,149
7.08% 11/1/04	Baa1	1,110,635	1,082,058
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TRANSPORTATION - continued
Air Transportation - continued
Delta Air Lines 6.65% 3/15/04	Baa3	$ 660,000	$ 627,898
Qantas Airways Ltd. 7.5% 6/30/03 (b)	Baa1	1,000,000	997,500
			4,720,605
Railroads - 0.7%
CSX Corp. 7.05% 5/1/02	Baa2	1,600,000	1,591,376
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	900,000	897,021
			2,488,397
Trucking & Freight - 0.5%
Federal Express Corp. 7.53% 9/23/06	A3	1,873,058	1,866,072
TOTAL TRANSPORTATION			9,075,074
UTILITIES - 7.5%
Cellular - 0.6%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	800,000	771,800
Vodafone AirTouch PLC 7.625% 2/15/05 (b)	A2	1,300,000	1,318,850
			2,090,650
Electric Utility - 2.5%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	2,300,000	2,246,778
Illinois Power Co. 6% 9/15/03	Baa1	850,000	825,240
Niagara Mohawk Power Corp. 7.375% 8/1/03	Baa2	780,000	787,082
Philadelphia Electric Co.:
5.625% 11/1/01	Baa1	1,560,000	1,532,606
6.5% 5/1/03	Baa1	720,000	707,832
6.625% 3/1/03	Baa1	400,000	394,716
Texas Utilities Electric Co.:
7.375% 8/1/01	A3	721,000	721,577
8% 6/1/02	A3	1,750,000	1,776,005
			8,991,836
Gas - 2.0%
Consolidated Natural Gas Co. 7.375% 4/1/05	A2	1,100,000	1,104,554
Enron Corp.:
6.45% 11/15/01	Baa1	1,050,000	1,043,490
6.5% 8/1/02	Baa1	1,350,000	1,334,745
9.875% 6/15/03	Baa1	1,160,000	1,238,114
Enserch Corp. 6.25% 1/1/03	Baa2	650,000	637,267
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas - continued
Reliant Energy Resources Corp. 8.125% 7/15/05 (b)	Baa1	$ 1,100,000	$ 1,113,211
Sonat, Inc. 6.875% 6/1/05	Baa2	520,000	512,002
			6,983,383
Telephone Services - 2.4%
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa2	2,430,000	2,385,871
Telefonica Europe BV 7.35% 9/15/05	A2	1,400,000	1,406,020
Teleglobe Canada, Inc. 7.2% 7/20/09	Baa1	1,550,000	1,485,644
US West Communications 7.2% 11/1/04	A2	1,500,000	1,491,270
WorldCom, Inc.:
8% 5/16/06	A3	1,000,000	1,028,940
8.875% 1/15/06	A3	811,000	836,871
			8,634,616
TOTAL UTILITIES			26,700,485
TOTAL NONCONVERTIBLE BONDS (Cost $145,751,163)			143,569,891
U.S. Government and Government Agency Obligations - 24.1%

U.S. Government Agency Obligations - 15.2%
Fannie Mae 6.375% 10/15/02	Aaa	20,000,000	19,990,594
Federal Home Loan Bank:
6.75% 5/1/02	Aaa	5,800,000	5,823,548
6.75% 8/15/02	Aaa	7,000,000	7,033,880
Freddie Mac 7.375% 5/15/03	Aaa	18,100,000	18,487,521
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	120,002	121,159
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	1,411,765	1,399,713
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	$ 352,941	$ 352,327
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	667,800	668,947
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			53,877,689
U.S. Treasury Obligations - 8.9%
U.S. Treasury Notes:
5.25% 5/31/01	Aaa	14,250,000	14,153,399
5.75% 6/30/01	Aaa	7,000,000	6,969,501
7.875% 8/15/01	Aaa	10,300,000	10,415,875
TOTAL U.S. TREASURY OBLIGATIONS			31,538,775
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,516,602)			85,416,464
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 1.0%
6.5% 10/1/11	Aaa	174,062	170,979
8% 7/1/30	Aaa	2,974,532	3,010,761
11.5% 11/1/15	Aaa	299,343	329,442
TOTAL FANNIE MAE			3,511,182
Freddie Mac - 1.4%
7.5% 9/1/30	Aaa	2,429,758	2,428,227
8.5% 5/1/26 to 7/1/28	Aaa	2,440,796	2,502,787
12% 11/1/19	Aaa	74,423	82,033
TOTAL FREDDIE MAC			5,013,047
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 4.0%
8% 9/15/29 to 10/15/29	Aaa	$ 4,532,421	$ 4,607,478
8.5% 7/15/30	Aaa	9,317,956	9,556,891
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			14,164,369
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,622,582)			22,688,598
Asset-Backed Securities - 16.6%

Americredit Automobile Receivables Trust:
7.02% 12/15/05	Aaa	2,000,000	2,010,938
7.15% 8/15/04	Aaa	1,300,000	1,305,688
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	1,600,000	1,609,500
Arcadia Automobile Receivables Trust:
5.67% 1/15/04	Aaa	1,077,682	1,064,506
7.2% 6/15/07	Aaa	1,232,570	1,241,622
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	2,650,000	2,621,016
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	2,000,000	2,005,000
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	2,200,000	2,186,250
Capital One Master Trust 7.1% 4/17/06	Aaa	2,000,000	2,020,000
Caterpillar Financial Asset Trust 6.2% 4/25/04	Aaa	1,530,000	1,522,350
Chase Manhattan Marine Owner Trust 6.25% 4/16/07	Aaa	377,733	377,261
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	602,056	596,035
6.2% 3/20/04	Aaa	223,766	222,087
Contimortgage Home Equity Loan Trust 6.3% 7/15/12	Aaa	715,620	710,696
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	359,394	359,001
Daimlerchrysler Auto Trust:
6.7% 6/8/03	Aaa	3,300,000	3,299,974
6.85% 11/6/05	Aaa	2,500,000	2,515,625
Discover Card Master Trust I 6.98% 7/18/05 (c)	A2	5,250,000	5,255,742
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	75,475	75,464
First Security Auto Owner Trust 6.2% 10/2/06	A3	928,020	913,665
Ford Credit Auto Owner Trust:
6.15% 9/15/02	Aaa	1,800,000	1,788,609
7.03% 11/15/03	Aaa	933,000	940,435
7.5% 10/15/04	A1	1,700,000	1,721,777
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Honda Auto Receivables Owner Trust 6.62% 7/15/04	Aaa	$ 1,400,000	$ 1,398,961
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	2,200,000	2,167,000
6.65% 10/15/03	Baa3	74,023	73,757
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	214,839	212,623
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	714,800	708,989
Onyx Acceptance Owner Trust 7.26% 5/15/07	Aaa	2,000,000	2,023,500
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	1,200,000	1,201,875
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.12% 2/5/03 (b)(c)	Baa2	815,698	813,149
Premier Auto Trust 5.7% 10/6/02	Aaa	3,829,745	3,806,996
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	1,000,000	1,000,310
Reliance Auto Receivables Corp., Inc. 6.1% 7/15/02 (b)	Aaa	17,991	17,980
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	2,700,000	2,674,674
7% 7/15/08	Aaa	650,000	654,264
7.5% 11/15/07	A2	1,700,000	1,727,625
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	1,400,000	1,417,500
Toyota Auto Receivables Owner Trust 6.76% 8/15/04	Aaa	1,200,000	1,201,688
Tranex Auto Receivables Owner Trust 6.334% 8/15/03 (b)	Aaa	315,398	314,166
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	950,687	939,100
TOTAL ASSET-BACKED SECURITIES (Cost $58,682,134)			58,717,398
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.3%
GE Capital Mortgage Services, Inc. planned amortization class Series 1994-2 Class A4, 6% 1/25/09	Aaa	192,514	190,889
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	680,667	675,344
TOTAL PRIVATE SPONSOR			866,233
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - 4.3%
Fannie Mae sequential pay Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	$ 1,974,933	$ 1,947,778
Freddie Mac:
REMIC planned amortization class:
Series 2134 Class PC, 5.725% 4/15/11	Aaa	2,456,116	2,402,377
Series 2143 Class CH, 6% 2/15/19	Aaa	1,627,952	1,607,603
sequential pay:
Series 2134 Class H, 6.5% 12/15/24	Aaa	1,946,879	1,910,375
Series 1815 Class B, 7% 1/15/21	Aaa	1,398,194	1,395,999
Series 2061 Class J, 6.5% 9/20/22	Aaa	2,184,090	2,149,275
Series 2070 Class A, 6% 8/15/24	Aaa	2,497,737	2,397,029
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	1,573,596	1,545,067
TOTAL U.S. GOVERNMENT AGENCY			15,355,503
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,205,323)			16,221,736
Commercial Mortgage Securities - 5.5%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 1/25/28 (b)	Aaa	422,718	418,424
Bankers Trust II Series 1999-S1A Class D, 8.81% 2/28/14 (b)(c)	Baa2	2,200,000	2,204,813
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	792,580	789,825
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-SPICE Class A, 6.653% 8/20/36 (b)	-	461,710	459,834
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,186,183	1,201,971
Series 1998-FL1:
Class D, 7.1188% 12/10/00 (b)(c)	Aa1	1,000,000	999,922
Class E, 7.4688% 1/10/13 (b)(c)	Baa1	2,700,000	2,747,882
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 6.7063% 5/15/03 (b)(c)	Baa2	1,183,784	1,154,929
Federal Deposit Insurance Corp. REMIC Trust sequential pay Series 1996-C1 Class 1A, 6.75% 7/25/26	Aaa	657,544	650,917
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	$ 551,319	$ 534,780
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aaa	1,008,998	988,766
Hilton Hotel Pool Trust Series 2000 HLT Class A1, 7.055% 10/3/10	Aaa	1,000,000	1,002,471
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/1/15	Aaa	917,917	916,052
Morgan Stanly Dean Witter Capital Trust sequential pay Series 2000-PRIN Class A1, 7.07% 4/23/06	Aaa	1,484,769	1,490,337
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 7.5213% 2/15/34 (b)(c)	Baa2	2,290,000	2,248,136
Structured Asset Securities Corp. floater Series 1998-C2A Class C, 7.05% 1/25/13 (b)(c)	Aa3	1,842,516	1,842,517
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,706,283)			19,651,576
Foreign Government and Government Agency Obligations (d) - 0.7%

Ontario Province yankee 7.75% 6/4/02	Aa3	1,200,000	1,217,412
United Mexican States 8.5% 2/1/06	Baa3	1,250,000	1,246,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,456,523)			2,463,662
Supranational Obligations - 0.4%

African Development Bank 7.75% 12/15/01 (Cost $1,309,490)	Aa1	1,240,000	1,250,776
Commercial Paper - 0.5%

British Telecom PLC 6.8525% 10/9/01 (b)(c) (Cost $1,796,679)	1,800,000	1,796,679
Cash Equivalents - 2.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $10,397,000)	$ 10,398,912	$ 10,397,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $364,443,779)		362,173,780
NET OTHER ASSETS - (2.2)%		(7,690,903)
NET ASSETS - 100%		$ 354,482,877
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,701,974 or 8.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	71.2%	AAA, AA, A	54.0%
Baa	24.2%	BBB	23.7%
Ba	0.5%	BB	1.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $364,475,247. Net unrealized depreciation aggregated $2,301,467, of which $1,132,874 related to appreciated investment securities and $3,434,341 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $49,102,000 of which $336,000, $17,692,000, $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2001, 2002, 2003, 2004, 2005, 2007 and 2008, respectively.

A total of 10.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $10,397,000) (cost $364,443,779) - See accompanying schedule		$ 362,173,780
Cash		190
Receivable for investments sold		9,007,549
Receivable for fund shares sold		402,422
Interest receivable		4,645,446
Total assets		376,229,387
Liabilities
Payable for investments purchased	$ 14,705,335
Payable for fund shares redeemed	6,571,031
Distributions payable	207,733
Accrued management fee	117,221
Distribution fees payable	60,161
Other payables and accrued expenses	85,029
Total liabilities		21,746,510
Net Assets		$ 354,482,877
Net Assets consist of:
Paid in capital		$ 405,748,528
Undistributed net investment income		137,384
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,133,036)
Net unrealized appreciation (depreciation) on investments		(2,269,999)
Net Assets		$ 354,482,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,697,647 ÷ 1,830,095 shares)	$9.12
Maximum offering price per share (100/98.50 of $9.12)	$9.26
Class T: Net Asset Value and redemption price per share ($279,306,222 ÷ 30,593,755 shares)	$9.13
Maximum offering price per share (100/98.50 of $9.13)	$9.27
Class C: Net Asset Value and offering price per share ($50,824,373 ÷ 5,565,221 shares) A	$9.13
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,654,635 ÷ 838,457 shares)	$9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 21,170,780
Security lending		9,988
Total Income		21,180,768
Expenses
Management fee	$ 1,311,010
Transfer agent fees	578,609
Distribution fees	617,164
Accounting and security lending fees	91,600
Non-interested trustees' compensation	1,073
Custodian fees and expenses	19,221
Registration fees	69,709
Audit	33,273
Legal	3,737
Miscellaneous	2,857
Total expenses before reductions	2,728,253
Expense reductions	(8,145)	2,720,108
Net investment income		18,460,660
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(3,704,706)
Change in net unrealized appreciation (depreciation) on investment securities		2,610,601
Net gain (loss)		(1,094,105)
Net increase (decrease) in net assets resulting from operations		$ 17,366,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 18,460,660	$ 19,052,975
Net realized gain (loss)	(3,704,706)	(2,605,978)
Change in net unrealized appreciation (depreciation)	2,610,601	(6,062,922)
Net increase (decrease) in net assets resulting from operations	17,366,555	10,384,075
Distributions to shareholders from net investment income	(18,468,559)	(18,762,496)
Share transactions - net increase (decrease)	(9,153,093)	15,720,432
Total increase (decrease) in net assets	(10,255,097)	7,342,011
Net Assets
Beginning of period	364,737,974	357,395,963
End of period (including undistributed net investment income of $137,384 and $128,689, respectively)	$ 354,482,877	$ 364,737,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.150	$ 9.380	$ 9.310	$ 9.370	$ 9.290
Income from Investment Operations
Net investment income D	.551	.518	.572	.532	.090
Net realized and unrealized gain (loss)	(.028)	(.233)	.024	(.021)	.081
Total from investment operations	.523	.285	.596	.511	.171
Less Distributions
From net investment income	(.553)	(.515)	(.526)	(.571)	(.091)
Net asset value, end of period	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370
Total Return B, C	5.91%	3.12%	6.58%	5.64%	1.85%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,698	$ 17,835	$ 5,524	$ 19,726	$ 204
Ratio of expenses to average net assets	.83%	.82%	.90% F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.83%	.80% G	.90%	.90%	.90% A
Ratio of net investment income to average net assets	6.05%	5.68%	6.03%	6.00%	6.27% A
Portfolio turnover rate	115%	139%	124%	105%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31,1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.150	$ 9.380	$ 9.350	$ 9.380	$ 9.470
Income from Investment Operations
Net investment income C	.550	.523	.555	.578	.594
Net realized and unrealized gain (loss)	(.019)	(.238)	.019	(.036)	(.094)
Total from investment operations	.531	.285	.574	.542	.500
Less Distributions
From net investment income	(.551)	(.515)	(.544)	(.572)	(.590)
Net asset value, end of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380
Total Return A, B	6.00%	3.12%	6.32%	5.97%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 279,306	$ 309,670	$ 333,050	$ 351,614	$ 416,700
Ratio of expenses to average net assets	.84%	.84%	.89%	.89%	.88%
Ratio of expenses to average net assets after expense reductions	.83% D	.83% D	.89%	.89%	.88%
Ratio of net investment income to average net assets	6.05%	5.64%	5.93%	6.19%	6.29%
Portfolio turnover rate	115%	139%	124%	105%	124%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.160	$ 9.380	$ 9.340
Income from Investment Operations
Net investment income D	.467	.434	.437
Net realized and unrealized gain (loss)	(.021)	(.222)	.064
Total from investment operations	.446	.212	.501
Less Distributions
From net investment income	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.130	$ 9.160	$ 9.380
Total Return B, C	5.01%	2.31%	5.49%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 50,824	$ 30,428	$ 11,795
Ratio of expenses to average net assets	1.68%	1.73%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.67% G	1.72% G	1.75% A
Ratio of net investment income to average net assets	5.21%	4.75%	4.92% A
Portfolio turnover rate	115%	139%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.150	$ 9.380	$ 9.350	$ 9.370	$ 9.470
Income from Investment Operations
Net investment income B	.564	.534	.566	.589	.598
Net realized and unrealized gain (loss)	(.015)	(.236)	.021	(.023)	(.098)
Total from investment operations	.549	.298	.587	.566	.500
Less Distributions
From net investment income	(.569)	(.528)	(.557)	(.586)	(.600)
Net asset value, end of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370
Total Return A	6.21%	3.27%	6.47%	6.24%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,655	$ 6,805	$ 7,027	$ 6,750	$ 9,200
Ratio of expenses to average net assets	.67%	.71%	.75% C	.75% C	.80% C
Ratio of expenses to average net assets after expense reductions	.67%	.70% D	.75%	.75%	.80%
Ratio of net investment income to average net assets	6.21%	5.77%	6.06%	6.30%	6.37%
Portfolio turnover rate	115%	139%	124%	105%	124%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $348,990,250 and $353,630,303, respectively, of which U.S. government and government agency obligations aggregated $219,540,904 and $195,487,578, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.15%
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 24,456	$ 23
Class T	397,379	3,311
Class C	195,329	118,568
	$ 617,164	$ 121,902

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 37,079	$ 12,095
Class T	162,595	42,212
Class C	32,659	32,659 *
	$ 232,333	$ 86,966

* When Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,797.18
Class T	501,124.19
Class C	35,098.18
Institutional Class	12,590.18
	$ 578,609

Accounting and Security Lending Fees. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,145 under the custodian arrangement.

7. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 20% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 989,950	$ 728,649
Class T	16,008,757	17,079,838
Class C	1,027,363	560,143
Institutional Class	442,489	393,866
Total	$ 18,468,559	$ 18,762,496

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	1,682,621	4,473,072	$ 15,278,451	$ 41,324,913
Reinvestment of distributions	97,239	71,481	883,778	658,379
Shares redeemed	(1,899,431)	(3,183,911)	(17,261,780)	(29,310,347)
Net increase (decrease)	(119,571)	1,360,642	$ (1,099,551)	$ 12,672,945
Class T Shares sold	18,749,453	21,974,295	$ 170,697,136	$ 203,715,730
Reinvestment of distributions	1,430,849	1,462,245	13,011,480	13,533,243
Shares redeemed	(23,421,838)	(25,110,949)	(213,120,892)	(233,084,712)
Net increase (decrease)	(3,241,536)	(1,674,409)	$ (29,412,276)	$ (15,835,739)
Class C Shares sold	5,686,664	4,501,972	$ 51,826,077	$ 41,508,375
Reinvestment of distributions	87,059	46,606	792,111	430,046
Shares redeemed	(3,532,168)	(2,481,867)	(32,118,065)	(23,005,901)
Net increase (decrease)	2,241,555	2,066,711	$ 20,500,123	$ 18,932,520
Institutional Class Shares sold	304,332	527,018	$ 2,764,206	$ 4,875,430
Reinvestment of distributions	42,066	36,799	382,542	340,500
Shares redeemed	(251,563)	(569,453)	(2,288,137)	(5,265,224)
Net increase (decrease)	94,835	(5,636)	$ 858,611	$ (49,294)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund, (the fund), a fund of Fidelity Advisor Series II (the trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Andrew J. Dudley, Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Ned C. Lautenbach *

Marvin L. Mann *

William O.McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SFII-ANN-1200	118721
1.538432.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	12	The manager's review of fund performance, strategy and outlook.
Investment Summary	15	A summary of the fund's investments.
Investments	16	A complete list of the fund's investments with their market values.
Financial Statements	22	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	31	Notes to the financial statements.
Independent Auditors' Report	39	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2000	Life of fund
Fidelity® Adv Floating Rate High Income - CL A	0.90%
Fidelity Adv Floating Rate High Income - CL A (incl. 3.75% sales charge)	-2.88%
DLJ Leveraged Loan Plus	0.62%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Donaldson, Lufkin & Jenrette (DLJ) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class A
Performance - continued

Total Return Components

August 16, 2000 (commencement of operations) to October 31,
2000
Dividend returns	1.50%
Capital returns	-0.60%
Total returns	0.90%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Life of class
Dividends per share	6.01¢	14.96¢
Annualized dividend rate	7.11%	7.21%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.95 over the past one month and $9.96 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer more stable operating history.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2000	Life of fund
Fidelity Adv Floating Rate High Income - CL T	0.88%
Fidelity Adv Floating Rate High Income - CL T (incl. 2.75% sales charge)	-1.90%
DLJ Leveraged Loan Plus	0.62%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Donaldson, Lufkin & Jenrette (DLJ) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Total Return Components

August 16, 2000 (commencement of operations) to October 31,
2000
Dividend returns	1.48%
Capital returns	-0.60%
Total returns	0.88%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Life of class
Dividends per share	5.92¢	14.71¢
Annualized dividend rate	7.01%	7.09%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.95 over the past one month and $9.96 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class T has a longer more stable operating history.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 3.50%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2000	Life of fund
Fidelity Adv Floating Rate High Income - CL B	0.79%
Fidelity Adv Floating Rate High Income - CL B (incl. contingent deferred sales charge)	-2.69%
DLJ Leveraged Loan Plus	0.62%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Donaldson, Lufkin & Jenrette (DLJ) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

Total Return Components

August 16, 2000 (commencement of operations) to October 31,
2000
Dividend returns	1.39%
Capital returns	-0.60%
Total returns	0.79%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Life of class
Dividends per share	5.53¢	13.89¢
Annualized dividend rate	6.54%	6.70%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.95 over the past one month and $9.95 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer more stable operating history.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2000	Life of fund
Fidelity Adv Floating Rate High Income - CL C	0.76%
Fidelity Adv Floating Rate High Income - CL C (incl. contingent deferred sales charge)	-0.24%
DLJ Leveraged Loan Plus	0.62%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Donaldson, Lufkin & Jenrette (DLJ) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

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Total Return Components

August 16, 2000 (commencement of operations) to October 31,
2000
Dividend returns	1.36%
Capital returns	-0.60%
Total returns	0.76%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Life of class
Dividends per share	5.45¢	13.54¢
Annualized dividend rate	6.45%	6.53%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.95 over the past one month and $9.96 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer more stable operating history.

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Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market, as measured by the DLJ Leveraged Loan Index Plus, generated a 5.37% return during the 12-month period that ended October 31, 2000. In a period when most sectors of the leveraged finance market were weak, as evidenced by the Merrill Lynch High Yield Master II Index's decline of 1.68%, the distinct characteristics of leveraged loans enabled them to post strong performance. The combination of seniority, security and floating rates helped reduce the price volatility of leveraged loans and therefore attracted investors seeking stability. That said, the yield spread for average new-issue leveraged loans rated BB/BB- and those rated B+/B by Standard & Poor's® did widen year-over-year. At the end of September 1999, the spread for BB/BB- issues was 302 basis points (or 3.02%) above London Interbank Offered Rate (LIBOR) versus 353 basis points above LIBOR at the end of October 2000. B+/B issues were 357 basis points above LIBOR versus 389 basis points above LIBOR during the same period. S&P/Portfolio Management Data estimates that there was $43.8 billion in new institutional leveraged loan syndications during the past year, representing 320 new-issue leveraged loans. Of this amount, telecommunications and industrial companies represented the largest industry group at 20% and 19% of new issuance, respectively, followed by services/retail at 15% and media at 13%.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. How did the fund perform, Christine?

A. Since its inception on August 16, 2000, through October 31, 2000, the fund's Class A, Class T, Class B, and Class C shares returned 0.90%, 0.88%, 0.79% and 0.76%, respectively. The fund's benchmark, the DLJ Leveraged Loan Index Plus returned 0.62%. Going forward, we'll look at the fund's performance in six- and 12-month intervals and will compare its performance to a peer group of funds tracked by Lipper Inc.

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outperform its index during the brief period?

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A. Keeping in mind that the fund was still in a start-up phase and incurring cash flows, strong credit selection made a positive contribution to performance as did the fund's diversification.

Q. Can you give us an overview of the kinds of investments the fund will typically own?

A. Certainly. This is the industry's first open-end bank loan fund and provides investors with daily liquidity. The fund invests primarily in senior secured floating rate notes of non-investment grade companies. Additionally, up to 20% of the fund's total assets may be invested in investment-grade money market and short-term debt instruments to enhance the fund's liquidity. The leveraged bank loans in the fund represent companies' direct debt obligations, which are often used to finance working capital, capital expenditures, and mergers and acquisitions. The loans tend to be the most senior obligation in the company's capital structure and are often secured by the key assets of the company. Additionally, the loans have floating interest rates that are generally reset quarterly based on a premium spread to the 90-day London Interbank Offered Rate (LIBOR).

Q. Can you say more about the seniority of these loans?

A. As I mentioned, bank debt is typically the most senior claim in a company's capital structure. Accordingly, it gets paid back first before any value goes to holders of the company's more subordinate issues - including common stock, preferred stock and high-yield bonds. This senior claim helps reduce the underlying credit risk and, consequently, the price volatility of the investment.

Q. You mentioned security. Are these loans secured?

A. Bank debt is often secured by all the assets of a given company. Therefore, a bank debt holder can own title to the cash, receivables, property plant, and equipment, inventory and even real estate of the company. My research team and I spend a great deal of time focused on this collateral package, independently assessing the asset values. This security interest protects investors' downside and helps maximize recoveries in the event of a distressed situation.

Q. Can you explain how the floating rate feature of these loans works, and how it limits their interest-rate volatility?

A. Sure. It's a bit technical. Bank debt coupons are typically priced at a premium to LIBOR ranging between 250-375 basis points, or 2.5% to 3.75%. As floating rate instruments, the coupons are reset quarterly to reflect the existing LIBOR rate plus the premium. For example, at the end of the period the LIBOR rate was approximately 6.76%, suggesting that BB-rated bank debt was yielding approximately 9.5%, while lower-quality single B-rated bank debt yielded around 10.5%. Since the coupons are reset so frequently, this floating rate feature limits the interest-rate volatility of the security. Generally, the shorter the coupon reset period, the less effect interest-rate fluctuations will have.

Q. What's your outlook, Christine?

A. It's an interesting time to be involved with bank loans. Their strong relative performance has led to cash inflows into the market, and the increase in interest rates has resulted in higher yield payouts on these loans. However, the prices exacted by higher interest rates are a slowing economy and skittish capital markets. New issuance - a primary source of loan supply to the market - has slowed, reflecting difficulties raising capital in the high-yield market. Accordingly, investors have turned to the secondary market for investment opportunities. In the near term, these changes imply more-expensive and less-flexible financing for borrowers. Additionally, higher default rates have added to the price volatility in the market versus historic norms. However, given Fidelity's analytical and research strength, I'm confident that we'll be able to sort out the best opportunities for our shareholders.

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Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of October 31, 2000, more than $106 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on the fund's objective and investment philosophy:

"The fund's objective is to provide a high level of current income. Investment decisions are driven by basic fundamental research focused on the operating performance of a company and its management quality and depth, as well as its business strategy and execution, competition, industry dynamics and the macro-economic backdrop. Decisions also incorporate an assessment of the company's capital and corporate structure and the perceived value of the collateral package.

"We have taken a diversified posture with the fund focusing on: secular growth companies where collateral protection is strong, values are discernable and the market for the assets is tangible, liquid and well-funded; well-capitalized leveraged buyouts or old economy companies that demonstrate a relatively stable and predictable cash flow stream capable of retiring the bank debt in a timely manner; and large cyclical companies with a diversified manufacturing base and good collateral coverage based on trough valuations.

"While the fund is still in a start-up mode, I am comfortable with its diversification and am quite happy with the caliber of the companies we hold in the fund. Our portfolio strategy is targeted at capturing the benefits endemic to this asset class, including seniority and security, and we look to our expertise in credit selection to mitigate the fact that the issuers of these loans are below investment grade."

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Investment Summary

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets
Charter Communication Operating LLC	5.6
Voicestream PCS Holding LLC	4.9
Nextel Finance Co.	3.4
Iron Mountain Inc.	2.8
Pegasus Media & Communications Inc.	2.8
19.5
Top Five Market Sectors as of October 31, 2000
% of fund's net assets
Utilities	22.9
Media & Leisure	20.2
Basic Industries	13.6
Services	5.6
Health	4.3
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	1.0
Baa	0.0
Ba	30.1
B	17.8
Caa, Ca, C	0.0
Not Rated	33.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 account for 33.6% of the fund's investments.

Asset Allocation (% of fund's net assets)

As of October 31, 2000*

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Investments October 31, 2000

Showing Percentage of Net Assets

Floating Rate Loans (e) - 75.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
BASIC INDUSTRIES - 13.6%
Chemicals & Plastics - 7.2%
CP Kelco:
Tranche B term loan 10.0613% 3/31/08 (d)	B1	$ 1,725,000	$ 1,737,937
Tranche C term loan 10.3113% 9/30/08 (d)	B1	575,000	579,313
Huntsman ICI Chemicals LLC sr. secured:
Tranche B term loan 9.6875% 6/30/07 (d)	-	1,250,000	1,262,500
Tranche C term loan 9.9375% 6/30/08 (d)	-	1,250,000	1,262,500
Lyondell Chemical Co. sr. secured Tranche E term loan 10.515% 5/17/06 (d)	-	2,796,203	2,880,089
			7,722,339
Packaging & Containers - 3.9%
Ball Corp. Tranche B term loan 8.625% 3/10/06 (d)	Ba2	1,000,000	1,007,500
Packaging Corp. of America Tranche B term loan 8.6614% 6/29/07 (d)	-	934,076	935,244
U.S. Can Corp. Tranche B term loan 10.2581% 10/4/08 (d)	-	2,200,000	2,216,500
			4,159,244
Paper & Forest Products - 2.5%
Smurfit-Stone Container Corp. Tranche B term loan 9.875% 3/31/06 (d)	Ba3	1,000,000	1,007,500
Stone Container Corp. Tranche E term loan 10.1875% 10/1/03 (d)	B+	1,600,000	1,600,000
			2,607,500
TOTAL BASIC INDUSTRIES			14,489,083
DURABLES - 2.3%
Consumer Durables - 1.4%
Blount, Inc. Tranche B term loan 10.7222% 6/30/06 (d)	B1	1,496,222	1,488,741
Home Furnishings - 0.9%
Sealy Mattress Co.:
Tranche B term loan 8.6875% 12/15/04 (d)	Ba3	378,097	379,042
Tranche C term loan 8.9375% 12/15/05 (d)	Ba3	272,487	273,168
Tranche D term loan 9.1875% 12/15/06 (d)	Ba3	348,267	349,138
			1,001,348
TOTAL DURABLES			2,490,089
Floating Rate Loans (e) - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
ENERGY - 2.2%
Coal - 2.2%
P&L Coal Holdings Corp. Tranche B term loan 8.7673% 6/30/06 (d)	-	$ 2,324,561	$ 2,324,561
HEALTH - 4.3%
Medical Facilities Management - 4.3%
Quest Diagnostics, Inc.:
Tranche B term loan 9.808% 6/15/06 (d)	Ba3	1,041,800	1,049,614
Tranche C term loan 10.37% 6/15/06 (d)	Ba3	958,200	965,386
Total Renal Care Holdings, Inc. term loan 10.4402% 3/31/06 (d)	Ba2	1,282,666	1,266,633
Unilab Corp. Tranche B term loan 10.3125% 11/23/06 (d)	B1	1,250,000	1,259,375
			4,541,008
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Pollution Control - 1.2%
Allied Waste North America, Inc.:
Tranche B term loan 9.4375% 7/21/06 (d)	Ba3	590,909	556,932
Tranche C term loan 9.7042% 7/21/07 (d)	Ba3	709,091	668,318
			1,225,250
MEDIA & LEISURE - 20.2%
Broadcasting - 16.2%
Adelphia Communications Corp. Tranche B term loan 9.66% 6/30/09 (d)	-	1,500,000	1,494,375
American Tower L P Tranche B term loan 10.05% 12/31/07 (d)	-	2,000,000	2,015,000
Charter Communication Operating LLC Tranche B term loan 9.26% 3/18/08 (d)	Ba3	6,000,000	5,977,500
Citadel Broadcasting Co. Tranche B term loan 9.875% 6/30/08 (d)	BB-	2,200,000	2,216,500
Entravision Communications Corp. Tranche B term loan 9.9375% 12/31/08 (d)	-	1,300,000	1,309,750
Pegasus Media & Communications, Inc. Tranche B term loan 10.125% 4/30/05 (d)	-	3,000,000	3,007,500
Telemundo Group, Inc. Tranche B term loan 8.785% 3/31/07 (d)	B1	1,196,977	1,196,977
			17,217,602
Entertainment - 1.9%
Six Flags Theme Park, Inc. Tranche B term loan 9.91% 9/30/05 (d)	Ba2	2,000,000	2,015,000
Floating Rate Loans (e) - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - continued
Publishing - 1.2%
PRIMEDIA, Inc. Tranche B term loan 8.995% 7/31/04 (d)	Ba3	$ 1,250,000	$ 1,253,125
Restaurants - 0.9%
Domino's, Inc.:
Tranche B term loan 10.1875% 12/21/06 (d)	-	499,543	504,538
Tranche C term loan 10.4375% 12/21/07 (d)	-	500,457	505,462
			1,010,000
TOTAL MEDIA & LEISURE			21,495,727
NONDURABLES - 1.9%
Foods - 0.9%
Del Monte Corp. Tranche B term loan 9.6875% 3/25/05 (d)	-	997,440	1,001,180
Tobacco - 1.0%
UST, Inc. Tranche B term loan 9.125% 2/16/05 (d)	A2	1,000,000	1,003,750
TOTAL NONDURABLES			2,004,930
RETAIL & WHOLESALE - 0.9%
Drug Stores - 0.9%
Duane Reade, Inc. Tranche B term loan 9.5606% 2/15/05 (d)	-	1,000,000	1,002,500
SERVICES - 5.6%
Leasing & Rental - 2.8%
Crown Castle Operating Co. Tranche B term loan 9.37% 3/15/08 (d)	Ba3	2,000,000	2,010,000
Interpool, Inc. Tranche B term loan 8.8125% 10/24/02 (d)	-	1,000,000	1,002,500
			3,012,500
Services - 2.8%
Iron Mountain, Inc. Tranche B term loan 9.5156% 2/28/06 (d)	-	3,000,000	3,022,500
TOTAL SERVICES			6,035,000
Floating Rate Loans (e) - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TECHNOLOGY - 2.2%
Computer Services & Software - 1.2%
Exodus Communications, Inc. Tranche B term loan 11.75% 10/31/07 (d)	B+	$ 1,300,000	$ 1,308,125
Electronic Instruments - 1.0%
Dynatech LLC Tranche B term loan 9.89% 9/30/07 (d)	-	992,126	994,606
TOTAL TECHNOLOGY			2,302,731
UTILITIES - 20.9%
Cellular - 16.2%
Cook Inlet/Voicestream Op Co. LLC Tranche A term loan 10.38% 12/31/07 (d)	B2	1,000,000	1,000,000
Nextel Finance Co.:
Tranche B term loan 10% 6/30/08 (d)	Ba2	1,750,000	1,754,375
Tranche C term loan 10.3125% 12/31/08 (d)	Ba2	1,750,000	1,754,375
Powertel, Inc. Tranche A term loan 9.6875% 12/31/05 (d)	-	1,000,000	1,000,000
Tritel Holding Corp. Tranche B term loan 11.12% 12/31/07 (d)	B2	2,000,000	2,010,000
Triton PCS, Inc. Tranche B term loan 9.625% 2/4/07 (d)	-	3,000,000	3,000,000
Voicestream PCS Holding LLC Tranche B term loan 9.62% 2/25/09 (d)	B+	5,300,000	5,260,250
Western Wireless Corp. Tranche B term loan 9.41% 9/30/08 (d)	Ba2	1,500,000	1,507,500
			17,286,500
Electric Utility - 1.9%
AES Corp. Tranche B term loan 9.375% 4/24/01 (d)	-	2,000,000	2,005,000
Telephone Services - 2.8%
Global Crossing Holdings Ltd. Tranche B term loan 9.38% 6/30/06 (d)	-	2,000,000	2,012,500
McLeodUSA, Inc. Tranche B term loan 9.62% 5/31/08 (d)	Ba2	1,000,000	998,750
			3,011,250
TOTAL UTILITIES			22,302,750
TOTAL FLOATING RATE LOANS (Cost $80,434,225)			80,213,629
Nonconvertible Bonds - 4.8%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
ENERGY - 1.9%
Energy Services - 1.9%
Cliffs Drilling Co. Class B, 10.25% 5/15/03	Ba3	$ 2,000,000	$ 2,045,000
TRANSPORTATION - 0.9%
Air Transportation - 0.9%
US Air, Inc. 9.625% 2/1/01	B3	975,000	965,250
UTILITIES - 2.0%
Cellular - 2.0%
Clearnet Communications, Inc. yankee 0% 12/15/05 (c)	Ba1	2,000,000	2,120,000
TOTAL NONCONVERTIBLE BONDS (Cost $5,144,861)			5,130,250
Cash Equivalents - 17.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 10/31/00 due 11/1/00	$ 10,249,867	10,248,000
	Shares
Fidelity Money Market Central Fund, 6.70% (b)	8,000,000	8,000,000
TOTAL CASH EQUIVALENTS (Cost $18,248,000)		18,248,000
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $103,827,086)		103,591,879
NET OTHER ASSETS - 2.8%		3,014,263
NET ASSETS - 100%		$ 106,606,142
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	1.0%	AAA, AA, A	1.0%
Baa	0.0%	BBB	0.0%
Ba	28.0%	BB	15.7%
B	9.9%	B	16.5%
Caa	0.0%	CCC	0.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 33.6%. FMR has determined that unrated debt securities that are lower quality account for 33.6% of the total value of investment in securities.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $103,827,086. Net unrealized depreciation aggregated $235,207, of which $87,333 related to appreciated investment securities and $322,540 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $5,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $10,248,000) (cost $103,827,086) - See accompanying schedule		$ 103,591,879
Cash		3,524,411
Receivable for fund shares sold		4,367,060
Interest receivable		440,218
Prepaid expenses		62,303
Total assets		111,985,871
Liabilities
Payable for investments purchased	$ 4,977,000
Payable for fund shares redeemed	74,361
Accrued management fee	28,310
Distribution fees payable	44,501
Other payables and accrued expenses	255,557
Total liabilities		5,379,729
Net Assets		$ 106,606,142
Net Assets consist of:
Paid in capital		$ 106,829,910
Undistributed net investment income		16,139
Accumulated undistributed net realized gain (loss) on investments		(4,700)
Net unrealized appreciation (depreciation) on investments		(235,207)
Net Assets		$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,408,642 ÷ 946,292 shares)	$9.94
Maximum offering price per share (100/96.25 of $9.94)	$10.33
Class T: Net Asset Value and redemption price per share ($24,571,096 ÷ 2,471,684 shares)	$9.94
Maximum offering price per share (100/97.25 of $9.94)	$10.22
Class B: Net Asset Value and offering price per share ($24,043,600 ÷ 2,419,348 shares) A	$9.94
Class C: Net Asset Value and offering price per share ($47,707,632 ÷ 4,797,885 shares) A	$9.94
Institutional Class: Net Asset Value, offering price and redemption price per share ($ 875,172 ÷ 88,046 shares)	$9.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

	August 16, 2000 (commencement of operations) to October 31, 2000
Investment Income Interest		$ 954,324
Expenses
Management fee	$ 81,444
Transfer agent fees	17,603
Distribution fees	73,287
Accounting fees and expenses	12,391
Custodian fees and expenses	1,917
Registration fees	48,527
Audit	44,400
Miscellaneous	500
Total expenses before reductions	280,069
Expense reductions	(134,198)	145,871
Net investment income		808,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(5,558)
Change in net unrealized appreciation (depreciation) on investment securities		(235,207)
Net gain (loss)		(240,765)
Net increase (decrease) in net assets resulting from operations		$ 567,688

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

August 16, 2000 (commencement of operations) to October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 808,453
Net realized gain (loss)	(5,558)
Change in net unrealized appreciation (depreciation)	(235,207)
Net increase (decrease) in net assets resulting from operations	567,688
Distributions to shareholders from net investment income	(791,456)
Share transactions - net increase (decrease)	106,824,265
Redemption fees	5,645
Total increase (decrease) in net assets	106,606,142
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $16,139)	$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.136
Net realized and unrealized gain (loss)	(.047)
Total from investment operations	.089
Less Distributions
From net investment income	(.150)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,409
Ratio of expenses to average net assets	.78% A, F
Ratio of expenses to average net assets after expense reductions	.78% A
Ratio of net investment income to average net assets	7.21% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.131
Net realized and unrealized gain (loss)	(.045)
Total from investment operations	.086
Less Distributions
From net investment income	(.147)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.88%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,571
Ratio of expenses to average net assets	.93% A, F
Ratio of expenses to average net assets after expense reductions	.93% A
Ratio of net investment income to average net assets	7.06% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.134
Net realized and unrealized gain (loss)	(.056)
Total from investment operations	.078
Less Distributions
From net investment income	(.139)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.79%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,044
Ratio of expenses to average net assets	1.23% A, F
Ratio of expenses to average net assets after expense reductions	1.23% A
Ratio of net investment income to average net assets	6.75% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.125
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	.074
Less Distributions
From net investment income	(.135)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.76%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 47,708
Ratio of expenses to average net assets	1.44% A, F
Ratio of expenses to average net assets after expense reductions	1.44% A
Ratio of net investment income to average net assets	6.55% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.151
Net realized and unrealized gain (loss)	(.058)
Total from investment operations	.093
Less Distributions
From net investment income	(.154)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 875
Ratio of expenses to average net assets	.49% A, F
Ratio of expenses to average net assets after expense reductions	.49% A
Ratio of net investment income to average net assets	7.50% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of shares on August 16, 2000. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Loans and Other Direct Debt Instruments. The fund invests in loans and loan participations, trade claims or other receivables, which may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At period end, the fund had no investments in loan participations or loans involving standby financing commitments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $83,861,083 and $1,251,123, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as a sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.70%*
Class C	.80%**

* .55% represents a distribution fee and .15% represents a shareholder service fee.

** .55% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 1,376	$ 73
Class T	5,744	-
Class B	24,466	20,596
Class C	41,701	37,596
	$ 73,287	$ 58,265

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within 15 months of purchase. Contingent deferred sales charges are based on declining rates ranging from 3.50% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 25,423	$ 16,977
Class T	29,740	12,357
Class B	2,321	2,321*
Class C	1,481	1,481*
	$ 58,965	$ 33,136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 1,209.13
Class T	3,165.14
Class B	5,329.15
Class C	7,546.15
Institutional Class	354.26
	$ 17,603

* Annualized

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Money Market Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Money Market Central Fund (the Central Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Central Fund is principally used for the fund's strategic allocations to money market investments. The Central Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Central Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	0.15% - 1.10%	$ 8,821
Class T	0.25% - 1.20%	19,916
Class B	0.70% - 1.65%	52,666
Class C	0.80% - 1.75%	50,218
Institutional Class	0% - 0.95%	2,471
		$ 134,092

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $106 under the custodian arrangement.

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 9.6% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

August 16, 2000 (commencement of operations) to October 31,
2000
From net investment income
Class A	$ 64,668
Class T	160,974
Class B	230,804
Class C	325,083
Institutional Class	9,927
Total	$ 791,456

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended October 31,	Year ended October 31,
	2000 A	2000 A

Class A Shares sold	956,032	$ 9,517,522
Reinvestment of distributions	5,713	56,832
Shares redeemed	(15,453)	(153,810)
Net increase (decrease)	946,292	$ 9,420,544
Class T Shares sold	2,479,164	$ 24,685,030
Reinvestment of distributions	13,624	135,516
Shares redeemed	(21,104)	(209,675)
Net increase (decrease)	2,471,684	$ 24,610,871
Class B Shares sold	2,777,776	$ 27,690,876
Reinvestment of distributions	20,634	205,302
Shares redeemed	(379,062)	(3,767,960)
Net increase (decrease)	2,419,348	$ 24,128,218
Class C Shares sold	4,923,527	$ 49,034,923
Reinvestment of distributions	28,548	283,958
Shares redeemed	(154,190)	(1,532,861)
Net increase (decrease)	4,797,885	$ 47,786,020
Institutional Class Shares sold	89,211	$ 890,224
Reinvestment of distributions	843	8,388
Shares redeemed	(2,008)	(20,000)
Net increase (decrease)	88,046	$ 878,612

A Share transactions are for the period August 16, 2000 (commencement of operations) to October 31, 2000.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the period August 16, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the period August 16, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant ®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

AFR-ANN-1200	120333
1.750077.100

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	6	The manager's review of fund performance, strategy and outlook.
Investment Summary	9	A summary of the fund's investments.
Investments	10	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	25	Notes to the financial statements.
Independent Auditors' Report	33	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2000	Life of fund
Fidelity® Adv Floating Rate High Income - Inst CL	0.94%
DLJ Leveraged Loan Plus	0.62%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Donaldson, Lufkin & Jenrette (DLJ) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fidelity Advisor Floating Rate High Income Fund -
Institutional Class
Performance - continued

Total Return Components

August 16, 2000 (commencement of operations) to October 31, 2000
Dividend returns	1.54%
Capital returns	-0.60%
Total returns	0.94%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Life of class
Dividends per share	6.13¢	15.37¢
Annualized dividend rate	7.25%	7.42%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.95 over the past one month and $9.95 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Institutional Class has a longer more stable operating history.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market, as measured by the DLJ Leveraged Loan Index Plus, generated a 5.37% return during the 12-month period that ended October 31, 2000. In a period when most sectors of the leveraged finance market were weak, as evidenced by the Merrill Lynch High Yield Master II Index's decline of 1.68%, the distinct characteristics of leveraged loans enabled them to post strong performance. The combination of seniority, security and floating rates helped reduce the price volatility of leveraged loans and therefore attracted investors seeking stability. That said, the yield spread for average new-issue leveraged loans rated BB/BB- and those rated B+/B by Standard & Poor's® did widen year-over-year. At the end of September 1999, the spread for BB/BB- issues was 302 basis points (or 3.02%) above London Interbank Offered Rate (LIBOR) versus 353 basis points above LIBOR at the end of October 2000. B+/B issues were 357 basis points above LIBOR versus 389 basis points above LIBOR during the same period. S&P/Portfolio Management Data estimates that there was $43.8 billion in new institutional leveraged loan syndications during the past year, representing 320 new-issue leveraged loans. Of this amount, telecommunications and industrial companies represented the largest industry group at 20% and 19% of new issuance, respectively, followed by services/retail at 15% and media at 13%.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. How did the fund perform, Christine?

A. Since its inception on August 16, 2000, through October 31, 2000, the fund's Institutional Class shares returned 0.94%. During the same time frame, the fund's benchmark - the DLJ Leveraged Loan Index Plus - returned 0.62%. Going forward, we'll look at the fund's performance in six-and 12-month intervals and will compare its performance to a peer group of funds tracked by Lipper Inc.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outperform its index during the brief period?

A. Keeping in mind that the fund was still in a start-up phase and incurring cash flows, strong credit selection made a positive contribution to performance as did the fund's diversification.

Q. Can you give us an overview of the kinds of investments the fund will typically own?

A. Certainly. This is the industry's first open-end bank loan fund and provides investors with daily liquidity. The fund invests primarily in senior secured floating rate notes of non-investment grade companies. Additionally, up to 20% of the fund's total assets may be invested in investment-grade money market and short-term debt instruments to enhance the fund's liquidity. The leveraged bank loans in the fund represent companies' direct debt obligations, which are often used to finance working capital, capital expenditures, and mergers and acquisitions. The loans tend to be the most senior obligation in the company's capital structure and are often secured by the key assets of the company. Additionally, the loans have floating interest rates that are generally reset quarterly based on a premium spread to the 90-day London Interbank Offered Rate (LIBOR).

Q. Can you say more about the seniority of these loans?

A. As I mentioned, bank debt is typically the most senior claim in a company's capital structure. Accordingly, it gets paid back first before any value goes to holders of the company's more subordinate issues - including common stock, preferred stock and high-yield bonds. This senior claim helps reduce the underlying credit risk and, consequently, the price volatility of the investment.

Q. You mentioned security. Are these loans secured?

A. Bank debt is often secured by all the assets of a given company. Therefore, a bank debt holder can own title to the cash, receivables, property plant, and equipment, inventory and even real estate of the company. My research team and I spend a great deal of time focused on this collateral package, independently assessing the asset values. This security interest protects investors' downside and helps maximize recoveries in the event of a distressed situation.

Q. Can you explain how the floating rate feature of these loans works, and how it limits their interest-rate volatility?

A. Sure. It's a bit technical. Bank debt coupons are typically priced at a premium to LIBOR ranging between 250-375 basis points, or 2.5% to 3.75%. As floating rate instruments, the coupons are reset quarterly to reflect the existing LIBOR rate plus the premium. For example, at the end of the period the LIBOR rate was approximately 6.76%, suggesting that BB-rated bank debt was yielding approximately 9.5%, while lower-quality single B-rated bank debt yielded around 10.5%. Since the coupons are reset so frequently, this floating rate feature limits the interest-rate volatility of the security. Generally, the shorter the coupon reset period, the less effect interest-rate fluctuations will have.

Q. What's your outlook, Christine?

A. It's an interesting time to be involved with bank loans. Their strong relative performance has led to cash inflows into the market, and the increase in interest rates has resulted in higher yield payouts on these loans. However, the prices exacted by higher interest rates are a slowing economy and skittish capital markets. New issuance - a primary source of loan supply to the market - has slowed, reflecting difficulties raising capital in the high-yield market. Accordingly, investors have turned to the secondary market for investment opportunities. In the near term, these changes imply more-expensive and less-flexible financing for borrowers. Additionally, higher default rates have added to the price volatility in the market versus historic norms. However, given Fidelity's analytical and research strength, I'm confident that we'll be able to sort out the best opportunities for our shareholders.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of October 31, 2000, more than $106 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on the fund's objective and investment philosophy:

"The fund's objective is to provide a high level of current income. Investment decisions are driven by basic fundamental research focused on the operating performance of a company and its management quality and depth, as well as its business strategy and execution, competition, industry dynamics and the macro-economic backdrop. Decisions also incorporate an assessment of the company's capital and corporate structure and the perceived value of the collateral package.

"We have taken a diversified posture with the fund focusing on: secular growth companies where collateral protection is strong, values are discernable and the market for the assets is tangible, liquid and well-funded; well-capitalized leveraged buyouts or old economy companies that demonstrate a relatively stable and predictable cash flow stream capable of retiring the bank debt in a timely manner; and large cyclical companies with a diversified manufacturing base and good collateral coverage based on trough valuations.

"While the fund is still in a start-up mode, I am comfortable with its diversification and am quite happy with the caliber of the companies we hold in the fund. Our portfolio strategy is targeted at capturing the benefits endemic to this asset class, including seniority and security, and we look to our expertise in credit selection to mitigate the fact that the issuers of these loans are below investment grade."

Annual Report

Investment Summary

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets
Charter Communication Operating LLC	5.6
Voicestream PCS Holding LLC	4.9
Nextel Finance Co.	3.4
Iron Mountain Inc.	2.8
Pegasus Media & Communications Inc.	2.8
19.5
Top Five Market Sectors as of October 31, 2000
% of fund's net assets
Utilities	22.9
Media & Leisure	20.2
Basic Industries	13.6
Services	5.6
Health	4.3
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	1.0
Baa	0.0
Ba	30.1
B	17.8
Caa, Ca, C	0.0
Not Rated	33.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 account for 33.6% of the fund's investments.

Asset Allocation (% of fund's net assets)

As of October 31, 2000*

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Floating Rate Loans (e) - 75.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
BASIC INDUSTRIES - 13.6%
Chemicals & Plastics - 7.2%
CP Kelco:
Tranche B term loan 10.0613% 3/31/08 (d)	B1	$ 1,725,000	$ 1,737,937
Tranche C term loan 10.3113% 9/30/08 (d)	B1	575,000	579,313
Huntsman ICI Chemicals LLC sr. secured:
Tranche B term loan 9.6875% 6/30/07 (d)	-	1,250,000	1,262,500
Tranche C term loan 9.9375% 6/30/08 (d)	-	1,250,000	1,262,500
Lyondell Chemical Co. sr. secured Tranche E term loan 10.515% 5/17/06 (d)	-	2,796,203	2,880,089
			7,722,339
Packaging & Containers - 3.9%
Ball Corp. Tranche B term loan 8.625% 3/10/06 (d)	Ba2	1,000,000	1,007,500
Packaging Corp. of America Tranche B term loan 8.6614% 6/29/07 (d)	-	934,076	935,244
U.S. Can Corp. Tranche B term loan 10.2581% 10/4/08 (d)	-	2,200,000	2,216,500
			4,159,244
Paper & Forest Products - 2.5%
Smurfit-Stone Container Corp. Tranche B term loan 9.875% 3/31/06 (d)	Ba3	1,000,000	1,007,500
Stone Container Corp. Tranche E term loan 10.1875% 10/1/03 (d)	B+	1,600,000	1,600,000
			2,607,500
TOTAL BASIC INDUSTRIES			14,489,083
DURABLES - 2.3%
Consumer Durables - 1.4%
Blount, Inc. Tranche B term loan 10.7222% 6/30/06 (d)	B1	1,496,222	1,488,741
Home Furnishings - 0.9%
Sealy Mattress Co.:
Tranche B term loan 8.6875% 12/15/04 (d)	Ba3	378,097	379,042
Tranche C term loan 8.9375% 12/15/05 (d)	Ba3	272,487	273,168
Tranche D term loan 9.1875% 12/15/06 (d)	Ba3	348,267	349,138
			1,001,348
TOTAL DURABLES			2,490,089
Floating Rate Loans (e) - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
ENERGY - 2.2%
Coal - 2.2%
P&L Coal Holdings Corp. Tranche B term loan 8.7673% 6/30/06 (d)	-	$ 2,324,561	$ 2,324,561
HEALTH - 4.3%
Medical Facilities Management - 4.3%
Quest Diagnostics, Inc.:
Tranche B term loan 9.808% 6/15/06 (d)	Ba3	1,041,800	1,049,614
Tranche C term loan 10.37% 6/15/06 (d)	Ba3	958,200	965,386
Total Renal Care Holdings, Inc. term loan 10.4402% 3/31/06 (d)	Ba2	1,282,666	1,266,633
Unilab Corp. Tranche B term loan 10.3125% 11/23/06 (d)	B1	1,250,000	1,259,375
			4,541,008
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Pollution Control - 1.2%
Allied Waste North America, Inc.:
Tranche B term loan 9.4375% 7/21/06 (d)	Ba3	590,909	556,932
Tranche C term loan 9.7042% 7/21/07 (d)	Ba3	709,091	668,318
			1,225,250
MEDIA & LEISURE - 20.2%
Broadcasting - 16.2%
Adelphia Communications Corp. Tranche B term loan 9.66% 6/30/09 (d)	-	1,500,000	1,494,375
American Tower L P Tranche B term loan 10.05% 12/31/07 (d)	-	2,000,000	2,015,000
Charter Communication Operating LLC Tranche B term loan 9.26% 3/18/08 (d)	Ba3	6,000,000	5,977,500
Citadel Broadcasting Co. Tranche B term loan 9.875% 6/30/08 (d)	BB-	2,200,000	2,216,500
Entravision Communications Corp. Tranche B term loan 9.9375% 12/31/08 (d)	-	1,300,000	1,309,750
Pegasus Media & Communications, Inc. Tranche B term loan 10.125% 4/30/05 (d)	-	3,000,000	3,007,500
Telemundo Group, Inc. Tranche B term loan 8.785% 3/31/07 (d)	B1	1,196,977	1,196,977
			17,217,602
Entertainment - 1.9%
Six Flags Theme Park, Inc. Tranche B term loan 9.91% 9/30/05 (d)	Ba2	2,000,000	2,015,000
Floating Rate Loans (e) - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - continued
Publishing - 1.2%
PRIMEDIA, Inc. Tranche B term loan 8.995% 7/31/04 (d)	Ba3	$ 1,250,000	$ 1,253,125
Restaurants - 0.9%
Domino's, Inc.:
Tranche B term loan 10.1875% 12/21/06 (d)	-	499,543	504,538
Tranche C term loan 10.4375% 12/21/07 (d)	-	500,457	505,462
			1,010,000
TOTAL MEDIA & LEISURE			21,495,727
NONDURABLES - 1.9%
Foods - 0.9%
Del Monte Corp. Tranche B term loan 9.6875% 3/25/05 (d)	-	997,440	1,001,180
Tobacco - 1.0%
UST, Inc. Tranche B term loan 9.125% 2/16/05 (d)	A2	1,000,000	1,003,750
TOTAL NONDURABLES			2,004,930
RETAIL & WHOLESALE - 0.9%
Drug Stores - 0.9%
Duane Reade, Inc. Tranche B term loan 9.5606% 2/15/05 (d)	-	1,000,000	1,002,500
SERVICES - 5.6%
Leasing & Rental - 2.8%
Crown Castle Operating Co. Tranche B term loan 9.37% 3/15/08 (d)	Ba3	2,000,000	2,010,000
Interpool, Inc. Tranche B term loan 8.8125% 10/24/02 (d)	-	1,000,000	1,002,500
			3,012,500
Services - 2.8%
Iron Mountain, Inc. Tranche B term loan 9.5156% 2/28/06 (d)	-	3,000,000	3,022,500
TOTAL SERVICES			6,035,000
Floating Rate Loans (e) - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TECHNOLOGY - 2.2%
Computer Services & Software - 1.2%
Exodus Communications, Inc. Tranche B term loan 11.75% 10/31/07 (d)	B+	$ 1,300,000	$ 1,308,125
Electronic Instruments - 1.0%
Dynatech LLC Tranche B term loan 9.89% 9/30/07 (d)	-	992,126	994,606
TOTAL TECHNOLOGY			2,302,731
UTILITIES - 20.9%
Cellular - 16.2%
Cook Inlet/Voicestream Op Co. LLC Tranche A term loan 10.38% 12/31/07 (d)	B2	1,000,000	1,000,000
Nextel Finance Co.:
Tranche B term loan 10% 6/30/08 (d)	Ba2	1,750,000	1,754,375
Tranche C term loan 10.3125% 12/31/08 (d)	Ba2	1,750,000	1,754,375
Powertel, Inc. Tranche A term loan 9.6875% 12/31/05 (d)	-	1,000,000	1,000,000
Tritel Holding Corp. Tranche B term loan 11.12% 12/31/07 (d)	B2	2,000,000	2,010,000
Triton PCS, Inc. Tranche B term loan 9.625% 2/4/07 (d)	-	3,000,000	3,000,000
Voicestream PCS Holding LLC Tranche B term loan 9.62% 2/25/09 (d)	B+	5,300,000	5,260,250
Western Wireless Corp. Tranche B term loan 9.41% 9/30/08 (d)	Ba2	1,500,000	1,507,500
			17,286,500
Electric Utility - 1.9%
AES Corp. Tranche B term loan 9.375% 4/24/01 (d)	-	2,000,000	2,005,000
Telephone Services - 2.8%
Global Crossing Holdings Ltd. Tranche B term loan 9.38% 6/30/06 (d)	-	2,000,000	2,012,500
McLeodUSA, Inc. Tranche B term loan 9.62% 5/31/08 (d)	Ba2	1,000,000	998,750
			3,011,250
TOTAL UTILITIES			22,302,750
TOTAL FLOATING RATE LOANS (Cost $80,434,225)			80,213,629
Nonconvertible Bonds - 4.8%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
ENERGY - 1.9%
Energy Services - 1.9%
Cliffs Drilling Co. Class B, 10.25% 5/15/03	Ba3	$ 2,000,000	$ 2,045,000
TRANSPORTATION - 0.9%
Air Transportation - 0.9%
US Air, Inc. 9.625% 2/1/01	B3	975,000	965,250
UTILITIES - 2.0%
Cellular - 2.0%
Clearnet Communications, Inc. yankee 0% 12/15/05 (c)	Ba1	2,000,000	2,120,000
TOTAL NONCONVERTIBLE BONDS (Cost $5,144,861)			5,130,250
Cash Equivalents - 17.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 10/31/00 due 11/1/00	$ 10,249,867	10,248,000
	Shares
Fidelity Money Market Central Fund, 6.70% (b)	8,000,000	8,000,000
TOTAL CASH EQUIVALENTS (Cost $18,248,000)		18,248,000
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $103,827,086)		103,591,879
NET OTHER ASSETS - 2.8%		3,014,263
NET ASSETS - 100%		$ 106,606,142
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	1.0%	AAA, AA, A	1.0%
Baa	0.0%	BBB	0.0%
Ba	28.0%	BB	15.7%
B	9.9%	B	16.5%
Caa	0.0%	CCC	0.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 33.6%. FMR has determined that unrated debt securities that are lower quality account for 33.6% of the total value of investment in securities.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $103,827,086. Net unrealized depreciation aggregated $235,207, of which $87,333 related to appreciated investment securities and $322,540 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $5,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $10,248,000) (cost $103,827,086) - See accompanying schedule		$ 103,591,879
Cash		3,524,411
Receivable for fund shares sold		4,367,060
Interest receivable		440,218
Prepaid expenses		62,303
Total assets		111,985,871
Liabilities
Payable for investments purchased	$ 4,977,000
Payable for fund shares redeemed	74,361
Accrued management fee	28,310
Distribution fees payable	44,501
Other payables and accrued expenses	255,557
Total liabilities		5,379,729
Net Assets		$ 106,606,142
Net Assets consist of:
Paid in capital		$ 106,829,910
Undistributed net investment income		16,139
Accumulated undistributed net realized gain (loss) on investments		(4,700)
Net unrealized appreciation (depreciation) on investments		(235,207)
Net Assets		$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,408,642 ÷ 946,292 shares)	$9.94
Maximum offering price per share (100/96.25 of $9.94)	$10.33
Class T: Net Asset Value and redemption price per share ($24,571,096 ÷ 2,471,684 shares)	$9.94
Maximum offering price per share (100/97.25 of $9.94)	$10.22
Class B: Net Asset Value and offering price per share ($24,043,600 ÷ 2,419,348 shares) A	$9.94
Class C: Net Asset Value and offering price per share ($47,707,632 ÷ 4,797,885 shares) A	$9.94
Institutional Class: Net Asset Value, offering price and redemption price per share ($ 875,172 ÷ 88,046 shares)	$9.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	August 16, 2000 (commencement of operations) to October 31, 2000
Investment Income Interest		$ 954,324
Expenses
Management fee	$ 81,444
Transfer agent fees	17,603
Distribution fees	73,287
Accounting fees and expenses	12,391
Custodian fees and expenses	1,917
Registration fees	48,527
Audit	44,400
Miscellaneous	500
Total expenses before reductions	280,069
Expense reductions	(134,198)	145,871
Net investment income		808,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(5,558)
Change in net unrealized appreciation (depreciation) on investment securities		(235,207)
Net gain (loss)		(240,765)
Net increase (decrease) in net assets resulting from operations		$ 567,688

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

August 16, 2000 (commencement of operations) to October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 808,453
Net realized gain (loss)	(5,558)
Change in net unrealized appreciation (depreciation)	(235,207)
Net increase (decrease) in net assets resulting from operations	567,688
Distributions to shareholders from net investment income	(791,456)
Share transactions - net increase (decrease)	106,824,265
Redemption fees	5,645
Total increase (decrease) in net assets	106,606,142
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $16,139)	$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.136
Net realized and unrealized gain (loss)	(.047)
Total from investment operations	.089
Less Distributions
From net investment income	(.150)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,409
Ratio of expenses to average net assets	.78% A, F
Ratio of expenses to average net assets after expense reductions	.78% A
Ratio of net investment income to average net assets	7.21% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.131
Net realized and unrealized gain (loss)	(.045)
Total from investment operations	.086
Less Distributions
From net investment income	(.147)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.88%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,571
Ratio of expenses to average net assets	.93% A, F
Ratio of expenses to average net assets after expense reductions	.93% A
Ratio of net investment income to average net assets	7.06% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.134
Net realized and unrealized gain (loss)	(.056)
Total from investment operations	.078
Less Distributions
From net investment income	(.139)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.79%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,044
Ratio of expenses to average net assets	1.23% A, F
Ratio of expenses to average net assets after expense reductions	1.23% A
Ratio of net investment income to average net assets	6.75% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.125
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	.074
Less Distributions
From net investment income	(.135)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.76%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 47,708
Ratio of expenses to average net assets	1.44% A, F
Ratio of expenses to average net assets after expense reductions	1.44% A
Ratio of net investment income to average net assets	6.55% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended	October 31,
Selected Per-Share Data	2000 E
Net asset value, beginning of period	$ 10.000
Income from Investment Operations
Net investment income D	.151
Net realized and unrealized gain (loss)	(.058)
Total from investment operations	.093
Less Distributions
From net investment income	(.154)
Redemption fees added to paid in capital	.001
Net asset value, end of period	$ 9.940
Total Return B, C	0.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 875
Ratio of expenses to average net assets	.49% A, F
Ratio of expenses to average net assets after expense reductions	.49% A
Ratio of net investment income to average net assets	7.50% A
Portfolio turnover rate	12% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of shares on August 16, 2000. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Loans and Other Direct Debt Instruments. The fund invests in loans and loan participations, trade claims or other receivables, which may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At period end, the fund had no investments in loan participations or loans involving standby financing commitments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $83,861,083 and $1,251,123, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as a sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.70%*
Class C	.80%**

* .55% represents a distribution fee and .15% represents a shareholder service fee.

** .55% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 1,376	$ 73
Class T	5,744	-
Class B	24,466	20,596
Class C	41,701	37,596
	$ 73,287	$ 58,265

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within 15 months of purchase. Contingent deferred sales charges are based on declining rates ranging from 3.50% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 25,423	$ 16,977
Class T	29,740	12,357
Class B	2,321	2,321*
Class C	1,481	1,481*
	$ 58,965	$ 33,136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 1,209.13
Class T	3,165.14
Class B	5,329.15
Class C	7,546.15
Institutional Class	354.26
	$ 17,603

* Annualized

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Money Market Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Money Market Central Fund (the Central Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Central Fund is principally used for the fund's strategic allocations to money market investments. The Central Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Central Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	0.15% - 1.10%	$ 8,821
Class T	0.25% - 1.20%	19,916
Class B	0.70% - 1.65%	52,666
Class C	0.80% - 1.75%	50,218
Institutional Class	0% - 0.95%	2,471
		$ 134,092

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $106 under the custodian arrangement.

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 9.6% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

August 16, 2000 (commencement of operations) to October 31,
2000
From net investment income
Class A	$ 64,668
Class T	160,974
Class B	230,804
Class C	325,083
Institutional Class	9,927
Total	$ 791,456

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended October 31,	Year ended October 31,
	2000 A	2000 A

Class A Shares sold	956,032	$ 9,517,522
Reinvestment of distributions	5,713	56,832
Shares redeemed	(15,453)	(153,810)
Net increase (decrease)	946,292	$ 9,420,544
Class T Shares sold	2,479,164	$ 24,685,030
Reinvestment of distributions	13,624	135,516
Shares redeemed	(21,104)	(209,675)
Net increase (decrease)	2,471,684	$ 24,610,871
Class B Shares sold	2,777,776	$ 27,690,876
Reinvestment of distributions	20,634	205,302
Shares redeemed	(379,062)	(3,767,960)
Net increase (decrease)	2,419,348	$ 24,128,218
Class C Shares sold	4,923,527	$ 49,034,923
Reinvestment of distributions	28,548	283,958
Shares redeemed	(154,190)	(1,532,861)
Net increase (decrease)	4,797,885	$ 47,786,020
Institutional Class Shares sold	89,211	$ 890,224
Reinvestment of distributions	843	8,388
Shares redeemed	(2,008)	(20,000)
Net increase (decrease)	88,046	$ 878,612

A Share transactions are for the period August 16, 2000 (commencement of operations) to October 31, 2000.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the period August 16, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the period August 16, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant ®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

AFRI-ANN-1200	120334
1.750078.100

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Government Investment

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	19	The manager's review of fund performance, strategy and outlook.
Investment Changes	22	A summary of major shifts in the fund's investments over the past six months.
Investments	23	A complete list of the fund's investments with their market values.
Financial Statements	28	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	37	Notes to the financial statements.
Independent Auditors' Report	44	The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Government Investment Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL A	7.53%	31.11%	96.28%
Fidelity Adv Government Inv - CL A (incl. 4.75% sales charge)	2.42%	24.89%	86.96%
LB Government Bond	8.04%	35.66%	113.90%
General US Government Funds Average	6.77%	29.13%	96.96%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL A	7.53%	5.57%	6.98%
Fidelity Adv Government Inv - CL A (incl. 4.75% sales charge)	2.42%	4.54%	6.46%
LB Government Bond	8.04%	6.29%	7.90%
General US Government Funds Average	6.77%	5.24%	6.99%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on October 31, 1990, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,696 - an 86.96% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,390 - a 113.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.35%	5.56%	6.12%	6.19%	0.99%
Capital returns	1.18%	-7.09%	3.62%	1.90%	2.59%
Total returns	7.53%	-1.53%	9.74%	8.09%	3.58%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.63¢	27.94¢	56.39¢
Annualized dividend rate	5.79%	5.97%	6.10%
30-day annualized yield	5.67%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.42 over the past one month, $9.29 over the past six months and $9.25 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor Government Investment Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL T	7.41%	30.36%	95.15%
Fidelity Adv Government Inv - CL T (incl. 3.50% sales charge)	3.65%	25.80%	88.32%
LB Government Bond	8.04%	35.66%	113.90%
General US Government Funds Average	6.77%	29.13%	96.96%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL T	7.41%	5.45%	6.91%
Fidelity Adv Government Inv - CL T (incl. 3.50% sales charge)	3.65%	4.70%	6.53%
LB Government Bond	8.04%	6.29%	7.90%
General US Government Funds Average	6.77%	5.24%	6.99%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on October 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2000 the value of the investment would have grown to $18,832 - an 88.32% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,390 - a 113.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.23%	5.48%	5.94%	6.07%	6.24%
Capital returns	1.18%	-7.19%	3.62%	1.90%	-1.86%
Total returns	7.41%	-1.71%	9.56%	7.97%	4.38%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.54¢	27.41¢	55.35¢
Annualized dividend rate	5.87%	5.85%	5.99%
30-day annualized yield	5.64%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.11 over the past one month, $9.29 over the past six months and $9.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor Government Investment Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL B	6.73%	26.28%	87.06%
Fidelity Adv Government Inv - CL B (incl. contingent deferred sales charge)	1.73%	24.33%	87.06%
LB Government Bond	8.04%	35.66%	113.90%
General US Government Funds Average	6.77%	29.13%	96.96%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL B	6.73%	4.78%	6.46%
Fidelity Adv Government Inv - CL B (incl. contingent deferred sales charge)	1.73%	4.45%	6.46%
LB Government Bond	8.04%	6.29%	7.90%
General US Government Funds Average	6.77%	5.24%	6.99%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,706 - an 87.06% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,390 - a 113.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	5.55%	4.85%	5.25%	5.41%	5.55%
Capital returns	1.18%	-7.09%	3.62%	1.79%	-1.86%
Total returns	6.73%	-2.24%	8.87%	7.20%	3.69%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.03¢	24.43¢	49.43¢
Annualized dividend rate	5.04%	5.22%	5.35%
30-day annualized yield	5.21%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.41 over the past one month, $9.28 over the past six months, and $9.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Government Investment Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL C	6.64%	25.75%	86.28%
Fidelity Adv Government Inv - CL C (incl. contingent deferred sales charge)	5.64%	25.75%	86.28%
LB Government Bond	8.04%	35.66%	113.90%
General US Government Funds Average	6.77%	29.13%	96.96%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL C	6.64%	4.69%	6.42%
Fidelity Adv Government Inv - CL C (incl. contingent deferred sales charge)	5.64%	4.69%	6.42%
LB Government Bond	8.04%	6.29%	7.90%
General US Government Funds Average	6.77%	5.24%	6.99%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class C on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,628 - an 86.28% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,390 - a 113.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2000	1999	1998
Dividend returns	5.46%	4.76%	5.08%
Capital returns	1.18%	-7.19%	3.94%
Total returns	6.64%	-2.43%	9.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.97¢	24.06¢	48.68¢
Annualized dividend rate	4.97%	5.14%	5.27%
30-day annualized yield	5.13%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.41 over the past one month, $9.28 over the past six months, and $9.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 7.53%, 7.41%, 6.73% and 6.64%, respectively. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 6.77% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 8.04% for the one-year period.

Fund Talk: The Manager's Overview - continued

Q. What factors contributed to the fund's performance?

Annual Report

A. The main factor, as always, was the direction of interest rates. At first, rising rates were a drag on performance. From November 1999 through May 2000, the Federal Reserve Board made a series of rate hikes in order to slow the economy and cool inflationary pressures. More recently, it became evident that those hikes had achieved their intended effect. The economy cooled significantly in the third quarter of 2000 and inflationary pressures seemingly diminished. As rates fell, bond yields declined and prices firmed, which was a plus for fund performance. The fund also was helped by its relatively large stake in longer-term Treasury securities, which posted strong gains for the year as the government bought back older, high-interest Treasury bonds and scaled back its number of auctions of new debt.

Q. The reduction in long-term U.S. Treasuries caused the Treasury yield curve to "invert." Can you explain that phenomenon and why it occurred?

A. Sure. The difference in the performances and yields between short- and long-term Treasuries caused the Treasury yield curve - a graphical representation of the yields offered by various bond maturities - to invert for the first time since 1990. Investors usually demand higher yields on longer-term bonds than on shorter-term ones, reflecting the greater risk in lending money over a longer period of time. But because of the relative scarcity of long-term securities, and the relatively strong demand for them, the yield on the 30-year bond fell to more than half a percentage point lower than the yield on the two-year Treasury note at one point. More recently, however, the yield curve began to revert back toward a more normal position due to evidence that economic growth was slowing, which dampened fears that the Fed would be forced to raise interest rates further. In response, short-term bond yields fell.

Q. How did mortgage securities - at 29.6% of net assets at the end of the period - perform?

A. Despite a rough start, the fund's mortgage holdings helped performance. The Treasury's debt reduction actions initially held some unpleasant consequences for the mortgage market. While the Treasury curtailed issuance and bought back debt, the mortgage market suffered from too much supply. Good economic conditions translated into a strong housing market and higher levels of mortgage prepayments, which can hurt mortgage securities. As evidence emerged that the economy was slowing, however, mortgage prepayments fell and the supply was reduced. The more favorable supply and demand backdrop, plus their relatively high yields, helped the fund's stake in long-term mortgage securities outpace comparable maturity Treasury securities.

Q. How did the fund's stake in agency obligations fare?

A. They were a bit of a disappointment throughout most of the year, although they've improved during the past couple of months. Like mortgages, agency obligations spent most of the year battling an unfavorable supply and demand backdrop. Just as the Treasury was cutting back its issuance, many agencies were expanding theirs. Furthermore, agency securities had to contend with the threat that Congress might cut off long-standing but never-used lines of credit that give some agencies - particularly mortgage securities issuers Fannie Mae and Freddie Mac - implicit government backing. More recently, however, these securities bounced back because they made some concessions to legislators, adopting measures to improve their capital structure and allow more scrutiny of their books.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I believe mortgage and agency securities continue to offer attractive long-term values. The current yield advantage they enjoy helps position them to perform better than Treasury securities, in my view. That's why I plan to keep relatively large weightings in each. To the extent that their spread relationship relative to Treasuries returns to more normal levels, agency and mortgage securities can do well. Even if the current spread relationship remains constant, their yield advantage should help them gain ground on Treasuries.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income by investing in U.S. government securities and instruments related to U.S. government securities

Start date: January 7, 1987

Size: as of October 31, 2000, more than $326 million

Manager: Tom Silvia, since 1998; joined Fidelity in 1993

3

Tom Silvia on the government's buyback of Treasury securities:

"As the federal budget deficits of the early 1990s morphed into federal budget surpluses during the past three years, the U.S. Treasury was able to make significant progress in reducing the nation's debt load. During the past three years, the government has paid down $363 billion of publicly held debt, which helped cut the nation's debt to 34% of gross domestic product, down from nearly 50% seven years ago. One way debt was reduced was through the buyback of outstanding Treasury securities. By the end of October 2000, the Treasury had conducted 16 debt buyback operations, redeeming $25 billion in debt. Additionally, the Treasury eliminated three- and seven-year Treasury notes and reduced the frequencies and sizes of remaining debt auctions. The Treasury Department already has announced that it expects to pay down another $23 billion in marketable debt during the October through December quarter of 2000. Beyond that, it's my view that the Treasury will continue to use buybacks as an important debt management tool. To the extent that more Treasury securities are bought back, the Treasury market should benefit, much as it has during the past year."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2000
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.3	1.3
5 - 5.99%	9.3	14.4
6 - 6.99%	44.7	26.6
7 - 7.99%	17.6	27.4
8 - 8.99%	16.4	21.6
9% and over	3.7	6.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	9.7	9.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	5.1	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000	As of April 30, 2000
Mortgage Securities 24.8%	Mortgage Securities 30.2%
CMOs and Other Mortgage Related Securities 4.8%	CMOs and Other Mortgage Related Securities 3.6%
U.S. Treasury Obligations 30.4%	U.S. Treasury Obligations 18.5%
U.S. Government Agency Obligations 33.8%	U.S. Government Agency Obligations 45.0%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 2.7%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.2%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 33.8%
Fannie Mae:
5.45% 2/4/02	$ 5,000,000	$ 4,924,338
6.5% 4/29/09	18,575,000	17,686,929
7.25% 5/15/30	7,190,000	7,633,846
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	390,000	423,638
Federal Home Loan Bank 5.125% 9/15/03	640,000	617,702
Financing Corp. - coupon STRIPS 0% 4/6/01	4,500,000	4,368,420
Freddie Mac:
6.45% 4/29/09	18,000,000	17,083,620
6.75% 3/15/31	6,710,000	6,695,305
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	863,292	906,914
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	2,456,298	2,492,283
Class 2-E, 9.4% 5/15/02	294,698	297,040
Class 3-T, 9.625% 5/15/02	143,065	144,444
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	169,956	164,998
Series 1993-D, 5.23% 5/15/05	198,085	191,930
Series 1994-A, 7.12% 4/15/06	9,190,404	9,323,665
Series 1994-F, 8.187% 12/15/04	3,393,237	3,468,961
Series 1995-A, 6.28% 6/15/04	1,651,765	1,637,664
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	4,500,000	4,580,550
Series 1994-B, 7.5% 1/26/06	174,475	177,900
Series 1997-A, 6.104% 7/15/03	2,000,000	1,983,000
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-1, 6.88% 1/26/03	155,883	155,612
Overseas Private Investment Corp. U.S. Government guaranteed participation certificate:
Series 1994-195, 6.08% 8/15/04 (callable)	1,373,500	1,365,204
Series 1996-A1, 6.726% 9/15/10 (callable)	1,739,130	1,762,243
Private Export Funding Corp. secured:
5.31% 11/15/03 (a)	1,060,000	1,021,543
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.65% 3/15/03	$ 428,750	$ 421,920
5.82% 6/15/03 (a)	6,070,000	5,901,178
6.86% 4/30/04	705,250	706,461
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.6% 2/15/08	10,200,000	10,142,574
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,019,360
5.96% 8/1/09	1,800,000	1,708,650
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	390,000	408,018
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		110,415,910
U.S. Treasury Obligations - 30.4%
U.S. Treasury Bonds:
6.125% 11/15/27	7,100,000	7,253,076
6.125% 8/15/29	21,600,000	22,369,392
6.5% 11/15/26	3,000,000	3,206,730
8% 11/15/21	3,220,000	3,979,727
8.875% 8/15/17	24,611,000	31,994,300
14% 11/15/11	1,000,000	1,399,060
U.S. Treasury Notes:
5.25% 5/31/01	12,000,000	11,918,652
6.5% 2/15/10	6,000,000	6,280,320
6.625% 6/30/01	10,750,000	10,765,674
TOTAL U.S. TREASURY OBLIGATIONS		99,166,931
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $209,293,272)		209,582,841
U.S. Government Agency - Mortgage Securities - 24.8%

Fannie Mae - 18.7%
5.5% 7/1/09	1,781,106	1,710,414
6% 9/1/08 to 9/1/14	8,339,783	8,075,522
6.5% 6/1/07 to 11/1/30	12,592,556	12,126,531
7% 4/1/26 to 9/1/29	11,642,637	11,421,125
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7.5% 3/1/09 to 6/1/30	$ 18,740,837	$ 18,776,182
8% 7/1/29 to 7/1/30	3,829,059	3,875,697
8.25% 12/1/01	653,022	655,119
8.5% 9/1/16 to 1/1/17	65,397	67,101
9% 11/1/11 to 5/1/14	2,796,601	2,823,657
9.25% 9/1/16	32,359	33,705
9.5% 11/1/06 to 5/1/20	1,218,364	1,260,507
11.5% 6/1/19	248,404	275,729
12.5% 8/1/15	10,321	11,660
		61,112,949
Freddie Mac - 3.1%
6.5% 5/1/08 to 8/1/11	2,830,071	2,786,252
6.775% 11/15/03	4,600,068	4,576,887
7.5% 11/1/30 (b)	950,000	949,406
8.5% 8/1/09 to 2/1/10	187,657	190,860
9% 10/1/08 to 10/1/20	649,820	668,959
9.5% 5/1/21 to 7/1/21	418,940	439,531
11% 7/1/13 to 5/1/14	274,142	296,228
12.5% 2/1/10 to 6/1/19	318,675	357,810
		10,265,933
Government National Mortgage Association - 3.0%
7.5% 9/15/06 to 1/15/08	1,249,394	1,268,453
8% 12/15/23	4,317,482	4,398,435
8.5% 9/15/30 to 10/15/30	3,399,760	3,486,862
9% 5/15/01 to 12/15/09	108,662	109,375
10.5% 8/15/16 to 1/20/18	367,862	396,776
13.5% 7/15/11	36,181	41,301
		9,701,202
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $81,343,972)		81,080,084
Collateralized Mortgage Obligations - 4.4%

U.S. Government Agency - 4.4%
Fannie Mae REMIC planned amortization class:
Series 1993-134 Class GA, 6.5% 2/25/07	2,730,000	2,706,959
Series 1993-160 Class PK, 6.5% 11/25/22	5,413,000	5,299,928
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	$ 1,311,468	$ 1,360,648
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,492,750
sequential pay Series 1974 Class Z, 7% 8/15/20	2,609,626	2,509,312
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,182,124)		14,369,597
Commercial Mortgage Securities - 0.4%

Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 7/25/10 (Cost $1,446,699)	1,434,065	1,440,339
Cash Equivalents - 7.0%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $22,897,000)	$ 22,901,210	22,897,000

TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $329,163,067)	329,369,861
NET OTHER ASSETS - (0.8)%	(2,643,545)
NET ASSETS - 100%	$ 326,726,316
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,922,721 or 2.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $329,491,385. Net unrealized depreciation aggregated $121,524, of which $2,926,760 related to appreciated investment securities and $3,048,284 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,824,000 of which $8,584,000 and $8,240,000 will expire on October 31, 2007 and 2008, respectively.

A total of 26.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $22,897,000) (cost $329,163,067) - See accompanying schedule		$ 329,369,861
Cash		344
Receivable for investments sold		2,022,017
Receivable for fund shares sold		1,143,901
Interest receivable		3,563,907
Total assets		336,100,030
Liabilities
Payable for investments purchased Regular delivery	$ 4,667,996
Delayed delivery	950,000
Payable for fund shares redeemed	3,153,899
Distributions payable	281,069
Accrued management fee	113,900
Distribution fees payable	121,046
Other payables and accrued expenses	85,804
Total liabilities		9,373,714
Net Assets		$ 326,726,316
Net Assets consist of:
Paid in capital		$ 343,297,478
Undistributed net investment income		373,990
Accumulated undistributed net realized gain (loss) on investments		(17,151,946)
Net unrealized appreciation (depreciation) on investments		206,794
Net Assets		$ 326,726,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,052,847 ÷ 1,598,370 shares)	$9.42
Maximum offering price per share (100/95.25 of $9.42)	$9.89
Class T: Net Asset Value and redemption price per share ($182,049,427 ÷ 19,338,477 shares)	$9.41
Maximum offering price per share (100/96.50 of $9.41)	$9.75
Class B: Net Asset Value and offering price per share ($77,424,460 ÷ 8,232,004 shares) A	$9.41
Class C: Net Asset Value and offering price per share ($30,132,777 ÷ 3,201,595 shares) A	$9.41
Institutional Class: Net Asset Value, offering price and redemption price per share ($22,066,805 ÷ 2,353,255 shares)	$9.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 22,572,459
Security lending		15,395
Total Income		22,587,854
Expenses
Management fee	$ 1,400,721
Transfer agent fees	611,505
Distribution fees	1,496,927
Accounting and security lending fees	97,883
Non-interested trustees' compensation	1,074
Custodian fees and expenses	22,144
Registration fees	93,857
Audit	36,298
Legal	4,146
Miscellaneous	3,567
Total expenses before reductions	3,768,122
Expense reductions	(3,939)	3,764,183
Net investment income		18,823,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(7,732,333)
Change in net unrealized appreciation (depreciation) on investment securities		10,308,785
Net gain (loss)		2,576,452
Net increase (decrease) in net assets resulting from operations		$ 21,400,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 18,823,671	$ 19,798,129
Net realized gain (loss)	(7,732,333)	(9,202,613)
Change in net unrealized appreciation (depreciation)	10,308,785	(17,582,000)
Net increase (decrease) in net assets resulting from operations	21,400,123	(6,986,484)
Distributions to shareholders from net investment income	(19,083,783)	(20,097,409)
Share transactions - net increase (decrease)	(59,111,819)	75,179,570
Total increase (decrease) in net assets	(56,795,479)	48,095,677
Net Assets
Beginning of period	383,521,795	335,426,118
End of period (including undistributed net investment income of $373,990 and $487,308, respectively)	$ 326,726,316	$ 383,521,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.310	$ 10.020	$ 9.670	$ 9.490	$ 9.250
Income from Investment Operations
Net investment income D	.559	.545	.545	.552	.090
Net realized and unrealized gain (loss)	.115	(.696)	.368	.187	.241
Total from investment operations	.674	(.151)	.913	.739	.331
Less Distributions
From net investment income	(.564)	(.559)	(.563)	(.559)	(.091)
Net asset value, end of period	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490
Total Return B, C	7.53%	(1.53)%	9.74%	8.09%	3.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,053	$ 15,273	$ 7,884	$ 1,582	$ 223
Ratio of expenses to average net assets	.85%	.87%	.90% F	.90% F	.90% A, F
Ratio of net investment income to average net assets	6.02%	5.73%	5.65%	5.98%	6.28% A
Portfolio turnover rate	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3,1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.300	$ 10.020	$ 9.670	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income C	.549	.541	.546	.558	.586
Net realized and unrealized gain (loss)	.114	(.710)	.351	.171	(.180)
Total from investment operations	.663	(.169)	.897	.729	.406
Less Distributions
From net investment income	(.553)	(.551)	(.547)	(.549)	(.586)
Net asset value, end of period	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490
Total Return A, B	7.41%	(1.71)%	9.56%	7.97%	4.38%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 182,049	$ 215,089	$ 212,933	$ 144,948	$ 217,883
Ratio of expenses to average net assets	.95%	.96%	1.00% D	1.00% D	1.00%
Ratio of expenses to average net assets after expense reductions	.95%	.95% E	1.00%	1.00%	.99% E
Ratio of net investment income to average net assets	5.92%	5.65%	5.59%	5.88%	6.19%
Portfolio turnover rate	155%	174%	243%	136%	153%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.300	$ 10.010	$ 9.660	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income C	.490	.479	.475	.494	.520
Net realized and unrealized gain (loss)	.114	(.699)	.359	.166	(.177)
Total from investment operations	.604	(.220)	.834	.660	.343
Less Distributions
From net investment income	(.494)	(.490)	(.484)	(.490)	(.523)
Net asset value, end of period	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490
Total Return A, B	6.73%	(2.24)%	8.87%	7.20%	3.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 77,424	$ 94,871	$ 74,073	$ 18,782	$ 17,355
Ratio of expenses to average net assets	1.59%	1.59%	1.65% D	1.65% D	1.67% D
Ratio of net investment income to average net assets	5.28%	5.01%	4.92%	5.24%	5.51%
Portfolio turnover rate	155%	174%	243%	136%	153%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.300	$ 10.020	$ 9.640
Income from Investment Operations
Net investment income D	.482	.468	.450
Net realized and unrealized gain (loss)	.115	(.708)	.398
Total from investment operations	.597	(.240)	.848
Less Distributions
From net investment income	(.487)	(.480)	(.468)
Net asset value, end of period	$ 9.410	$ 9.300	$ 10.020
Total Return B, C	6.64%	(2.43)%	9.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,133	$ 35,652	$ 14,954
Ratio of expenses to average net assets	1.67%	1.69%	1.75% A, F
Ratio of net investment income to average net assets	5.20%	4.91%	4.74% A
Portfolio turnover rate	155%	174%	243%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.270	$ 10.000	$ 9.650	$ 9.480	$ 9.670
Income from Investment Operations
Net investment income C	.572	.567	.570	.580	.604
Net realized and unrealized gain (loss)	.118	(.720)	.352	.165	(.180)
Total from investment operations	.690	(.153)	.922	.745	.424
Less Distributions
From net investment income	(.580)	(.577)	(.572)	(.575)	(.614)
Net asset value, end of period	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480
Total Return A, B	7.75%	(1.55)%	9.86%	8.18%	4.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 22,067	$ 22,636	$ 25,582	$ 20,366	$ 27,660
Ratio of expenses to average net assets	.66%	.68%	.75% D	.75% D	.75% D
Ratio of net investment income to average net assets	6.20%	5.92%	5.84%	6.12%	6.43%
Portfolio turnover rate	155%	174%	243%	136%	153%

A Total returns for periods of less than one year are not annualized.

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $495,623,027 and $566,859,268, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 19,859	$ 82
Class T	461,131	3,319
Class B	704,800	509,971
Class C	311,137	142,205
	$ 1,496,927	$ 655,577

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 68,430	$ 18,082
Class T	126,803	37,921
Class B	347,300	347,300*
Class C	19,050	19,050*
	$ 611,583	$ 472,353

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 25,960.20
Class T	355,773.19
Class B	143,267.18
Class C	51,714.17
Institutional Class	34,791.16
	$ 611,505

Accounting and Security Lending Fees. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,939 under the custodian arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 806,622	$ 712,354
Class T	11,059,924	12,190,847
Class B	4,198,487	4,349,049
Class C	1,643,937	1,346,657
Institutional Class	1,374,813	1,498,502
Total	$ 19,083,783	$ 20,097,409

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	2,012,718	4,350,590	$ 18,684,237	$ 41,844,902
Reinvestment of distributions	66,834	56,426	617,979	538,689
Shares redeemed	(2,122,134)	(3,552,941)	(19,651,592)	(34,104,460)
Net increase (decrease)	(42,582)	854,075	$ (349,376)	$ 8,279,131
Class T Shares sold	10,905,229	17,547,111	$ 100,626,377	$ 169,027,264
Reinvestment of distributions	1,038,506	1,053,527	9,595,001	10,087,686
Shares redeemed	(15,722,085)	(16,736,818)	(144,477,207)	(160,930,470)
Net increase (decrease)	(3,778,350)	1,863,820	$ (34,255,829)	$ 18,184,480
Class B Shares sold	3,218,599	7,298,446	$ 29,796,775	$ 70,320,373
Reinvestment of distributions	329,004	342,261	3,037,061	3,271,123
Shares redeemed	(5,520,194)	(4,835,159)	(50,786,384)	(46,429,578)
Net increase (decrease)	(1,972,591)	2,805,548	$ (17,952,548)	$ 27,161,918
Class C Shares sold	1,561,464	4,078,555	$ 14,444,151	$ 39,397,472
Reinvestment of distributions	113,993	83,356	1,052,671	792,733
Shares redeemed	(2,306,277)	(1,822,180)	(21,244,013)	(17,548,890)
Net increase (decrease)	(630,820)	2,339,731	$ (5,747,191)	$ 22,641,315
Institutional Class Shares sold	1,467,235	894,248	$ 13,470,398	$ 8,576,171
Reinvestment of distributions	123,396	129,392	1,136,418	1,237,833
Shares redeemed	(1,678,386)	(1,140,602)	(15,413,691)	(10,901,278)
Net increase (decrease)	(87,755)	(116,962)	$ (806,875)	$ (1,087,274)

Annual Report

Independent Auditors' Report

To the Trustees of Advisor Series II and Shareholders of Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Government Investment Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Stanley N. Griffith, Assistant Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

AGOV-ANN-1200	119038
1.538367.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Government Investment

Fund - Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	25	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Government Investment Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - Inst CL	7.75%	31.84%	97.57%
LB Government Bond	8.04%	35.66%	113.90%
General US Government Funds Average	6.77%	29.13%	96.96%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - Inst CL	7.75%	5.68%	7.05%
LB Government Bond	8.04%	6.29%	7.90%
General US Government Funds Average	6.77%	5.24%	6.99%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $19,757 - a 97.57% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,390- a 113.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,
	2000	1999	1998	1997	1996
Dividend returns	6.56%	5.75%	6.23%	6.39%	6.54%
Capital returns	1.19%	-7.30%	3.63%	1.79%	-1.96%
Total returns	7.75%	-1.55%	9.86%	8.18%	4.58%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.77¢	28.76¢	58.04¢
Annualized dividend rate	5.99%	6.17%	6.30%
30-day annualized yield	6.16%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.38 over the past one month, $9.25 over the past six months, and $9.21 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome sharply rising interest rates and volatile market conditions, enabling them to outperform a number of major U.S. equity indexes during the 12-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 7.30% during this time frame. Following a bullish fourth quarter of 1999 for the spread sectors - namely corporate bonds, mortgage and agency securities - Treasuries usurped market leadership not long after the millennium changeover. A growing federal surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting, thereby inducing an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Anticipation that the Fed was finished raising interest rates entering the summer, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 8.22% during the period. Mortgages made up some ground late in the period behind strong housing turnover. Agencies, too, staged a late rally in response to reduced political risk surrounding government-sponsored enterprises. However, corporates had little to celebrate, plagued by deteriorating credit conditions and growing supply pressures. For the overall period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.57%, 7.30% and 5.48%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2000, the fund's Institutional Class shares returned 7.75%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 6.77% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 8.04% for the one-year period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors contributed to the fund's performance?

A. The main factor, as always, was the direction of interest rates. At first, rising rates were a drag on performance. From November 1999 through May 2000, the Federal Reserve Board made a series of rate hikes in order to slow the economy and cool inflationary pressures. More recently, it became evident that those hikes had achieved their intended effect. The economy cooled significantly in the third quarter of 2000 and inflationary pressures seemingly diminished. As rates fell, bond yields declined and prices firmed, which was a plus for fund performance. The fund also was helped by its relatively large stake in longer-term Treasury securities, which posted strong gains for the year as the government bought back older, high-interest Treasury bonds and scaled back its number of auctions of new debt.

Q. The reduction in long-term U.S. Treasuries caused the Treasury yield curve to "invert." Can you explain that phenomenon and why it occurred?

A. Sure. The difference in the performances and yields between short- and long-term Treasuries caused the Treasury yield curve - a graphical representation of the yields offered by various bond maturities - to invert for the first time since 1990. Investors usually demand higher yields on longer-term bonds than on shorter-term ones, reflecting the greater risk in lending money over a longer period of time. But because of the relative scarcity of long-term securities, and the relatively strong demand for them, the yield on the 30-year bond fell to more than half a percentage point lower than the yield on the two-year Treasury note at one point. More recently, however, the yield curve began to revert back toward a more normal position due to evidence that economic growth was slowing, which dampened fears that the Fed would be forced to raise interest rates further. In response, short-term bond yields fell.

Q. How did mortgage securities - at 29.6% of net assets at the end of the period - perform?

A. Despite a rough start, the fund's mortgage holdings helped performance. The Treasury's debt reduction actions initially held some unpleasant consequences for the mortgage market. While the Treasury curtailed issuance and bought back debt, the mortgage market suffered from too much supply. Good economic conditions translated into a strong housing market and higher levels of mortgage prepayments, which can hurt mortgage securities. As evidence emerged that the economy was slowing, however, mortgage prepayments fell and the supply was reduced. The more favorable supply and demand backdrop, plus their relatively high yields, helped the fund's stake in long-term mortgage securities outpace comparable maturity Treasury securities.

Q. How did the fund's stake in agency obligations fare?

A. They were a bit of a disappointment throughout most of the year, although they've improved during the past couple of months. Like mortgages, agency obligations spent most of the year battling an unfavorable supply and demand backdrop. Just as the Treasury was cutting back its issuance, many agencies were expanding theirs. Furthermore, agency securities had to contend with the threat that Congress might cut off long-standing but never-used lines of credit that give some agencies - particularly mortgage securities issuers Fannie Mae and Freddie Mac - implicit government backing. More recently, however, these securities bounced back because they made some concessions to legislators, adopting measures to improve their capital structure and allow more scrutiny of their books.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I believe mortgage and agency securities continue to offer attractive long-term values. The current yield advantage they enjoy helps position them to perform better than Treasury securities, in my view. That's why I plan to keep relatively large weightings in each. To the extent that their spread relationship relative to Treasuries returns to more normal levels, agency and mortgage securities can do well. Even if the current spread relationship remains constant, their yield advantage should help them gain ground on Treasuries.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income by investing in U.S. government securities and instruments related to U.S. government securities

Start date: January 7, 1987

Size: as of October 31, 2000, more than $326 million

Manager: Tom Silvia, since 1998; joined Fidelity in 1993

3

Tom Silvia on the government's buyback of Treasury securities:

"As the federal budget deficits of the early 1990s morphed into federal budget surpluses during the past three years, the U.S. Treasury was able to make significant progress in reducing the nation's debt load. During the past three years, the government has paid down $363 billion of publicly held debt, which helped cut the nation's debt to 34% of gross domestic product, down from nearly 50% seven years ago. One way debt was reduced was through the buyback of outstanding Treasury securities. By the end of October 2000, the Treasury had conducted 16 debt buyback operations, redeeming $25 billion in debt. Additionally, the Treasury eliminated three- and seven-year Treasury notes and reduced the frequencies and sizes of remaining debt auctions. The Treasury Department already has announced that it expects to pay down another $23 billion in marketable debt during the October through December quarter of 2000. Beyond that, it's my view that the Treasury will continue to use buybacks as an important debt management tool. To the extent that more Treasury securities are bought back, the Treasury market should benefit, much as it has during the past year."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2000
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.3	1.3
5 - 5.99%	9.3	14.4
6 - 6.99%	44.7	26.6
7 - 7.99%	17.6	27.4
8 - 8.99%	16.4	21.6
9% and over	3.7	6.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	9.7	9.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	5.1	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000	As of April 30, 2000
Mortgage Securities 24.8%	Mortgage Securities 30.2%
CMOs and Other Mortgage Related Securities 4.8%	CMOs and Other Mortgage Related Securities 3.6%
U.S. Treasury Obligations 30.4%	U.S. Treasury Obligations 18.5%
U.S. Government Agency Obligations 33.8%	U.S. Government Agency Obligations 45.0%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 2.7%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.2%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 33.8%
Fannie Mae:
5.45% 2/4/02	$ 5,000,000	$ 4,924,338
6.5% 4/29/09	18,575,000	17,686,929
7.25% 5/15/30	7,190,000	7,633,846
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	390,000	423,638
Federal Home Loan Bank 5.125% 9/15/03	640,000	617,702
Financing Corp. - coupon STRIPS 0% 4/6/01	4,500,000	4,368,420
Freddie Mac:
6.45% 4/29/09	18,000,000	17,083,620
6.75% 3/15/31	6,710,000	6,695,305
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	863,292	906,914
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	2,456,298	2,492,283
Class 2-E, 9.4% 5/15/02	294,698	297,040
Class 3-T, 9.625% 5/15/02	143,065	144,444
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	169,956	164,998
Series 1993-D, 5.23% 5/15/05	198,085	191,930
Series 1994-A, 7.12% 4/15/06	9,190,404	9,323,665
Series 1994-F, 8.187% 12/15/04	3,393,237	3,468,961
Series 1995-A, 6.28% 6/15/04	1,651,765	1,637,664
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	4,500,000	4,580,550
Series 1994-B, 7.5% 1/26/06	174,475	177,900
Series 1997-A, 6.104% 7/15/03	2,000,000	1,983,000
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-1, 6.88% 1/26/03	155,883	155,612
Overseas Private Investment Corp. U.S. Government guaranteed participation certificate:
Series 1994-195, 6.08% 8/15/04 (callable)	1,373,500	1,365,204
Series 1996-A1, 6.726% 9/15/10 (callable)	1,739,130	1,762,243
Private Export Funding Corp. secured:
5.31% 11/15/03 (a)	1,060,000	1,021,543
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.65% 3/15/03	$ 428,750	$ 421,920
5.82% 6/15/03 (a)	6,070,000	5,901,178
6.86% 4/30/04	705,250	706,461
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.6% 2/15/08	10,200,000	10,142,574
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,019,360
5.96% 8/1/09	1,800,000	1,708,650
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	390,000	408,018
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		110,415,910
U.S. Treasury Obligations - 30.4%
U.S. Treasury Bonds:
6.125% 11/15/27	7,100,000	7,253,076
6.125% 8/15/29	21,600,000	22,369,392
6.5% 11/15/26	3,000,000	3,206,730
8% 11/15/21	3,220,000	3,979,727
8.875% 8/15/17	24,611,000	31,994,300
14% 11/15/11	1,000,000	1,399,060
U.S. Treasury Notes:
5.25% 5/31/01	12,000,000	11,918,652
6.5% 2/15/10	6,000,000	6,280,320
6.625% 6/30/01	10,750,000	10,765,674
TOTAL U.S. TREASURY OBLIGATIONS		99,166,931
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $209,293,272)		209,582,841
U.S. Government Agency - Mortgage Securities - 24.8%

Fannie Mae - 18.7%
5.5% 7/1/09	1,781,106	1,710,414
6% 9/1/08 to 9/1/14	8,339,783	8,075,522
6.5% 6/1/07 to 11/1/30	12,592,556	12,126,531
7% 4/1/26 to 9/1/29	11,642,637	11,421,125
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7.5% 3/1/09 to 6/1/30	$ 18,740,837	$ 18,776,182
8% 7/1/29 to 7/1/30	3,829,059	3,875,697
8.25% 12/1/01	653,022	655,119
8.5% 9/1/16 to 1/1/17	65,397	67,101
9% 11/1/11 to 5/1/14	2,796,601	2,823,657
9.25% 9/1/16	32,359	33,705
9.5% 11/1/06 to 5/1/20	1,218,364	1,260,507
11.5% 6/1/19	248,404	275,729
12.5% 8/1/15	10,321	11,660
		61,112,949
Freddie Mac - 3.1%
6.5% 5/1/08 to 8/1/11	2,830,071	2,786,252
6.775% 11/15/03	4,600,068	4,576,887
7.5% 11/1/30 (b)	950,000	949,406
8.5% 8/1/09 to 2/1/10	187,657	190,860
9% 10/1/08 to 10/1/20	649,820	668,959
9.5% 5/1/21 to 7/1/21	418,940	439,531
11% 7/1/13 to 5/1/14	274,142	296,228
12.5% 2/1/10 to 6/1/19	318,675	357,810
		10,265,933
Government National Mortgage Association - 3.0%
7.5% 9/15/06 to 1/15/08	1,249,394	1,268,453
8% 12/15/23	4,317,482	4,398,435
8.5% 9/15/30 to 10/15/30	3,399,760	3,486,862
9% 5/15/01 to 12/15/09	108,662	109,375
10.5% 8/15/16 to 1/20/18	367,862	396,776
13.5% 7/15/11	36,181	41,301
		9,701,202
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $81,343,972)		81,080,084
Collateralized Mortgage Obligations - 4.4%

U.S. Government Agency - 4.4%
Fannie Mae REMIC planned amortization class:
Series 1993-134 Class GA, 6.5% 2/25/07	2,730,000	2,706,959
Series 1993-160 Class PK, 6.5% 11/25/22	5,413,000	5,299,928
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	$ 1,311,468	$ 1,360,648
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,492,750
sequential pay Series 1974 Class Z, 7% 8/15/20	2,609,626	2,509,312
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,182,124)		14,369,597
Commercial Mortgage Securities - 0.4%

Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 7/25/10 (Cost $1,446,699)	1,434,065	1,440,339
Cash Equivalents - 7.0%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $22,897,000)	$ 22,901,210	22,897,000

TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $329,163,067)	329,369,861
NET OTHER ASSETS - (0.8)%	(2,643,545)
NET ASSETS - 100%	$ 326,726,316
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,922,721 or 2.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $329,491,385. Net unrealized depreciation aggregated $121,524, of which $2,926,760 related to appreciated investment securities and $3,048,284 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,824,000 of which $8,584,000 and $8,240,000 will expire on October 31, 2007 and 2008, respectively.

A total of 26.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $22,897,000) (cost $329,163,067) - See accompanying schedule		$ 329,369,861
Cash		344
Receivable for investments sold		2,022,017
Receivable for fund shares sold		1,143,901
Interest receivable		3,563,907
Total assets		336,100,030
Liabilities
Payable for investments purchased Regular delivery	$ 4,667,996
Delayed delivery	950,000
Payable for fund shares redeemed	3,153,899
Distributions payable	281,069
Accrued management fee	113,900
Distribution fees payable	121,046
Other payables and accrued expenses	85,804
Total liabilities		9,373,714
Net Assets		$ 326,726,316
Net Assets consist of:
Paid in capital		$ 343,297,478
Undistributed net investment income		373,990
Accumulated undistributed net realized gain (loss) on investments		(17,151,946)
Net unrealized appreciation (depreciation) on investments		206,794
Net Assets		$ 326,726,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,052,847 ÷ 1,598,370 shares)	$9.42
Maximum offering price per share (100/95.25 of $9.42)	$9.89
Class T: Net Asset Value and redemption price per share ($182,049,427 ÷ 19,338,477 shares)	$9.41
Maximum offering price per share (100/96.50 of $9.41)	$9.75
Class B: Net Asset Value and offering price per share ($77,424,460 ÷ 8,232,004 shares) A	$9.41
Class C: Net Asset Value and offering price per share ($30,132,777 ÷ 3,201,595 shares) A	$9.41
Institutional Class: Net Asset Value, offering price and redemption price per share ($22,066,805 ÷ 2,353,255 shares)	$9.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 22,572,459
Security lending		15,395
Total Income		22,587,854
Expenses
Management fee	$ 1,400,721
Transfer agent fees	611,505
Distribution fees	1,496,927
Accounting and security lending fees	97,883
Non-interested trustees' compensation	1,074
Custodian fees and expenses	22,144
Registration fees	93,857
Audit	36,298
Legal	4,146
Miscellaneous	3,567
Total expenses before reductions	3,768,122
Expense reductions	(3,939)	3,764,183
Net investment income		18,823,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(7,732,333)
Change in net unrealized appreciation (depreciation) on investment securities		10,308,785
Net gain (loss)		2,576,452
Net increase (decrease) in net assets resulting from operations		$ 21,400,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 18,823,671	$ 19,798,129
Net realized gain (loss)	(7,732,333)	(9,202,613)
Change in net unrealized appreciation (depreciation)	10,308,785	(17,582,000)
Net increase (decrease) in net assets resulting from operations	21,400,123	(6,986,484)
Distributions to shareholders from net investment income	(19,083,783)	(20,097,409)
Share transactions - net increase (decrease)	(59,111,819)	75,179,570
Total increase (decrease) in net assets	(56,795,479)	48,095,677
Net Assets
Beginning of period	383,521,795	335,426,118
End of period (including undistributed net investment income of $373,990 and $487,308, respectively)	$ 326,726,316	$ 383,521,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.310	$ 10.020	$ 9.670	$ 9.490	$ 9.250
Income from Investment Operations
Net investment income D	.559	.545	.545	.552	.090
Net realized and unrealized gain (loss)	.115	(.696)	.368	.187	.241
Total from investment operations	.674	(.151)	.913	.739	.331
Less Distributions
From net investment income	(.564)	(.559)	(.563)	(.559)	(.091)
Net asset value, end of period	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490
Total Return B, C	7.53%	(1.53)%	9.74%	8.09%	3.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,053	$ 15,273	$ 7,884	$ 1,582	$ 223
Ratio of expenses to average net assets	.85%	.87%	.90% F	.90% F	.90% A, F
Ratio of net investment income to average net assets	6.02%	5.73%	5.65%	5.98%	6.28% A
Portfolio turnover rate	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3,1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.300	$ 10.020	$ 9.670	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income C	.549	.541	.546	.558	.586
Net realized and unrealized gain (loss)	.114	(.710)	.351	.171	(.180)
Total from investment operations	.663	(.169)	.897	.729	.406
Less Distributions
From net investment income	(.553)	(.551)	(.547)	(.549)	(.586)
Net asset value, end of period	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490
Total Return A, B	7.41%	(1.71)%	9.56%	7.97%	4.38%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 182,049	$ 215,089	$ 212,933	$ 144,948	$ 217,883
Ratio of expenses to average net assets	.95%	.96%	1.00% D	1.00% D	1.00%
Ratio of expenses to average net assets after expense reductions	.95%	.95% E	1.00%	1.00%	.99% E
Ratio of net investment income to average net assets	5.92%	5.65%	5.59%	5.88%	6.19%
Portfolio turnover rate	155%	174%	243%	136%	153%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.300	$ 10.010	$ 9.660	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income C	.490	.479	.475	.494	.520
Net realized and unrealized gain (loss)	.114	(.699)	.359	.166	(.177)
Total from investment operations	.604	(.220)	.834	.660	.343
Less Distributions
From net investment income	(.494)	(.490)	(.484)	(.490)	(.523)
Net asset value, end of period	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490
Total Return A, B	6.73%	(2.24)%	8.87%	7.20%	3.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 77,424	$ 94,871	$ 74,073	$ 18,782	$ 17,355
Ratio of expenses to average net assets	1.59%	1.59%	1.65% D	1.65% D	1.67% D
Ratio of net investment income to average net assets	5.28%	5.01%	4.92%	5.24%	5.51%
Portfolio turnover rate	155%	174%	243%	136%	153%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.300	$ 10.020	$ 9.640
Income from Investment Operations
Net investment income D	.482	.468	.450
Net realized and unrealized gain (loss)	.115	(.708)	.398
Total from investment operations	.597	(.240)	.848
Less Distributions
From net investment income	(.487)	(.480)	(.468)
Net asset value, end of period	$ 9.410	$ 9.300	$ 10.020
Total Return B, C	6.64%	(2.43)%	9.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,133	$ 35,652	$ 14,954
Ratio of expenses to average net assets	1.67%	1.69%	1.75% A, F
Ratio of net investment income to average net assets	5.20%	4.91%	4.74% A
Portfolio turnover rate	155%	174%	243%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.270	$ 10.000	$ 9.650	$ 9.480	$ 9.670
Income from Investment Operations
Net investment income C	.572	.567	.570	.580	.604
Net realized and unrealized gain (loss)	.118	(.720)	.352	.165	(.180)
Total from investment operations	.690	(.153)	.922	.745	.424
Less Distributions
From net investment income	(.580)	(.577)	(.572)	(.575)	(.614)
Net asset value, end of period	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480
Total Return A, B	7.75%	(1.55)%	9.86%	8.18%	4.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 22,067	$ 22,636	$ 25,582	$ 20,366	$ 27,660
Ratio of expenses to average net assets	.66%	.68%	.75% D	.75% D	.75% D
Ratio of net investment income to average net assets	6.20%	5.92%	5.84%	6.12%	6.43%
Portfolio turnover rate	155%	174%	243%	136%	153%

A Total returns for periods of less than one year are not annualized.

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $495,623,027 and $566,859,268, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 19,859	$ 82
Class T	461,131	3,319
Class B	704,800	509,971
Class C	311,137	142,205
	$ 1,496,927	$ 655,577

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 68,430	$ 18,082
Class T	126,803	37,921
Class B	347,300	347,300*
Class C	19,050	19,050*
	$ 611,583	$ 472,353

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 25,960.20
Class T	355,773.19
Class B	143,267.18
Class C	51,714.17
Institutional Class	34,791.16
	$ 611,505

Accounting and Security Lending Fees. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,939 under the custodian arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999
From net investment income
Class A	$ 806,622	$ 712,354
Class T	11,059,924	12,190,847
Class B	4,198,487	4,349,049
Class C	1,643,937	1,346,657
Institutional Class	1,374,813	1,498,502
Total	$ 19,083,783	$ 20,097,409

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2000	1999	2000	1999

Class A Shares sold	2,012,718	4,350,590	$ 18,684,237	$ 41,844,902
Reinvestment of distributions	66,834	56,426	617,979	538,689
Shares redeemed	(2,122,134)	(3,552,941)	(19,651,592)	(34,104,460)
Net increase (decrease)	(42,582)	854,075	$ (349,376)	$ 8,279,131
Class T Shares sold	10,905,229	17,547,111	$ 100,626,377	$ 169,027,264
Reinvestment of distributions	1,038,506	1,053,527	9,595,001	10,087,686
Shares redeemed	(15,722,085)	(16,736,818)	(144,477,207)	(160,930,470)
Net increase (decrease)	(3,778,350)	1,863,820	$ (34,255,829)	$ 18,184,480
Class B Shares sold	3,218,599	7,298,446	$ 29,796,775	$ 70,320,373
Reinvestment of distributions	329,004	342,261	3,037,061	3,271,123
Shares redeemed	(5,520,194)	(4,835,159)	(50,786,384)	(46,429,578)
Net increase (decrease)	(1,972,591)	2,805,548	$ (17,952,548)	$ 27,161,918
Class C Shares sold	1,561,464	4,078,555	$ 14,444,151	$ 39,397,472
Reinvestment of distributions	113,993	83,356	1,052,671	792,733
Shares redeemed	(2,306,277)	(1,822,180)	(21,244,013)	(17,548,890)
Net increase (decrease)	(630,820)	2,339,731	$ (5,747,191)	$ 22,641,315
Institutional Class Shares sold	1,467,235	894,248	$ 13,470,398	$ 8,576,171
Reinvestment of distributions	123,396	129,392	1,136,418	1,237,833
Shares redeemed	(1,678,386)	(1,140,602)	(15,413,691)	(10,901,278)
Net increase (decrease)	(87,755)	(116,962)	$ (806,875)	$ (1,087,274)

Annual Report

Independent Auditors' Report

To the Trustees of Advisor Series II and Shareholders of Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Government Investment Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

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Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Stanley N. Griffith, Assistant Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

AGOVI-ANN-1200	119039
1.538370.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	19	The manager's review of fund performance, strategy and outlook.
Investment Changes	22	A summary of major shifts in the fund's investments over the past six months.
Investments	23	A complete list of the fund's investments with their market values.
Financial Statements	38	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	47	Notes to the financial statements.
Independent Auditors' Report	55	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL A	2.40%	2.66%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-2.47%	-2.22%
ML High Yield Master II	-1.68%	-2.64%
Lipper High Current Yield	-2.77%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL A	2.40%	2.30%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-2.47%	-1.93%
ML High Yield Master II	-1.68%	-2.30%
Lipper High Current Yield	-2.77%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class A on September 7, 1999, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have been $9,778 - a 2.22% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,736 - a 2.64% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class A
Performance - continued

Total Return Components

Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2000	1999
Dividend returns	8.15%	1.05%
Capital returns	-5.75%	-0.80%
Total returns	2.40%	0.25%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.20¢	42.21¢	82.49¢
Annualized dividend rate	8.94%	8.52%	8.27%
30-day annualized yield	10.28%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.48 over the past one month, $9.83 over the past six months and $9.97 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. If Fidelity had not reimbursed certain fund expenses, the yield would have been 9.93%.

Annual Report

Fidelity Advisor High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	2.27%	2.51%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	-1.31%	-1.08%
ML High Yield Master II	-1.68%	-2.64%
Lipper High Current Yield	-2.77%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	2.27%	2.18%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	-1.31%	-0.94%
ML High Yield Master II	-1.68%	-2.30%
Lipper High Current Yield	-2.77%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class T on September 7, 1999, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2000, the value of the investment would have been $9,892 - a 1.08% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,736 - a 2.64% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Total Return Components

Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2000	1999
Dividend returns	8.00%	1.03%
Capital returns	-5.73%	-0.80%
Total returns	2.27%	0.23%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.12¢	41.72¢	81.22¢
Annualized dividend rate	8.84%	8.43%	8.15%
30-day annualized yield	10.34%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.48 over the past one month, $9.82 over the past six months and $9.96 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	1.50%	1.70%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-3.21%	-2.04%
ML High Yield Master II	-1.68%	-2.64%
Lipper High Current Yield	-2.77%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	1.50%	1.47%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-3.21%	-1.78%
ML High Yield Master II	-1.68%	-2.30%
Lipper High Current Yield	-2.77%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class B on September 7, 1999, when the fund started. As the chart shows, by October 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,796 - a 2.04% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,736 - a 2.64% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Total Return Components

Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2000	1999
Dividend returns	7.35%	0.99%
Capital returns	-5.85%	-0.80%
Total returns	1.50%	0.19%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.60¢	38.51¢	74.65¢
Annualized dividend rate	8.21%	7.78%	7.49%
30-day annualized yield	10.04%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.47 over the past one month, $9.82 over the past six months and $9.96 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain fund expenses, the yield would have been 9.50%.

Annual Report

Fidelity Advisor High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class C's contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	1.60%	1.68%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	0.65%	1.68%
ML High Yield Master II	-1.68%	-2.64%
Lipper High Current Yield	-2.77%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	1.60%	1.45%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	0.65%	1.45%
ML High Yield Master II	-1.68%	-2.30%
Lipper High Current Yield	-2.77%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class C on September 7, 1999, when the fund started. As the chart shows, by October 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $10,168 - a 1.68% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,736 - a 2.64% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Total Return Components

Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2000	1999
Dividend returns	7.25%	0.98%
Capital returns	-5.65%	-0.90%
Total returns	1.60%	0.08%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.52¢	38.02¢	73.57¢
Annualized dividend rate	8.10%	7.68%	7.39%
30-day annualized yield	9.93%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.48 over the past one month, $9.82 over the past six months and $9.96 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 9.26%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

With a negative return for the 12-month period ending October 31, 2000, the high-yield market can be viewed in one of two ways: as a distressed market that perhaps has not reached its bottom, or as an opportunity for investors to take advantage of attractively low prices. Early in the period, high-yield securities suffered in comparison to the high-flying NASDAQ market. High-yield debt suffered again when the NASDAQ tumbled and an economic slowdown loomed, resulting in a series of corporate earnings disappointments. Technical factors - abundant supply in the face of weak demand - further hampered performance. As the high-yield default rate crept higher, investors turned to the relative safety of investment-grade bonds. For the one-year period ending October 31, 2000, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - fell 1.68%. This return lagged the overall U.S. taxable bond market as measured by the Lehman Brothers Aggregate Bond Index, which gained 7.30% during the past 12 months. A potential catalyst for improved performance could be a continued increase in merger and acquisition activity. From July to August, $90 billion in M&A activity took place where the target company was in the high-yield universe. Not only do these deals reduce the supply of high-yield credits, they also establish benchmark valuations for some sectors of the market.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor High Income Fund

Q. David, how did the fund perform?

A. For the 12 months that ended October 31, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of 2.40%, 2.27%, 1.50% and 1.60%, respectively. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned -1.68%, while the high current yield funds average tracked by Lipper Inc. returned -2.77%.

Q. What helped the fund beat its peers and the index?

A. The fund was more insulated than its peers and the index against the negative influences of a very difficult market. The period was marked by high interest rates, difficulties encountered by individual companies and very little liquidity in the financial markets. High interest rates sparked by the Federal Reserve Board's desire to head off inflation increased borrowing costs for high-yield companies and slowed economic growth. These developments accelerated the overall default risk in the market. The "tech wreck" that knocked the wind out of the NASDAQ index also hurt the high-yield market, where one finds a significant number of telecommunications companies. These firms' access to capital was constricted at a time when they needed funding to continue building out their networks. With a substantial portion of the fund invested in this sector, it was not immune from these difficulties. However, as I said, the fund's structure helped it rebuff some of the factors that ate into market returns.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was it about the fund's structure that helped it do that?

A. We had a large concentration of shorter-maturity, higher-quality bonds. These investments tend to be less susceptible to the problems caused by rising interest rates and deteriorating credit quality. In addition, for the first time in quite a while, I turned some attention to distressed securities, those that are characterized by uncertain or troubling financial situations. Previously, opportunities were few and far between because the area was characterized by poorly run companies with bad balance sheets and poor prospects. However, with all of the difficulties encountered by the high-yield market, some companies started trading at distressed prices despite favorable prospects and solid management. Because I maintained a fairly significant stake in cash through this bear market - for example, at the end of the period, the fund's assets in cash stood at about 10% - I was able to buy some of these securities at very attractive prices. The large cash holdings also enabled me to make other well-timed purchases and insulate the fund somewhat from even further downdrafts. I also maintained a small but important portion of the fund in leveraged equities - common stocks of companies that have high-yield bonds outstanding.

Q. Were there any investments or areas that provided positive performance during the period?

A. There weren't very many areas that performed well during this time frame. Nevertheless, the fund did benefit from the positive performance of some of its holdings in the health care, energy and cable TV industries. Higher energy prices were the force behind the improvement in some energy securities, and the recurring revenues earned by cable TV operators through their monthly fees were an attractive attribute during a period of market instability.

Q. What's your outlook?

A. The high-yield market could be choppy for at least the next couple of months, though it appears that most of the damage to the market has been done. A significant number of bonds are trading at very attractive prices, so I anticipate using the fund's cash position to continue adding bonds of companies with favorable prospects selling at cheap prices. If history is a guide, the high-yield market should ultimately attract buyers from across a broad spectrum and enjoy a recovery like we saw in 1990, after its last protracted period of difficulty.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of October 31, 2000, more than $43 million

Manager: David Glancy, since inception; manager, Fidelity Capital & Income Fund, since 1996; Spartan High Income Fund, 1993-1996; joined Fidelity in 1990

3

David Glancy on the high-yield market:

"The volatility in the high-yield market doesn't necessarily reflect the underlying fundamentals of the companies in the fund, even though it may temporarily affect the fund's net asset value (NAV). Buyers of high-yield bonds have become so scarce that many attractive securities are trading as low as from 20 to 70 cents on the dollar and therefore offer some upside potential. In contrast, when these bonds are trading at face value, there's often no place for them to go but down. With Fidelity's resources and credit skills, we should be able to locate significant opportunities in this market for capital appreciation and earn a very attractive coupon, or interest rate. When things get as bad as they have been within the high-yield market, many investors follow a lemming mentality and seek to get out of it on its way down. My approach is to take advantage of desperate sellers and continue buying until the market eventually reaches the bottom in order to position the fund for a strong rebound when the market turns. In that way, like in 1990, I hope to reap the benefits when the market recovers and the winners start outnumbering the losers."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Communications International, Inc.	7.4	0.0
XO Communications, Inc.	4.9	7.2
International Cabletel, Inc.	4.7	6.3
Century Communications Corp.	4.0	5.8
EchoStar Communications Corp.	3.1	2.2
	24.1	21.5
Top Five Market Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	34.3	35.1
Utilities	29.9	22.9
Technology	5.0	10.2
Finance	3.5	6.0
Industrial Machinery & Equipment	2.7	3.5
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	2.1
Baa	7.6	0.4
Ba	11.9	5.4
B	52.6	65.9
Caa, Ca, C	4.6	10.5
Not Rated	1.6	1.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 and April 30, 2000 account for 1.6% and 1.7% respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Nonconvertible Bonds 70.5%		Nonconvertible Bonds 81.9%
	Convertible Bonds, Preferred Stocks 6.9%		Convertible Bonds, Preferred Stocks 8.0%
	Common Stocks 5.4%		Common Stocks 4.1%
	Other Investments 4.8%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets 12.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	6.4%	** Foreign investments	8.7%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 72.0%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 1.5%
ENERGY - 0.4%
Oil & Gas - 0.4%
Lomak Petroleum, Inc. 6% 2/1/07	Caa1	$ 250,000	$ 160,000
HEALTH - 0.9%
Medical Facilities Management - 0.9%
Sunrise Assisted Living, Inc. 5.5% 6/15/02	B2	30,000	27,600
Tenet Healthcare Corp. 6% 12/1/05	B1	200,000	170,000
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	110,000	81,400
7% 5/15/09 (e)	B3	160,000	118,400
			397,400
MEDIA & LEISURE - 0.1%
Lodging & Gaming - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	80,000	64,800
RETAIL & WHOLESALE - 0.1%
Retail & Wholesale, Miscellaneous - 0.1%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3	30,000	22,988
TOTAL CONVERTIBLE BONDS			645,188
Nonconvertible Bonds - 70.5%
BASIC INDUSTRIES - 1.6%
Chemicals & Plastics - 1.1%
Huntsman Corp. 9.5% 7/1/07 (e)	B2	600,000	360,000
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	85,000	82,875
Sterling Chemicals, Inc. 11.75% 8/15/06	Caa3	60,000	33,000
			475,875
Packaging & Containers - 0.3%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	15,000	9,750
9.75% 6/15/07	Caa1	110,000	73,700
9.875% 2/15/08	Caa3	95,000	28,500
			111,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Paper & Forest Products - 0.2%
Container Corp. of America gtd. 11.25% 5/1/04	B2	$ 100,000	$ 100,250
Crown Paper Co. 11% 9/1/05 (c)	Ca	50,000	6,000
			106,250
TOTAL BASIC INDUSTRIES			694,075
CONSTRUCTION & REAL ESTATE - 0.6%
Building Materials - 0.3%
Atrium Companies, Inc. 10.5% 5/1/09	B3	60,000	50,850
Building Materials Corp. of America 8% 12/1/08	Ba3	45,000	13,500
Nortek, Inc. 9.875% 3/1/04	B3	20,000	18,200
Numatics, Inc. 9.625% 4/1/08	B3	52,000	40,040
			122,590
Construction - 0.0%
Lennar Corp. 9.95% 5/1/10	Ba1	20,000	20,000
Real Estate - 0.3%
LNR Property Corp. 9.375% 3/15/08	B1	125,000	112,500
TOTAL CONSTRUCTION & REAL ESTATE			255,090
DURABLES - 0.4%
Autos, Tires, & Accessories - 0.1%
Federal-Mogul Corp. 7.5% 1/15/09	Ba3	45,000	11,250
Textiles & Apparel - 0.3%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	10,000	8,200
Polymer Group, Inc.:
8.75% 3/1/08	B3	20,000	14,100
9% 7/1/07	B3	115,000	82,800
St. John Knits International, Inc. 12.5% 7/1/09	B3	40,000	37,000
			142,100
TOTAL DURABLES			153,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - 0.6%
Energy Services - 0.4%
Cliffs Drilling Co.:
Class B 10.25% 5/15/03	Ba3	$ 100,000	$ 102,250
Class D 10.25% 5/15/03	Ba3	15,000	15,338
R&B Falcon Corp. 9.125% 12/15/03	Ba3	30,000	30,525
			148,113
Oil & Gas - 0.2%
Gothic Production Corp. 11.125% 5/1/05	B3	65,000	68,250
Nuevo Energy Co. 9.375% 10/1/10 (e)	B1	30,000	29,850
			98,100
TOTAL ENERGY			246,213
FINANCE - 2.8%
Credit & Other Finance - 2.8%
Delta Financial Corp. 9.5% 8/1/04	Caa2	255,000	114,750
GS Escrow Corp.:
6.75% 8/1/01	Ba1	350,000	343,525
7% 8/1/03	Ba1	310,000	293,725
7.125% 8/1/05	Ba1	265,000	243,108
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	Ca	10,000	1,200
7.875% 8/1/03 (c)	Ca	95,000	11,400
Metris Companies, Inc. 10% 11/1/04	Ba3	210,000	197,400
			1,205,108
Insurance - 0.0%
ITT Corp. 6.75% 11/15/03	Ba1	20,000	18,525
TOTAL FINANCE			1,223,633
HEALTH - 1.0%
Medical Facilities Management - 1.0%
Columbia/HCA Healthcare Co.:
8.12% 8/4/03	Ba2	125,000	123,125
8.125% 8/4/03	Ba2	40,000	39,400
Fountain View, Inc. 11.25% 4/15/08	Caa1	120,000	24,000
Oxford Health Plans, Inc. 11% 5/15/05	B2	175,000	190,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH - continued
Medical Facilities Management - continued
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	$ 50,000	$ 48,125
8.625% 1/15/07	Ba3	20,000	19,800
			445,200
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
Electrical Equipment - 0.7%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	455,000	323,050
Industrial Machinery & Equipment - 0.8%
Exide Corp. 10% 4/15/05	B1	355,000	255,600
Thermadyne Holdings Corp. 0% 6/1/08 (d)	Caa1	25,000	7,500
Thermadyne Manufacturing LLC 9.875% 6/1/08	B3	135,000	97,200
			360,300
Pollution Control - 1.1%
Allied Waste North America, Inc. 10% 8/1/09	B2	380,000	322,050
Browning-Ferris Industries, Inc. 6.1% 1/15/03	Ba3	160,000	147,200
			469,250
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			1,152,600
MEDIA & LEISURE - 30.2%
Broadcasting - 25.8%
360networks, Inc. 13% 5/1/08	B3	220,000	174,900
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	465,000	430,125
Adelphia Communications Corp.:
9.25% 10/1/02	B2	1,215,000	1,184,625
10.875% 10/1/10	B2	50,000	46,500
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	1,380,000	1,138,500
Century Communications Corp.:
0% 3/15/03	B2	30,000	22,650
9.5% 3/1/05	B2	125,000	114,688
9.75% 2/15/02	B2	1,590,000	1,558,200
Diamond Cable Communications PLC yankee:
0% 12/15/05 (d)	B2	200,000	180,500
0% 2/15/07 (d)	B2	20,000	15,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Diamond Cable Communications PLC yankee: - continued
13.25% 9/30/04	B2	$ 315,000	$ 322,875
EchoStar DBS Corp.:
9.25% 2/1/06	B1	200,000	196,000
9.375% 2/1/09	B1	420,000	411,600
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	300,000	204,000
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	150,000	161,250
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	200,000	144,000
International Cabletel, Inc.:
Series A, 12.75% 4/15/05	B2	170,000	168,300
0% 2/1/06 (d)	B2	2,130,000	1,874,400
Knology Holding, Inc. 0% 10/15/07 (d)	-	45,000	13,950
NTL Communications Corp. 11.875% 10/1/10 (e)	B2	70,000	64,750
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	20,000	18,700
Pegasus Communications Corp.:
9.625% 10/15/05	B3	550,000	536,250
9.75% 12/1/06	B3	350,000	341,250
Pegasus Media & Communications, Inc. 12.5% 7/1/05	B3	300,000	312,000
Satelites Mexicanos SA de CV:
10.125% 11/1/04	B3	500,000	315,000
11.28% 6/30/04 (e)(f)	B1	420,000	367,500
Telewest PLC 11% 10/1/07	B1	374,000	336,600
United International Holdings, Inc. 0% 2/15/08 (d)	B3	400,000	232,000
United Pan-Europe Communications NV:
0% 2/1/10 (d)	B2	200,000	74,000
10.875% 11/1/07	B2	110,000	85,800
10.875% 8/1/09	B2	95,000	68,875
11.25% 2/1/10	B2	75,000	56,250
11.5% 2/1/10	B2	165,000	125,400
			11,296,438
Entertainment - 0.5%
Alliance Gaming Corp. 10% 8/1/07	Caa1	180,000	99,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Entertainment - continued
Mandalay Resort Group:
9.5% 8/1/08	Ba2	$ 60,000	$ 61,200
10.25% 8/1/07	Ba3	75,000	76,875
			237,075
Leisure Durables & Toys - 0.0%
Hedstrom Corp. 10% 6/1/07 (c)	Caa3	85,000	1,700
Lodging & Gaming - 3.7%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B-	290,000	287,825
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	220,000	207,350
International Game Technology 7.875% 5/15/04	Ba1	30,000	29,250
ITT Corp. 6.25% 11/15/00	Ba1	1,085,000	1,079,575
			1,604,000
Publishing - 0.2%
American Lawyer Media Holdings, Inc. 9.75% 12/15/07	B2	85,000	75,650
TOTAL MEDIA & LEISURE			13,214,863
NONDURABLES - 0.6%
Foods - 0.6%
SFC New Holdings, Inc. 11.25% 8/15/01	CCC	275,000	270,188
RETAIL & WHOLESALE - 1.7%
Apparel Stores - 0.0%
Norton McNaughton, Inc. 12.5% 6/1/05	B2	5,000	4,488
Drug Stores - 1.5%
Rite Aid Corp.:
6% 12/15/00 (e)	B3	670,000	649,900
10.5% 9/15/02 (e)	-	5,000	3,100
			653,000
Retail & Wholesale, Miscellaneous - 0.2%
National Vision Association Ltd. 12.75% 10/15/05 (c)	Ca	200,000	76,000
TOTAL RETAIL & WHOLESALE			733,488
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TECHNOLOGY - 4.8%
Computer Services & Software - 3.1%
Colo.com 13.875% 3/15/10 unit (e)	-	$ 100,000	$ 75,000
Concentric Network Corp. 12.75% 12/15/07	B	160,000	159,200
Covad Communications Group, Inc.:
0% 3/15/08 (d)	B3	138,000	37,260
12% 2/15/10	B3	95,000	44,175
12.5% 2/15/09	B3	200,000	98,000
Exodus Communications, Inc.:
10.75% 12/15/09	B3	455,000	418,600
11.25% 7/1/08	B3	110,000	103,950
11.625% 7/15/10 (e)	B3	315,000	296,100
PSINet, Inc.:
10% 2/15/05	B3	220,000	108,900
10.5% 12/1/06	B3	40,000	19,200
			1,360,385
Computers & Office Equipment - 1.3%
Dictaphone Corp. 11.75% 8/1/05	B3	660,000	495,000
Globix Corp. 12.5% 2/1/10	B-	130,000	71,500
			566,500
Electronic Instruments - 0.3%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	145,000	129,050
Electronics - 0.1%
Aavid Thermal Technologies, Inc. 12.75% 2/1/07	B2	40,000	34,800
Photographic Equipment - 0.0%
IMAX Corp. 7.875% 12/1/05	Ba2	55,000	31,350
TOTAL TECHNOLOGY			2,122,085
TRANSPORTATION - 0.3%
Air Transportation - 0.3%
US Air, Inc. 9.625% 2/1/01	B3	150,000	148,500
UTILITIES - 23.3%
Cellular - 5.2%
Clearnet Communications, Inc. yankee 0% 12/15/05 (d)	Ba1	100,000	106,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Echostar Broadband Corp. 10.375% 10/1/07 (e)	B3	$ 250,000	$ 250,000
Globalstar LP/Globalstar Capital Corp. 11.5% 6/1/05	Caa1	30,000	3,600
Leap Wireless International, Inc.:
0% 4/15/10 (d)	-	105,000	25,200
12.5% 4/15/10	Caa2	135,000	89,100
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	243,000	170,100
Nextel Communications, Inc.:
0% 2/15/08 (d)	B1	165,000	122,100
9.375% 11/15/09	B1	155,000	149,575
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	135,000	81,000
12.75% 8/1/10 (e)	Caa1	350,000	322,000
Nextel Partners, Inc.:
11% 3/15/10 (e)	B3	750,000	750,000
11% 3/15/10	B3	115,000	115,000
Orion Network Systems, Inc. 11.25% 1/15/07	B2	45,000	15,750
Triton PCS, Inc. 0% 5/1/08 (d)	B3	25,000	18,813
US Unwired, Inc. 0% 11/1/09 (d)	Caa1	150,000	71,250
			2,289,488
Electric Utility - 0.3%
CMS Energy Corp. 8.125% 5/15/02	Ba3	130,000	127,888
Telephone Services - 17.8%
Allegiance Telecom, Inc. 0% 2/15/08 (d)	B3	105,000	71,400
Asia Global Crossing Ltd. 13.375% 10/15/10 (e)	B2	140,000	130,900
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	15,000	2,550
Flag Telecom Holdings Ltd. 11.625% 3/30/10	B2	100,000	83,000
Focal Communications Corp. 11.875% 1/15/10	B3	385,000	292,600
Hyperion Telecommunications, Inc.:
0% 4/15/03 (d)	B3	105,000	79,800
12.25% 9/1/04	B3	665,000	551,950
ICG Services, Inc. 0% 5/1/08 (d)	Caa1	200,000	32,000
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	455,000	429,975
0% 7/15/07 (d)	B2	105,000	86,625
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Level 3 Communications, Inc.:
0% 12/1/08 (d)	B3	$ 50,000	$ 27,500
11% 3/15/08	B3	425,000	383,563
McLeodUSA, Inc.:
0% 3/1/07 (d)	B1	195,000	158,438
8.375% 3/15/08	B1	15,000	13,200
9.25% 7/15/07	B1	35,000	32,025
Metromedia Fiber Network, Inc.:
10% 11/15/08	B2	10,000	8,800
10% 12/15/09	B2	330,000	290,400
NEXTLINK Communications LLC 12.5% 4/15/06	B2	20,000	18,900
NEXTLINK Communications, Inc.:
0% 4/15/08 (d)	B2	267,000	149,520
0% 6/1/09 (d)	B2	211,000	109,720
0% 12/1/09 (d)	B2	105,000	49,350
10.75% 11/15/08	B3	45,000	39,600
10.75% 6/1/09	B2	425,000	374,000
Qwest Communications International, Inc. 10.875% 4/1/07	Baa1	3,000,000	3,254,993
Rhythms NetConnections, Inc.:
Series B, 14% 2/15/10	B3	165,000	75,900
12.75% 4/15/09	B3	20,000	9,200
Rochester Telephone Corp. 8.77% 4/16/01	Ba2	100,000	99,250
Teligent, Inc. 11.5% 12/1/07	Caa1	265,000	106,000
Versatel Telecom International NV 11.875% 7/15/09	B3	60,000	43,800
Viatel, Inc. 11.5% 3/15/09	B3	40,000	20,000
WinStar Communications, Inc.:
0% 4/15/10 (d)	B3	30,000	9,600
12.5% 4/15/08	B3	255,000	187,425
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
WinStar Communications, Inc.: - continued
12.75% 4/15/10	B3	$ 615,000	$ 442,800
Worldwide Fiber, Inc. 12% 8/1/09	B3	145,000	109,475
			7,774,259
TOTAL UTILITIES			10,191,635
TOTAL NONCONVERTIBLE BONDS			30,850,920
TOTAL CORPORATE BONDS (Cost $34,490,466)			31,496,108
Asset-Backed Securities - 0.1%

Airplanes pass through trust 10.875% 3/15/19 (Cost $51,509)	Ba2	69,139	51,163
Commercial Mortgage Securities - 1.1%

Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3172% 11/18/31 (e)(f)	Ba1	400,000	309,500
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	100,000	67,328
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 10.8713% 1/15/03 (e)(f)	-	100,000	92,844
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $473,782)			469,672
Common Stocks - 5.4%
	Shares
BASIC INDUSTRIES - 0.3%
Chemicals & Plastics - 0.0%
Georgia Gulf Corp.	200	2,675
Lyondell Chemical Co.	300	4,313
Sterling Chemicals Holdings, Inc. (a)	1,000	1,625
		8,613
Common Stocks - continued
	Shares	Value (Note 1)
BASIC INDUSTRIES - continued
Packaging & Containers - 0.3%
Packaging Corp. of America	7,100	$ 104,281
TOTAL BASIC INDUSTRIES		112,894
FINANCE - 0.0%
Banks - 0.0%
Provident Financial Group, Inc.	600	18,150
Credit & Other Finance - 0.0%
Associates First Capital Corp. (a)	10,800	227
Delta Financial Corp. (a)	6,800	3,188
		3,415
TOTAL FINANCE		21,565
HEALTH - 0.4%
Medical Facilities Management - 0.4%
Davita, Inc. (a)	15,000	168,750
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Industrial Machinery & Equipment - 0.0%
Exide Corp.	300	3,019
Pollution Control - 0.0%
Allied Waste Industries, Inc. (a)	800	7,400
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		10,419
MEDIA & LEISURE - 3.5%
Broadcasting - 3.1%
EchoStar Communications Corp. Class A (a)	30,300	1,371,075
Entertainment - 0.0%
Clubhaus PLC (a)	1,400	842
Leisure Durables & Toys - 0.0%
Brunswick Corp.	200	3,888
Lodging & Gaming - 0.4%
Hollywood Casino Corp. (a)	15,000	157,500
TOTAL MEDIA & LEISURE		1,533,305
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - 1.0%
Grocery Stores - 1.0%
Pathmark Stores, Inc. (a)	26,670	$ 418,386
Pathmark Stores, Inc. warrants 9/19/10 (a)	1,012	4,554
		422,940
TECHNOLOGY - 0.2%
Computer Services & Software - 0.0%
PSINet, Inc. (a)	1,200	7,988
Electronics - 0.2%
Aavid Thermal Technologies, Inc. warrants 2/1/07 (a)(e)	40	0
California Micro Devices Corp. (a)	5,000	63,438
Photographic Equipment - 0.0%
IMAX Corp. (a)	2,800	13,793
TOTAL TECHNOLOGY		85,219
UTILITIES - 0.0%
Cellular - 0.0%
Leap Wireless International, Inc.:
warrants 4/15/10 (CV ratio 2.503) (a)(e)	135	1,350
warrants 4/15/10 (CV ratio 5.146) (a)(e)	105	1,050
		2,400
Electric Utility - 0.0%
CMS Energy Corp.	300	8,100
TOTAL UTILITIES		10,500
TOTAL COMMON STOCKS (Cost $2,278,664)		2,365,592
Preferred Stocks - 5.4%

Convertible Preferred Stocks - 0.1%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Electrical Equipment - 0.1%
Loral Space & Communications Ltd. $3.00 (e)	2,000	36,500
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 5.3%
FINANCE - 0.7%
Credit & Other Finance - 0.7%
American Annuity Group Capital Trust I $2.3125	13,435	$ 322,440
MEDIA & LEISURE - 0.5%
Broadcasting - 0.5%
CSC Holdings, Inc. Series M, 11.125% pay-in-kind	2,230	236,380
UTILITIES - 4.1%
Cellular - 0.9%
Nextel Communications, Inc. 11.125% pay-in-kind	422	390,350
Telephone Services - 3.2%
Intermedia Communications, Inc. 13.5% pay-in-kind	178	151,300
XO Communications, Inc.:
$7.00 pay-in-kind	22,949	917,960
13% pay-in-kind	442	318,240
		1,387,500
TOTAL UTILITIES		1,777,850
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,336,670
TOTAL PREFERRED STOCKS (Cost $2,799,002)		2,373,170
Floating Rate Loans - 3.6%
Moody's Ratings (unaudited) (b)		Principal Amount
CONSTRUCTION & REAL ESTATE - 0.7%
Building Materials - 0.7%
Flowserve Corp. Tranche B term loan 10.25% 6/30/08 (f)	-	$ 300,000	302,250
Construction - 0.0%
Blount, Inc. Tranche B term loan 10.7222% 6/30/06 (f)	B1	2,519	2,506
TOTAL CONSTRUCTION & REAL ESTATE			304,756
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
DURABLES - 0.4%
Textiles & Apparel - 0.4%
Synthetic Industries, Inc. term loan 14.9% 12/13/00 (f)	-	$ 200,000	$ 184,000
UTILITIES - 2.5%
Cellular - 2.3%
Cook Inlet/Voicestream Op Co. LLC Tranche B term loan 10.63% 12/31/08 (f)	B2	1,000,000	1,010,000
Telephone Services - 0.2%
McLeodUSA, Inc. Tranche B term loan 9.62% 5/31/08 (f)	Ba2	100,000	99,875
TOTAL UTILITIES			1,109,875
TOTAL FLOATING RATE LOANS (Cost $1,601,779)			1,598,631
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 10/31/00 due 11/1/00 (Cost $4,585,000)	$ 4,585,835	4,585,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $46,280,202)		42,939,336
NET OTHER ASSETS - 1.9%		818,821
NET ASSETS - 100%		$ 43,758,157
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,858,744 or 8.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	7.6%	BBB	10.1%
Ba	11.7%	BB	7.1%
B	51.3%	B	46.1%
Caa	3.8%	CCC	9.3%
Ca, C	0.2%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Income Tax Information

At October 31, 2000, the aggregate
cost of investment securities for income tax purposes was $46,294,168. Net unrealized depreciation aggregated $3,354,832, of which $585,172 related to appreciated investment securities and $3,940,004 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $275,000 of which $6,000 and $269,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $4,585,000) (cost $46,280,202) - See accompanying schedule		$ 42,939,336
Receivable for investments sold		1,425,069
Receivable for fund shares sold		49,387
Dividends receivable		32,650
Interest receivable		710,781
Total assets		45,157,223
Liabilities
Payable to custodian bank	$ 993,288
Payable for investments purchased	164,825
Payable for fund shares redeemed	50,582
Distributions payable	93,094
Accrued management fee	17,397
Distribution fees payable	16,462
Other payables and accrued expenses	63,418
Total liabilities		1,399,066
Net Assets		$ 43,758,157
Net Assets consist of:
Paid in capital		$ 47,063,416
Undistributed net investment income		312,346
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,739)
Net unrealized appreciation (depreciation) on investments		(3,340,866)
Net Assets		$ 43,758,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,295,186 ÷ 1,421,416 shares)	$9.35
Maximum offering price per share (100/95.25 of $9.35)	$9.82
Class T: Net Asset Value and redemption price per share ($8,936,401 ÷ 956,058 shares)	$9.35
Maximum offering price per share (100/96.50 of $9.35)	$9.69
Class B: Net Asset Value and offering price per share ($10,053,827 ÷ 1,076,031 shares) A	$9.34
Class C: Net Asset Value and offering price per share ($6,562,755 ÷ 702,140 shares) A	$9.35
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,909,988 ÷ 524,863 shares)	$9.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Dividends		$ 276,680
Interest		3,288,926
Total income		3,565,606
Expenses
Management fee	$ 201,987
Transfer agent fees	62,937
Distribution fees	163,650
Accounting fees and expenses	60,006
Non-interested trustees' compensation	103
Custodian fees and expenses	9,853
Registration fees	199,084
Audit	19,881
Legal	168
Miscellaneous	103
Total expenses before reductions	717,772
Expense reductions	(260,745)	457,027
Net investment income		3,108,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(236,662)
Foreign currency transactions	9	(236,653)
Change in net unrealized appreciation (depreciation) on investment securities		(3,297,642)
Net gain (loss)		(3,534,295)
Net increase (decrease) in net assets resulting from operations		$ (425,716)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	September 7, 1999 (commencement of operations) to October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 3,108,579	$ 59,140
Net realized gain (loss)	(236,653)	(6,153)
Change in net unrealized appreciation (depreciation)	(3,297,642)	(43,224)
Net increase (decrease) in net assets resulting from operations	(425,716)	9,763
Distributions to shareholders from net investment income	(2,832,624)	(56,682)
Share transactions - net increase (decrease)	39,193,976	7,869,440
Total increase (decrease) in net assets	35,935,636	7,822,521
Net Assets
Beginning of period	7,822,521	-
End of period (including undistributed net investment income of $312,346 and $2,608, respectively)	$ 43,758,157	$ 7,822,521

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.895	.116
Net realized and unrealized gain (loss)	(.640)	(.091)
Total from investment operations	.255	.025
Less Distributions
From net investment income	(.825)	(.105)
Net asset value, end of period	$ 9.350	$ 9.920
Total Return B, C	2.40%	.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,295	$ 739
Ratio of expenses to average net assets	1.00% F	1.00% A, F
Ratio of expenses to average net assets after expense reductions	.98% G	1.00% A
Ratio of net investment income to average net assets	9.17%	7.92% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.898	.112
Net realized and unrealized gain (loss)	(.656)	(.089)
Total from investment operations	.242	.023
Less Distributions
From net investment income	(.812)	(.103)
Net asset value, end of period	$ 9.350	$ 9.920
Total Return B, C	2.27%	.23%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,936	$ 2,422
Ratio of expenses to average net assets	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	1.08% G	1.10% A
Ratio of net investment income to average net assets	9.07%	7.82% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.830	.102
Net realized and unrealized gain (loss)	(.663)	(.083)
Total from investment operations	.167	.019
Less Distributions
From net investment income	(.747)	(.099)
Net asset value, end of period	$ 9.340	$ 9.920
Total Return B, C	1.50%	.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,054	$ 2,089
Ratio of expenses to average net assets	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.73% G	1.75% A
Ratio of net investment income to average net assets	8.42%	7.17% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income D	.819	.101
Net realized and unrealized gain (loss)	(.643)	(.093)
Total from investment operations	.176	.008
Less Distributions
From net investment income	(.736)	(.098)
Net asset value, end of period	$ 9.350	$ 9.910
Total Return B, C	1.60%	.08%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,563	$ 1,854
Ratio of expenses to average net assets	1.85% F	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.83% G	1.85% A
Ratio of net investment income to average net assets	8.32%	7.07% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.910	.118
Net realized and unrealized gain (loss)	(.638)	(.091)
Total from investment operations	.272	.027
Less Distributions
From net investment income	(.842)	(.107)
Net asset value, end of period	$ 9.350	$ 9.920
Total Return B, C	2.57%	.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,910	$ 719
Ratio of expenses to average net assets	.85% F	.85% A, F
Ratio of expenses to average net assets after expense reductions	.83% G	.85% A
Ratio of net investment income to average net assets	9.32%	8.07% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

differing treatments for litigation proceeds, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,598,631 or 3.6% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $81,796,237 and $45,940,554, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90% *
Class C	1.00% **

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 12,519	$ 769
Class T	24,004	1,376
Class B	76,397	56,575
Class C	50,730	37,631
	$ 163,650	$ 96,351

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 20,151	$ 6,985
Class T	30,650	11,175
Class B	40,712	40,712 *
Class C	1,640	1,640 *
	$ 93,153	$ 60,512

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 12,424.15
Class T	17,786.19
Class B	14,589.17
Class C	10,226.20
Institutional Class	7,912.22
	$ 62,937

Accounting Fees. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $334 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.00%	$ 58,838
Class T	1.10%	69,642
Class B	1.75%	61,602
Class C	1.85%	38,667
Institutional Class	0.85%	26,643
		$ 255,392

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,155 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,198 under the custodian arrangement.

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 32%.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999A
From net investment income
Class A	$ 707,918	$ 7,152
Class T	787,365	17,710
Class B	645,402	10,995
Class C	379,306	13,464
Institutional Class	312,633	7,361
Total	$ 2,832,624	$ 56,682

A Distributions for the period September 7, 1999 (commencement of operations) to October 31, 1999.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999 A	2000	1999 A

Class A Shares sold	1,493,515	73,796	$ 15,002,914	$ 737,552
Reinvestment of distributions	54,584	661	535,288	6,564
Shares redeemed	(201,140)	-	(1,994,596)	-
Net increase (decrease)	1,346,959	74,457	$ 13,543,606	$ 744,116
Class T Shares sold	1,656,133	242,680	$ 16,505,485	$ 2,421,256
Reinvestment of distributions	43,976	1,481	434,581	14,699
Shares redeemed	(988,162)	(50)	(9,733,802)	(500)
Net increase (decrease)	711,947	244,111	$ 7,206,264	$ 2,435,455
Class B Shares sold	1,104,573	214,251	$ 11,052,135	$ 2,135,658
Reinvestment of distributions	31,115	851	307,335	8,451
Shares redeemed	(270,291)	(4,468)	(2,684,546)	(44,468)
Net increase (decrease)	865,397	210,634	$ 8,674,924	$ 2,099,641
Class C Shares sold	809,417	185,931	$ 8,074,099	$ 1,855,443
Reinvestment of distributions	21,753	1,090	214,658	10,817
Shares redeemed	(316,051)	-	(3,125,853)	-
Net increase (decrease)	515,119	187,021	$ 5,162,904	$ 1,866,260
Institutional Class Shares sold	446,427	71,695	$ 4,549,272	$ 716,650
Reinvestment of distributions	30,213	737	297,604	7,318
Shares redeemed	(24,209)	-	(240,598)	-
Net increase (decrease)	452,431	72,432	$ 4,606,278	$ 723,968

A Share transactions are for the period September 7, 1999 (commencement of operations) to October 31, 1999.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

David L. Glancy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant ®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

AHI-ANN-1200	118952
1.728715.101

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Institutional Class

Annual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	26	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	35	Notes to the financial statements.
Independent Auditors' Report	43	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - Inst CL	2.57%	2.85%
ML High Yield Master II	-1.68%	-2.64%
Lipper High Current Yield	-2.77%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 357 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Life of fund
Fidelity Adv High Income - Inst CL	2.57%	2.47%
ML High Yield Master II	-1.68%	-2.30%
Lipper High Current Yield	-2.77%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Institutional Class on September 7, 1999, when the fund started. As the chart shows, by October 31, 2000, the value of the investment would have grown to $10,285 - a 2.85% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,736 - a 2.64% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Institutional Class
Performance - continued

Total Return Components

Year ended October 31, 2000	September 7, 1999 (commencement of operations) to October 31, 1999
Dividend returns	1.08%	1.08%
Capital returns	-5.75%	-0.80%
Total returns	2.57%	0.28%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.32¢	42.96¢	84.17¢
Annualized dividend rate	9.08%	8.68%	8.44%
30-day annualized yield	10.96%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.49 over the past one month, $9.82 over the past six months and $9.97 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 10.50%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

With a negative return for the 12-month period ending October 31, 2000, the high-yield market can be viewed in one of two ways: as a distressed market that perhaps has not reached its bottom, or as an opportunity for investors to take advantage of attractively low prices. Early in the period, high-yield securities suffered in comparison to the high-flying NASDAQ market. High-yield debt suffered again when the NASDAQ tumbled and an economic slowdown loomed, resulting in a series of corporate earnings disappointments. Technical factors - abundant supply in the face of weak demand - further hampered performance. As the high-yield default rate crept higher, investors turned to the relative safety of investment-grade bonds. For the one-year period ending October 31, 2000, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - fell 1.68%. This return lagged the overall U.S. taxable bond market as measured by the Lehman Brothers Aggregate Bond Index, which gained 7.30% during the past 12 months. A potential catalyst for improved performance could be a continued increase in merger and acquisition activity. From July to August, $90 billion in M&A activity took place where the target company was in the high-yield universe. Not only do these deals reduce the supply of high-yield credits, they also establish benchmark valuations for some sectors of the market.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor High Income Fund

Q. David, how did the fund perform?

A. For the 12 months that ended October 31, 2000, the fund's Institutional Class shares returned 2.57%. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned -1.68%, while the high current yield funds average tracked by Lipper Inc. returned -2.77%.

Q. What helped the fund beat its peers and the index?

A. The fund was more insulated than its peers and the index against the negative influences of a very difficult market. The period was marked by high interest rates, difficulties encountered by individual companies and very little liquidity in the financial markets. High interest rates sparked by the Federal Reserve Board's desire to head off inflation increased borrowing costs for high-yield companies and slowed economic growth. These developments accelerated the overall default risk in the market. The "tech wreck" that knocked the wind out of the NASDAQ index also hurt the high-yield market, where one finds a significant number of telecommunications companies. These firms' access to capital was constricted at a time when they needed funding to continue building out their networks. With a substantial portion of the fund invested in this sector, it was not immune from these difficulties. However, as I said, the fund's structure helped it rebuff some of the factors that ate into market returns.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was it about the fund's structure that helped it do that?

A. We had a large concentration of shorter-maturity, higher-quality bonds. These investments tend to be less susceptible to the problems caused by rising interest rates and deteriorating credit quality. In addition, for the first time in quite a while, I turned some attention to distressed securities, those that are characterized by uncertain or troubling financial situations. Previously, opportunities were few and far between because the area was characterized by poorly run companies with bad balance sheets and poor prospects. However, with all of the difficulties encountered by the high-yield market, some companies started trading at distressed prices despite favorable prospects and solid management. Because I maintained a fairly significant stake in cash through this bear market - for example, at the end of the period, the fund's assets in cash stood at about 10% - I was able to buy some of these securities at very attractive prices. The large cash holdings also enabled me to make other well-timed purchases and insulate the fund somewhat from even further downdrafts. I also maintained a small but important portion of the fund in leveraged equities - common stocks of companies that have high-yield bonds outstanding.
Q. Were there any investments or areas that provided positive performance during the period?

A. There weren't very many areas that performed well during this time frame. Nevertheless, the fund did benefit from the positive performance of some of its holdings in the health care, energy and cable TV industries. Higher energy prices were the force behind the improvement in some energy securities, and the recurring revenues earned by cable TV operators through their monthly fees were an attractive attribute during a period of market instability.

Q. What's your outlook?

A. The high-yield market could be choppy for at least the next couple of months, though it appears that most of the damage to the market has been done. A significant number of bonds are trading at very attractive prices, so I anticipate using the fund's cash position to continue adding bonds of companies with favorable prospects selling at cheap prices. If history is a guide, the high-yield market should ultimately attract buyers from across a broad spectrum and enjoy a recovery like we saw in 1990, after its last protracted period of difficulty.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of October 31, 2000, more than $43 million

Manager: David Glancy, since inception; manager, Fidelity Capital & Income Fund, since 1996; Spartan High Income Fund, 1993-1996; joined Fidelity in 1990

3

David Glancy on the high-yield market:

"The volatility in the high-yield market doesn't necessarily reflect the underlying fundamentals of the companies in the fund, even though it may temporarily affect the fund's net asset value (NAV). Buyers of high-yield bonds have become so scarce that many attractive securities are trading as low as from 20 to 70 cents on the dollar and therefore offer some upside potential. In contrast, when these bonds are trading at face value, there's often no place for them to go but down. With Fidelity's resources and credit skills, we should be able to locate significant opportunities in this market for capital appreciation and earn a very attractive coupon, or interest rate. When things get as bad as they have been within the high-yield market, many investors follow a lemming mentality and seek to get out of it on its way down. My approach is to take advantage of desperate sellers and continue buying until the market eventually reaches the bottom in order to position the fund for a strong rebound when the market turns. In that way, like in 1990, I hope to reap the benefits when the market recovers and the winners start outnumbering the losers."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Communications International, Inc.	7.4	0.0
XO Communications, Inc.	4.9	7.2
International Cabletel, Inc.	4.7	6.3
Century Communications Corp.	4.0	5.8
EchoStar Communications Corp.	3.1	2.2
	24.1	21.5
Top Five Market Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	34.3	35.1
Utilities	29.9	22.9
Technology	5.0	10.2
Finance	3.5	6.0
Industrial Machinery & Equipment	2.7	3.5
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	2.1
Baa	7.6	0.4
Ba	11.9	5.4
B	52.6	65.9
Caa, Ca, C	4.6	10.5
Not Rated	1.6	1.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 and April 30, 2000 account for 1.6% and 1.7% respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Nonconvertible Bonds 70.5%		Nonconvertible Bonds 81.9%
	Convertible Bonds, Preferred Stocks 6.9%		Convertible Bonds, Preferred Stocks 8.0%
	Common Stocks 5.4%		Common Stocks 4.1%
	Other Investments 4.8%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets 12.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	6.4%	** Foreign investments	8.7%

Annual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 72.0%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 1.5%
ENERGY - 0.4%
Oil & Gas - 0.4%
Lomak Petroleum, Inc. 6% 2/1/07	Caa1	$ 250,000	$ 160,000
HEALTH - 0.9%
Medical Facilities Management - 0.9%
Sunrise Assisted Living, Inc. 5.5% 6/15/02	B2	30,000	27,600
Tenet Healthcare Corp. 6% 12/1/05	B1	200,000	170,000
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	110,000	81,400
7% 5/15/09 (e)	B3	160,000	118,400
			397,400
MEDIA & LEISURE - 0.1%
Lodging & Gaming - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	80,000	64,800
RETAIL & WHOLESALE - 0.1%
Retail & Wholesale, Miscellaneous - 0.1%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3	30,000	22,988
TOTAL CONVERTIBLE BONDS			645,188
Nonconvertible Bonds - 70.5%
BASIC INDUSTRIES - 1.6%
Chemicals & Plastics - 1.1%
Huntsman Corp. 9.5% 7/1/07 (e)	B2	600,000	360,000
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	85,000	82,875
Sterling Chemicals, Inc. 11.75% 8/15/06	Caa3	60,000	33,000
			475,875
Packaging & Containers - 0.3%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	15,000	9,750
9.75% 6/15/07	Caa1	110,000	73,700
9.875% 2/15/08	Caa3	95,000	28,500
			111,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Paper & Forest Products - 0.2%
Container Corp. of America gtd. 11.25% 5/1/04	B2	$ 100,000	$ 100,250
Crown Paper Co. 11% 9/1/05 (c)	Ca	50,000	6,000
			106,250
TOTAL BASIC INDUSTRIES			694,075
CONSTRUCTION & REAL ESTATE - 0.6%
Building Materials - 0.3%
Atrium Companies, Inc. 10.5% 5/1/09	B3	60,000	50,850
Building Materials Corp. of America 8% 12/1/08	Ba3	45,000	13,500
Nortek, Inc. 9.875% 3/1/04	B3	20,000	18,200
Numatics, Inc. 9.625% 4/1/08	B3	52,000	40,040
			122,590
Construction - 0.0%
Lennar Corp. 9.95% 5/1/10	Ba1	20,000	20,000
Real Estate - 0.3%
LNR Property Corp. 9.375% 3/15/08	B1	125,000	112,500
TOTAL CONSTRUCTION & REAL ESTATE			255,090
DURABLES - 0.4%
Autos, Tires, & Accessories - 0.1%
Federal-Mogul Corp. 7.5% 1/15/09	Ba3	45,000	11,250
Textiles & Apparel - 0.3%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	10,000	8,200
Polymer Group, Inc.:
8.75% 3/1/08	B3	20,000	14,100
9% 7/1/07	B3	115,000	82,800
St. John Knits International, Inc. 12.5% 7/1/09	B3	40,000	37,000
			142,100
TOTAL DURABLES			153,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - 0.6%
Energy Services - 0.4%
Cliffs Drilling Co.:
Class B 10.25% 5/15/03	Ba3	$ 100,000	$ 102,250
Class D 10.25% 5/15/03	Ba3	15,000	15,338
R&B Falcon Corp. 9.125% 12/15/03	Ba3	30,000	30,525
			148,113
Oil & Gas - 0.2%
Gothic Production Corp. 11.125% 5/1/05	B3	65,000	68,250
Nuevo Energy Co. 9.375% 10/1/10 (e)	B1	30,000	29,850
			98,100
TOTAL ENERGY			246,213
FINANCE - 2.8%
Credit & Other Finance - 2.8%
Delta Financial Corp. 9.5% 8/1/04	Caa2	255,000	114,750
GS Escrow Corp.:
6.75% 8/1/01	Ba1	350,000	343,525
7% 8/1/03	Ba1	310,000	293,725
7.125% 8/1/05	Ba1	265,000	243,108
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	Ca	10,000	1,200
7.875% 8/1/03 (c)	Ca	95,000	11,400
Metris Companies, Inc. 10% 11/1/04	Ba3	210,000	197,400
			1,205,108
Insurance - 0.0%
ITT Corp. 6.75% 11/15/03	Ba1	20,000	18,525
TOTAL FINANCE			1,223,633
HEALTH - 1.0%
Medical Facilities Management - 1.0%
Columbia/HCA Healthcare Co.:
8.12% 8/4/03	Ba2	125,000	123,125
8.125% 8/4/03	Ba2	40,000	39,400
Fountain View, Inc. 11.25% 4/15/08	Caa1	120,000	24,000
Oxford Health Plans, Inc. 11% 5/15/05	B2	175,000	190,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH - continued
Medical Facilities Management - continued
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	$ 50,000	$ 48,125
8.625% 1/15/07	Ba3	20,000	19,800
			445,200
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
Electrical Equipment - 0.7%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	455,000	323,050
Industrial Machinery & Equipment - 0.8%
Exide Corp. 10% 4/15/05	B1	355,000	255,600
Thermadyne Holdings Corp. 0% 6/1/08 (d)	Caa1	25,000	7,500
Thermadyne Manufacturing LLC 9.875% 6/1/08	B3	135,000	97,200
			360,300
Pollution Control - 1.1%
Allied Waste North America, Inc. 10% 8/1/09	B2	380,000	322,050
Browning-Ferris Industries, Inc. 6.1% 1/15/03	Ba3	160,000	147,200
			469,250
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			1,152,600
MEDIA & LEISURE - 30.2%
Broadcasting - 25.8%
360networks, Inc. 13% 5/1/08	B3	220,000	174,900
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	465,000	430,125
Adelphia Communications Corp.:
9.25% 10/1/02	B2	1,215,000	1,184,625
10.875% 10/1/10	B2	50,000	46,500
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	1,380,000	1,138,500
Century Communications Corp.:
0% 3/15/03	B2	30,000	22,650
9.5% 3/1/05	B2	125,000	114,688
9.75% 2/15/02	B2	1,590,000	1,558,200
Diamond Cable Communications PLC yankee:
0% 12/15/05 (d)	B2	200,000	180,500
0% 2/15/07 (d)	B2	20,000	15,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Diamond Cable Communications PLC yankee: - continued
13.25% 9/30/04	B2	$ 315,000	$ 322,875
EchoStar DBS Corp.:
9.25% 2/1/06	B1	200,000	196,000
9.375% 2/1/09	B1	420,000	411,600
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	300,000	204,000
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	150,000	161,250
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	200,000	144,000
International Cabletel, Inc.:
Series A, 12.75% 4/15/05	B2	170,000	168,300
0% 2/1/06 (d)	B2	2,130,000	1,874,400
Knology Holding, Inc. 0% 10/15/07 (d)	-	45,000	13,950
NTL Communications Corp. 11.875% 10/1/10 (e)	B2	70,000	64,750
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	20,000	18,700
Pegasus Communications Corp.:
9.625% 10/15/05	B3	550,000	536,250
9.75% 12/1/06	B3	350,000	341,250
Pegasus Media & Communications, Inc. 12.5% 7/1/05	B3	300,000	312,000
Satelites Mexicanos SA de CV:
10.125% 11/1/04	B3	500,000	315,000
11.28% 6/30/04 (e)(f)	B1	420,000	367,500
Telewest PLC 11% 10/1/07	B1	374,000	336,600
United International Holdings, Inc. 0% 2/15/08 (d)	B3	400,000	232,000
United Pan-Europe Communications NV:
0% 2/1/10 (d)	B2	200,000	74,000
10.875% 11/1/07	B2	110,000	85,800
10.875% 8/1/09	B2	95,000	68,875
11.25% 2/1/10	B2	75,000	56,250
11.5% 2/1/10	B2	165,000	125,400
			11,296,438
Entertainment - 0.5%
Alliance Gaming Corp. 10% 8/1/07	Caa1	180,000	99,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Entertainment - continued
Mandalay Resort Group:
9.5% 8/1/08	Ba2	$ 60,000	$ 61,200
10.25% 8/1/07	Ba3	75,000	76,875
			237,075
Leisure Durables & Toys - 0.0%
Hedstrom Corp. 10% 6/1/07 (c)	Caa3	85,000	1,700
Lodging & Gaming - 3.7%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B-	290,000	287,825
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	220,000	207,350
International Game Technology 7.875% 5/15/04	Ba1	30,000	29,250
ITT Corp. 6.25% 11/15/00	Ba1	1,085,000	1,079,575
			1,604,000
Publishing - 0.2%
American Lawyer Media Holdings, Inc. 9.75% 12/15/07	B2	85,000	75,650
TOTAL MEDIA & LEISURE			13,214,863
NONDURABLES - 0.6%
Foods - 0.6%
SFC New Holdings, Inc. 11.25% 8/15/01	CCC	275,000	270,188
RETAIL & WHOLESALE - 1.7%
Apparel Stores - 0.0%
Norton McNaughton, Inc. 12.5% 6/1/05	B2	5,000	4,488
Drug Stores - 1.5%
Rite Aid Corp.:
6% 12/15/00 (e)	B3	670,000	649,900
10.5% 9/15/02 (e)	-	5,000	3,100
			653,000
Retail & Wholesale, Miscellaneous - 0.2%
National Vision Association Ltd. 12.75% 10/15/05 (c)	Ca	200,000	76,000
TOTAL RETAIL & WHOLESALE			733,488
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TECHNOLOGY - 4.8%
Computer Services & Software - 3.1%
Colo.com 13.875% 3/15/10 unit (e)	-	$ 100,000	$ 75,000
Concentric Network Corp. 12.75% 12/15/07	B	160,000	159,200
Covad Communications Group, Inc.:
0% 3/15/08 (d)	B3	138,000	37,260
12% 2/15/10	B3	95,000	44,175
12.5% 2/15/09	B3	200,000	98,000
Exodus Communications, Inc.:
10.75% 12/15/09	B3	455,000	418,600
11.25% 7/1/08	B3	110,000	103,950
11.625% 7/15/10 (e)	B3	315,000	296,100
PSINet, Inc.:
10% 2/15/05	B3	220,000	108,900
10.5% 12/1/06	B3	40,000	19,200
			1,360,385
Computers & Office Equipment - 1.3%
Dictaphone Corp. 11.75% 8/1/05	B3	660,000	495,000
Globix Corp. 12.5% 2/1/10	B-	130,000	71,500
			566,500
Electronic Instruments - 0.3%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	145,000	129,050
Electronics - 0.1%
Aavid Thermal Technologies, Inc. 12.75% 2/1/07	B2	40,000	34,800
Photographic Equipment - 0.0%
IMAX Corp. 7.875% 12/1/05	Ba2	55,000	31,350
TOTAL TECHNOLOGY			2,122,085
TRANSPORTATION - 0.3%
Air Transportation - 0.3%
US Air, Inc. 9.625% 2/1/01	B3	150,000	148,500
UTILITIES - 23.3%
Cellular - 5.2%
Clearnet Communications, Inc. yankee 0% 12/15/05 (d)	Ba1	100,000	106,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Echostar Broadband Corp. 10.375% 10/1/07 (e)	B3	$ 250,000	$ 250,000
Globalstar LP/Globalstar Capital Corp. 11.5% 6/1/05	Caa1	30,000	3,600
Leap Wireless International, Inc.:
0% 4/15/10 (d)	-	105,000	25,200
12.5% 4/15/10	Caa2	135,000	89,100
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	243,000	170,100
Nextel Communications, Inc.:
0% 2/15/08 (d)	B1	165,000	122,100
9.375% 11/15/09	B1	155,000	149,575
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	135,000	81,000
12.75% 8/1/10 (e)	Caa1	350,000	322,000
Nextel Partners, Inc.:
11% 3/15/10 (e)	B3	750,000	750,000
11% 3/15/10	B3	115,000	115,000
Orion Network Systems, Inc. 11.25% 1/15/07	B2	45,000	15,750
Triton PCS, Inc. 0% 5/1/08 (d)	B3	25,000	18,813
US Unwired, Inc. 0% 11/1/09 (d)	Caa1	150,000	71,250
			2,289,488
Electric Utility - 0.3%
CMS Energy Corp. 8.125% 5/15/02	Ba3	130,000	127,888
Telephone Services - 17.8%
Allegiance Telecom, Inc. 0% 2/15/08 (d)	B3	105,000	71,400
Asia Global Crossing Ltd. 13.375% 10/15/10 (e)	B2	140,000	130,900
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	15,000	2,550
Flag Telecom Holdings Ltd. 11.625% 3/30/10	B2	100,000	83,000
Focal Communications Corp. 11.875% 1/15/10	B3	385,000	292,600
Hyperion Telecommunications, Inc.:
0% 4/15/03 (d)	B3	105,000	79,800
12.25% 9/1/04	B3	665,000	551,950
ICG Services, Inc. 0% 5/1/08 (d)	Caa1	200,000	32,000
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	455,000	429,975
0% 7/15/07 (d)	B2	105,000	86,625
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Level 3 Communications, Inc.:
0% 12/1/08 (d)	B3	$ 50,000	$ 27,500
11% 3/15/08	B3	425,000	383,563
McLeodUSA, Inc.:
0% 3/1/07 (d)	B1	195,000	158,438
8.375% 3/15/08	B1	15,000	13,200
9.25% 7/15/07	B1	35,000	32,025
Metromedia Fiber Network, Inc.:
10% 11/15/08	B2	10,000	8,800
10% 12/15/09	B2	330,000	290,400
NEXTLINK Communications LLC 12.5% 4/15/06	B2	20,000	18,900
NEXTLINK Communications, Inc.:
0% 4/15/08 (d)	B2	267,000	149,520
0% 6/1/09 (d)	B2	211,000	109,720
0% 12/1/09 (d)	B2	105,000	49,350
10.75% 11/15/08	B3	45,000	39,600
10.75% 6/1/09	B2	425,000	374,000
Qwest Communications International, Inc. 10.875% 4/1/07	Baa1	3,000,000	3,254,993
Rhythms NetConnections, Inc.:
Series B, 14% 2/15/10	B3	165,000	75,900
12.75% 4/15/09	B3	20,000	9,200
Rochester Telephone Corp. 8.77% 4/16/01	Ba2	100,000	99,250
Teligent, Inc. 11.5% 12/1/07	Caa1	265,000	106,000
Versatel Telecom International NV 11.875% 7/15/09	B3	60,000	43,800
Viatel, Inc. 11.5% 3/15/09	B3	40,000	20,000
WinStar Communications, Inc.:
0% 4/15/10 (d)	B3	30,000	9,600
12.5% 4/15/08	B3	255,000	187,425
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
WinStar Communications, Inc.: - continued
12.75% 4/15/10	B3	$ 615,000	$ 442,800
Worldwide Fiber, Inc. 12% 8/1/09	B3	145,000	109,475
			7,774,259
TOTAL UTILITIES			10,191,635
TOTAL NONCONVERTIBLE BONDS			30,850,920
TOTAL CORPORATE BONDS (Cost $34,490,466)			31,496,108
Asset-Backed Securities - 0.1%

Airplanes pass through trust 10.875% 3/15/19 (Cost $51,509)	Ba2	69,139	51,163
Commercial Mortgage Securities - 1.1%

Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3172% 11/18/31 (e)(f)	Ba1	400,000	309,500
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	100,000	67,328
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 10.8713% 1/15/03 (e)(f)	-	100,000	92,844
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $473,782)			469,672
Common Stocks - 5.4%
	Shares
BASIC INDUSTRIES - 0.3%
Chemicals & Plastics - 0.0%
Georgia Gulf Corp.	200	2,675
Lyondell Chemical Co.	300	4,313
Sterling Chemicals Holdings, Inc. (a)	1,000	1,625
		8,613
Common Stocks - continued
	Shares	Value (Note 1)
BASIC INDUSTRIES - continued
Packaging & Containers - 0.3%
Packaging Corp. of America	7,100	$ 104,281
TOTAL BASIC INDUSTRIES		112,894
FINANCE - 0.0%
Banks - 0.0%
Provident Financial Group, Inc.	600	18,150
Credit & Other Finance - 0.0%
Associates First Capital Corp. (a)	10,800	227
Delta Financial Corp. (a)	6,800	3,188
		3,415
TOTAL FINANCE		21,565
HEALTH - 0.4%
Medical Facilities Management - 0.4%
Davita, Inc. (a)	15,000	168,750
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Industrial Machinery & Equipment - 0.0%
Exide Corp.	300	3,019
Pollution Control - 0.0%
Allied Waste Industries, Inc. (a)	800	7,400
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		10,419
MEDIA & LEISURE - 3.5%
Broadcasting - 3.1%
EchoStar Communications Corp. Class A (a)	30,300	1,371,075
Entertainment - 0.0%
Clubhaus PLC (a)	1,400	842
Leisure Durables & Toys - 0.0%
Brunswick Corp.	200	3,888
Lodging & Gaming - 0.4%
Hollywood Casino Corp. (a)	15,000	157,500
TOTAL MEDIA & LEISURE		1,533,305
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - 1.0%
Grocery Stores - 1.0%
Pathmark Stores, Inc. (a)	26,670	$ 418,386
Pathmark Stores, Inc. warrants 9/19/10 (a)	1,012	4,554
		422,940
TECHNOLOGY - 0.2%
Computer Services & Software - 0.0%
PSINet, Inc. (a)	1,200	7,988
Electronics - 0.2%
Aavid Thermal Technologies, Inc. warrants 2/1/07 (a)(e)	40	0
California Micro Devices Corp. (a)	5,000	63,438
Photographic Equipment - 0.0%
IMAX Corp. (a)	2,800	13,793
TOTAL TECHNOLOGY		85,219
UTILITIES - 0.0%
Cellular - 0.0%
Leap Wireless International, Inc.:
warrants 4/15/10 (CV ratio 2.503) (a)(e)	135	1,350
warrants 4/15/10 (CV ratio 5.146) (a)(e)	105	1,050
		2,400
Electric Utility - 0.0%
CMS Energy Corp.	300	8,100
TOTAL UTILITIES		10,500
TOTAL COMMON STOCKS (Cost $2,278,664)		2,365,592
Preferred Stocks - 5.4%

Convertible Preferred Stocks - 0.1%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Electrical Equipment - 0.1%
Loral Space & Communications Ltd. $3.00 (e)	2,000	36,500
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 5.3%
FINANCE - 0.7%
Credit & Other Finance - 0.7%
American Annuity Group Capital Trust I $2.3125	13,435	$ 322,440
MEDIA & LEISURE - 0.5%
Broadcasting - 0.5%
CSC Holdings, Inc. Series M, 11.125% pay-in-kind	2,230	236,380
UTILITIES - 4.1%
Cellular - 0.9%
Nextel Communications, Inc. 11.125% pay-in-kind	422	390,350
Telephone Services - 3.2%
Intermedia Communications, Inc. 13.5% pay-in-kind	178	151,300
XO Communications, Inc.:
$7.00 pay-in-kind	22,949	917,960
13% pay-in-kind	442	318,240
		1,387,500
TOTAL UTILITIES		1,777,850
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,336,670
TOTAL PREFERRED STOCKS (Cost $2,799,002)		2,373,170
Floating Rate Loans - 3.6%
Moody's Ratings (unaudited) (b)		Principal Amount
CONSTRUCTION & REAL ESTATE - 0.7%
Building Materials - 0.7%
Flowserve Corp. Tranche B term loan 10.25% 6/30/08 (f)	-	$ 300,000	302,250
Construction - 0.0%
Blount, Inc. Tranche B term loan 10.7222% 6/30/06 (f)	B1	2,519	2,506
TOTAL CONSTRUCTION & REAL ESTATE			304,756
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
DURABLES - 0.4%
Textiles & Apparel - 0.4%
Synthetic Industries, Inc. term loan 14.9% 12/13/00 (f)	-	$ 200,000	$ 184,000
UTILITIES - 2.5%
Cellular - 2.3%
Cook Inlet/Voicestream Op Co. LLC Tranche B term loan 10.63% 12/31/08 (f)	B2	1,000,000	1,010,000
Telephone Services - 0.2%
McLeodUSA, Inc. Tranche B term loan 9.62% 5/31/08 (f)	Ba2	100,000	99,875
TOTAL UTILITIES			1,109,875
TOTAL FLOATING RATE LOANS (Cost $1,601,779)			1,598,631
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 10/31/00 due 11/1/00 (Cost $4,585,000)	$ 4,585,835	4,585,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $46,280,202)		42,939,336
NET OTHER ASSETS - 1.9%		818,821
NET ASSETS - 100%		$ 43,758,157
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,858,744 or 8.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	7.6%	BBB	10.1%
Ba	11.7%	BB	7.1%
B	51.3%	B	46.1%
Caa	3.8%	CCC	9.3%
Ca, C	0.2%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Income Tax Information

At October 31, 2000, the aggregate
cost of investment securities for income tax purposes was $46,294,168. Net unrealized depreciation aggregated $3,354,832, of which $585,172 related to appreciated investment securities and $3,940,004 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $275,000 of which $6,000 and $269,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $4,585,000) (cost $46,280,202) - See accompanying schedule		$ 42,939,336
Receivable for investments sold		1,425,069
Receivable for fund shares sold		49,387
Dividends receivable		32,650
Interest receivable		710,781
Total assets		45,157,223
Liabilities
Payable to custodian bank	$ 993,288
Payable for investments purchased	164,825
Payable for fund shares redeemed	50,582
Distributions payable	93,094
Accrued management fee	17,397
Distribution fees payable	16,462
Other payables and accrued expenses	63,418
Total liabilities		1,399,066
Net Assets		$ 43,758,157
Net Assets consist of:
Paid in capital		$ 47,063,416
Undistributed net investment income		312,346
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,739)
Net unrealized appreciation (depreciation) on investments		(3,340,866)
Net Assets		$ 43,758,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,295,186 ÷ 1,421,416 shares)	$9.35
Maximum offering price per share (100/95.25 of $9.35)	$9.82
Class T: Net Asset Value and redemption price per share ($8,936,401 ÷ 956,058 shares)	$9.35
Maximum offering price per share (100/96.50 of $9.35)	$9.69
Class B: Net Asset Value and offering price per share ($10,053,827 ÷ 1,076,031 shares) A	$9.34
Class C: Net Asset Value and offering price per share ($6,562,755 ÷ 702,140 shares) A	$9.35
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,909,988 ÷ 524,863 shares)	$9.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Dividends		$ 276,680
Interest		3,288,926
Total income		3,565,606
Expenses
Management fee	$ 201,987
Transfer agent fees	62,937
Distribution fees	163,650
Accounting fees and expenses	60,006
Non-interested trustees' compensation	103
Custodian fees and expenses	9,853
Registration fees	199,084
Audit	19,881
Legal	168
Miscellaneous	103
Total expenses before reductions	717,772
Expense reductions	(260,745)	457,027
Net investment income		3,108,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(236,662)
Foreign currency transactions	9	(236,653)
Change in net unrealized appreciation (depreciation) on investment securities		(3,297,642)
Net gain (loss)		(3,534,295)
Net increase (decrease) in net assets resulting from operations		$ (425,716)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	September 7, 1999 (commencement of operations) to October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 3,108,579	$ 59,140
Net realized gain (loss)	(236,653)	(6,153)
Change in net unrealized appreciation (depreciation)	(3,297,642)	(43,224)
Net increase (decrease) in net assets resulting from operations	(425,716)	9,763
Distributions to shareholders from net investment income	(2,832,624)	(56,682)
Share transactions - net increase (decrease)	39,193,976	7,869,440
Total increase (decrease) in net assets	35,935,636	7,822,521
Net Assets
Beginning of period	7,822,521	-
End of period (including undistributed net investment income of $312,346 and $2,608, respectively)	$ 43,758,157	$ 7,822,521

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.895	.116
Net realized and unrealized gain (loss)	(.640)	(.091)
Total from investment operations	.255	.025
Less Distributions
From net investment income	(.825)	(.105)
Net asset value, end of period	$ 9.350	$ 9.920
Total Return B, C	2.40%	.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,295	$ 739
Ratio of expenses to average net assets	1.00% F	1.00% A, F
Ratio of expenses to average net assets after expense reductions	.98% G	1.00% A
Ratio of net investment income to average net assets	9.17%	7.92% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.898	.112
Net realized and unrealized gain (loss)	(.656)	(.089)
Total from investment operations	.242	.023
Less Distributions
From net investment income	(.812)	(.103)
Net asset value, end of period	$ 9.350	$ 9.920
Total Return B, C	2.27%	.23%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,936	$ 2,422
Ratio of expenses to average net assets	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	1.08% G	1.10% A
Ratio of net investment income to average net assets	9.07%	7.82% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.830	.102
Net realized and unrealized gain (loss)	(.663)	(.083)
Total from investment operations	.167	.019
Less Distributions
From net investment income	(.747)	(.099)
Net asset value, end of period	$ 9.340	$ 9.920
Total Return B, C	1.50%	.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,054	$ 2,089
Ratio of expenses to average net assets	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.73% G	1.75% A
Ratio of net investment income to average net assets	8.42%	7.17% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income D	.819	.101
Net realized and unrealized gain (loss)	(.643)	(.093)
Total from investment operations	.176	.008
Less Distributions
From net investment income	(.736)	(.098)
Net asset value, end of period	$ 9.350	$ 9.910
Total Return B, C	1.60%	.08%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,563	$ 1,854
Ratio of expenses to average net assets	1.85% F	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.83% G	1.85% A
Ratio of net investment income to average net assets	8.32%	7.07% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.910	.118
Net realized and unrealized gain (loss)	(.638)	(.091)
Total from investment operations	.272	.027
Less Distributions
From net investment income	(.842)	(.107)
Net asset value, end of period	$ 9.350	$ 9.920
Total Return B, C	2.57%	.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,910	$ 719
Ratio of expenses to average net assets	.85% F	.85% A, F
Ratio of expenses to average net assets after expense reductions	.83% G	.85% A
Ratio of net investment income to average net assets	9.32%	8.07% A
Portfolio turnover rate	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

differing treatments for litigation proceeds, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,598,631 or 3.6% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $81,796,237 and $45,940,554, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90% *
Class C	1.00% **

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 12,519	$ 769
Class T	24,004	1,376
Class B	76,397	56,575
Class C	50,730	37,631
	$ 163,650	$ 96,351

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 20,151	$ 6,985
Class T	30,650	11,175
Class B	40,712	40,712 *
Class C	1,640	1,640 *
	$ 93,153	$ 60,512

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 12,424.15
Class T	17,786.19
Class B	14,589.17
Class C	10,226.20
Institutional Class	7,912.22
	$ 62,937

Accounting Fees. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $334 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.00%	$ 58,838
Class T	1.10%	69,642
Class B	1.75%	61,602
Class C	1.85%	38,667
Institutional Class	0.85%	26,643
		$ 255,392

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,155 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,198 under the custodian arrangement.

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 32%.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2000	1999A
From net investment income
Class A	$ 707,918	$ 7,152
Class T	787,365	17,710
Class B	645,402	10,995
Class C	379,306	13,464
Institutional Class	312,633	7,361
Total	$ 2,832,624	$ 56,682

A Distributions for the period September 7, 1999 (commencement of operations) to October 31, 1999.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2000	1999 A	2000	1999 A

Class A Shares sold	1,493,515	73,796	$ 15,002,914	$ 737,552
Reinvestment of distributions	54,584	661	535,288	6,564
Shares redeemed	(201,140)	-	(1,994,596)	-
Net increase (decrease)	1,346,959	74,457	$ 13,543,606	$ 744,116
Class T Shares sold	1,656,133	242,680	$ 16,505,485	$ 2,421,256
Reinvestment of distributions	43,976	1,481	434,581	14,699
Shares redeemed	(988,162)	(50)	(9,733,802)	(500)
Net increase (decrease)	711,947	244,111	$ 7,206,264	$ 2,435,455
Class B Shares sold	1,104,573	214,251	$ 11,052,135	$ 2,135,658
Reinvestment of distributions	31,115	851	307,335	8,451
Shares redeemed	(270,291)	(4,468)	(2,684,546)	(44,468)
Net increase (decrease)	865,397	210,634	$ 8,674,924	$ 2,099,641
Class C Shares sold	809,417	185,931	$ 8,074,099	$ 1,855,443
Reinvestment of distributions	21,753	1,090	214,658	10,817
Shares redeemed	(316,051)	-	(3,125,853)	-
Net increase (decrease)	515,119	187,021	$ 5,162,904	$ 1,866,260
Institutional Class Shares sold	446,427	71,695	$ 4,549,272	$ 716,650
Reinvestment of distributions	30,213	737	297,604	7,318
Shares redeemed	(24,209)	-	(240,598)	-
Net increase (decrease)	452,431	72,432	$ 4,606,278	$ 723,968

A Share transactions are for the period September 7, 1999 (commencement of operations) to October 31, 1999.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

David L. Glancy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant ®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

AHII-ANN-1200	118953
1.728716.101

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